UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

KRISTEN MILLAN

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: JULY 31

Date of Reporting Period: OCTOBER 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2017

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA AGGRESSIVE GROWTH FUND

OCTOBER 31, 2017

(Form N-Q)

48454 -1217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Aggressive Growth Fund

October 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (97.3%)

COMMON STOCKS (97.3%)

Consumer Discretionary (14.8%)

Automobile Manufacturers (0.5%)

56,000	Ferrari N.V.	$6,702
	Automotive Retail (0.3%)
19,770	O'Reilly Automotive, Inc.*	4,171
	Cable & Satellite (1.1%)
418,394	Comcast Corp. "A"	15,075
	Casinos & Gaming (1.1%)
101,727	Las Vegas Sands Corp.	6,448
315,000	MGM Resorts International	9,875
		16,323
	Footwear (0.8%)
199,400	NIKE, Inc. "B"	10,965
	Home Improvement Retail (1.6%)
141,193	Home Depot, Inc.	23,407
	Hotels, Resorts & Cruise Lines (1.6%)
104,400	Hilton Worldwide Holdings, Inc.	7,546
260,000	Norwegian Cruise Line Holdings Ltd.*	14,495
		22,041
	Internet & Direct Marketing Retail (5.8%)
34,271	Amazon.com, Inc.*	37,879
121,100	Ctrip.com International Ltd. ADR*	5,800
61,340	Expedia, Inc.	7,647
34,600	Netflix, Inc.*	6,796
12,752	Priceline Group, Inc.*	24,381
		82,503
	Movies & Entertainment (1.6%)
225,000	Walt Disney Co.	22,007
	Restaurants (0.4%)
111,150	Starbucks Corp.	6,095
	Total Consumer Discretionary	209,289
	Consumer Staples (1.4%)
	Food Retail (0.7%)
490,000	Kroger Co.	10,143
	Soft Drinks (0.7%)
85,862	PepsiCo, Inc.	9,465
	Total Consumer Staples	19,608

1 | USAA Aggressive Growth Fund

Market
Number	Value
of Shares Security	(000)

Energy (2.1%)

Oil & Gas Drilling (0.5%)

700,000	Transocean Ltd.*(a)	$7,350
	Oil & Gas Exploration & Production (1.6%)
130,000	Cimarex Energy Co.	15,201
68,000	EOG Resources, Inc.	6,791
		21,992
	Total Energy	29,342
	Financials (5.3%)
	Consumer Finance (0.7%)
113,607	American Express Co.	10,852
	Diversified Banks (2.4%)
438,609	Bank of America Corp.	12,014
113,136	Citigroup, Inc.	8,315
131,262	JPMorgan Chase & Co.	13,206
		33,535
	Financial Exchanges & Data (1.6%)
237,455	Intercontinental Exchange, Inc.	15,696
49,600	Moody's Corp.	7,063
		22,759
	Property & Casualty Insurance (0.6%)
200,000	XL Group Ltd.	8,094
	Total Financials	75,240
	Health Care (13.8%)
	Biotechnology (3.2%)
60,797	Amgen, Inc.	10,653
22,630	Biogen, Inc.*	7,053
193,931	Celgene Corp.*	19,581
112,731	Gilead Sciences, Inc.	8,450
		45,737
	Health Care Equipment (2.6%)
36,500	Becton, Dickinson & Co.	7,616
393,200	Boston Scientific Corp.*	11,065
54,598	Danaher Corp.	5,038
56,600	DexCom, Inc.*(a)	2,545
104,886	Edwards Lifesciences Corp.*	10,723
		36,987
	Life Sciences Tools & Services (1.9%)
39,730	ICON plc*	4,722
38,400	Illumina, Inc.*	7,879
71,050	Thermo Fisher Scientific, Inc.	13,772
		26,373
	Managed Health Care (2.8%)
62,809	Aetna, Inc.	10,680
38,168	Anthem, Inc.	7,985
101,000	UnitedHealth Group, Inc.	21,232
		39,897
	Pharmaceuticals (3.3%)
37,540	Allergan plc	6,653
162,012	Bristol-Myers Squibb Co.	9,990
71,050	Eli Lilly & Co.	5,822

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
58,879	Johnson & Johnson	$8,208
91,194	Merck & Co., Inc.	5,024
167,050	Zoetis, Inc.	10,661
		46,358
	Total Health Care	195,352

Industrials (10.6%)

Aerospace & Defense (1.6%)

37,250	General Dynamics Corp.	7,561
22,200	Northrop Grumman Corp.	6,561
44,200	Raytheon Co.	7,965
		22,087
	Air Freight & Logistics (0.4%)
26,150	FedEx Corp.	5,905
	Airlines (0.6%)
177,000	Delta Air Lines, Inc.	8,855
	Construction Machinery & Heavy Trucks (1.5%)
87,792	Caterpillar, Inc.	11,922
52,750	Cummins, Inc.	9,330
		21,252
	Electrical Components & Equipment (1.5%)
120,872	Emerson Electric Co.	7,792
64,632	Rockwell Automation, Inc.	12,979
		20,771
	Industrial Conglomerates (1.3%)
125,686	Honeywell International, Inc.	18,119
	Industrial Machinery (2.0%)
88,928	Dover Corp.	8,492
161,818	Fortive Corp.	11,693
46,723	Parker-Hannifin Corp.	8,532
		28,717
	Railroads (1.2%)
324,000	CSX Corp.	16,339
	Research & Consulting Services (0.5%)
178,177	IHS Markit Ltd.*	7,592
	Total Industrials	149,637
	Information Technology (46.8%)
	Application Software (3.9%)
45,000	Adobe Systems, Inc.*	7,882
82,716	Intuit, Inc.	12,492
222,900	salesforce.com, Inc.*	22,812
184,700	Splunk, Inc.*	12,430
		55,616
	Data Processing & Outsourced Services (8.6%)
73,950	Fidelity National Information Services, Inc.	6,860
83,707	Fiserv, Inc.*	10,834
194,402	MasterCard, Inc. "A"	28,921
300,293	PayPal Holdings, Inc.*	21,789
108,013	Vantiv, Inc. "A"*	7,561
415,047	Visa, Inc. "A"	45,647
		121,612

3 | USAA Aggressive Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Home Entertainment Software (1.0%)
120,409	Electronic Arts, Inc.*	$14,401
	Internet Software & Services (12.3%)
126,220	Alibaba Group Holding Ltd. ADR*	23,337
46,350	Alphabet, Inc. "A"*	47,881
30,892	Alphabet, Inc. "C"*	31,406
24,185	CoStar Group, Inc.*	7,152
230,094	eBay, Inc.*	8,661
305,303	Facebook, Inc. "A"*	54,973
		173,410
	IT Consulting & Other Services (0.4%)
45,765	Gartner, Inc.*	5,735
	Semiconductor Equipment (1.1%)
116,823	Applied Materials, Inc.	6,592
45,000	ASML Holdings N.V.	8,134
		14,726
	Semiconductors (4.0%)
83,010	Analog Devices, Inc.	7,579
41,200	Broadcom Ltd.	10,873
131,400	Maxim Integrated Products, Inc.	6,904
39,800	NVIDIA Corp.	8,231
54,400	Skyworks Solutions, Inc.	6,194
128,621	Texas Instruments, Inc.	12,436
59,283	Xilinx, Inc.	4,369
		56,586
	Systems Software (8.1%)
72,245	Check Point Software Technologies Ltd.*	8,504
849,456	Microsoft Corp.	70,658
512,082	Oracle Corp.	26,065
77,700	ServiceNow, Inc.*	9,819
		115,046
	Technology Hardware, Storage, & Peripherals (7.4%)
521,830	Apple, Inc.	88,210
725,000	HP, Inc.	15,624
		103,834
	Total Information Technology	660,966
	Materials (2.5%)
	Construction Materials (0.5%)
60,000	Vulcan Materials Co.	7,305
	Diversified Metals & Mining (0.7%)
212,577	Rio Tinto plc ADR	10,189
	Specialty Chemicals (1.1%)
44,650	Ecolab, Inc.	5,834
24,310	Sherwin-Williams Co.	9,606
		15,440
	Steel (0.2%)
46,901	Nucor Corp.	2,712
	Total Materials	35,646
	Total Common Stocks	1,375,080
	Total Equity Securities (cost: $865,658)	1,375,080

Portfolio of Investments | 4

Number	Market
Value
of Shares Security	(000)

MONEY MARKET INSTRUMENTS (2.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.7%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.94% (b)
38,924,949 (cost: $38,925)	$38,925

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)

2,597,500 Invesco Government & Agency Portfolio Institutional Class, 0.95%(b)(cost: $2,597)	2,597
Total Investments (cost: $907,180)	$1,416,602
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1,375,080	$	— $	— $	1,375,080
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	38,925		—	—	38,925
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	2,597		—	—	2,597
Total	$1,416,602	$	— $	— $	1,416,602

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through October 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA Aggressive Growth Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Aggressive Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Aggressive Growth Fund Shares (Fund Shares) and Aggressive Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of- funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

6 | USAA Aggressive Growth Fund

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

Notes to Portfolio of Investments | 7

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-

8 | USAA Aggressive Growth Fund

term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral

$2,483,000	$-	$2,597,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,413,697,000 at October 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.0% of net assets at October 31, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

Notes to Portfolio of Investments | 9

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of October 31, 2017.

(b)Rate represents the money market fund annualized seven-day yield at October 31, 2017.

*Non-income-producing security.

10 | USAA Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CAPITAL GROWTH FUND

OCTOBER 31, 2017

(Form N-Q)

48453 -1217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Capital Growth Fund

October 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.6%)

COMMON STOCKS (99.0%)

Consumer Discretionary (12.5%)

Apparel Retail (0.5%)

62,076	Ross Stores, Inc.	$3,941
	Apparel, Accessories & Luxury Goods (0.8%)
144,300	Burberry Group plc	3,645
40,000	Ralph Lauren Corp.	3,577
		7,222
	Auto Parts & Equipment (1.1%)
33,683	Lear Corp.	5,915
72,700	Magna International, Inc.	3,966
		9,881
	Automobile Manufacturers (1.8%)
114,000	Honda Motor Co. Ltd.	3,532
146,600	Mazda Motor Corp.	2,091
100,300	Subaru Corp.	3,430
130,000	Suzuki Motor Corp.	7,060
		16,113
	Broadcasting (0.6%)
90,400	CBS Corp. "B"	5,073
	Cable & Satellite (0.9%)
88,575	Comcast Corp. "A"	3,191
920,000	Sirius XM Holdings, Inc.(a)	5,005
		8,196
	General Merchandise Stores (1.1%)
49,000	Canadian Tire Corp. "A"	6,012
63,000	Target Corp.	3,720
		9,732
	Home Improvement Retail (2.1%)
57,900	Home Depot, Inc.	9,599
116,900	Lowe's Companies, Inc.	9,346
		18,945
	Homebuilding (1.3%)
110,200	Bellway plc	5,342
171,000	Persimmon plc	6,364
		11,706
	Household Appliances (0.7%)
162,185	Electrolux AB "B"	5,734

1 | USAA Capital Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Movies & Entertainment (0.5%)
47,000	Time Warner, Inc.	$4,620
	Tires & Rubber (1.1%)
105,500	Bridgestone Corp.	5,001
251,200	Sumitomo Rubber Industries Ltd.	4,737
		9,738
	Total Consumer Discretionary	110,901
	Consumer Staples (9.0%)
	Agricultural Products (0.5%)
61,308	Bunge Ltd.	4,217
	Brewers (0.7%)
260,000	Kirin Holdings Co. Ltd.	6,184
	Distillers & Vintners (0.6%)
170,000	Diageo plc	5,807
	Drug Retail (1.3%)
99,725	CVS Health Corp.	6,834
67,829	Walgreens Boots Alliance, Inc.	4,495
		11,329
	Food Distributors (0.4%)
1,363,703	Booker Group plc	3,644
	Food Retail (0.4%)
1,078,803	WM Morrison Supermarkets plc	3,212
	Household Products (1.8%)
33,000	Clorox Co.	4,176
35,900	Kimberly-Clark Corp.	4,039
86,000	Procter & Gamble Co.	7,425
		15,640
	Hypermarkets & Super Centers (0.9%)
95,400	Wal-Mart Stores, Inc.	8,330
	Packaged Foods & Meat (1.2%)
147,100	Tyson Foods, Inc. "A"	10,725
	Soft Drinks (0.7%)
58,100	PepsiCo, Inc.	6,404
	Tobacco (0.5%)
109,407	Imperial Brands plc	4,462
	Total Consumer Staples	79,954
	Energy (5.1%)
	Integrated Oil & Gas (1.6%)
5,108,000	China Petroleum and Chemical Corp. "H"	3,752
36,956	Exxon Mobil Corp.	3,080
613,881	Gazprom PAO ADR	2,636
240,513	Repsol S.A.	4,507
		13,975
	Oil & Gas Equipment & Services (1.2%)
260,781	SBM Offshore N.V.	4,654
343,000	Subsea 7 S.A.	5,765
		10,419
	Oil & Gas Exploration & Production (0.6%)
191,500	Murphy Oil Corp.	5,123

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Oil & Gas Refining & Marketing (1.7%)
55,063	GS Holdings Corp.	$3,253
215,883	Neste Oyj	12,028
		15,281
	Total Energy	44,798
	Financials (20.2%)
	Consumer Finance (0.6%)
53,601	Capital One Financial Corp.	4,941
	Diversified Banks (8.9%)
6,260,000	Agricultural Bank of China Ltd. "H"	2,945
314,900	Bank of America Corp.	8,625
112,696	BNP Paribas S.A.	8,801
1,161,000	BOC Hong Kong Holdings Ltd.	5,529
75,500	Canadian Imperial Bank of Commerce	6,646
5,021,000	China Construction Bank Corp. "H"	4,480
130,955	Citigroup, Inc.	9,625
137,500	Danske Bank A/S	5,245
6,758,000	Industrial & Commercial Bank of China Ltd. "H"	5,362
85,223	JPMorgan Chase & Co.	8,574
825,000	Mitsubishi UFJ Financial Group, Inc.	5,532
132,710	Societe Generale S.A.	7,389
		78,753
	Life & Health Insurance (4.3%)
1,244,918	AEGON N.V.	7,349
264,364	CNO Financial Group, Inc.	6,337
1,723,000	Legal & General Group plc	6,110
50,113	Lincoln National Corp.	3,798
135,000	NN Group N.V.	5,655
122,800	Sun Life Financial, Inc.	4,783
12,219	Swiss Life Holding AG	4,247
		38,279
	Multi-Line Insurance (1.7%)
36,300	Allianz SE(b)	8,429
230,000	AXA S.A.	6,947
		15,376
	Other Diversified Financial Services (0.6%)
325,700	ORIX Corp.	5,553
	Property & Casualty Insurance (1.4%)
78,000	Allstate Corp.	7,321
113,300	Tokio Marine Holdings, Inc.	4,838
		12,159
	Regional Banks (1.0%)
233,445	Citizens Financial Group, Inc.	8,873
	Reinsurance (1.1%)
21,724	Muenchener Rueckver AG-Reg(b)	4,860
55,000	Swiss Re AG	5,174
		10,034
	Thrifts & Mortgage Finance (0.6%)
130,146	Essent Group Ltd.*	5,547
	Total Financials	179,515

3 | USAA Capital Growth Fund

Market
Number	Value
of Shares Security	(000)

Health Care (12.2%)

Biotechnology (2.1%)

35,500	Amgen, Inc.	$6,220
23,047	Biogen, Inc.*	7,183
66,667	Gilead Sciences, Inc.	4,998
		18,401
	Health Care Equipment (2.0%)
117,400	Baxter International, Inc.	7,569
56,218	Edwards Lifesciences Corp.*	5,747
54,800	Masimo Corp.*	4,809
		18,125
	Health Care Services (0.5%)
72,800	Express Scripts Holding Co.*	4,462
	Managed Health Care (4.9%)
36,300	Aetna, Inc.	6,172
35,000	Anthem, Inc.	7,322
30,000	Cigna Corp.	5,917
26,595	Humana, Inc.	6,791
47,000	UnitedHealth Group, Inc.	9,880
39,272	WellCare Health Plans, Inc.*	7,766
		43,848
	Pharmaceuticals (2.7%)
1,416,473	Indivior plc	6,991
73,400	Merck & Co., Inc.	4,043
144,300	Mitsubishi Tanabe Pharma Corp.	3,165
65,200	Sanofi	6,174
45,689	UCB S.A.	3,326
		23,699
	Total Health Care	108,535
	Industrials (10.5%)
	Aerospace & Defense (3.7%)
49,797	Boeing Co.	12,847
35,500	Huntington Ingalls Industries, Inc.	8,265
39,797	Northrop Grumman Corp.	11,761
		32,873
	Building Products (0.5%)
54,142	Owens Corning	4,477
	Construction Machinery & Heavy Trucks (0.8%)
79,000	Oshkosh Corp.	7,233
	Heavy Electrical Equipment (0.8%)
78,000	Vestas Wind Systems A/S	6,880
	Industrial Conglomerates (0.6%)
271,000	Smiths Group plc	5,655
	Industrial Machinery (3.0%)
118,561	Donaldson Co., Inc.	5,597
48,800	Illinois Tool Works, Inc.	7,638
157,200	Kawasaki Heavy Industries Ltd.	5,434
41,723	Parker-Hannifin Corp.	7,619
		26,288
	Trading Companies & Distributors (1.1%)
851,100	Marubeni Corp.	5,664

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
63,981	Ferguson plc	$4,474
		10,138
	Total Industrials	93,544

Information Technology (17.1%)

Application Software (0.4%)

44,500	Citrix Systems, Inc.*	3,676
	Communications Equipment (2.1%)
106,948	Cisco Systems, Inc.	3,652
38,635	F5 Networks, Inc.*	4,685
203,800	Juniper Networks, Inc.	5,061
57,800	Motorola Solutions, Inc.	5,233
		18,631
	Data Processing & Outsourced Services (1.2%)
20,400	Alliance Data Systems Corp.	4,564
57,416	Visa, Inc. "A"	6,315
		10,879
	Internet Software & Services (1.6%)
6,592	Alphabet, Inc. "A"*	6,810
40,488	Facebook, Inc. "A"*	7,290
		14,100
	IT Consulting & Other Services (0.9%)
62,892	Amdocs Ltd.	4,094
56,800	Science Applications International Corp.	4,166
		8,260
	Semiconductor Equipment (1.7%)
153,000	Applied Materials, Inc.	8,634
148,300	Teradyne, Inc.	6,360
		14,994
	Semiconductors (0.8%)
14,101	Broadcom Ltd.	3,722
34,236	Texas Instruments, Inc.	3,310
		7,032
	Systems Software (1.9%)
48,224	Microsoft Corp.	4,011
51,967	Red Hat, Inc.*	6,279
56,500	VMware, Inc. "A"*(a)	6,763
		17,053
	Technology Distributors (0.6%)
52,033	Tech Data Corp.*	4,827
	Technology Hardware, Storage, & Peripherals (5.9%)
169,877	Apple, Inc.	28,716
300,000	HP, Inc.	6,465
150,723	NetApp, Inc.	6,695
4,124	Samsung Electronics Co. Ltd.	10,138
		52,014
	Total Information Technology	151,466
	Materials (5.8%)
	Diversified Chemicals (1.0%)
81,650	Chemours Co.	4,622
135,000	Huntsman Corp.	4,323
		8,945

5 | USAA Capital Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Diversified Metals & Mining (1.5%)
386,005	Anglo American plc	$7,280
2,298,518	South32 Ltd.	5,928
		13,208
	Paper Packaging (0.9%)
71,280	Avery Dennison Corp.	7,568
	Paper Products (0.9%)
256,293	UPM-Kymmene Oyj	7,702
	Specialty Chemicals (0.5%)
48,474	Covestro AG(b),(c)	4,664
	Steel (1.0%)
1,022,248	Fortescue Metals Group Ltd.	3,630
578,879	Outokumpu Oyj	5,476
		9,106
	Total Materials	51,193
	Real Estate (1.5%)
	Real Estate Development (1.5%)
1,512,000	Shimao Property Holdings Ltd.	3,167
1,182,800	China Vanke Co., Ltd.	4,207
724,500	Ck Asset Holdings Ltd.	5,957
		13,331
	Total Real Estate	13,331
	Telecommunication Services (2.8%)
	Integrated Telecommunication Services (1.0%)
7,000,000	China Telecom Corp. Ltd. "H"	3,508
117,600	Nippon Telegraph & Telephone Corp.	5,661
		9,169
	Wireless Telecommunication Services (1.8%)
209,900	KDDI Corp.	5,582
284,000	NTT DOCOMO, Inc.	6,846
1,201,830	Vodafone Group plc	3,442
		15,870
	Total Telecommunication Services	25,039
	Utilities (2.3%)
	Electric Utilities (1.2%)
61,000	Entergy Corp.	5,262
137,000	Exelon Corp.	5,508
		10,770
	Multi-Utilities (1.1%)
276,400	AGL Energy Ltd.	5,346
179,500	RWE AG*(b)	4,487
		9,833
	Total Utilities	20,603
	Total Common Stocks (cost: $672,108)	878,879

Portfolio of Investments | 6

		Market
Number of		Value
Shares	Security	(000)
	PREFERRED STOCKS (0.6%)
	Energy (0.6%)
	Integrated Oil & Gas (0.6%)
490,721	Petroleo Brasileiro S.A. ADR*(cost: $4,700)	$5,030
	Total Equity Securities (cost: $676,808)	883,909
	MONEY MARKET INSTRUMENTS (0.3%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)
	State Street Institutional Treasury Money Market Fund Premier Class, 0.94%(d)
2,572,831	(cost: $2,573)	2,573

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.4%)

840,468	Federated Government Obligations Fund Institutional Class, 0.91%(d)	840
1,017,757	Goldman Sachs Financial Square Government Fund Institutional Class, 0.93%(d)	1,018
9,714,658	Invesco Government & Agency Portfolio Institutional Class, 0.95%(d)	9,715
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
153,107	0.92%(d)	153
440,791	Western Asset Institutional Government Reserves Institutional Class, 0.95%(d)	441
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $12,167)	12,167
	Total Investments (cost: $691,548)	$898,649
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$856,439	$22,440	$	— $	878,879
Preferred Stocks	5,030	—		—	5,030
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,573	—		—	2,573
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	12,167	—		—	12,167
Total	$876,209	$22,440	$	— $	898,649

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

7 | USAA Capital Growth Fund

FAIR VALUE LEVEL TRANSFERS

For the period of August 1, 2017, through October 31, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into (out of)	into (out of)	into (out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$(16,169)	$ 16,169	$-
Total	$(16,169)	$ 16,169	$-

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

Portfolio of Investments | 8

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Capital Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Capital Growth Fund Shares (Fund Shares) and Capital Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

9 | USAA Capital Growth Fund

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

10 | USAA Capital Growth Fund

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral

Notes to Portfolio of Investments | 11

requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral

$11,648,000	$-	$12,167,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $887,355,000 at October 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 42.7% of net assets at October 31, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

12 | USAA Capital Growth Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of October 31, 2017.

(b)Securities with a value of $22,440,000, which represented 2.5% of the Fund's net assets, were classified as Level 2 at October 31, 2017, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)Rate represents the money market fund annualized seven-day yield at October 31,

2017.

*Non-income-producing security.

Notes to Portfolio of Investments | 13

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA FIRST START GROWTH FUND

OCTOBER 31, 2017

(Form N-Q)

48449 -1217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA First Start Growth Fund

October 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (73.6%)

COMMON STOCKS (33.5%)

Consumer Discretionary (4.2%)

Advertising (0.3%)

19,500	Omnicom Group, Inc.	$1,310
	Apparel Retail (0.2%)
11,650	TJX Companies, Inc.	813
	Auto Parts & Equipment (0.6%)
46,150	Magna International, Inc.	2,517
	Broadcasting (0.3%)
26,600	CBS Corp. "B"	1,493
	Home Improvement Retail (0.7%)
18,200	Home Depot, Inc.	3,017
	Hotels, Resorts & Cruise Lines (0.5%)
42,200	Norwegian Cruise Line Holdings Ltd.*	2,353
	Internet & Direct Marketing Retail (0.5%)
2,050	Amazon.com, Inc.*	2,266
	Restaurants (0.8%)
20,550	McDonald's Corp.	3,430
	Specialty Stores (0.3%)
5,950	Ulta Beauty, Inc.*	1,201
	Total Consumer Discretionary	18,400
	Consumer Staples (1.7%)
	Agricultural Products (0.4%)
23,100	Bunge Ltd.	1,589
	Drug Retail (0.1%)
8,510	CVS Health Corp.	583
	Hypermarkets & Super Centers (0.8%)
41,550	Wal-Mart Stores, Inc.	3,628
	Soft Drinks (0.4%)
16,750	PepsiCo, Inc.	1,846
	Total Consumer Staples	7,646
	Energy (2.6%)
	Integrated Oil & Gas (0.7%)
5,350	Chevron Corp.	620
38,340	Occidental Petroleum Corp.	2,475
		3,095

1 | USAA First Start Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Oil & Gas Drilling (0.2%)
33,450	Patterson-UTI Energy, Inc.	$662
	Oil & Gas Equipment & Services (0.1%)
7,200	Schlumberger Ltd.	461
	Oil & Gas Exploration & Production (1.6%)
79,720	Antero Resources Corp.*	1,547
28,900	Cabot Oil & Gas Corp.	801
3,750	Cimarex Energy Co.	438
40,670	ConocoPhillips	2,080
21,900	EOG Resources, Inc.	2,187
		7,053
	Total Energy	11,271
	Financials (5.7%)
	Asset Management & Custody Banks (0.6%)
48,520	Bank of New York Mellon Corp.	2,496
	Consumer Finance (0.7%)
90,650	Synchrony Financial	2,957
	Diversified Banks (2.2%)
139,820	Bank of America Corp.	3,830
41,350	JPMorgan Chase & Co.	4,160
34,250	U.S. Bancorp	1,862
		9,852
	Financial Exchanges & Data (0.3%)
10,600	CME Group, Inc.	1,454
	Property & Casualty Insurance (1.2%)
17,900	Allstate Corp.	1,680
11,400	Chubb Ltd.	1,719
25,900	Progressive Corp.	1,260
14,500	XL Group Ltd.	587
		5,246
	Regional Banks (0.7%)
83,430	KeyCorp	1,523
9,700	PNC Financial Services Group, Inc.	1,327
		2,850
	Total Financials	24,855
	Health Care (4.6%)
	Biotechnology (1.4%)
32,100	AbbVie, Inc.	2,897
3,300	Amgen, Inc.	578
14,700	Celgene Corp.*	1,484
13,430	Gilead Sciences, Inc.	1,007
		5,966
	Health Care Equipment (0.8%)
36,080	Medtronic plc	2,905
11,550	NuVasive, Inc.*	655
		3,560
	Life Sciences Tools & Services (0.3%)
6,750	Thermo Fisher Scientific, Inc.	1,308
	Managed Health Care (0.6%)
13,550	UnitedHealth Group, Inc.	2,849

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Pharmaceuticals (1.5%)
9,220	Allergan plc	$1,634
31,750	Johnson & Johnson	4,426
11,810	Merck & Co., Inc.	651
		6,711
	Total Health Care	20,394
	Industrials (3.7%)
	Aerospace & Defense (0.8%)
4,150	Lockheed Martin Corp.	1,279
12,400	Spirit AeroSystems Holdings, Inc. "A"	993
10,700	United Technologies Corp.	1,281
		3,553
	Air Freight & Logistics (0.3%)
6,500	FedEx Corp.	1,468
	Airlines (0.4%)
36,680	Southwest Airlines Co.	1,976
	Building Products (0.5%)
37,000	Johnson Controls International plc	1,531
11,750	Masco Corp.	468
		1,999
	Construction & Engineering (0.4%)
54,960	AECOM*	1,927
	Industrial Conglomerates (0.8%)
9,320	Carlisle Companies, Inc.	1,024
32,146	General Electric Co.	648
12,850	Honeywell International, Inc.	1,852
		3,524
	Railroads (0.5%)
7,450	Canadian Pacific Railway Ltd.	1,292
6,830	Kansas City Southern	712
		2,004
	Total Industrials	16,451
	Information Technology (8.4%)
	Communications Equipment (0.3%)
38,750	Cisco Systems, Inc.	1,323
	Data Processing & Outsourced Services (0.9%)
36,250	Visa, Inc. "A"	3,987
	Internet Software & Services (1.6%)
5,590	Alphabet, Inc. "A"*	5,775
7,080	Facebook, Inc. "A"*	1,275
		7,050
	IT Consulting & Other Services (0.4%)
18,650	DXC Technology Co.	1,707
	Semiconductor Equipment (0.3%)
5,610	Lam Research Corp.	1,170
	Semiconductors (1.0%)
4,650	Broadcom Ltd.	1,227
116,850	Cypress Semiconductor Corp.	1,854
25,030	Maxim Integrated Products, Inc.	1,315
		4,396

3 | USAA First Start Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Systems Software (2.1%)
63,950	Microsoft Corp.	$5,319
77,700	Oracle Corp.	3,955
		9,274
	Technology Hardware, Storage, & Peripherals (1.8%)
29,760	Apple, Inc.	5,031
99,680	HP, Inc.	2,148
10,300	Western Digital Corp.	919
		8,098
	Total Information Technology	37,005
	Materials (1.2%)
	Diversified Chemicals (0.5%)
29,200	DowDuPont, Inc.	2,112
	Fertilizers & Agricultural Chemicals (0.2%)
6,000	Monsanto Co.	727
	Gold (0.1%)
19,672	Hycroft Mining Corp.*(a),(b),(o)	6
7,800	Newmont Mining Corp.	282
		288
	Paper Packaging (0.1%)
3,450	Packaging Corp. of America	401
	Specialty Chemicals (0.3%)
11,200	Albemarle Corp.	1,578
	Total Materials	5,106
	Real Estate (0.1%)
	REITs - Retail (0.1%)
2,600	Simon Property Group, Inc.	404
	Telecommunication Services (0.3%)
	Integrated Telecommunication Services (0.3%)
39,990	AT&T, Inc.	1,346
	Utilities (1.0%)
	Electric Utilities (1.0%)
4,200	Duke Energy Corp.(p)	371
8,350	Edison International	668
46,500	Exelon Corp.	1,870
9,450	NextEra Energy, Inc.	1,465
		4,374
	Total Utilities	4,374
	Total Common Stocks (cost: $111,422)	147,252
	PREFERRED STOCKS (0.8%)
	Consumer Staples (0.3%)
	Agricultural Products (0.3%)
30,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	870
5,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c)	532
		1,402
	Total Consumer Staples	1,402

Portfolio of Investments | 4

Market
Number	Value
of Shares Security	(000)

Energy (0.1%)

Oil & Gas Exploration & Production (0.1%)

800 Chesapeake Energy Corp., 5.75%, perpetual(c)$ 451

Financials (0.3%)

Life & Health Insurance (0.2%)

28,000	Delphi Financial Group, Inc., 4.51%, cumulative redeemable, 3 mo. USD LIBOR +
	3.19% (g)	597
	Regional Banks (0.1%)
500	M&T Bank Corp., 6.38%, cumulative redeemable, perpetual	515
	Reinsurance (0.0%)
500	American Overseas Group Ltd., 4.93%, non cumulative, 3 mo. USD LIBOR +
	3.557%*(a),(b),(g),(o)	125
	Total Financials	1,237
	Telecommunication Services (0.1%)
	Integrated Telecommunication Services (0.1%)
20,000	Qwest Corp., 6.50%	507
	Total Preferred Stocks (cost: $3,914)	3,597

EXCHANGE-TRADED FUNDS (39.3%)

Domestic Exchange-Traded Funds (3.2%)

50,000	PowerShares S&P Midcap Low Volatility Portfolio	2,252
50,000	PowerShares S&P Smallcap Low Volatility Portfolio	2,322
15,000	Vanguard Mid-Cap ETF	2,237
39,000	Vanguard REIT ETF	3,206
30,000	Vanguard Small-Cap Value ETF	3,867
	Total Domestic Exchange-Traded Funds	13,884
	Fixed-Income Exchange-Traded Funds (3.0%)
100,000	Vanguard Short-Term Corporate Bond ETF	8,004
65,000	Vanguard Total Bond Market ETF	5,315
	Total Fixed-Income Exchange-Traded Funds	13,319
	International Exchange-Traded Funds (32.5%)
356,000	iShares Core MSCI EAFE ETF	23,229
418,824	iShares Core MSCI Emerging Markets ETF	23,362
302,000	iShares Currency Hedged MSCI EAFE ETF	9,018
19,000	iShares Edge MSCI Min Volatility Emerging Markets ETF	1,125
16,000	iShares Edge MSCI Minimum Volatility EAFE ETF	1,148
305,771	iShares MSCI EAFE ETF	21,291
245,000	PowerShares FTSE RAFI Emerging Markets Portfolio	5,294
310,300	Schwab Fundamental International Large Co. Index ETF	9,396
835,000	Vanguard FTSE Developed Markets ETF	36,890
125,000	Vanguard FTSE Emerging Markets ETF	5,579
20,334	WisdomTree Emerging Markets SmallCap Dividend Fund	1,003
68,000	WisdomTree Europe Hedged Equity Fund	4,516
36,637	WisdomTree India Earnings Fund	989
	Total International Exchange-Traded Funds	142,840
	Total Exchange-Traded Funds (cost: $146,769)	170,043

5 | USAA First Start Growth Fund

				Market
Number				Value
of Shares	Security			(000)
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (0.6%)
	Exchange-Traded Funds (0.6%)
45,000	United States Commodity Index Fund *			$1,844
41,000	VanEck Vectors Gold Miners ETF			922
	Total Exchange-Traded Funds			2,766
	Total Precious Metal and Commodity-Related Securities (cost: $2,862)			2,766
	Total Equity Securities (cost: $262,105)			323,658
Principal
Amount		Coupon
(000)		Rate	Maturity
	BONDS (20.5%)
	CORPORATE OBLIGATIONS (2.8%)
	Consumer Discretionary (0.3%)
	Department Stores (0.1%)
$397	Neiman Marcus Group Ltd., LLC, LIBOR +
	3.25% (d)	4.49%	10/25/2020	313
	Specialty Stores (0.2%)
598	Academy Sports, LIBOR + 4.00%(d),(e)	5.26	7/01/2022	444
400	Guitar Center, Inc. (c)	6.50	4/15/2019	374
				818
	Total Consumer Discretionary			1,131
	Consumer Staples (0.1%)
	Food Retail (0.1%)
300	BI-LO, LLC & BI-LO Finance Corp. (c),(f)	9.25	2/15/2019	276
	Energy (0.3%)
	Oil & Gas Drilling (0.0%)
782	Schahin II Finance Co. SPV Ltd. (c),(n)	5.88	9/25/2023	90
	Oil & Gas Storage & Transportation (0.3%)
500	Energy Transfer Partners, LP, 3 mo. USD
	LIBOR + 3.0175%	4.33 (g)	11/01/2066	454
500	Enterprise TE Partners, 3 mo. USD LIBOR +
	2.7775%	4.09 (g)	6/01/2067	494
250	Tallgrass Energy Partners, LP & Tallgrass
	Energy Finance Corp. (c)	5.50	9/15/2024	259
				1,207
	Total Energy			1,297
	Financials (2.0%)
	Asset Management & Custody Banks (0.3%)
350	Ares Capital Corp.	3.63	1/19/2022	354
900	Prospect Capital Corp.	5.00	7/15/2019	932
				1,286

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Life & Health Insurance (0.2%)
$600	Prudential Financial, Inc., 3 mo. USD LIBOR +
	3.92%	5.63%(g)	6/15/2043	$653
400	StanCorp Financial Group, Inc., 3 mo. USD
	LIBOR + 2.51%	3.83 (g)	6/01/2067	400
				1,053
	Multi-Line Insurance (0.2%)
1,000	Nationwide Mutual Insurance Co., 3 mo. USD
	LIBOR + 2.29%(c)	3.61 (g)	12/15/2024	1,000
	Property & Casualty Insurance (0.5%)
700	Allstate Corp., 3 mo. USD LIBOR + 2.938%	5.75 (g)	8/15/2053	766
569	AmTrust Financial Services, Inc. (f)	6.13	8/15/2023	566
431	AmTrust Financial Services, Inc.	2.75	12/15/2044	322
500	HSB Group, Inc., 3 mo. USD LIBOR + 0.91%	2.27 (g)	7/15/2027	446
				2,100
	Regional Banks (0.8%)
500	Compass Bank	3.88	4/10/2025	501
1,000	Cullen/Frost Capital Trust II, 3 mo. USD LIBOR
	+ 1.55%	2.87 (g)	3/01/2034	892
1,000	Manufacturers & Traders Trust Co., 3 mo. USD
	LIBOR + 0.64%	1.96 (g)	12/01/2021	995
1,000	SunTrust Capital I, 3 mo. USD LIBOR + 0.67%	1.99 (g)	5/15/2027	938
				3,326
	Total Financials			8,765
	Health Care (0.0%)
	Health Care Facilities (0.0%)
300	Community Health Systems, Inc.	6.88	2/01/2022	218
	Real Estate (0.1%)
	Real Estate Development (0.1%)
285	Crescent Communities, LLC & Crescent
	Ventures, Inc. (c)	8.88	10/15/2021	304
	Utilities (0.0%)
	Multi-Utilities (0.0%)
225	WEC Energy Group, Inc., 3 mo. USD LIBOR +
	2.1125%	3.43 (g)	5/15/2067	218
	Total Corporate Obligations (cost: $12,133)			12,209
	EURODOLLAR AND YANKEE OBLIGATIONS (0.2%)
	Financials (0.1%)
	Property & Casualty Insurance (0.1%)
250	QBE Capital Funding III Ltd., USD Swap Semi-
	Annual 30/360 10 YR + 4.05%(c)	7.25 (g)	5/24/2041	282
	Materials (0.1%)
	Commodity Chemicals (0.1%)
500	Braskem Finance Ltd.	6.45	2/03/2024	573
	Total Eurodollar and Yankee Obligations (cost: $761)			855

7 | USAA First Start Growth Fund

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
	ASSET-BACKED SECURITIES (0.2%)
	Financials (0.2%)
	Asset-Backed Financing (0.2%)
$350	Avis Budget Rental Car Funding AESOP, LLC (c)	2.96%		7/20/2020	$351
233	Avis Budget Rental Car Funding AESOP, LLC (c)	3.75		7/20/2020	234
200	Navient Student Loan Trust, 1 mo. USD LIBOR
	+ 1.5%	2.74	(g)	8/25/2050	195
	Total Financials				780
	Total Asset-Backed Securities (cost: $759)				780
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
	Financials (0.1%)
791	Structured Asset Mortgage Investments, Inc.,
	1 mo. USD LIBOR + 0.5% (cost: $769)	1.74	(g)	7/19/2035	734
	COMMERCIAL MORTGAGE SECURITIES (1.1%)
	Financials (1.1%)
	Commercial Mortgage-Backed Securities (1.0%)
500	Banc of America Commercial Mortgage, Inc.	6.34	(l)	2/10/2051	501
896	Bear Stearns Commercial Mortgage Securities,
	Inc. (c)	5.66	(l)	9/11/2041	903
64	Commercial Mortgage Trust	5.38		12/10/2046	64
900	FREMF Mortgage Trust (c)	3.56	(l)	8/25/2045	916
312	GE Capital Commercial Mortgage Corp.	5.00	(l)	11/10/2045	319
275	GE Capital Commercial Mortgage Corp.	5.61	(l)	12/10/2049	279
50	GMAC Commercial Mortgage Securities, Inc.	4.97		12/10/2041	51
250	GMAC Commercial Mortgage Securities, Inc.	4.98	(l)	12/10/2041	254
463	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37		5/15/2047	466
500	ML-CFC Commercial Mortgage Trust	5.77	(l)	8/12/2049	503
					4,256
	Interest-Only Commercial Mortgage-Backed Securities (0.1%)
3,232	CSAIL Commercial Mortgage Trust (a)	1.81	(l)	1/15/2049	345
2,757	UBS Commercial Mortgage Trust (a),(c)	2.08	(l)`	5/10/2045	207
					552
	Total Financials				4,808
	Total Commercial Mortgage Securities (cost: $4,637)				4,808
	U.S. GOVERNMENT AGENCY ISSUES (4.7%)(h)
	Financials (4.7%)
	Collateralized Mortgage Obligations (0.2%)
	Freddie Mac (+)	3.51		4/25/2030	1,041
	Mortgage-Backed Pass-Through Securities (4.5%)
1,717 Freddie Mac (+)		3.00		4/01/2046	1,721
6,726 Freddie Mac (+)		3.50		4/01/2046	6,921
8,110 Freddie Mac (+)		3.00		6/01/2046	8,132
2,893 Freddie Mac (+)		3.00		3/01/2047	2,900

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
				$19,674
	Total U.S. Government Agency Issues (cost: $20,999)			20,715

U.S. TREASURY SECURITIES (11.3%)(m)

Bonds (4.2%)

$9,500	3.13%, 8/15/2044			9,995
4,300	3.15%, 8/15/2044 (STRIPS Principal)(i)			1,971
2,000	3.00%, 11/15/2044			2,055
4,200	3.00%, 5/15/2045			4,312
				18,333
	Notes (7.1%)
5,000	1.13%, 2/28/2021			4,891
6,000	1.88%, 7/31/2022			5,966
1,970	1.63%, 8/15/2022			1,938
390	1.63%, 11/15/2022			383
10,000	1.63%, 4/30/2023			9,761
1,000	2.75%, 11/15/2023			1,035
800	2.38%, 8/15/2024			808
1,000	2.25%, 11/15/2024			1,001
4,000	1.63%, 2/15/2026			3,791
1,600	2.38%, 5/15/2027			1,601
				31,175
	Total U.S. Treasury Securities (cost: $48,797)			49,508
	CONVERTIBLE SECURITIES (0.1%)
	Materials (0.1%)
500	Pretium Resources, Inc. (c) (cost: $483)	2.25%	3/15/2022	514
	Total Bonds (cost: $89,338)			90,124

MONEY MARKET INSTRUMENTS (5.7%)

COMMERCIAL PAPER (0.2%)

Energy (0.2%)

Oil & Gas Drilling (0.2%)

900,000 Nabors Industries, Inc.(c),(k) (cost: $896)	2.00	8/01/2018	897

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (5.5%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.94% (j)
24,075,591 (cost: $24,075)	24,075
Total Money Market Instruments (cost: $24,971)	24,972

9 | USAA First Start Growth Fund

Market
Number	Value
of Shares Security	(000)

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.2%)

261,950	Fidelity Government Portfolio Class I, 0.92%(j)	$262
1,610	Goldman Sachs Financial Square Government Fund Institutional Class, 0.93%(j)	1
513,237	Invesco Government & Agency Portfolio Institutional Class, 0.95%(j)	513
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
14,634	0.92%(j)	15
2,056	Western Asset Institutional Government Reserves Institutional Class, 0.95%(j)	2
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $793)	793
	Total Investments (cost: $377,207)	$439,547
Assets	LEVEL 1		LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$147,246	$	— $	6	$147,252
Preferred Stocks	—		3,472	125	3,597
Exchange-Traded Funds:
Domestic Exchange-Traded Funds	13,884		$—	—	13,884
Fixed-Income Exchange-Traded Funds	13,319		$—		13,319
International Exchange-Traded Funds	142,840		—	—	142,840
Precious Metals and Commodity-Related
Securities:
Exchange-Traded Funds	2,766		—	—	2,766
Bonds:
Corporate Obligations	—		12,209	—	12,209
Eurodollar and Yankee Obligations	—		855	—	855
Asset-Backed Securities	—		781	—	781
Collateralized Mortgage Obligations	—		734	—	734
Commercial Mortgage Securities	—		4,808	—	4,808
U.S. Government Agency Issues	—		20,715	—	20,715
U.S. Treasury Securities	47,537		1,971	—	49,508
Convertible Securities	—		514	—	514
Money Market Instruments:
Commercial Paper	—		897	—	897
Government & U.S. Treasury Money Market
Funds	24,075		—	—	24,075
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	793		—	—	793
Total	$392,460		$46,956	$131	$439,547

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Portfolio of Investments | 10

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Common Stocks	Preferred Stocks
Balance as of July 31, 2017	$8	$125
Purchases	-	-
Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of investments	(2)	-

Balance as of October 31, 2017	$6	$125

For the period of August 1, 2017, through October 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

11 | USAA First Start Growth Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA First Start Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

USAA First Start Growth Fund | 12

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

13 | Notes to Portfolio of Investments

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask price in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by a prior tender offer and last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

USAA First Start Growth Fund | 14

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral

$768,000	$-	$793,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $439,351,000 at October 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 34.1% of net assets at October 31, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts

15 | Notes to Portfolio of Investments

exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed

USAA First Start Growth Fund | 16

interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities
USD	U.S. Dollar

SPECIFIC NOTES

(a)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2017, was $683,000, which represented 0.2% of the Fund's net assets.

(b)Security was fair valued at October 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $131,000, which represented less than 0.1% of the Fund's net assets.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

17| Notes to Portfolio of Investments

(d)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(e)At October 31, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $222,000.

(f)The security, or a portion thereof, was out on loan as of October 31, 2017.

(g)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2017.

(h)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(i)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(j)Rate represents the money market fund annualized seven-day yield at October 31, 2017.

(k)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

USAA First Start Growth Fund | 18

(l)Stated interest rates may change slightly over time as underlying mortgages pay down.

(m)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at the time of issuance.

(n)At October 31, 2017, the issuer was in default with respect to interest and/or principal payments.

(o)Security was fair valued at Level 3.

(p)At October 31, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

*Non-income-producing security.

19| Notes to Portfolio of Investments

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA GROWTH FUND

OCTOBER 31, 2017

(Form N-Q)

48450 -1217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth Fund

October 31, 2017 (unaudited)

Number	Market
Value
of Shares Security	(000)

EQUITY SECURITIES (99.0%)

COMMON STOCKS (99.0%)

Consumer Discretionary (11.6%)

Advertising (0.1%)

215,890	Interpublic Group of Companies, Inc.	$4,156
	Apparel Retail (0.5%)
229,192	Ross Stores, Inc.	14,551
	Automotive Retail (0.5%)
72,853	O'Reilly Automotive, Inc.*	15,368
	Broadcasting (0.4%)
598,147	Discovery Communications, Inc. "A"*	11,293
	Cable & Satellite (0.6%)
437,807	Comcast Corp. "A"	15,774
	General Merchandise Stores (0.6%)
217,296	Dollar General Corp.	17,566
	Home Improvement Retail (0.7%)
114,646	Home Depot, Inc.	19,006
	Hotels, Resorts & Cruise Lines (0.6%)
275,307	Carnival Corp.	18,278
	Internet & Direct Marketing Retail (4.4%)
111,489	Amazon.com, Inc.*	123,227
	Restaurants (2.6%)
210,887	Darden Restaurants, Inc.	17,350
614,407	Yum China Holdings, Inc.*	24,791
421,008	Yum! Brands, Inc.	31,344
		73,485
	Specialty Stores (0.6%)
637,558	Dick's Sporting Goods, Inc.	15,601
	Total Consumer Discretionary	328,305
	Consumer Staples (8.7%)
	Drug Retail (0.5%)
210,662	CVS Health Corp.	14,437
	Household Products (1.8%)
572,080	Procter & Gamble Co.	49,393
	Packaged Foods & Meat (2.1%)
3,686,607	Danone ADR	60,608
	Soft Drinks (4.3%)
1,143,474	Coca-Cola Co.	52,577

1 | USAA Growth Fund

Number		Market
	Security	Value
of Shares		(000)
1,202,027	Monster Beverage Corp.*	$69,633
		122,210
	Total Consumer Staples	246,648

Energy (1.9%)

Oil & Gas Equipment & Services (1.9%)

850,368 Schlumberger Ltd.	54,424

Financials (7.3%)

Asset Management & Custody Banks (3.5%)

127,436	Ameriprise Financial, Inc.	19,949
874,743	SEI Investments Co.	56,430
228,484	T. Rowe Price Group, Inc.	21,226
		97,605
	Consumer Finance (1.6%)
483,369	American Express Co.	46,171
	Financial Exchanges & Data (1.0%)
153,006	FactSet Research Systems, Inc.	29,051
	Investment Banking & Brokerage (0.6%)
377,441	Charles Schwab Corp.	16,925
	Life & Health Insurance (0.6%)
157,350	Prudential Financial, Inc.	17,381
	Total Financials	207,133
	Health Care (16.5%)
	Biotechnology (5.2%)
280,421	Amgen, Inc.	49,135
61,140	Biogen, Inc.*	19,055
128,342	Celgene Corp.*	12,959
246,133	Gilead Sciences, Inc.	18,450
117,261	Regeneron Pharmaceuticals, Inc.*	47,212
		146,811
	Health Care Equipment (2.6%)
407,871	Hologic, Inc.*	15,438
555,875	Varian Medical Systems, Inc.*	57,916
		73,354
	Health Care Services (0.6%)
256,044	Express Scripts Holding Co.*	15,693
	Health Care Technology (1.4%)
605,512	Cerner Corp.*	40,884
	Managed Health Care (2.8%)
125,074	Aetna, Inc.	21,266
92,895	Anthem, Inc.	19,435
97,515	Cigna Corp.	19,232
92,405	UnitedHealth Group, Inc.	19,425
		79,358
	Pharmaceuticals (3.9%)
332,805	Merck & Co., Inc.	18,334
396,236	Novartis AG ADR	32,721
1,204,508	Novo Nordisk A/S ADR	59,973
		111,028
	Total Health Care	467,128

Portfolio of Investments | 2

Number	Market
Value
of Shares Security	(000)

Industrials (10.7%)

Aerospace & Defense (0.8%)

85,603	Boeing Co.	$22,084
	Agricultural & Farm Machinery (1.7%)
359,443	Deere & Co.	47,763
	Air Freight & Logistics (3.2%)
839,966	Expeditors International of Washington, Inc.	49,037
358,886	United Parcel Service, Inc. "B"	42,180
		91,217
	Airlines (1.0%)
171,730	Alaska Air Group, Inc.	11,339
308,081	Southwest Airlines Co.	16,593
		27,932
	Building Products (0.7%)
480,611	Masco Corp.	19,138
	Construction Machinery & Heavy Trucks (0.7%)
103,811	Cummins, Inc.	18,362
	Electrical Components & Equipment (0.7%)
103,366	Rockwell Automation, Inc.	20,758
	Industrial Machinery (1.3%)
117,164	Illinois Tool Works, Inc.	18,339
116,524	Stanley Black & Decker, Inc.	18,824
		37,163
	Railroads (0.6%)
152,542	Union Pacific Corp.	17,663
	Total Industrials	302,080
	Information Technology (41.0%)
	Application Software (4.5%)
118,498	Adobe Systems, Inc.*	20,756
562,634	Autodesk, Inc.*	70,307
198,627	Citrix Systems, Inc.*	16,409
243,903	Synopsys, Inc.*	21,102
		128,574
	Communications Equipment (3.2%)
2,269,257	Cisco Systems, Inc.	77,495
580,671	Juniper Networks, Inc.	14,418
		91,913
	Data Processing & Outsourced Services (4.5%)
137,634	Automatic Data Processing, Inc.	16,001
269,245	Total System Services, Inc.	19,399
837,850	Visa, Inc. "A"	92,147
		127,547
	Home Entertainment Software (0.7%)
156,564	Electronic Arts, Inc.*	18,725
	Internet Software & Services (14.1%)
670,846	Alibaba Group Holding Ltd. ADR*	124,033
67,788	Alphabet, Inc. "A"*	70,028
53,630	Alphabet, Inc. "C"*	54,522
195,344	eBay, Inc.*	7,353

3 | USAA Growth Fund

Number		Market
	Security	Value
of Shares		(000)
787,689	Facebook, Inc. "A"*	$141,831
		397,767
	IT Consulting & Other Services (0.5%)
94,717	International Business Machines Corp.	14,592
	Semiconductor Equipment (1.4%)
373,830	Applied Materials, Inc.	21,095
87,805	Lam Research Corp.	18,314
		39,409
	Semiconductors (3.6%)
96,773	Analog Devices, Inc.	8,835
970,351	QUALCOMM, Inc.	49,498
190,402	Skyworks Solutions, Inc.	21,679
219,802	Texas Instruments, Inc.	21,253
		101,265
	Systems Software (6.5%)
906,629	Microsoft Corp.	75,413
2,139,842	Oracle Corp.	108,918
		184,331
	Technology Hardware, Storage, & Peripherals (2.0%)
126,550	Apple, Inc.	21,392
382,835	NetApp, Inc.	17,006
209,176	Western Digital Corp.	18,673
		57,071
	Total Information Technology	1,161,194
	Materials (1.3%)
	Metal & Glass Containers (1.3%)
301,215	Berry Global Group, Inc.*	17,907
292,730	Crown Holdings, Inc.*	17,614
		35,521
	Total Materials	35,521
	Total Common Stocks	2,802,433
	Total Equity Securities (cost: $1,655,981)	2,802,433

MONEY MARKET INSTRUMENTS (0.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.94% (a)
20,572,441 (cost: $20,572)	20,572
Total Investments (cost: $1,676,553)	$2,823,005

Portfolio of Investments | 4

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$2,802,433	$	— $	— $	2,802,433
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	20,572		—	—	20,572
Total	$2,823,005	$	— $	— $	2,823,005

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through October 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA Growth Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic

946.The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Growth Fund Shares (Fund Shares) and Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

6 | USAA Growth Fund

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

Notes to Portfolio of Investments | 7

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-

8 | USAA Growth Fund

term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included. At October 31, 2017, the Fund had no securities on loan.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,830,085,000 at October 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 9.8% of net assets at October 31, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Rate represents the money market fund annualized seven-day yield at October 31, 2017.

*Non-income-producing security.

Notes to Portfolio of Investments | 9

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA GROWTH & INCOME FUND

OCTOBER 31, 2017

(Form N-Q)

48451 -1217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth & Income Fund

October 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (97.7%)

COMMON STOCKS (97.7%)

Consumer Discretionary (17.3%)

Apparel, Accessories & Luxury Goods (0.4%)

321,600	Hanesbrands, Inc.(a)	$7,236
	Cable & Satellite (0.9%)
439,100	Comcast Corp. "A"	15,821
	Casinos & Gaming (2.5%)
341,610	Las Vegas Sands Corp.	21,651
779,900	MGM Resorts International	24,450
		46,101
	General Merchandise Stores (0.5%)
102,900	Dollar General Corp.	8,319
	Home Improvement Retail (1.7%)
115,890	Home Depot, Inc.	19,212
136,700	Lowe's Companies, Inc.	10,929
		30,141
	Homebuilding (0.9%)
318,000	CalAtlantic Group, Inc.	15,690
	Hotels, Resorts & Cruise Lines (5.4%)
133,100	Carnival Corp.	8,837
91,700	Hilton Worldwide Holdings, Inc.	6,628
784,300	Norwegian Cruise Line Holdings Ltd.*	43,725
311,800	Royal Caribbean Cruises Ltd.	38,591
		97,781
	Housewares & Specialties (0.4%)
182,200	Newell Brands, Inc.	7,430
	Internet & Direct Marketing Retail (2.1%)
34,810	Amazon.com, Inc.*	38,475
	Leisure Facilities (0.2%)
294,700	SeaWorld Entertainment, Inc.*(a)	3,383
	Movies & Entertainment (1.5%)
348,600	Twenty-First Century Fox, Inc. "A"	9,116
193,200	Walt Disney Co.	18,897
		28,013
	Restaurants (0.1%)
10,000	Chipotle Mexican Grill, Inc.*	2,719
	Specialty Stores (0.7%)
96,590	Tiffany & Co.	9,043

1 | USAA Growth & Income Fund

		Market
Number		Value
of Shares	Security	(000)
16,000	Ulta Beauty, Inc.*	$3,228
		12,271
	Total Consumer Discretionary	313,380

Consumer Staples (5.1%)

Drug Retail (0.5%)

120,900	CVS Health Corp.	8,285
	Food Retail (0.8%)
705,000	Kroger Co.	14,593
	Household Products (0.4%)
83,215	Procter & Gamble Co.	7,185
	Hypermarkets & Super Centers (0.6%)
125,000	Wal-Mart Stores, Inc.	10,914
	Packaged Foods & Meat (1.1%)
250,000	Blue Buffalo Pet Products, Inc.*	7,233
162,500	Kraft Heinz Co.	12,566
		19,799
	Soft Drinks (0.8%)
217,400	Coca-Cola European Partners plc	8,883
48,700	PepsiCo, Inc.	5,368
		14,251
	Tobacco (0.9%)
136,800	Altria Group, Inc.	8,785
75,200	Philip Morris International, Inc.	7,869
		16,654
	Total Consumer Staples	91,681
	Energy (7.0%)
	Integrated Oil & Gas (1.7%)
263,500	BP plc ADR	10,717
90,300	Chevron Corp.	10,465
132,700	Occidental Petroleum Corp.	8,568
		29,750
	Oil & Gas Drilling (0.2%)
200,000	Patterson-UTI Energy, Inc.	3,956
	Oil & Gas Equipment & Services (0.7%)
572,800	Fairmount Santrol Holdings, Inc.*(a)	2,469
252,650	Halliburton Co.	10,798
		13,267
	Oil & Gas Exploration & Production (3.9%)
380,000	Antero Resources Corp.*	7,372
250,000	Cabot Oil & Gas Corp.	6,925
101,540	Cimarex Energy Co.	11,873
206,300	ConocoPhillips	10,552
195,000	EOG Resources, Inc.	19,475
186,300	Hess Corp.	8,227
790,651	Kosmos Energy Ltd.*	6,072
		70,496
	Oil & Gas Refining & Marketing (0.5%)
104,200	Phillips 66	9,491
	Total Energy	126,960

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

Financials (20.6%)

Asset Management & Custody Banks (2.8%)

116,122	Ameriprise Financial, Inc.	$18,178
252,500	Bank of New York Mellon Corp.	12,991
236,400	Invesco Ltd.	8,461
116,900	State Street Corp.	10,755
		50,385
	Consumer Finance (2.5%)
135,200	American Express Co.	12,914
79,300	Capital One Financial Corp.	7,310
106,000	Discover Financial Services	7,052
475,420	Navient Corp.	5,924
1,211,920	SLM Corp.*	12,834
		46,034
	Diversified Banks (5.3%)
1,203,926	Bank of America Corp.	32,975
249,250	Citigroup, Inc.	18,320
167,385	JPMorgan Chase & Co.	16,841
300,000	U.S. Bancorp	16,314
203,335	Wells Fargo & Co.	11,415
		95,865
	Financial Exchanges & Data (1.3%)
177,070	CME Group, Inc.	24,289
	Insurance Brokers (0.5%)
56,600	Willis Towers Watson plc	9,117
	Investment Banking & Brokerage (2.7%)
397,900	Charles Schwab Corp.	17,842
201,247	E*Trade Financial Corp.*	8,772
430,700	Morgan Stanley	21,535
		48,149
	Multi-Line Insurance (0.4%)
104,355	American International Group, Inc.	6,742
	Multi-Sector Holdings (0.6%)
56,500	Berkshire Hathaway, Inc. "B"*	10,562
	Property & Casualty Insurance (2.4%)
100,000	Allstate Corp.	9,386
178,900	FNF Group	6,695
670,900	XL Group Ltd.	27,151
		43,232
	Regional Banks (1.7%)
1,057,900	KeyCorp	19,307
80,750	PNC Financial Services Group, Inc.	11,046
		30,353
	Thrifts & Mortgage Finance (0.4%)
559,800	New York Community Bancorp, Inc.	7,031
	Total Financials	371,759
	Health Care (10.5%)
	Biotechnology (0.8%)
58,280	Amgen, Inc.	10,212
15,284	Biogen, Inc.*	4,763
		14,975

3 | USAA Growth & Income Fund

		Market
Number		Value
of Shares	Security	(000)
	Health Care Distributors (0.4%)
126,200	Cardinal Health, Inc.	$7,812
	Health Care Equipment (2.7%)
90,000	Danaher Corp.	8,304
536,000	Hologic, Inc.*	20,288
124,600	Medtronic plc	10,033
162,000	NuVasive, Inc.*	9,190
		47,815
	Health Care Services (0.4%)
128,400	Express Scripts Holding Co.*	7,870
	Managed Health Care (2.7%)
53,728	Anthem, Inc.	11,241
57,460	Cigna Corp.	11,332
120,000	UnitedHealth Group, Inc.	25,226
		47,799
	Pharmaceuticals (3.5%)
63,265	Allergan plc	11,212
123,000	Bayer AG ADR(a)	4,001
145,080	Johnson & Johnson	20,226
151,875	Merck & Co., Inc.	8,367
296,182	Pfizer, Inc.	10,384
142,600	Sanofi ADR	6,742
192,257	Teva Pharmaceutical Industries Ltd. ADR	2,653
		63,585
	Total Health Care	189,856
	Industrials (13.9%)
	Aerospace & Defense (3.2%)
65,360	Boeing Co.	16,862
34,600	General Dynamics Corp.	7,023
302,800	Spirit AeroSystems Holdings, Inc. "A"	24,254
87,205	United Technologies Corp.	10,444
		58,583
	Air Freight & Logistics (0.8%)
62,055	FedEx Corp.	14,013
	Airlines (1.8%)
287,625	Southwest Airlines Co.	15,491
293,380	United Continental Holdings, Inc.*	17,157
		32,648
	Building Products (1.3%)
303,075	Johnson Controls International plc	12,544
139,200	Owens Corning, Inc.	11,511
		24,055
	Environmental & Facilities Services (0.7%)
186,700	Republic Services, Inc.	12,148
	Industrial Conglomerates (0.9%)
275,000	General Electric Co.	5,544
69,720	Honeywell International, Inc.	10,051
		15,595
	Industrial Machinery (1.4%)
100,000	Illinois Tool Works, Inc.	15,652
65,200	Stanley Black & Decker, Inc.	10,533
		26,185

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Railroads (3.1%)
191,500	Canadian Pacific Railway Ltd.	$33,214
300,000	CSX Corp.	15,129
70,500	Kansas City Southern	7,347
		55,690
	Research & Consulting Services (0.3%)
157,300	Nielsen Holdings plc	5,831
	Trucking (0.4%)
16,200	AMERCO	6,361
	Total Industrials	251,109
	Information Technology (18.7%)
	Application Software (1.4%)
122,200	Adobe Systems, Inc.*	21,404
121,749	Micro Focus International plc ADR*	4,253
		25,657
	Communications Equipment (0.3%)
200,000	Juniper Networks, Inc.	4,966
	Data Processing & Outsourced Services (1.3%)
56,696	Black Knight, Inc.*	2,571
195,960	Visa, Inc. "A"	21,552
		24,123
	Internet Software & Services (3.0%)
31,416	Alphabet, Inc. "A"*	32,454
122,100	Facebook, Inc. "A"*	21,985
		54,439
	Semiconductor Equipment (1.8%)
264,000	Applied Materials, Inc.	14,898
55,000	Lam Research Corp.	11,471
121,650	Versum Materials, Inc.	5,119
		31,488
	Semiconductors (4.0%)
106,672	Broadcom Ltd.	28,152
200,000	Maxim Integrated Products, Inc.	10,508
138,500	Microchip Technology, Inc.	13,130
187,200	QUALCOMM, Inc.	9,549
115,200	Texas Instruments, Inc.	11,139
		72,478
	Systems Software (4.1%)
485,335	Microsoft Corp.	40,370
657,165	Oracle Corp.	33,450
		73,820
	Technology Hardware, Storage, & Peripherals (2.8%)
165,250	Apple, Inc.	27,934
465,400	Hewlett Packard Enterprise Co.	6,478
769,000	HP, Inc.	16,572
		50,984
	Total Information Technology	337,955
	Materials (3.6%)
	Commodity Chemicals (0.4%)
71,100	LyondellBasell Industries N.V. "A"	7,361

5 | USAA Growth & Income Fund

				Market
Number				Value
of Shares	Security			(000)
	Construction Materials (1.4%)
82,700	CRH plc ADR			$3,103
176,500	Vulcan Materials Co.			21,489
				24,592
	Diversified Chemicals (0.6%)
161,003	DowDuPont, Inc.			11,642
	Industrial Gases (0.6%)
70,000	Air Products & Chemicals, Inc.			11,160
	Specialty Chemicals (0.6%)
100,800	Celanese Corp. "A"			10,514
	Total Materials			65,269
	Telecommunication Services (1.0%)
	Integrated Telecommunication Services (0.5%)
210,040	Verizon Communications, Inc.			10,055
	Wireless Telecommunication Services (0.5%)
142,500	T-Mobile US, Inc.*			8,517
	Total Telecommunication Services			18,572
	Total Common Stocks			1,766,541
	Total Equity Securities (cost: $1,196,603)			1,766,541
Principal
Amount		Coupon
(000)		Rate	Maturity

MONEY MARKET INSTRUMENTS (2.2%)

COMMERCIAL PAPER (0.8%)

Financials (0.8%)

Asset-Backed Financing (0.8%)

$5,000	Barton Capital Corp. (b),(d)	1.20%	11/01/2017	5,000
3,999	LMA Americas, LLC (b),(d)	1.23	11/06/2017	3,999
4,887	Manhattan Asset Funding Co., LLC (b),(d)	1.19	11/07/2017	4,887
				13,886
	Total Financials			13,886
	Total Commercial Paper (cost: $13,886)			13,886

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.4%)

State Street Institutional Treasury Money Market Fund Premier Class0.94% (c)
24,751,731 (cost: 24,752)	24,752
Total Money Market Instruments (cost: $38,638)	38,638

Portfolio of Investments | 6

Market
Number	Value
of Shares Security	(000)

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

66,704	Federated Government Obligations Fund Institutional Class, 0.91%(c)	$67
238,925	Fidelity Government Portfolio Class I, 0.92%(c)	239
102,260	Goldman Sachs Financial Square Government Fund Institutional Class, 0.93%(c)	102
6,785,579	Invesco Government & Agency Portfolio Institutional Class, 0.95%(c)	6,786
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
95,205	0.92%(c)	95
305,175	Western Asset Institutional Government Reserves Institutional Class, 0.95%(c)	305
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $7,594)	7,594
	Total Investments (cost: $1,242,835)	$1,812,773
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1,766,541	$	— $		— $	1,766,541
Money Market Instruments:
Commercial Paper	—		13,886		—	13,886
Government & U.S. Treasury Money Market
Funds	24,752		—		—	24,752
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	7,594		—		—	7,594
Total	$1,798,887		$13,886	$	— $	1,812,773

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through October 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

7 | USAA Growth & Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Growth & Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Growth & Income Fund Shares (Fund Shares), Growth

&Income Fund Institutional Shares (Institutional Shares), and Growth & Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

USAA Growth & Income Fund | 8

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

9 | Notes to Portfolio of Investments

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

USAA Growth & Income Fund | 10

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral

$7,330,000	$-	$ 7,594,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,808,195,000 at October 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 5.6% of net assets at October 31, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

11 | Notes to Portfolio of Investments

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of October 31, 2017.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c)Rate represents the money market fund annualized seven-day yield at October 31, 2017.

(d)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

*Non-income-producing security.

USAA Growth & Income Fund | 12

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA HIGH INCOME FUND

OCTOBER 31, 2017

(Form N-Q)

48448 -1217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA High Income Fund

October 31, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (86.9%)

CORPORATE OBLIGATIONS (63.3%)

Consumer Discretionary (11.9%)

Advertising (1.3%)

$5,000	Advantage Sales & Marketing, Inc., LIBOR +
	6.50%(a),(b)	7.88%	7/25/2022	$4,220
5,000	Checkout Holding Corp., LIBOR + 6.75%(a)	7.99	4/11/2022	2,756
21,000	Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	21,000
				27,976
	Apparel Retail (0.8%)
10,000	L Brands, Inc.	6.95	3/01/2033	9,875
2,500	L Brands, Inc.	6.75	7/01/2036	2,456
5,000	The Men's Wearhouse, Inc.	7.00	7/01/2022	4,775
				17,106
	Auto Parts & Equipment (0.2%)
1,500	Midas Intermediate Holdco II, LLC / Midas
	Intermediate Holdco II Finance, Inc. (c)	7.88	10/01/2022	1,522
3,000	TI Group Automotive Systems, LLC (c)	8.75	7/15/2023	3,255
				4,777
	Automobile Manufacturers (0.1%)
3,000	Tesla, Inc. (c),(d)	5.30	8/15/2025	2,899
	Broadcasting (0.3%)
2,240	iHeartCommunications, Inc., LIBOR +
	6.75%(a)	8.08	1/30/2019	1,687
4,310	iHeartCommunications, Inc., LIBOR +
	7.50%(a)	8.83	7/30/2019	3,246
1,000	Salem Media Group Inc. (c)	6.75	6/01/2024	1,050
				5,983
	Cable & Satellite (2.7%)
5,000	Cablevision Systems Corp.	8.00	4/15/2020	5,550
5,000	CCO Holdings, LLC / CCO Holdings Capital
	Corp.	5.75	1/15/2024	5,206
5,000	CCO Holdings, LLC / CCO Holdings Capital
	Corp. (c)	5.75	2/15/2026	5,240
5,500	CCO Holdings, LLC / CCO Holdings Capital
	Corp. (c)	5.50	5/01/2026	5,651
5,000	CCO Holdings, LLC / CCO Holdings Capital
	Corp. (c)	5.13	5/01/2027	5,063
1,000	CCO Holdings, LLC / CCO Holdings Capital
	Corp. (c)	5.00	2/01/2028	998
5,000	CSC Holdings, LLC (c)	10.13	1/15/2023	5,737
21,018	CSC Holdings, LLC (c)	10.88	10/15/2025	25,800
				59,245

1 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Casinos & Gaming (0.9%)
$2,000	Eldorado Resorts, Inc.	7.00%	8/01/2023	$2,167
2,500	Eldorado Resorts, Inc.	6.00	4/01/2025	2,650
2,472	Inn of the Mountain Gods Resort & Casino
	(c),(d)	9.25	11/30/2020	2,249
2,000	Scientific Games International, Inc. (c)	7.00	1/01/2022	2,120
3,000	Scientific Games International, Inc.	10.00	12/01/2022	3,330
2,000	Scientific Games International, Inc. (c)	5.00	10/15/2025	2,035
6,000	Wynn Las Vegas, LLC / Wynn Las Vegas
	Capital Corp. (c)	5.25	5/15/2027	6,135
				20,686
	Department Stores (0.7%)
5,000	J.C. Penney Co., Inc. (d)	5.65	6/01/2020	4,406
3,962	J.C. Penney Co., Inc., LIBOR + 4.25%(a)	5.57	6/23/2023	3,646
8,860	Neiman Marcus Group Ltd., LLC, LIBOR +
	3.25%(a)	4.49	10/25/2020	6,994
2,000	Neiman Marcus Group Ltd., LLC (c)	8.00	10/15/2021	1,190
				16,236
	Home Furnishings (0.2%)
2,030	Comfort Holding, LLC, LIBOR + 10.00%(a)	11.24	2/03/2025	1,655
2,848	Serta Simmons Bedding, LLC, LIBOR +
	8.00%(a)	9.31	11/08/2024	2,719
				4,374
	Homebuilding (1.0%)
3,000	Ashton Woods USA/Finance (c)	6.75	8/01/2025	2,985
3,000	AV Homes, Inc.	6.63	5/15/2022	3,119
2,000	Beazer Homes USA, Inc.	8.75	3/15/2022	2,227
5,000	KB Home Co.	7.63	5/15/2023	5,787
3,000	M/I Homes, Inc.	6.75	1/15/2021	3,135
1,500	M/I Homes, Inc.	5.63	8/01/2025	1,532
3,000	Weekley Homes, LLC (c)	6.63	8/15/2025	2,933
				21,718
	Hotels, Resorts & Cruise Lines (0.1%)
3,000	Hilton Worldwide Finance, LLC / Hilton
	Worldwide Finance Corp.	4.88	4/01/2027	3,158
	Internet & Direct Marketing Retail (0.2%)
5,000	Netflix, Inc. (c)	4.88	4/15/2028	4,976
	Leisure Facilities (0.5%)
10,000	Clubcorp Holdings, Inc. (c)	8.50	9/15/2025	9,975
	Movies & Entertainment (0.4%)
3,000	AMC Entertainment Holdings, Inc. (d)	5.88	11/15/2026	2,936
3,000	AMC Entertainment Holdings, Inc. (d)	6.13	5/15/2027	2,985
3,000	National Cinemedia, LLC	5.75	8/15/2026	2,783
				8,704
	Publishing (0.1%)
2,921	Cengage Learning Acquisitions, Inc., LIBOR +
	4.25%(a)	5.49	6/07/2023	2,748
	Restaurants (0.5%)
5,000	CEC Entertainment, Inc.	8.00	2/15/2022	5,194
1,500	Golden Nugget, Inc. (c)	6.75	10/15/2024	1,530
1,500	Golden Nugget, Inc. (c)	8.75	10/01/2025	1,545
3,000	NPC International, Inc. / NPC Operating Co.,
	Inc., LIBOR + 7.50%(a)	8.74	4/18/2025	3,075
				11,344

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Specialized Consumer Services (0.2%)
$4,838	Weight Watchers International, Inc., LIBOR +
	3.25%(a)	4.55%	4/02/2020	$4,801
	Specialty Stores (1.7%)
7,949	Academy Sports, LIBOR + 4.00%(a)	5.26	7/01/2022	5,895
8,000	Guitar Center, Inc. (c),(d)	6.50	4/15/2019	7,480
1,985	Petsmart, Inc., LIBOR + 3.00%(a)	4.24	3/11/2022	1,702
3,000	Petsmart, Inc. (c)	7.13	3/15/2023	2,295
2,000	Petsmart, Inc. (c)	5.88	6/01/2025	1,755
2,000	Petsmart, Inc. (c)	8.88	6/01/2025	1,580
6,000	Staples, Inc., LIBOR + 4.00%(a)	5.31	9/12/2024	5,661
5,000	Staples, Inc. (c)	8.50	9/15/2025	4,425
7,165	Toys R Us Property Co. I, LLC, LIBOR +
	5.00%(a)	6.24	8/21/2019	6,634
				37,427
	Total Consumer Discretionary			264,133
	Consumer Staples (1.0%)
	Food Retail (0.7%)
8,000	Albertsons Cos.	6.63	6/15/2024	7,560
10,000	BI-LO, LLC & BI-LO Finance Corp. (c),(d)	9.25	2/15/2019	9,175
				16,735
	Packaged Foods & Meat (0.3%)
3,000	Pilgrim's Pride Corp. (c)	5.88	9/30/2027	3,127
3,000	Post Holdings, Inc. (c)	8.00	7/15/2025	3,394
				6,521
	Total Consumer Staples			23,256
	Energy (12.4%)
	Coal & Consumable Fuels (0.6%)
5,000	Alliance Resource Operating Partners, LP /
	Alliance Resource Finance Corp. (c)	7.50	5/01/2025	5,300
3,000	Consol Mining Corp. (b),(c)	11.00	11/15/2025	3,082
5,000	Pay O Matic Corp. (e),(f)	6.00	11/15/2018	—
2,000	Peabody Energy Corp. (c)	6.00	3/31/2022	2,068
2,000	Peabody Energy Corp. (c)	6.38	3/31/2025	2,070
				12,520
	Integrated Oil & Gas (0.2%)
5,000	NGL Energy Partners, LP / NGL Energy
	Finance Corp.	7.50	11/01/2023	5,012
	Oil & Gas Drilling (1.6%)
7,000	Diamond Offshore Drilling, Inc. (d)	7.88	8/15/2025	7,516
3,000	Ensco plc	5.20	3/15/2025	2,543
3,000	Nabors Industries, Inc. (d)	5.50	1/15/2023	2,876
5,000	Rowan Companies, Inc. (d)	7.38	6/15/2025	5,062
5,212	Schahin II Finance Co. SPV Ltd. (c),(g)	5.88	9/25/2023	599
3,000	Transocean, Inc. (d)	8.38	12/15/2021	3,248
7,000	Transocean, Inc. (c)	9.00	7/15/2023	7,630
5,000	Transocean, Inc. (c)	7.50	1/15/2026	5,163
				34,637
	Oil & Gas Equipment & Services (0.7%)
3,000	Archrock Partners, LP / Archrock Partners
	Finance Corp.	6.00	4/01/2021	3,000
3,000	Brand Energy & Infrastructure Services, Inc.
	(c)	8.50	7/15/2025	3,180

3 | USAA High Income Fund

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
$5,000	CSI Compressco, LP / CSI Compressco
	Finance, Inc.	7.25%		8/15/2022	$4,550
5,880	Weatherford Bermuda	5.13		9/15/2020	5,836
					16,566
	Oil & Gas Exploration & Production (2.9%)
6,000	Bill Barrett Corp. (d)	7.00		10/15/2022	5,850
5,162	California Resources Corp. (c)	8.00		12/15/2022	3,426
1,297	California Resources Corp.	6.00		11/15/2024	616
3,000	Carrizo Oil & Gas, Inc.	8.25		7/15/2025	3,247
3,000	Chesapeake Energy Corp., LIBOR + 7.50%(a)	8.81		8/23/2021	3,229
868	Chesapeake Energy Corp. (c)	8.00		12/15/2022	937
2,000	Comstock Resources, Inc.	10.00		3/15/2020	2,080
4,000	Devon Energy Corp.	5.85		12/15/2025	4,622
3,000	EP Energy, LLC / Everest Acquisition Finance,
	Inc.	7.75		9/01/2022	1,860
2,000	EV Energy Partners, LP / EV Energy Finance
	Corp. (i)	8.00		4/15/2019	850
3,000	Fieldwood Energy, LLC, LIBOR + 7.125%(a)	8.46		9/30/2020	1,136
3,000	Murphy Oil Corp.	6.88		8/15/2024	3,233
3,000	Murphy Oil Corp.	5.75		8/15/2025	3,105
5,000	Newfield Exploration Co.	5.38		1/01/2026	5,337
2,000	PDC Energy, Inc.	7.75		10/15/2022	2,090
4,126	Quicksilver Resources, Inc., USD LIBOR +
	0.0575%(a),(g),(j)	7.00		6/21/2019	46
3,000	Resolute Energy Corp.	8.50		5/01/2020	3,060
4,408	Rex Energy Corp.	8.00		10/01/2020	1,697
7,000	Sandridge Energy, Inc. (e),(f)	7.50		2/15/2023	—
3,000	Southwestern Energy Co. (d)	4.10		3/15/2022	2,963
7,000	Southwestern Energy Co.	6.70		1/23/2025	7,175
2,000	Southwestern Energy Co.	7.75		10/01/2027	2,083
3,000	Wildhorse Resource Dev. Corp. (c)	6.88		2/01/2025	2,985
3,000	WPX Energy, Inc.	8.25		8/01/2023	3,394
					65,021
	Oil & Gas Refining & Marketing (1.0%)
2,000	Cheniere Corpus Christi Holdings, LLC	7.00		6/30/2024	2,293
5,000	Cheniere Corpus Christi Holdings, LLC	5.88		3/31/2025	5,431
4,000	CITGO Petroleum Corp. (c)	6.25		8/15/2022	4,130
5,000	Enlink Midstream Partners, LP, 3 mo. USD
	LIBOR + 4.11%	6.00	(l)	-(k)	5,044
5,000	PBF Holding Co., LLC (c)	7.25		6/15/2025	5,181
					22,079
	Oil & Gas Storage & Transportation (5.4%)
5,000	Blue Racer Midstream, LLC / Blue Racer
	Finance Corp. (c)	6.13		11/15/2022	5,237
10,000	Boardwalk Pipelines, LP	4.95		12/15/2024	10,684
15,000	DCP Midstream, LLC, 3 mo. USD LIBOR +
	3.85%(c)	5.85	(l)	5/21/2043	14,344
2,500	Energy Transfer Equity, LP	7.50		10/15/2020	2,825
5,000	Energy Transfer, LP, 3 mo. USD LIBOR +
	3.0175%	4.33	(l)	11/01/2066	4,537
12,915	Enterprise Products Operating, LLC, 3 mo.
	USD LIBOR + 2.7775%	4.09	(l)	6/01/2067	12,754
9,000	Enterprise Products Operating, LLC, 3 mo.
	USD LIBOR + 2.68%	7.03	(l)	1/15/2068	9,045
3,000	Enterprise TE Partners, 3 mo. USD LIBOR +
	2.7775%	4.09	(l)	6/01/2067	2,963
3,000	Genesis Energy, LP / Genesis Energy Finance
	Corp.	6.50		10/01/2025	3,053
3,000	Holly Energy Partners, LP (c)	6.00		8/01/2024	3,157
5,061	Kinder Morgan Inc.	7.80		8/01/2031	6,538

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Martin Midstream Partners, LP / Martin
	Midstream Finance Corp.	7.25%	2/15/2021	$5,112
5,000	Sabine Pass Liquefaction, LLC	5.88	6/30/2026	5,666
3,000	SemGroup Corp. (c)	6.38	3/15/2025	2,970
5,000	Southern Union Co., 3 mo. USD LIBOR +
	3.0175%	4.33 (l)	11/01/2066	4,356
2,000	Sunoco, LP / Sunoco Finance Corp.	5.50	8/01/2020	2,058
2,000	Sunoco, LP / Sunoco Finance Corp.	6.38	4/01/2023	2,135
3,000	Targa Resources Partners, LP	5.25	5/01/2023	3,094
6,000	Tesoro Logistics, LP / Tesoro Logistics
	Finance Corp.	6.13	10/15/2021	6,202
3,000	Transcontinental Gas Pipe Line Co., LLC	7.85	2/01/2026	3,877
10,000	Williams Companies, Inc.	4.55	6/24/2024	10,500
				121,107
	Total Energy			276,942

Financials (7.3%)

Asset Management & Custody Banks (0.5%)

10,000	Prospect Capital Corp.	5.00		7/15/2019	10,354
	Consumer Finance (1.4%)
5,000	Ally Financial, Inc. (d)	5.75		11/20/2025	5,538
5,000	Credit Acceptance Corp.	6.13		2/15/2021	5,113
12,000	Navient Corp.	7.25		1/25/2022	13,065
1,000	Navient Corp.	6.13		3/25/2024	1,031
7,000	Navient Corp.	6.75		6/25/2025	7,332
					32,079
	Diversified Banks (0.3%)
3,312	CSVC Acquisition Corp. (c)	7.75		6/15/2025	3,237
3,000	Trident Merger Sub, Inc. (c)	6.63		11/01/2025	2,992
					6,229
	Investment Banking & Brokerage (0.0%)
1,000	Lehman Brothers Holdings, Inc. (g)	5.75		4/25/2011	60
1,500	Lehman Brothers Treasury Co. B.V. (g)	6.88		12/29/2010	135
					195
	Life & Health Insurance (1.5%)
5,000	American Equity Investment Life Holding Co.	5.00		6/15/2027	5,256
3,000	Forethought Financial Group (c)	8.63		4/15/2021	3,421
2,000	MetLife, Inc.	10.75		8/01/2069	3,345
10,000	Prudential Financial, Inc., 3 mo. USD LIBOR +
	3.04%	5.20	(l)	3/15/2044	10,676
10,000	StanCorp Financial Group, Inc., 3 mo. USD
	LIBOR + 2.51%	3.83	(l)	6/01/2067	10,000
					32,698
	Multi-Line Insurance (0.6%)
14,000	Genworth Holdings, Inc., 3 mo. USD LIBOR +
	2.0025%	3.32	(l)	11/15/2066	6,650
8,000	Hartford Financial Services Group, Inc., 3 mo.
	USD LIBOR + 2.125%(c)	3.44	(l)	2/12/2067	7,700
					14,350
	Property & Casualty Insurance (0.8%)
10,000	AmTrust Financial Services, Inc.	6.13		8/15/2023	9,950
3,780	Hanover Insurance Group, Inc.	8.21		2/03/2027	4,544
2,000	Zenith National Insurance Capital Trust I (c)	8.55		8/01/2028	2,272
					16,766
	Regional Banks (1.4%)
5,000	Banc of California, Inc.	5.25		4/15/2025	5,147

5 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Bank of the Ozarks, Inc., 3 mo. USD LIBOR +
	4.425%	5.50% (l)	7/01/2026	$5,260
5,000	First Midwest Bancorp, Inc.	5.88	9/29/2026	5,309
10,409	Regions Bank	6.45	6/26/2037	13,040
1,790	Regions Financial Corp.	7.38	12/10/2037	2,435
				31,191
	Specialized Finance (0.2%)
5,000	National Rural Utilities Cooperative Finance
	Corp., 3 mo. USD LIBOR + 2.91%	4.75 (l)	4/30/2043	5,284
	Thrifts & Mortgage Finance (0.6%)
3,000	Ocwen Loan Servicing LLC (c),(d)	8.38	11/15/2022	3,030
6,972	Walter Investment Management Corp., LIBOR	4.99	12/18/2020	6,603
	+ 3.75%(a)
5,000	Walter Investment Management Corp.	7.88	12/15/2021	2,825
				12,458
	Total Financials			161,604
	Health Care (6.1%)
	Health Care Facilities (3.5%)
18,000	Community Health Systems, Inc. (d)	6.88	2/01/2022	13,095
6,000	HCA, Inc.	5.25	4/15/2025	6,405
21,500	HCA, Inc.	5.88	2/15/2026	22,656
2,000	HealthSouth Corp.	5.75	9/15/2025	2,073
5,000	Kindred Healthcare, Inc.	6.38	4/15/2022	4,652
10,000	RegionalCare Hospital Partners Holdings, Inc.
	(c)	8.25	5/01/2023	10,550
14,000	Tenet Healthcare Corp. (d)	6.75	6/15/2023	13,195
5,000	Tenet Healthcare Corp. (c),(d)	7.00	8/01/2025	4,600
				77,226
	Health Care Services (0.1%)
3,000	DaVita HealthCare Partners, Inc.	5.13	7/15/2024	3,013
	Health Care Supplies (0.2%)
3,930	DJO Finance, LLC / DJO Finance Corp. (c)	8.13	6/15/2021	3,773
2,000	Halyard Health, Inc.	6.25	10/15/2022	2,101
				5,874
	Health Care Technology (0.1%)
1,380	Press Ganey Holdings, Inc., LIBOR +
	6.50%(a)	7.74	10/21/2024	1,403
	Managed Health Care (0.1%)
1,500	Centene Corp.	6.13	2/15/2024	1,616
	Pharmaceuticals (2.1%)
13,000	Endo International, plc (c)	6.00	7/15/2023	10,595
9,000	Mallinckrodt International Finance S.A. (d)	4.75	4/15/2023	7,627
3,000	Valeant Pharmaceuticals International, Inc. (c)	5.88	5/15/2023	2,543
4,000	Valeant Pharmaceuticals International, Inc. (c)	7.50	7/15/2021	3,945
26,000	Valeant Pharmaceuticals International, Inc. (c)	6.13	4/15/2025	21,937
				46,647
	Total Health Care			135,779
	Industrials (6.5%)
	Aerospace & Defense (0.8%)
5,000	Arconic, Inc.	5.95	2/01/2037	5,413
15,000	Textron Financial Corp., 3 mo. USD LIBOR +
	1.735%(c)	3.05 (l)	2/15/2067	13,087
				18,500

Portfolio of Investments | 6

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
	Airlines (1.6%)
$5,000	Continental Airlines, Inc. Pass-Through Trust	6.13%		4/29/2018	$5,076
16,268	Hawaiian Airlines Pass-Through Trust	4.95		7/15/2023	16,755
4,203	Latam Air Pass-Through Trust	4.50		8/15/2025	4,224
5,000	US Airways Group, Inc. Pass-Through Trust	5.45		6/03/2018	5,093
1,924	US Airways Group, Inc. Pass-Through Trust (i)	9.75		4/22/2020	2,083
2,305	Virgin Australia Holdings Ltd. Pass-Through	7.13		10/23/2018	2,363
	Trust (c)
					35,594
	Commercial Printing (0.1%)
3,000	R.R. Donnelley & Sons Co. (d)	6.00		4/01/2024	2,813
	Construction & Engineering (0.1%)
1,000	New Enterprise Stone & Lime Co. (c)	10.13		4/01/2022	1,088
	Construction Machinery & Heavy Trucks (0.2%)
5,000	Navistar International Corp. (i)	8.25		11/01/2021	5,021
	Electrical Components & Equipment (0.2%)
5,079	Artesyn Embedded Technologies, Inc. (c)	9.75		10/15/2020	5,142
	Environmental & Facilities Services (0.1%)
3,000	Covanta Holding Corp.	5.88		7/01/2025	2,977
	Industrial Machinery (0.4%)
100	Blueline Rental Corp. (c)	9.25		3/15/2024	109
9,000	Xerium Technologies, Inc.	9.50		8/15/2021	9,267
					9,376
	Marine (0.2%)
4,000	Navios Maritime Holdings, Inc. & Navios
	Maritime Finance II U.S., Inc. (c),(d)	7.38		1/15/2022	3,300
	Security & Alarm Services (0.4%)
2,494	Constellis Holdings, LLC, LIBOR + 5.00%(a)	6.33		4/21/2024	2,501
2,500	Constellis Holdings, LLC, LIBOR + 9.00%(a)	10.33		4/21/2025	2,485
3,000	Prime Security Services Borrower, LLC & Prime
	Finance, Inc. (c)	9.25		5/15/2023	3,332
					8,318
	Trading Companies & Distributors (1.5%)
3,000	Ahern Rentals, Inc. (c)	7.38		5/15/2023	2,760
1,000	H&E Equipment Services, Inc. (c)	5.63		9/01/2025	1,059
2,397	Herc Rentals, Inc. (c)	7.75		6/01/2024	2,643
2,454	ILFC E-Capital Trust I, Highest of 3 mo. USD
	LIBOR/10 Year CMT/30 Year CMT +
	1.55% (c)	4.36	(l)	12/21/2065	2,374
16,362	ILFC E-Capital Trust II, Highest of 3 mo. USD
	LIBOR/10 Year CMT/30 Year CMT +
	1.80% (c)	4.61	(l)	12/21/2065	15,953
4,000	United Rentals North America, Inc.	5.50		5/15/2027	4,290
3,000	United Rentals North America, Inc.	5.50		7/15/2025	3,230
					32,309
	Trucking (0.9%)
3,000	Avis Budget Car Finance, Inc. (c)	5.13		6/01/2022	3,026
10,000	Hertz Corp. (c),(d)	7.63		6/01/2022	10,452
6,139	YRC Worldwide, Inc., LIBOR + 8.50%(a)	9.74		7/24/2022	6,097
					19,575
	Total Industrials				144,013

7 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Information Technology (2.6%)

Application Software (0.5%)

$5,000	Informatica, LLC (c)	7.13%	7/15/2023	$5,113
3,000	SCS Holdings I, Inc., USD LIBOR + 4.25%(a),
	(b)	5.63	10/30/2022	3,009
2,000	Solera LLC / Solera Finance, Inc. (c)	10.50	3/01/2024	2,290
				10,412
	Communications Equipment (0.3%)
4,500	Avaya, Inc. (c),(d),(g)	7.00	4/01/2019	3,802
3,000	CommScope Technologies Finance, LLC (c)	6.00	6/15/2025	3,184
				6,986
	Data Processing & Outsourced Services (0.6%)
5,000	First Data Corp. (c)	5.38	8/15/2023	5,219
6,000	First Data Corp. (c)	7.00	12/01/2023	6,435
1,000	Kronos, Inc., LIBOR + 8.25%(a)	9.63	11/01/2024	1,033
				12,687
	Semiconductors (0.2%)
4,500	Micron Technology, Inc. (c),(d)	5.63	1/15/2026	4,793
	Systems Software (0.7%)
2,000	BMC Software Finance, Inc. (c)	8.13	7/15/2021	2,058
3,239	BMC Software Finance, Inc., LIBOR +
	4.00%(a)	5.24	9/10/2022	3,266
6,000	Sophia, LP / Sophia Finance, Inc. (c)	9.00	9/30/2023	6,255
1,638	Veritas US, Inc. LIBOR + 4.50%(a)	5.83	1/27/2023	1,654
3,000	Veritas US, Inc. (c)	10.50	2/01/2024	3,210
				16,443
	Technology Hardware, Storage, & Peripherals (0.3%)
5,000	Western Digital Corp.	10.50	4/01/2024	5,880
	Total Information Technology			57,201
	Materials (4.2%)
	Commodity Chemicals (0.3%)
5,000	Hexion U.S. Finance Corp.	6.63	4/15/2020	4,475
3,000	Hexion, Inc. (c)	10.38	2/01/2022	2,842
				7,317
	Diversified Metals & Mining (1.4%)
1,000	Big River Steel, LLC / BRS Finance Corp. (c)	7.25	9/01/2025	1,075
5,000	Compass Minerals International, Inc. (c)	4.88	7/15/2024	4,956
7,000	Freeport-McMoRan, Inc.	3.55	3/01/2022	6,948
20,000	Freeport-McMoRan, Inc.	5.45	3/15/2043	18,900
				31,879
	Fertilizers & Agricultural Chemicals (0.1%)
3,000	CVR Partners, LP (c)	9.25	6/15/2023	3,206
	Metal & Glass Containers (0.4%)
5,000	BWAY Holding Co. (c)	7.25	4/15/2025	5,200
3,000	Plastipak Holdings, Inc. (c)	6.25	10/15/2025	3,074
				8,274
	Paper Packaging (0.5%)
3,150	Flex Acquisition Co., Inc. (c)	6.88	1/15/2025	3,262

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$7,000	Sealed Air Corp. (c)	6.88%	7/15/2033	$8,173
				11,435
	Specialty Chemicals (0.3%)
2,000	Kraton Polymers, LLC	10.50	4/15/2023	2,280
3,000	Kraton Polymers, LLC (c)	7.00	4/15/2025	3,255
				5,535
	Steel (1.2%)
3,000	AK Steel Corp. (d)	7.00	3/15/2027	3,038
10,456	Allegheny Ludlum Corp.	6.95	12/15/2025	10,613
5,000	Suncoke Energy Partners LP (c)	7.50	6/15/2025	5,262
3,000	United States Steel Corp.	6.88	8/15/2025	3,058
1,000	Warrior Met Coal, Inc. (b),(c)	8.00	11/01/2024	1,027
3,000	Zekelman Industries, Inc. (c)	9.88	6/15/2023	3,398
				26,396
	Total Materials			94,042
	Real Estate (0.9%)
	Real Estate Development (0.2%)
3,800	Crescent Communities, LLC / Crescent
	Ventures, Inc. (c)	8.88	10/15/2021	4,056
	REITs - Diversified (0.1%)
3,000	Communications Sales & Leasing, Inc. (c)	7.13	12/15/2024	2,782
	REITs - Health Care (0.2%)
3,000	Sabra Health Care, LP	5.13	8/15/2026	3,075
2,000	Medical Properties Trust, Inc. / MPT Operating
	Partnership, LP	5.00	10/15/2027	2,060
				5,135
	REITs - Hotel & Resort (0.1%)
2,000	Station Casinos, LLC (c)	5.00	10/01/2025	2,008
	REITs - Specialized (0.3%)
3,000	Equinix, Inc.	5.38	5/15/2027	3,221
1,000	Communications Sales & Leasing, Inc. (c)	6.00	4/15/2023	1,004
2,000	Communications Sales & Leasing, Inc.	8.25	10/15/2023	1,935
				6,160
	Total Real Estate			20,141
	Telecommunication Services (7.4%)
	Alternative Carriers (1.4%)
10,000	CenturyLink, Inc.	5.80	3/15/2022	10,187
5,000	CenturyLink, Inc.	6.75	12/01/2023	5,220
5,000	Cogent Communications Finance, Inc. (c)	5.63	4/15/2021	5,138
5,000	Level 3 Financing, Inc.	6.13	1/15/2021	5,107
5,000	Zayo Group Holdings, Inc. / Zayo Group, LLC	6.38	5/15/2025	5,401
500	Zayo Group Holdings, Inc. / Zayo Group, LLC
	(c)	5.75	1/15/2027	528
				31,581
	Integrated Telecommunication Services (2.8%)
10,000	AT&T, Inc.	4.90	8/14/2037	10,010
2,000	CB Escrow Corp. (c)	8.00	10/15/2025	2,075
5,000	Centurylink, Inc. (a),(b),(j)	— (r)	5/31/2018	5,063
5,000	Cincinnati Bell, Inc. (c)	7.00	7/15/2024	5,000
5,000	Frontier Communications Corp.	10.50	9/15/2022	4,375
20,000	Frontier Communications Corp.	11.00	9/15/2025	17,075
9,000	Frontier Communications Corp.	9.00	8/15/2031	7,042

9 | USAA High Income Fund

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
$13,000	Windstream Corp. (d)	7.50%		6/01/2022	$9,750
3,000	Windstream Corp. (d)	6.38		8/01/2023	2,198
					62,588
	Wireless Telecommunication Services (3.2%)
20,000	Sprint Corp.	7.25		9/15/2021	21,850
20,000	Sprint Corp.	7.63		2/15/2025	21,975
10,000	T-Mobile USA, Inc.	6.50		1/15/2024	10,700
10,000	T-Mobile USA, Inc.	6.00		4/15/2024	10,725
5,000	Trilogy International Partners, Inc. (c)	8.88		5/01/2022	5,212
					70,462
	Total Telecommunication Services				164,631
	Utilities (3.0%)
	Electric Utilities (0.7%)
4,000	DPL, Inc.	6.75		10/01/2019	4,230
2,000	NextEra Energy Capital Holdings, Inc., 3 mo.
	USD LIBOR + 3.348%	4.66	(l)	9/01/2067	2,003
10,000	PPL Capital Funding, Inc., 3 mo. USD LIBOR +
	2.665%	4.00	(l)	3/30/2067	9,917
					16,150
	Gas Utilities (0.2%)
4,000	Southern Star Central Corp. (c)	5.13		7/15/2022	4,180
	Independent Power Producers & Energy Traders (1.8%)
7,000	AES Corp.	7.38		7/01/2021	7,997
10,000	Calpine Corp.	5.75		1/15/2025	9,550
5,000	Dynegy, Inc.	5.88		6/01/2023	5,188
5,000	Dynegy, Inc.	7.63		11/01/2024	5,487
7,000	Genon Energy, Inc. (d),(g)	9.88		10/15/2020	4,970
3,000	NRG Energy, Inc.	7.25		5/15/2026	3,266
5,000	Talen Energy Supply, LLC	6.50		6/01/2025	4,363
					40,821
	Multi-Utilities (0.3%)
6,000	Puget Sound Energy, Inc., 3 mo. USD LIBOR +
	2.53%	6.97	(l)	6/01/2067	5,880
	Total Utilities				67,031
	Total Corporate Obligations (cost: $1,374,839)				1,408,773
	CONVERTIBLE SECURITIES (0.2%)
	Energy (0.1%)
	Oil & Gas Exploration & Production (0.1%)
3,254	Comstock Resources, Inc. (h)	7.75	(v)	4/01/2019	2,636
	Materials (0.1%)
	Gold (0.1%)
604	Hycroft Mining Corp. (e),(f),(h),(j)	15.00	(v)	10/22/2020	810
	Total Convertible Securities (cost: $3,792)				3,446

EURODOLLAR AND YANKEE OBLIGATIONS (15.9%)

Consumer Discretionary (1.0%)

Cable & Satellite (0.6%)

4,000 Altice Financing S.A.	7.50	5/15/2026	4,395

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,000	Altice Luxembourg S.A. (c)	7.75%	5/15/2022	$2,120
7,000	Altice Luxembourg S.A. (c),(d)	7.63	2/15/2025	7,621
				14,136
	Homebuilding (0.2%)
3,000	Brookfield Residential Properties, Inc. (c)	6.38	5/15/2025	3,158
1,750	Mattamy Group Corp. (c)	6.88	12/15/2023	1,846
				5,004
	Hotels, Resorts & Cruise Lines (0.2%)
3,000	Silversea Cruise Finance (c)	7.25	2/01/2025	3,232
	Total Consumer Discretionary			22,372
	Consumer Staples (0.5%)
	Household Products (0.3%)
8,000	Kronos Acquisition Holdings, Inc. (c)	9.00	8/15/2023	7,710
	Packaged Foods & Meat (0.2%)
1,000	JBS Investments GmbH (c)	7.25	4/03/2024	991
3,000	JBS USA, LLC / JBS USA Finance, Inc. (c)	5.88	7/15/2024	2,963
				3,954
	Total Consumer Staples			11,664
	Energy (2.0%)
	Integrated Oil & Gas (1.0%)
5,000	Petrobras Global Finance Co.	8.38	5/23/2021	5,775
2,000	Petrobras Global Finance Co.	6.13	1/17/2022	2,167
3,000	Petrobras Global Finance Co.	7.38	1/17/2027	3,338
10,000	Petroleos Mexicanos Co. (c)	6.50	3/13/2027	10,932
				22,212
	Oil & Gas Drilling (0.4%)
10,000	Noble Holding International Ltd. (d)	7.70	4/01/2025	8,750
	Oil & Gas Storage & Transportation (0.6%)
13,000	TransCanada Trust, 3 mo. USD LIBOR +
	3.528%	5.63 (l)	5/20/2075	13,881
	Total Energy			44,843
	Financials (1.0%)
	Diversified Banks (0.2%)
5,000	Royal Bank of Scotland Group plc, 3 mo. USD
	LIBOR + 2.32%	3.66 (l)	-(k)	4,876
	Property & Casualty Insurance (0.7%)
10,000	QBE Capital Funding III Ltd., USD Swap Semi-
	Annual 30/360 10 YR + 4.05%(c)	7.25 (l)	5/24/2041	11,287
4,000	XLIT Ltd., 3 mo. USD LIBOR + 2.4575%	3.82 (l)	-(k)	3,615
				14,902
	Specialized Finance (0.1%)
2,000	Park Aerospace Holdings (c)	5.50	2/15/2024	2,080
	Total Financials			21,858
	Health Care (0.2%)
	Pharmaceuticals (0.2%)
5,000	Teva Pharmaceutical Finance	4.10	10/01/2046	4,013

11 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Industrials (1.1%)

Aerospace & Defense (0.5%)

$12,000	Bombardier, Inc. (c)	7.50%	3/15/2025	$12,450
	Airlines (0.6%)
2,500	Air Canada Pass-Through Trust (c)	6.63	5/15/2018	2,560
5,000	Air Canada Pass-Through Trust (c)	5.00	3/15/2020	5,125
4,619	Norwegian Air Pass-Through Trust (c)	7.50	5/10/2025	4,955
				12,640
	Total Industrials			25,090
	Materials (7.4%)
	Commodity Chemicals (0.5%)
10,000	Braskem Finance Ltd.	6.45	2/03/2024	11,456
	Construction Materials (0.6%)
9,500	CEMEX SAB de C.V. (c)	7.75	4/16/2026	10,783
3,000	Votorantim Cimentos S.A. (d)	7.25	4/05/2041	3,225
				14,008
	Copper (0.5%)
10,000	First Quantum Minerals Ltd. (c)	7.50	4/01/2025	10,625
	Diversified Metals & Mining (2.0%)
10,000	Glencore Funding, LLC (c)	4.13	5/30/2023	10,489
10,000	Teck Resources Ltd.	4.75	1/15/2022	10,600
13,000	Teck Resources Ltd.	6.13	10/01/2035	14,788
5,000	Vedanta Resources plc (c)	8.25	6/07/2021	5,600
3,000	Vedanta Resources plc (c)	6.38	7/30/2022	3,146
				44,623
	Gold (1.4%)
10,000	Eldorado Gold Corp. (c)	6.13	12/15/2020	9,975
10,000	Kinross Gold Corp.	5.95	3/15/2024	11,150
10,000	New Gold, Inc. (c)	6.25	11/15/2022	10,350
				31,475
	Metal & Glass Containers (0.6%)
500	Ardagh Packaging Finance plc / Ardagh MP
	Holdings USA, Inc. (c),(d)	6.00	6/30/2021	516
5,500	Ardagh Packaging Finance plc / Ardagh MP
	Holdings USA, Inc. (c)	7.25	5/15/2024	6,064
3,000	Ardagh Packaging Finance plc / Ardagh MP
	Holdings USA, Inc. (c)	6.00	2/15/2025	3,191
3,250	Reynolds Group Holdings, Ltd. (c)	7.00	7/15/2024	3,476
				13,247
	Paper Packaging (0.3%)
6,200	Smurfit Kappa Treasury Funding Ltd.	7.50	11/20/2025	7,564
	Specialty Chemicals (0.2%)
3,000	Huntsman Corp. / Huntsman International, LLC
	(c)	5.75	7/15/2025	3,180
	Steel (1.3%)
18,000	ArcelorMittal	7.50	10/15/2039	22,568
4,500	Vale Overseas Ltd.	6.25	8/10/2026	5,196
				27,764
	Total Materials			163,942

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Telecommunication Services (1.4%)

Alternative Carriers (0.4%)

$5,000	Intelsat Jackson Holdings S.A.	7.25%		10/15/2020	$4,836
5,000	Intelsat Jackson Holdings, S.A. (c)	9.75		7/15/2025	5,044
					9,880
	Integrated Telecommunication Services (0.5%)
10,000	Numericable Group S.A. (c)	7.38		5/01/2026	10,787
	Wireless Telecommunication Services (0.5%)
2,000	Altice Finco S.A. (c)	7.63		2/15/2025	2,150
5,000	Digicel Ltd. (c)	6.00		4/15/2021	4,937
3,000	Digicel Ltd. (c)	6.75		3/01/2023	2,973
500	Wind Tre S.p.A. (b),(c)	5.00		1/20/2026	504
					10,564
	Total Telecommunication Services				31,231
	Utilities (1.3%)
	Electric Utilities (1.0%)
10,000	Electricite De France S.A., USD Swap Semi-
	Annual 30/360 10 YR + 3.709%(c)	5.25	(l)	-(k)	10,450
8,975	Enel S.p.A., USD Swap Semi-Annual 30/360 5
	YR + 5.88%(c)	8.75	(l)	9/24/2073	11,107
					21,557
	Independent Power Producers & Energy Traders (0.3%)
7,000	AES Gener S.A., USD Swap Semi-Annual
	30/360 5 YR + 6.82%(c)	8.38	(l)	12/18/2073	7,435
	Total Utilities				28,992
	Total Eurodollar and Yankee Obligations (cost: $313,446)				354,005
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
	Financials (0.1%)
4,864	Countrywide Home Loans, 1 mo. USD LIBOR +
	0.96%	2.20	(l)	2/25/2035	1,305
1,716	Wells Fargo Mortgage Backed Securities Trust	3.00	(u)	4/25/2035	1,621
	Total Financials				2,926
	Total Collateralized Mortgage Obligations (cost: $3,204)				2,926
	COMMERCIAL MORTGAGE SECURITIES (1.7%)
	Financials (1.7%)
	Commercial Mortgage-Backed Securities (1.7%)
118	Banc of America Commercial Mortgage, Inc. (c)	5.41	(u)	12/10/2042	114
5,000	Banc of America Commercial Mortgage, Inc.	6.34	(u)	2/10/2051	5,011
7,710	Bear Stearns Commercial Mortgage Securities,
	Inc. (c)	5.66	(u)	9/11/2041	7,777
5,000	Bear Stearns Commercial Mortgage Securities,
	Inc.	5.00	(u)	1/12/2045	4,581
2,997	Citigroup Commercial Mortgage Trust	6.23	(u)	12/10/2049	1,798
9,711	Credit Suisse Commercial Mortgage Pass-
	Through Trust, 1 mo. USD LIBOR +
	0.19%	1.43	(l)	2/15/2040	9,143
5,000	FHLMC Multifamily Structured Pass-Through
	Certificates	3.15		11/25/2025	5,177
1,782	GE Capital Commercial Mortgage Corp.	5.00	(u)	11/10/2045	1,821

13 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$201	GMAC Commercial Mortgage Securities, Inc.	4.97%	12/10/2041	$203
2,092	Merrill Lynch Mortgage Trust	5.05 (u)	8/12/2039	2,074
1,043	Morgan Stanley Capital I Trust	5.46 (u)	3/12/2044	1,036
				38,735
	Interest-Only Commercial Mortgage-Backed Securities (0.0%)
330	Credit Suisse First Boston Corp. (j)	1.89 (u)	5/17/2040	1
	Total Financials			38,736
	Total Commercial Mortgage Securities (cost: $40,391)			38,736

U.S. GOVERNMENT AGENCY ISSUES (0.1%)(m)

Mortgage-Backed Pass-Through Securities (0.1%)

2,428 Freddie Mac (+) (cost: $2,437)	3.12	10/25/2031	2,410

U.S. TREASURY SECURITIES (0.0%)(n)

Notes (0.0%)

550 2.00%, 2/15/2025 (o) (cost: $542)	2.00	2/15/2025	541

MUNICIPAL BONDS (0.5%)

Casinos & Gaming (0.1%)

5,271	Mashantucket (Western) Pequot Tribe (h)	7.35 (p)	7/01/2026	975
	Education (0.1%)
2,500	New Jersey EDA	5.71	6/15/2030	2,633
	General Obligation (0.2%)
1,500	Atlantic City	7.00	3/01/2028	1,653
2,000	Chicago	7.05	1/01/2029	2,219
				3,872
	Hospital (0.1%)
3,000	Eastern Maine Healthcare	5.02	7/01/2036	2,938
	Total Municipal Bonds (cost: $12,230)			10,418
Number
of Shares
	EXCHANGE-TRADED FUNDS (5.1%)
498,550	iShares iBoxx $ High Yield Corporate Bond ETF(d)			44,107
1,888,700	SPDR Barclays High Yield Bond ETF			70,335
	Total Exchange-Traded Funds (cost: $111,555)			114,442
	Total Bonds (cost: $1,862,436)			1,935,697

Portfolio of Investments | 14

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (7.7%)

COMMON STOCKS (3.2%)

Consumer Discretionary (0.4%)

Auto Parts & Equipment (0.1%)

10,001	Lear Corp.	$1,756
	Cable & Satellite (0.1%)
77,900	Comcast Corp. "A"	2,807
	Casinos & Gaming (0.0%)
13,500	Las Vegas Sands Corp.	856
	Home Furnishings (0.1%)
27,070	Tempur Sealy International, Inc.*	1,770
	Hotels, Resorts & Cruise Lines (0.1%)
25,400	Hyatt Hotels Corp. "A"*	1,591
	Total Consumer Discretionary	8,780
	Consumer Staples (0.1%)
	Drug Retail (0.0%)
18,400	CVS Health Corp.	1,261
	Household Products (0.1%)
11,242	Kimberly-Clark Corp.	1,265
	Total Consumer Staples	2,526
	Energy (0.5%)
	Coal & Consumable Fuels (0.0%)
13,151	Peabody Energy Corp.*	406
	Integrated Oil & Gas (0.1%)
8,522	Chevron Corp.	988
32,263	Royal Dutch Shell plc ADR "A"	2,033
		3,021
	Oil & Gas Drilling (0.0%)
2,542	Paragon Litigation "A"*(e)	3
3,813	Paragon Litigation "B"*(e)	74
2,537	Paragon Offshore, Ltd.*(e)	45
		122
	Oil & Gas Equipment & Services (0.1%)
98,146	Basic Energy Services, Inc.*	1,851
	Oil & Gas Exploration & Production (0.3%)
414,000	Approach Resources, Inc.*(d)	965
18,480	Nine Point Energy Holdings*(e),(f),(j)	290
2,772	Sabine Oil & Gas Holdings, Inc.*(j)	128
102,396	Sandridge Energy, Inc.*	1,922
4,982	Silverbow Resources, Inc.*	112
22,883	Thunderbird Resources Equity, Inc.*(e),(f),(j)	13
236,684	Ultra Petroleum Corp.*	1,879
		5,309
	Total Energy	10,709

15 | USAA High Income Fund

Market
Number	Value
of Shares Security	(000)

Financials (0.8%)

Asset Management & Custody Banks (0.1%)

202,000	Prospect Capital Corp.(d)	$1,210
	Consumer Finance (0.0%)
13,639	Synchrony Financial	445
	Diversified Banks (0.1%)
18,507	JPMorgan Chase & Co.	1,862
	Financial Exchanges & Data (0.1%)
24,700	CME Group, Inc.	3,388
	Life & Health Insurance (0.1%)
1,995	Brighthouse Financial, Inc.*	124
21,952	MetLife, Inc.	1,176
		1,300
	Regional Banks (0.2%)
27,800	BB&T Corp.	1,369
111,918	KeyCorp	2,042
109,207	Regions Financial Corp.	1,691
		5,102
	REITs - Mortgage (0.2%)
73,721	Annaly Capital Management, Inc.	845
129,100	MFA Financial, Inc.	1,064
180,900	Two Harbors Investment Corp.	1,773
		3,682
	Total Financials	16,989
	Health Care (0.3%)
	Biotechnology (0.1%)
22,300	AbbVie, Inc.	2,013
	Health Care Equipment (0.0%)
3,407	thu Services Holdings, Inc.*(e),(f),(j)	186
	Pharmaceuticals (0.2%)
16,562	Johnson & Johnson	2,309
30,900	Merck & Co., Inc.	1,702
14,607	Novartis AG ADR	1,206
		5,217
	Total Health Care	7,416
	Industrials (0.1%)
	Airlines (0.1%)
23,000	United Continental Holdings, Inc.*	1,345
	Commercial Printing (0.0%)
235	Quad Graphics, Inc.	5
	Industrial Conglomerates (0.0%)
35,316	General Electric Co.	712
	Total Industrials	2,062
	Information Technology (0.3%)
	Data Processing & Outsourced Services (0.1%)
13,899	Automatic Data Processing, Inc.	1,616

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)
	Semiconductors (0.1%)
42,500	Intel Corp.	$1,933
18,500	QUALCOMM, Inc.	944
		2,877
	Systems Software (0.1%)
33,200	Microsoft Corp.	2,762
	Total Information Technology	7,255
	Materials (0.4%)
	Commodity Chemicals (0.1%)
19,215	LyondellBasell Industries N.V. "A"	1,989
	Construction Materials (0.0%)
596	CB Paracelsus Healthcare*(e),(f)	—
	Gold (0.1%)
245,000	Alamos Gold, Inc. "A"	1,548
107,726	AuRico Metals, Inc.*	109
56,750	Goldcorp, Inc.	741
33,650	Newmont Mining Corp.	1,217
		3,615
	Paper Products (0.1%)
25,947	Clearwater Paper Corp.*	1,198
534	Resolute Forest Products*	3
		1,201
	Specialty Chemicals (0.1%)
172,882	MPM Holdings, Inc.*	2,930
	Total Materials	9,735
	Real Estate (0.1%)
	REITs - Specialized (0.1%)
17,000	Crown Castle International Corp.	1,820
	Telecommunication Services (0.2%)
	Alternative Carriers (0.1%)
63,000	CenturyLink, Inc.(d)	1,196
	Integrated Telecommunication Services (0.1%)
50,503	AT&T, Inc.	1,699
28,650	Verizon Communications, Inc.(i)	1,372
		3,071
	Total Telecommunication Services	4,267
	Total Common Stocks (cost: $77,842)	71,559
	PREFERRED STOCKS (4.5%)
	Consumer Staples (1.7%)
	Agricultural Products (1.7%)
400,000	CHS, Inc., 7.10%, cumulative redeemable, perpetual, 3 mo. USD LIBOR + 4.298% (l)	11,293
200,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	5,801

17 | USAA High Income Fund

Principal
Amount		Market
$(000)/		Value
Shares	Security	(000)
200,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c),(q)	$21,294
		38,388
	Total Consumer Staples	38,388

Energy (1.4%)

Oil & Gas Exploration & Production (0.1%)

3,800	Chesapeake Energy Corp., 5.75%, perpetual(c)	2,142
464	Nine Point Energy Holdings, Inc.*(e),(f),(j)	464
		2,606
	Oil & Gas Storage & Transportation (1.3%)
1,127,328	NuStar Logistics, LP, 7.63%, (7.625% fixed rate until 1/15/18; 3 mo. USD LIBOR +
	6.734% thereafter)(d),(l)	28,502
	Total Energy	31,108
	Financials (0.9%)
	Diversified Banks (0.3%)
8,000	US Bancorp, 3.50%, perpetual, Higher of 3 mo. USD LIBOR + 1.02% or 3.5%*(l),(q)	7,129
	Life & Health Insurance (0.3%)
274,059	Delphi Financial Group, Inc., 4.51%, cumulative redeemable, 3 mo. USD LIBOR +
	3.19% (i),(l)	5,841
	Property & Casualty Insurance (0.1%)
$3,000	Catlin Insurance Co. Ltd., 7.28%, perpetual, 3 mo. USD LIBOR + 2.975%(c),(d),(l)	2,850
	Regional Banks (0.1%)
1,515	M&T Bank Corp., 6.38%, cumulative redeemable, perpetual	1,560
3,000	Reinsurance (0.1%)
	American Overseas Group Ltd., 7.50%, non-cumulative, 3 mo. USD LIBOR +
	3.557%*(e),(f),(j),(l)	750
	Thrifts & Mortgage Finance (0.0%)
20,000	Freddie Mac, 6.02%, perpetual*(+)	104
80,000	Freddie Mac, 8.38%, perpetual, Higher of 3 mo. USD LIBOR + 4.16% or
	7.875%*(+),(l)	524
		628
	Total Financials	18,758
	Real Estate (0.3%)
100,000	REITs - Residential (0.3%)
	Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
	redeemable, perpetual (q)	6,344
	Total Real Estate	6,344
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
200,000	Qwest Corp., 6.50%	5,072
	Total Preferred Stocks (cost: $98,903)	99,670

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)
	WARRANTS (0.0%)
	Energy (0.0%)
	Oil & Gas Exploration & Production (0.0%)
5,500	Comstock Resources, Inc.*	$26
1,565	Sabine Oil & Gas Holdings, Inc.*(j)	9
13,764	Sandridge Energy, Inc.*	12
5,795	Sandridge Energy, Inc.*	4
8,791	Sabine & Oil Gas Holdings, Inc.*(j)	59
		110
	Total Energy	110
	Total Warrants (cost: $0)	110
	Total Equity Securities (cost: $176,745)	171,339
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (4.5%)

COMMERCIAL PAPER (4.1%)

Consumer Discretionary (0.1%)

Housewares & Specialties (0.1%)

$ 3,500 Newell Rubbermaid, Inc. (c),(s)1.57% 11/06/20173,499

Consumer Staples (0.5%)

Packaged Foods & Meat (0.5%)

11,400 Tyson Foods, Inc. (c),(s)	1.31	11/03/2017	11,399

Energy (1.2%)

Oil & Gas Exploration & Production (0.5%)

7,522	Canadian Natural Resources (c),(s)	1.48	11/21/2017	7,516
3,425	Canadian Natural Resources (c),(s)	1.52	11/22/2017	3,422
				10,938
	Oil & Gas Storage & Transportation (0.7%)
10,000	Energy Transfer Partners (c),(s)	1.75	11/02/2017	10,000
5,157	Energy Transfer Partners (c),(s)	1.90	11/03/2017	5,156
				15,156
	Total Energy			26,094
	Industrials (0.7%)
	Industrial Machinery (0.7%)
15,000	Fortive Corp. (c),(s)	1.38	11/01/2017	15,000
	Materials (0.6%)
	Fertilizers & Agricultural Chemicals (0.6%)
13,370	FMC Corp. (c),(s)	1.40	11/01/2017	13,370

19 | USAA High Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Utilities (1.0%)

Gas Utilities (1.0%)

$15,984	Spire, Inc. (c),(s)	1.41%	11/16/2017	$15,974
6,000	Spire, Inc. (c),(s)	1.40	11/28/2017	5,994
				21,968
	Total Utilities			21,968
	Total Commercial Paper (cost: $91,330)			91,330

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

8,063,963 State Street Institutional Treasury Money Market Fund Premier Class, 0.94%(t)
(cost: $8,064)	8,064
Total Money Market Instruments (cost: $99,394)	99,394

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.2%)

167,824	Federated Government Obligations Fund Institutional Class, 0.91%(t)	168
723,953	Fidelity Government Portfolio Class I, 0.92% (t)	724
2,755,805	Goldman Sachs Financial Square Government Fund Institutional Class, 0.93%(t)	2,756
67,181,309	Invesco Government & Agency Portfolio Institutional Class, 0.95%(t)	67,181
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
106,391	0.92%(t)	107
467,216	Western Asset Institutional Government Reserves Institutional Class, 0.95%(t)	467
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $71,403)	71,403
	Total Investments (cost: $2,209,978)	$2,277,833

Portfolio of Investments | 20

					Unrealized
Number of		Expiration	Notional	Contract	Appreciation/
					(Depreciation)
Contracts	Security	Date	Amount (000)	Value (000)	(000)
	FUTURES(w)
	SHORT FUTURES
	Equity Contracts
(450)	Russell 2000 Mini	12/15/2017	(31,853) USD	$(33,811)	$(1,958)
	Total Short Futures			$(33,811)	$(1,958)
	Total Futures			$(33,811)	$(1,958)
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1		LEVEL 2	LEVEL 3	Total
Bonds:
Corporate Obligations	$	— $		1,408,773 $	— $	1,408,773
Convertible Securities		—		2,636	810	3,446
Eurodollar and Yankee Obligations		—		354,005	—	354,005
Collateralized Mortgage Obligations		—		2,926	—	2,926
Commercial Mortgage Securities		—		38,736	—	38,736
U.S. Government Agency Issues		—		2,410	—	2,410
U.S. Treasury Securities		541		—	—	541
Municipal Bonds		—		10,418	—	10,418
Exchange-Traded Funds		114,442		—	—	114,442
Equity Securities:
Common Stocks		70,820		250	489	71,559
Preferred Stocks		—		98,456	1,214	99,670
Warrants		42		68	—	110
Money Market Instruments:
Commercial Paper		—		91,330	—	91,330
Government & U.S. Treasury Money Market
Funds		8,064		—	—	8,064
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds		71,403		—	—	71,403
Total		$265,312		$2,010,008	$2,513	$2,277,833
Liabilities		LEVEL 1		LEVEL 2	LEVEL 3	Total
Futures(1)		$(1,958)	$	— $	— $	(1,958)
Total		$(1,958)	$	— $	— $	(1,958)

(1)Futures are valued at the unrealized appreciation (depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

21 | USAA High Income Fund

RECONCILIATION OF LEVEL 3 INVESTMENTS

	Corporate	Convertible	Common	Preferred
($ in 000s)	Obligations	Securities	Stocks	Stocks
Balance as of July 31, 2017	$290	$1,095	$182	$1,214
Purchases	-	22	870	-
Sales	(871)	-	-	-
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Net realized gain (loss) on investments	-	-	-	-
Change in net unrealized				-
appreciation/(depreciation) of investments	581	(307)	(563)

Balance as of October 31, 2017	$ -	$810	$489	$1,214

For the period of August 1, 2017, through October 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**

	Fair Value at		Significant
	October 31, 2017	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range
Equity Securities:
Common Stocks	$199	Market	Revenue	0.3x – 0.6x
		Comparables	Multiple(a)
			EBITDA
			Multiple(a)	1.1x – 5.6x
			Discount for lack
			of marketability(b)	25%
		Last Transaction	Transaction
		Price	Price(a)	$0.58
			Comparable
			Discount
			Adjustment(b)	95%
Bonds:
Convertible Securities	$810	Market	Average	$56.78
		Comparables	Value Per
			Recoverable
			Ounce(a)
			Comparable
			Discount
			Adjustment(b)	40%

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

**Quantitative Information table includes certain Level 3 securities using valuation models.

Portfolio of Investments | 22

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, earnings per share, or average value per recoverable ounce will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

23 | USAA High Income Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA High Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), High Income Fund Adviser Shares (Adviser Shares), and High Income Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the

24 | USAA High Income Fund

Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an

25 | USAA High Income Fund

external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

4.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments | 26

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are supported by the value ascribed from a recent exchange offer and a discounted price derived from the use of inputs such as a prior tender offer or original purchase price . However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

27 | USAA High Income Fund

Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral

$68,951,000	$ -	$ 71,403,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at October 31, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

F.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,227,163,000 at October 31, 2017, and, in total, may not

Notes to Portfolio of Investments | 28

equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.1% of net assets at October 31, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

G.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage

29 | USAA High Income Fund

loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Warrants – Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CMT	Constant Maturity Treasury
EDA	Economic Development Authority
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
USD	U.S. Dollar

SPECIFIC NOTES

(a)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

Notes to Portfolio of Investments | 30

(b)At October 31, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $16,905,000, which included when-issued securities of $4,613,000.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)The security, or a portion thereof, was out on loan as of October 31, 2017.

(e)Security was fair valued at October 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $2,635,000, which represented 0.1% of the Fund's net assets.

(f)Security was fair valued at Level 3.

(g)At October 31, 2017, the issuer was in default with respect to interest and/or principal payments.

(h)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(i)At October 31, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(j)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2017, was $7,819,000, which represented 0.4% of the Fund's net assets.

(k)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(l)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2017.

(m)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(n)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(o)Securities with a value of $541,000 are segregated as collateral for initial margin requirements on open futures contracts.

(p)A portion of the coupon is PIK 7.35% (6.35% cash, 1.00% PIK).

31 | USAA High Income Fund

(q)The security, or a portion thereof, is segregated to cover the value of open futures contracts at October 31, 2017.

(r)The senior loan will settle after October 31, 2017, at which time the interest rate will be determined.

(s)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(t)Rate represents the money market fund annualized seven-day yield at October 31, 2017.

(u)Stated interest rates may change slightly over time as underlying mortgages pay down.

(v)All of the coupon is PIK

(w)The contract value of futures purchased and/or sold as a percentage of net assets is 1.5%.

*Non-income-producing security.

Notes to Portfolio of Investments | 32

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA INTERMEDIATE-TERM BOND FUND

OCTOBER 31, 2017

(Form N-Q)

48445 -1217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Intermediate-Term Bond Fund

October 31, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (96.9%)

CORPORATE OBLIGATIONS (59.6%)

Consumer Discretionary (3.2%)

Automobile Manufacturers (0.5%)

$10,000	Ford Motor Co.	4.35%	12/08/2026	$10,440
10,000	General Motors Financial Co.	4.35	1/17/2027	10,305
				20,745
	Automotive Retail (0.4%)
10,302	Advance Auto Parts, Inc.	4.50	12/01/2023	10,797
5,000	Autozone, Inc.	3.75	6/01/2027	5,080
2,000	Penske Automotive Group	3.75	8/15/2020	2,045
				17,922
	Broadcasting (0.1%)
5,000	Discovery Communications Co.	3.95	3/20/2028	4,970
1,000	E.W. Scripps Co., LIBOR + 2.25% (a)	3.49	8/16/2024	1,008
				5,978
	Cable & Satellite (0.7%)
20,000	Charter Communications Operating, LLC	4.91 (b)	7/23/2025	21,310
2,449	CSC Holdings, LLC, LIBOR + 2.25% (a)	3.49	7/17/2025	2,450
2,000	CSC Holdings, LLC (d)	5.50	4/15/2027	2,065
5,000	NBCUniversal Enterprise, Inc. (d)	1.97	4/15/2019	5,011
				30,836
	Casinos & Gaming (0.1%)
3,500	MGM Resorts International	8.63	2/01/2019	3,767
	Department Stores (0.2%)
3,200	Dillard's, Inc.	7.13	8/01/2018	3,321
5,000	J.C. Penney Co., Inc. (e)	5.65	6/01/2020	4,406
987	J.C. Penney Co., Inc., LIBOR + 4.25% (a)	5.57	6/23/2023	909
				8,636
	Home Furnishings (0.1%)
2,481	Serta Simmons Bedding, LLC, LIBOR + 3.50%
	(a)	4.83	11/08/2023	2,451
	Homebuilding (0.4%)
2,000	D.R. Horton, Inc.	5.75	8/15/2023	2,268
5,000	Lennar Corp.	4.50	11/15/2019	5,175
2,000	Lennar Corp.	4.13	1/15/2022	2,078
5,000	Toll Bros Finance Corp.	4.88	3/15/2027	5,250
				14,771
	Hotels, Resorts & Cruise Lines (0.1%)
2,000	Hilton Worldwide Finance, LLC / Hilton
	Worldwide Finance Corp.	4.88	4/01/2027	2,105

1 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Housewares & Specialties (0.2%)
$7,500	Newell Brands, Inc.	3.85%	4/01/2023	$7,878
	Internet & Direct Marketing Retail (0.1%)
3,000	Amazon.com, Inc. (d)	3.88	8/22/2037	3,120
	Restaurants (0.1%)
4,473	1011778 B.C. Unlimited Liability Co., LIBOR +
	2.25% (a)	3.53	2/16/2024	4,484
	Specialized Consumer Services (0.1%)
1,000	Service Corp. International	7.63	10/01/2018	1,054
2,000	Service Corp. International	5.38	5/15/2024	2,117
				3,171
	Specialty Stores (0.1%)
4,217	Harbor Freight Tools USA, Inc., LIBOR + 3.25%
	(a)	4.49	8/18/2023	4,249
	Total Consumer Discretionary			130,113
	Consumer Staples (2.4%)
	Agricultural Products (0.1%)
5,000	Bunge Ltd. Finance Corp.	3.25	8/15/2026	4,861
	Drug Retail (0.6%)
5,000	CVS Health Corp.	4.88	7/20/2035	5,509
8,483	CVS Pass-Through Trust (d)	5.93	1/10/2034	9,580
10,000	Walgreens Boots Alliance, Inc.	3.80	11/18/2024	10,278
				25,367
	Food Retail (0.1%)
1,222	Albertson's, LLC, LIBOR + 3.00% (a)	4.32	6/22/2023	1,186
	Packaged Foods & Meat (1.6%)
10,000	Flowers Foods, Inc.	3.50	10/01/2026	9,915
10,000	J.M. Smucker Co.	4.25	3/15/2035	10,520
1,493	JBS USA, LLC, LIBOR + 2.50% (a)	3.74	10/30/2022	1,465
15,000	Kraft Heinz Foods Co.	3.50	6/06/2022	15,514
11,799	Kraft Heinz Foods Co. (d)	4.88	2/15/2025	12,626
1,042	McCormick & Co., Inc.	3.40	8/15/2027	1,054
3,500	Mead Johnson Nutrition Co.	4.13	11/15/2025	3,748
10,000	Tyson Foods, Inc.	3.95	8/15/2024	10,557
				65,399
	Total Consumer Staples			96,813
	Energy (9.7%)
	Integrated Oil & Gas (0.6%)
10,000	Chevron Corp.	2.95	5/16/2026	10,032
10,000	Occidental Petroleum Corp.	3.40	4/15/2026	10,289
5,000	Occidental Petroleum Corp.	3.00	2/15/2027	4,997
				25,318
	Oil & Gas Drilling (0.3%)
10,000	Nabors Industries, Inc.	4.63	9/15/2021	9,708
1,000	Noble Holding International Ltd. (e)	4.90	8/01/2020	985
3,000	Noble Holding International Ltd.	3.95	3/15/2022	2,535
				13,228
	Oil & Gas Equipment & Services (0.3%)
3,079	SEACOR Holdings, Inc. (e)	7.38	10/01/2019	3,187
2,000	SESI, LLC	7.13	12/15/2021	2,055
2,000	Weatherford Bermuda	9.63	3/01/2019	2,140

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,180	Weatherford Bermuda (e)	5.13%	9/15/2020	$3,156
				10,538
	Oil & Gas Exploration & Production (1.7%)
1,113	Chesapeake Energy Corp. (d)	8.00	12/15/2022	1,202
10,000	ConocoPhillips Co.	4.95	3/15/2026	11,378
4,000	Devon Energy Corp.	5.85	12/15/2025	4,622
1,000	EQT Corp.	8.13	6/01/2019	1,092
3,000	EQT Corp.	4.88	11/15/2021	3,231
7,500	Hess Corp.	4.30	4/01/2027	7,568
7,000	Murphy Oil Corp.	5.75	8/15/2025	7,245
5,000	Newfield Exploration Co.	5.38	1/01/2026	5,337
5,000	Pioneer Natural Resource	3.95	7/15/2022	5,244
1,000	Polar Tankers, Inc. (d)	5.95	5/10/2037	1,149
900	QEP Resources, Inc.	6.80	3/01/2020	943
5,000	QEP Resources, Inc. (e)	6.88	3/01/2021	5,338
10,000	Southwestern Energy Co. (e)	4.10	3/15/2022	9,875
2,000	Southwestern Energy Co.	6.70	1/23/2025	2,050
				66,274
	Oil & Gas Refining & Marketing (0.3%)
6,000	EnLink Midstream Partners, LP	4.15	6/01/2025	6,098
5,000	Marathon Petroleum Corp.	4.75	9/15/2044	5,102
2,000	Motiva Enterprises, LLC (d)	5.75	1/15/2020	2,133
				13,333
	Oil & Gas Storage & Transportation (6.5%)
1,000	Andeavor Logis, LP	6.25	10/15/2022	1,070
15,000	Boardwalk Pipelines, LP	4.95	12/15/2024	16,026
10,000	Buckeye Partners, LP	2.65	11/15/2018	10,065
10,000	Buckeye Partners, LP	4.35	10/15/2024	10,471
10,000	Columbia Pipeline Group Co.	4.50	6/01/2025	10,734
3,000	DCP Midstream Operating, LP	4.95	4/01/2022	3,127
4,000	DCP Midstream Operating, LP	3.88	3/15/2023	3,990
18,000	DCP Midstream, LLC, 3 mo. USD LIBOR +
	3.85%(d)	5.85 (c)	5/21/2043	17,212
9,306	Enable Oklahoma Intrastate Transmission, LLC
	(d)	6.25	3/15/2020	9,918
19,000	Enbridge Energy Partners, LP, 3 mo. USD
	LIBOR + 3.7975%	5.13 (c)	10/01/2077	19,000
13,500	Energy Transfer, LP, 3 mo. USD LIBOR +
	3.0175%	4.33 (c)	11/01/2066	12,251
1,000	Energy Transfer Partners, LP	9.70	3/15/2019	1,098
1,000	Enterprise Products Operating, LLC, 3 mo. USD
	LIBOR + 3.7075%	5.02 (c)	8/01/2066	1,000
11,800	Enterprise Products Operating, LLC, 3 mo. USD
	LIBOR + 2.68%	7.03 (c)	1/15/2068	11,859
5,000	EQT Midstream Partners, LP	4.00	8/01/2024	5,080
9,000	EQT Midstream Partners, LP	4.13	12/01/2026	9,044
2,000	Florida Gas Transmission Co. (d)	7.90	5/15/2019	2,163
3,000	Florida Gas Transmission Co. (d)	5.45	7/15/2020	3,222
2,000	Kinder Morgan Energy Partners	6.50	4/01/2020	2,184
7,000	Kinder Morgan Energy Partners	5.00	10/01/2021	7,548
1,000	Kinder Morgan, Inc.	6.50	9/15/2020	1,100
6,000	Kinder Morgan, Inc. (d)	5.00	2/15/2021	6,447
7,500	MPLX, LP	4.00	2/15/2025	7,741
1,000	NGPL PipeCo, LLC (d)	4.88	8/15/2027	1,038
6,066	Northwest Pipeline, LLC (d)	4.00	4/01/2027	6,182
2,000	NuStar Logistics, LP	8.15	4/15/2018	2,060
5,000	NuStar Logistics, LP	4.80	9/01/2020	5,219
3,000	NuStar Logistics, LP	4.75	2/01/2022	3,064
2,000	ONEOK Partners, LP	8.63	3/01/2019	2,160

3 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	ONEOK Partners, LP	4.90%	3/15/2025	$5,405
8,000	ONEOK, Inc.	4.25	2/01/2022	8,342
1,000	Plains All American Pipeline, LP	8.75	5/01/2019	1,089
5,000	Plains All American Pipeline, LP	3.85	10/15/2023	5,031
1,000	Questar Pipeline Co.	5.83	2/01/2018	1,010
5,000	Regency Energy Partners, LP / Regency Energy
	Finance Corp.	5.88	3/01/2022	5,541
6,000	Sabine Pass Liquefaction, LLC	5.63	2/01/2021	6,513
2,000	Southern Union Co., 3 mo. USD LIBOR +
	3.0175%	4.33 (c)	11/01/2066	1,742
5,000	Spectra Energy Partners, LP	3.38	10/15/2026	4,986
2,000	Tennessee Gas Pipeline Co.	7.00	10/15/2028	2,430
3,000	Transcontinental Gas Pipe Line Co., LLC	7.85 (b)	2/01/2026	3,877
5,000	Western Gas Partners, LP	5.38	6/01/2021	5,362
6,250	Western Gas Partners, LP	4.65	7/01/2026	6,551
10,000	Williams Companies, Inc.	4.55	6/24/2024	10,500
				260,452
	Total Energy			389,143

Financials (18.5%)

Asset Management & Custody Banks (1.4%)

10,000	Ares Capital Corp.	4.88	11/30/2018	10,286
10,000	Ares Capital Corp.	3.50	2/10/2023	9,914
10,000	FS Investment Corp.	4.00	7/15/2019	10,171
5,000	Main Street Capital Corp.	4.50	12/01/2019	5,048
11,400	Prospect Capital Corp.	5.00	7/15/2019	11,804
10,000	State Street Corp., 3 mo. USD LIBOR + 1%	2.32 (c)	6/01/2077	9,152
				56,375
	Consumer Finance (0.4%)
5,000	Capital One Financial Corp.	2.50	5/12/2020	5,021
10,000	Capital One Financial Corp.	3.75	3/09/2027	10,134
				15,155
	Diversified Banks (1.9%)
2,000	Bank of America Corp.	5.75	12/01/2017	2,007
10,000	Bank of America Corp.	4.20	8/26/2024	10,570
10,000	Bank of America Corp., 3 mo. USD LIBOR +
	1.512%	3.71 (c)	4/24/2028	10,236
15,000	Citigroup, Inc.	4.40	6/10/2025	15,866
5,000	Citigroup, Inc., 3 mo. USD LIBOR + 1.39%	3.67 (c)	7/24/2028	5,060
5,000	JPMorgan Chase & Co.	2.95	10/01/2026	4,917
2,000	JPMorgan Chase Capital XIII, 3 mo. USD
	LIBOR + 0.95%	2.28 (c)	9/30/2034	1,855
10,000	JPMorgan Chase Capital XXI, 3 mo. USD
	LIBOR + 0.95%	2.26 (c)	1/15/2087	9,225
7,500	USB Realty Corp., 3 mo. USD LIBOR +
	1.147%(d)	2.51 (c)	-(f)	6,694
5,000	Wells Fargo & Co.	3.50	3/08/2022	5,197
5,000	Wells Fargo & Co.	3.00	10/23/2026	4,905
				76,532
	Financial Exchanges & Data (0.3%)
10,000	S&P Global, Inc.	4.00	6/15/2025	10,592
	Investment Banking & Brokerage (0.3%)
10,000	Morgan Stanley	4.88	11/01/2022	10,841
	Life & Health Insurance (2.1%)
5,000	American Equity Investment Life Holding Co.	5.00	6/15/2027	5,256
10,000	Athene Global Funding (d)	3.00	7/01/2022	9,981
2,000	Forethought Financial Group (d)	8.63	4/15/2021	2,281

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$13,018	Lincoln National Corp., 3 mo. USD LIBOR +
	2.3575%	3.67%(c)	5/17/2066	$12,286
8,000	MetLife, Inc.	6.40	12/15/2066	9,250
5,000	MetLife, Inc. (d)	9.25	4/08/2068	7,444
1,000 Ohio National Financial Services, Inc. (d)		6.38	4/30/2020	1,084
2,000	Ohio National Financial Services, Inc. (d)	6.63	5/01/2031	2,496
5,000	Primerica, Inc.	4.75	7/15/2022	5,444
3,000	Principal Financial Global Fund, LLC, 3 mo.
	USD LIBOR + 0.52%	1.87 (c)	1/10/2031	2,751
2,000	Prudential Financial, Inc.	6.00	12/01/2017	2,007
10,000	Prudential Financial, Inc., 3 mo. USD LIBOR +
	4.175%	5.88 (c)	9/15/2042	11,063
14,271	StanCorp Financial Group, Inc., 3 mo. USD
	LIBOR + 2.51%	3.83 (c)	6/01/2067	14,271
				85,614
	Multi-Line Insurance (1.5%)
2,000	American International Group, Inc., 3 mo. USD
	LIBOR + 4.195%	8.18 (c)	5/15/2068	2,735
10,000	Genworth Holdings, Inc., 3 mo. USD LIBOR +
	2.0025%	3.32 (c)	11/15/2066	4,750
14,000	Hartford Financial Services Group, Inc., 3 mo.
	USD LIBOR + 2.125%(d)	3.44 (c)	2/12/2067	13,475
15,000	Kemper Corp.	4.35	2/15/2025	15,289
5,000	Loews Corp.	3.75	4/01/2026	5,190
20,235	Nationwide Mutual Insurance Co., 3 mo. USD
	LIBOR + 2.29%(d)	3.61 (c)	12/15/2024	20,236
				61,675
	Multi-Sector Holdings (0.4%)
5,000	Berkshire Hathaway Finance Corp.	1.30	5/15/2018	4,997
10,000	BNSF Funding Trust I, 3 mo. USD LIBOR +
	2.35%	6.61 (c)	12/15/2055	11,582
				16,579
	Property & Casualty Insurance (3.3%)
2,000	Allied World Assurance Holdings Ltd.	5.50	11/15/2020	2,151
5,000	Allied World Assurance Holdings Ltd.	4.35	10/29/2025	5,082
15,000	Allstate Corp., 3 mo. USD LIBOR + 2.938%	5.75 (c)	8/15/2053	16,425
5,000	Allstate Corp., 3 mo. USD LIBOR + 1.935%	3.25 (c)	5/15/2067	4,963
7,500	AmTrust Financial Services, Inc. (e)	6.13	8/15/2023	7,463
1,535	Assured Guaranty U.S. Holdings, Inc.	7.00	6/01/2034	1,821
1,000	Assured Guaranty U.S. Holdings, Inc., 3 mo.
	USD LIBOR + 2.38%	3.70 (c)	12/15/2066	865
21,500	Chubb Corp., 3 mo. USD LIBOR + 2.25%	3.61 (c)	3/29/2067	21,446
7,000	Hanover Insurance Group, Inc.	4.50	4/15/2026	7,317
4,000	Markel Corp.	3.63	3/30/2023	4,113
10,000	Mercury General Corp.	4.40	3/15/2027	10,297
5,000	Navigators Group, Inc.	5.75	10/15/2023	5,405
15,000	Oil Insurance Ltd., 3 mo. USD LIBOR +
	2.982%(d)	4.32 (c)	-(f)	14,437
7,000	Old Republic International Corp.	3.88	8/26/2026	7,108
10,025	OneBeacon U.S. Holdings, Inc.	4.60	11/09/2022	10,346
10,000	ProAssurance Corp.	5.30	11/15/2023	10,865
5,000	RLI Corp.	4.88	9/15/2023	5,337
				135,441
	Regional Banks (6.3%)
10,000	Associated Banc-Corp.	4.25	1/15/2025	10,272
10,000	Banc of California, Inc.	5.25	4/15/2025	10,294
10,000	Bank of the Ozarks, Inc., 3 mo. USD LIBOR +
	4.425%	5.50 (c)	7/01/2026	10,520
5,000	BankUnited, Inc.	4.88	11/17/2025	5,314
15,000	Citizens Financial Group, Inc. (d)	4.15	9/28/2022	15,613

5 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,500	Citizens Financial Group, Inc.	3.75%	7/01/2024	$5,508
4,750 CoBiz Financial, Inc., 3 mo. USD LIBOR +
	3.17%	5.63 (c)	6/25/2030	5,108
2,000	Cullen/Frost Bankers, Inc.	4.50	3/17/2027	2,124
10,000 Cullen/Frost Capital Trust II, 3 mo. USD LIBOR
	+ 1.55%	2.87 (c)	3/01/2034	8,920
10,000 Eagle Bancorp, Inc., 3 mo. USD LIBOR + 3.85%		5.00 (c)	8/01/2026	10,352
10,000	Fifth Third Bank	3.85	3/15/2026	10,338
5,000	First Financial Bancorp	5.13	8/25/2025	5,122
1,000	First Maryland Capital Trust I, 3 mo. USD LIBOR
	+ 1%	2.36 (c)	1/15/2027	959
5,000	First Midwest Bancorp, Inc.	5.88	9/29/2026	5,308
10,000	First Niagara Financial Group, Inc.	7.25	12/15/2021	11,672
5,000	FirstMerit Bank, N.A.	4.27	11/25/2026	5,217
10,000	Fulton Financial Corp.	4.50	11/15/2024	10,396
5,000	Hilltop Holdings, Inc.	5.00	4/15/2025	5,144
3,000	Home Bancshares, Inc., 3 mo. USD LIBOR +
	3.575%	5.63 (c)	4/15/2027	3,165
10,000	Huntington Bancshares, Inc.	3.15	3/14/2021	10,251
10,000	Huntington Bancshares, Inc.	4.35	2/04/2023	10,507
10,000	Key Bank, N.A.	3.40	5/20/2026	9,978
750	KeyCorp Capital II	6.88	3/17/2029	890
5,000	LegacyTexas Financial Group, 3 mo. USD
	LIBOR + 3.89%	5.50 (c)	12/01/2025	5,075
16,000	Manufacturers & Traders Trust Co., 3 mo. USD
	LIBOR + 0.64%	1.96 (c)	12/01/2021	15,921
1,000	Manufacturers & Traders Trust Co.	3.40	8/17/2027	1,008
5,000	MUFG Americas Holdings Corp.	3.50	6/18/2022	5,172
10,000	People's United Bank	4.00	7/15/2024	10,263
10,000	People's United Financial, Inc.	3.65	12/06/2022	10,290
5,818	Santander Holdings USA, Inc. (d)	4.40	7/13/2027	5,986
5,000	Sterling National Bank, 3 mo. USD LIBOR +
	3.937%	5.25 (c)	4/01/2026	5,081
5,000	SunTrust Capital I, 3 mo. USD LIBOR + 0.67%	1.99 (c)	5/15/2027	4,688
5,000	TCF National Bank	4.60	2/27/2025	4,999
4,063	TowneBank/Portsmouth Virginia, 3 mo. USD
	LIBOR + 2.55%	4.50 (c)	7/30/2027	4,213
5,000	Webster Financial Corp.	4.38	2/15/2024	5,108
1,000	Wilmington Trust Corp.	8.50	4/02/2018	1,027
3,500	Wintrust Financial Corp.	5.00	6/13/2024	3,657
				255,460
	Reinsurance (0.1%)
5,000	Alleghany Corp.	5.63	9/15/2020	5,416
	REITs - Mortgage (0.1%)
2,000	Starwood Property Trust, Inc.	5.00 (b)	12/15/2021	2,100
	Thrifts & Mortgage Finance (0.4%)
5,000	Astoria Financial Corp.	3.50	6/08/2020	5,049
10,000	EverBank Financial Corp.	5.75	7/02/2025	11,132
				16,181
	Total Financials			747,961
	Health Care (2.6%)
	Biotechnology (0.1%)
5,000	Baxalta, Inc.	4.00	6/23/2025	5,247
	Health Care Equipment (0.5%)
10,000	Becton Dickinson & Co.	3.70	6/06/2027	10,093
9,000	CR Bard, Inc.	3.00	5/15/2026	8,899
2,000	Teleflex, Inc.	4.88	6/01/2026	2,110
				21,102

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Health Care Facilities (0.6%)
$10,000	HCA, Inc.	4.50%	2/15/2027	$10,113
2,000	HealthSouth Corp.	5.75	11/01/2024	2,051
5,000	Premier Health Partners	2.91	11/15/2026	4,796
4,000	SSM Health Care	3.82	6/01/2027	4,171
1,445	Vanderbilt University Medical Center	4.17	7/01/2037	1,470
				22,601
	Health Care Services (0.3%)
10,000	Express Scripts Holding Co.	3.00	7/15/2023	9,966
	Managed Health Care (0.1%)
5,000	UnitedHealth Group, Inc.	3.10	3/15/2026	5,050
	Pharmaceuticals (1.0%)
10,000	Actavis Funding SCS	3.80	3/15/2025	10,263
998	Endo Luxembourg Finance, LIBOR + 4.25% (a)	5.50	4/29/2024	1,012
5,000	Mallinckrodt International Finance S.A. (e)	4.75	4/15/2023	4,238
5,000	Mylan N.V.	3.75 (b)	12/15/2020	5,186
5,000	Mylan N.V.	3.95	6/15/2026	5,003
15,000	Zoetis, Inc.	3.25	2/01/2023	15,447
				41,149
	Total Health Care			105,115
	Industrials (5.3%)
	Aerospace & Defense (0.9%)
10,000	Arconic, Inc.	5.40	4/15/2021	10,772
15,000	Lockheed Martin Corp.	3.60	3/01/2035	14,963
5,000	Spirit AeroSystems, Inc.	3.85	6/15/2026	5,083
5,000	United Technologies Corp.	3.10	6/01/2022	5,135
				35,953
	Air Freight & Logistics (0.3%)
10,000	FedEx Corp.	3.90	2/01/2035	10,169
	Airlines (1.3%)
482	America West Airlines, Inc. Pass-Through Trust
	(INS)	7.93	7/02/2020	499
8,010	American Airlines, Inc. Pass-Through Trust	4.00	1/15/2027	8,340
2,000	American Airlines, Inc. Pass-Through Trust	3.60	4/15/2031	2,053
399	Continental Airlines, Inc. Pass-Through Trust	6.55	8/02/2020	414
381	Continental Airlines, Inc. Pass-Through Trust
	(INS)	6.24	9/15/2021	396
8,564	Continental Airlines, Inc. Pass-Through Trust	4.15	10/11/2025	9,045
8,038	Hawaiian Airlines, Inc. Pass-Through Trust	3.90	7/15/2027	8,355
5,678	United Airlines, Inc. Pass-Through Trust	4.63	3/03/2024	5,894
4,262	United Airlines, Inc. Pass-Through Trust	4.30	2/15/2027	4,543
549	US Airways Group, Inc. Pass-Through Trust
	(INS)	7.08	9/20/2022	589
2,902	US Airways Group, Inc. Pass-Through Trust	6.25	10/22/2024	3,254
1,874	US Airways Group, Inc. Pass-Through Trust(g)	7.13	4/22/2025	2,171
8,055	US Airways Group, Inc. Pass-Through Trust	3.95	5/15/2027	8,398
				53,951
	Construction Machinery & Heavy Trucks (0.4%)
4,863	Terex Corp., LIBOR + 2.25% (a)	3.58	1/31/2024	4,890
10,000	Wabtec Corp.	3.45 (b)	11/15/2026	9,840
				14,730
	Industrial Conglomerates (0.2%)
5,921	General Electric Co., 3 mo. USD LIBOR +
	3.33%	5.00 (c)	-(f)	6,187

7 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Industrial Machinery (0.5%)
$5,000	CNH Industrial Capital, LLC	3.88%	7/16/2018	$5,080
10,000	CNH Industrial Capital, LLC (e)	3.38	7/15/2019	10,187
6,000	Stanley Black & Decker, Inc., 3 mo. USD LIBOR
	+ 4.304%(e)	5.75 (c)	12/15/2053	6,207
				21,474
	Railroads (0.3%)
1,700	Union Pacific Corp.	3.25	1/15/2025	1,754
10,000	Union Pacific Corp.	2.75	3/01/2026	9,932
				11,686
	Trading Companies & Distributors (0.6%)
10,000	Air Lease Corp.	3.00	9/15/2023	10,086
7,000	ILFC E-Capital Trust I, Highest of 3 mo. USD
	LIBOR/10 Year CMT/30 Year CMT +
	1.55% (d)	4.36 (c)	12/21/2065	6,772
2,000	ILFC E-Capital Trust II, Highest of 3 mo. USD
	LIBOR/10 Year CMT/30 Year CMT +
	1.80% (d)	4.61 (c)	12/21/2065	1,950
6,000	International Lease Finance Corp. (d)	7.13	9/01/2018	6,252
				25,060
	Trucking (0.8%)
1,000	Avis Budget Car Finance, Inc. (d)	5.13	6/01/2022	1,009
5,000	ERAC USA Finance, LLC (d)	3.30	10/15/2022	5,108
20,000	Penske Truck Leasing Co., LP (d)	4.25	1/17/2023	21,327
5,000	Ryder System, Inc.	3.45	11/15/2021	5,176
				32,620
	Total Industrials			211,830
	Information Technology (1.6%)
	Application Software (0.1%)
3,474	Solera, LLC, LIBOR + 3.25% (a)	4.49	3/03/2023	3,504
	Communications Equipment (0.2%)
10,000	Cisco Systems, Inc.	2.60	2/28/2023	10,099
	Electronic Equipment & Instruments (0.1%)
2,604	Keysight Technologies, Inc.	4.60	4/06/2027	2,787
	Electronic Manufacturing Services (0.1%)
5,000	Molex Electronic Technologies, LLC (d)	3.90	4/15/2025	5,126
	Home Entertainment Software (0.2%)
7,500	Activision Blizzard	3.40 (b)	9/15/2026	7,622
	Semiconductors (0.5%)
5,000	Broadcom Ltd. / Broadcom Cayman, LP (d)	3.63	1/15/2024	5,171
1,000	Micron Technology, Inc.	7.50	9/15/2023	1,110
10,000	Qualcomm, Inc.	3.45	5/20/2025	10,300
3,000	Qualcomm, Inc.	3.25	5/20/2027	3,003
				19,584
	Systems Software (0.1%)
5,000	VMware, Inc.	3.90	8/21/2027	5,019
	Technology Hardware, Storage, & Peripherals (0.3%)
7,500	Dell International, LLC / EMC Corp. (d)	4.42	6/15/2021	7,893
2,500	Dell International, LLC / EMC Corp. (d)	5.88	6/15/2021	2,624
				10,517
	Total Information Technology			64,258

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Materials (2.9%)

Aluminum (0.0%)

$1,000	Alcoa Nederland Holding Co. (d)	6.75%	9/30/2024	$1,117
	Commodity Chemicals (0.5%)
5,000	Chevron Phillips Chemical Co. (d)	3.40	12/01/2026	5,146
3,850	LYB International Finance II B.V.	3.50	3/02/2027	3,855
10,000	Westlake Chemical Corp.	3.60	8/15/2026	10,108
				19,109
	Construction Materials (0.2%)
3,000	CRH America, Inc.	5.75	1/15/2021	3,277
5,000	Martin Marietta Materials, Inc.	4.25	7/02/2024	5,298
				8,575
	Diversified Chemicals (0.2%)
7,500	CF Industries, Inc. (d)	4.50	12/01/2026	7,910
1,000	E.I. du Pont de Nemours & Co.	6.00	7/15/2018	1,030
				8,940
	Diversified Metals & Mining (0.1%)
6,000	Freeport-McMoRan, Inc.	3.55	3/01/2022	5,955
	Metal & Glass Containers (0.1%)
1,000	Ball Corp.	5.00	3/15/2022	1,084
2,500	Ball Corp.	5.25	7/01/2025	2,756
				3,840
	Paper Packaging (0.8%)
3,000	International Paper Co.	7.50	8/15/2021	3,534
5,000	International Paper Co.	4.75	2/15/2022	5,440
5,000	International Paper Co.	3.80	1/15/2026	5,221
7,500	International Paper Co.	3.00	2/15/2027	7,291
4,750	Klockner-Pentaplast of America, Inc., LIBOR +
	4.25% (a)	5.58	6/30/2022	4,796
5,153	Sealed Air Corp. (d)	6.88	7/15/2033	6,016
				32,298
	Paper Products (0.1%)
3,000	Georgia-Pacific, LLC	7.25	6/01/2028	3,974
	Specialty Chemicals (0.2%)
3,500	H.B. Fuller Co.	4.00	2/15/2027	3,325
2,900	Sherwin-Williams Co.	3.45	6/01/2027	2,952
				6,277
	Steel (0.7%)
2,000	Allegheny Technologies, Inc.	9.38	6/01/2019	2,195
10,000	Allegheny Technologies, Inc.	5.95	1/15/2021	10,338
3,000	Allegheny Technologies, Inc.	7.88	8/15/2023	3,293
2,000	Carpenter Technology Corp.(g)	5.20	7/15/2021	2,084
10,000	Worthington Industries, Inc.	4.55	4/15/2026	10,467
				28,377
	Total Materials			118,462
	Real Estate (5.1%)
	REITs - Diversified (0.3%)
7,500	Spirit Realty, LP	4.45	9/15/2026	7,445
5,000	Washington REIT	3.95	10/15/2022	5,174
				12,619

9 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	REITs - Health Care (1.0%)
$4,901	MPT Operating Partnership, LP / MPT Finance
	Corp.	5.25%	8/01/2026	$5,127
2,000	Nationwide Health Properties, Inc.	6.90	10/01/2037	2,497
10,000	Omega Healthcare Investors, Inc.	4.95	4/01/2024	10,572
7,500	Physicians Realty, LP	4.30	3/15/2027	7,680
4,000	Sabra Health Care, LP	5.13 (b)	8/15/2026	4,100
4,000	Sabra Health Care REIT, Inc.	5.50	2/01/2021	4,127
2,000	Senior Housing Properties Trust	6.75	12/15/2021	2,229
3,000	Welltower, Inc.	6.13	4/15/2020	3,275
2,000	Welltower, Inc.	4.95	1/15/2021	2,145
				41,752
	REITs - Hotel & Resort (0.1%)
5,000	Hospitality Property Trust	4.95	2/15/2027	5,305
	REITs - Office (0.9%)
7,000	Alexandria Real Estate Equities, Inc.	4.60	4/01/2022	7,475
2,000	Boston Properties, LP	5.88	10/15/2019	2,131
8,000	Boston Properties, LP	3.85	2/01/2023	8,409
7,500	Columbia Property Trust Operating Partnership,
	LP	3.65	8/15/2026	7,360
5,000	Hudson Pacific Properties	3.95	11/01/2027	5,015
4,444	SL Green Operating Partners	3.25	10/15/2022	4,463
				34,853
	REITs - Residential (0.6%)
5,550	AvalonBay Communities, Inc.	2.85	3/15/2023	5,594
9,000	ERP Operating, LP	2.85	11/01/2026	8,804
10,000	UDR, Inc.	4.63	1/10/2022	10,656
				25,054
	REITs - Retail (1.0%)
5,000	CBL & Associates, LP	5.25	12/01/2023	5,031
3,000	Federal Realty Investment Trust	3.00	8/01/2022	3,056
10,000	Federal Realty Investment Trust	2.75	6/01/2023	9,946
741	Federal Realty Investment Trust	3.25	7/15/2027	733
5,000	National Retail Properties, Inc.	4.00	11/15/2025	5,140
2,000	Realty Income Corp.	5.75	1/15/2021	2,186
2,100	Realty Income Corp.	3.25	10/15/2022	2,147
5,000	Realty Income Corp.	4.13	10/15/2026	5,209
6,000	Realty Income Corp.	3.00	1/15/2027	5,763
				39,211
	REITs - Specialized (1.2%)
5,000	American Tower Corp.	3.45	9/15/2021	5,151
5,000	American Tower Corp.	5.90	11/01/2021	5,605
21,204	CC Holdings GS V, LLC / Crown Castle GS III
	Corp.	3.85	4/15/2023	22,054
3,911	Communications Sales & Leasing, Inc., LIBOR +
	3.00% (a)	4.24	10/24/2022	3,762
6,000	EPR Properties	7.75	7/15/2020	6,735
5,000	EPR Properties	4.75	12/15/2026	5,220
				48,527
	Total Real Estate			207,321
	Telecommunication Services (1.9%)
	Alternative Carriers (0.4%)
5,000	CenturyLink, Inc. (a),(h),(i)	— (p)	5/31/2018	5,062
2,000	CenturyLink, Inc.	6.45	6/15/2021	2,120
5,000	CenturyLink, Inc.	5.80	3/15/2022	5,094

Portfolio of Investments | 10

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
$2,000	CenturyLink, Inc.	6.75%		12/01/2023	$2,088
					14,364
	Integrated Telecommunication Services (1.1%)
10,000	AT&T, Inc.	4.50		5/15/2035	9,776
2,000	AT&T, Inc.	5.25		3/01/2037	2,098
3,000	Frontier Communications Corp.	6.25		9/15/2021	2,468
5,000	Frontier Communications Corp.	11.00		9/15/2025	4,269
6,000	Qwest Corp.	6.75		12/01/2021	6,659
10,000	Verizon Communications, Inc.	2.95	(b)	3/15/2022	10,167
10,000	Verizon Communications, Inc.	4.50		8/10/2033	10,325
					45,762
	Wireless Telecommunication Services (0.4%)
4,661	Grain Spectrum Funding II (d)	3.29		10/10/2034	4,650
11,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co.
	II, LLC/Sprint Spectrum Co. (d)	3.36		3/20/2023	11,187
					15,837
	Total Telecommunication Services				75,963
	Utilities (6.4%)
	Electric Utilities (4.1%)
7,107	Bruce Mansfield Unit Pass-Through Trust	6.85		6/01/2034	3,083
15,000	Cleco Corporate Holdings, LLC	3.74		5/01/2026	15,127
10,000	Duke Energy Carolinas, LLC	2.50		3/15/2023	10,038
5,000	Duke Energy Indiana, LLC	3.75		5/15/2046	5,043
1,045	Duke Energy Progress, Inc.	6.13		9/15/2033	1,306
13,000	Duquesne Light Holdings, Inc. (d)	6.40		9/15/2020	14,386
3,500	Duquesne Light Holdings, Inc. (d)	5.90		12/01/2021	3,913
10,000	Entergy Texas, Inc.	2.55		6/01/2021	9,946
3,500	FirstEnergy Corp.	3.90		7/15/2027	3,579
122	FPL Energy National Wind, LLC (d)	5.61		3/10/2024	123
5,000	Georgia Power Co.	3.25		4/01/2026	5,014
2,000	Indiana Michigan Power Co.	7.00		3/15/2019	2,134
4,667	Ipalco Enterprises, Inc. (d)	3.70		9/01/2024	4,685
2,000	Metropolitan Edison Co.	7.70		1/15/2019	2,129
1,000	Nevada Power Co.	6.50		5/15/2018	1,026
14,000	NextEra Energy Capital Holdings, Inc., 3 mo.
	USD LIBOR + 2.0675%	3.40	(c)	10/01/2066	13,125
1,000	NextEra Energy Capital Holdings, Inc., 3 mo.
	USD LIBOR + 3.348%	4.66	(c)	9/01/2067	1,001
3,000	NV Energy, Inc.	6.25		11/15/2020	3,338
2,000	Oglethorpe Power Corp.	6.10		3/15/2019	2,105
5,000	Oncor Electric Delivery Co., LLC	3.75		4/01/2045	5,058
5,000	Pacific Gas & Electric Co.	2.95		3/01/2026	4,913
15,000	PPL Capital Funding, Inc., 3 mo. USD LIBOR +
	2.665%	4.00	(c)	3/30/2067	14,875
3,000	Public Service Co. of New Mexico	7.95		5/15/2018	3,098
6,900	Southern California Edison Co., 3 mo. USD
	LIBOR + 4.199%	6.25	(c)	-(f)	7,806
10,000	Southern Co.	3.25		7/01/2026	9,963
5,000	System Energy Resources, Inc.	4.10		4/01/2023	5,223
4,000	Texas - New Mexico Power Co. (d)	9.50		4/01/2019	4,392
10,000	Xcel Energy, Inc.	3.30		6/01/2025	10,176
					166,605
	Gas Utilities (0.6%)
1,000	Atmos Energy Corp.	8.50		3/15/2019	1,088
4,000	National Fuel Gas Co.	4.90		12/01/2021	4,241
10,000	National Fuel Gas Co.	3.75		3/01/2023	10,238
1,000	National Fuel Gas Co.	7.38		6/13/2025	1,189

11 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$6,120	Spire, Inc.	3.54%	2/27/2024	$6,185
				22,941
	Multi-Utilities (1.5%)
1,000	Ameren Illinois Co.	6.13	11/15/2017	1,002
2,000	Ameren Illinois Co.	9.75	11/15/2018	2,156
3,000	Black Hills Corp.	5.88	7/15/2020	3,255
5,000	Black Hills Corp.	3.95	1/15/2026	5,219
2,000	CMS Energy Corp.	6.25	2/01/2020	2,173
3,000	CMS Energy Corp.	5.05	3/15/2022	3,298
5,000	Consumers Energy Co.	2.85	5/15/2022	5,101
6,050	Dominion Resources, Inc., 3 mo. USD LIBOR +
	2.825%	4.16 (c)	6/30/2066	6,020
8,000	Dominion Resources, Inc., 3 mo. USD LIBOR +
	2.3%	3.63 (c)	9/30/2066	7,590
8,000	Puget Sound Energy, Inc., 3 mo. USD LIBOR +
	2.53%	6.97 (c)	6/01/2067	7,840
2,000	Sempra Energy	9.80	2/15/2019	2,197
14,500	WEC Energy Group, Inc., 3 mo. USD LIBOR +
	2.1125%	3.43 (c)	5/15/2067	14,031
				59,882
	Water Utilities (0.2%)
10,000	Aquarion Co., Inc. (d)	4.00	8/15/2024	10,431
	Total Utilities			259,859
	Total Corporate Obligations (cost: $2,313,044)			2,406,838
	EURODOLLAR AND YANKEE OBLIGATIONS (19.3%)
	Consumer Discretionary (0.2%)
	Automobile Manufacturers (0.1%)
5,000	Daimler Finance, N.A., LLC (d)	2.25	7/31/2019	5,013
	Publishing (0.1%)
4,622	Pearson Funding Four plc (d)	3.75	5/08/2022	4,660
	Total Consumer Discretionary			9,673
	Consumer Staples (1.8%)
	Agricultural Products (0.2%)
8,000	Viterra, Inc. (d)	5.95	8/01/2020	8,698
	Brewers (0.5%)
15,000	Anheuser-Busch InBev Finance, Inc.	3.65	2/01/2026	15,505
5,000	Anheuser-Busch InBev Worldwide, Inc.	3.75	1/15/2022	5,280
				20,785
	Distillers & Vintners (0.3%)
10,000	Becle S.A. de C.V. (d)	3.75	5/13/2025	10,054
	Food Retail (0.1%)
301	Ahold Lease USA, Inc. Pass-Through Trust	7.82	1/02/2020	311
3,334	Alimentation Couche-Tard, Inc. (d)	3.55	7/26/2027	3,352
				3,663
	Packaged Foods & Meat (0.1%)
5,000	Smithfield Foods, Inc. (d)	4.25	2/01/2027	5,196
	Tobacco (0.6%)
2,000	Bat Capital Corp. (d)	4.39	8/15/2037	2,061
10,000	BAT International Finance plc (d)	3.25	6/07/2022	10,211

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	Imperial Brands Finance plc (d)	4.25%	7/21/2025	$10,548
				22,820
	Total Consumer Staples			71,216

Energy (1.8%)

Integrated Oil & Gas (0.9%)

10,000	BP Capital Markets plc	3.72	11/28/2028	10,402
1,000	Husky Energy, Inc.	7.25	12/15/2019	1,100
10,000	Petrobras Global Finance B.V.	4.88	3/17/2020	10,349
5,000	Petroleos Mexicanos Co. (e)	4.50	1/23/2026	4,950
10,000	Petroleos Mexicanos Co. (d)	6.50	3/13/2027	10,933
				37,734
	Oil & Gas Drilling (0.1%)
5,000	Noble Holding International Ltd.	7.70	4/01/2025	4,375
499	QGOG Atlantic/Alaskan Rigs Ltd.(d), (g)	5.25	7/30/2019	494
				4,869
	Oil & Gas Exploration & Production (0.3%)
2,750	Aker BP ASA (d)	6.00	7/01/2022	2,898
4,500	Canadian Natural Resources Ltd.	3.85	6/01/2027	4,603
1,500	Repsol Oil & Gas Canada, Inc.	7.75	6/01/2019	1,615
2,000	Woodside Finance Ltd. (d)	4.60	5/10/2021	2,106
				11,222
	Oil & Gas Storage & Transportation (0.5%)
5,000	APT Pipelines Ltd. (d)	4.20	3/23/2025	5,187
1,275	Nakilat, Inc. (d)	6.07	12/31/2033	1,498
2,000	TransCanada PipeLines Ltd.	7.13	1/15/2019	2,118
11,860	TransCanada PipeLines Ltd., 3 mo. USD LIBOR
	+ 2.21%	3.53 (c)	5/15/2067	11,030
				19,833
	Total Energy			73,658
	Financials (5.9%)
	Diversified Banks (4.7%)
10,000	ABN AMRO Bank N.V. (d)	4.75	7/28/2025	10,618
10,000	ABN AMRO Bank N.V. (d)	4.80	4/18/2026	10,679
10,000	Australia & New Zealand Banking Group Ltd. (d)	4.40	5/19/2026	10,477
2,450	Barclays Bank plc, 6 mo. USD LIBOR + 0.25%	1.69 (c)	-(f)	2,175
6,200	Barclays Bank plc	4.84	5/09/2028	6,475
15,000	BNP Paribas S.A. (d)	4.38	5/12/2026	15,778
1,154	Boral Finance Proprietary Ltd. Co (d), (i)	3.75	5/01/2028	1,165
4,500	Cooperatieve Rabobank U.A.	1.70	3/19/2018	4,503
10,000	Cooperatieve Rabobank U.A.	3.88	2/08/2022	10,621
8,451	Cooperatieve Rabobank U.A.	3.95	11/09/2022	8,924
10,000	Credit Suisse Group Funding Ltd.	4.55 (b)	4/17/2026	10,755
10,000	HSBC Bank plc, 6 mo. USD LIBOR + 0.25%	1.75 (c)	-(f)	8,651
10,000	HSBC Holdings plc	3.90	5/25/2026	10,457
5,900	ING Groep N.V.	3.95	3/29/2027	6,189
5,000	Lloyds Banking Group plc, 3 mo. USD LIBOR +
	1.205% (i)	3.57 (c)	11/07/2028	5,000
10,000	Nordea Bank AB (d)	4.25	9/21/2022	10,577
4,000	Royal Bank of Scotland Group plc, 3 mo. USD
	LIBOR + 2.32%(e)	3.66 (c)	-(f)	3,900
10,000	Royal Bank of Scotland Group plc	6.13	12/15/2022	11,135
6,560	Santander Bank, N.A.	8.75	5/30/2018	6,815
15,000	Santander UK plc (d)	5.00	11/07/2023	16,241
7,500	Swedbank AB (d)	2.65	3/10/2021	7,581

13 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	Westpac Banking Corp., USD ICE Swap Rate
	NY 5 YR + 2.236%	4.32%(c)	11/23/2031	$10,382
				189,098
	Life & Health Insurance (0.2%)
7,000 Great-West Life & Annuity Insurance Capital,
	LP, 3 mo. USD LIBOR + 2.538%(d)	3.85(c)	5/16/2046	6,953
	Property & Casualty Insurance (0.8%)
20,056 QBE Capital Funding III Ltd., USD Swap Semi-
	Annual 30/360 10 YR + 4.05%(d)	7.25 (c)	5/24/2041	22,638
5,000 XLIT Ltd., 3 mo. USD LIBOR + 2.4575%		3.82 (c)	-(f)	4,519
5,000	XLIT Ltd.	4.45	3/31/2025	5,114
				32,271
	Thrifts & Mortgage Finance (0.2%)
10,000 Nationwide Building Society (d)		4.00	9/14/2026	10,133
	Total Financials			238,455
	Health Care (0.3%)
15,000 Teva Pharmaceutical Finance Netherlands III
	B.V.(e)	3.15	10/01/2026	13,293
	Industrials (3.8%)
	Aerospace & Defense (0.3%)
10,000	BAE Systems Holdings, Inc. (d)	3.85	12/15/2025	10,448
1,000	Dae Funding, LLC (d)	4.00	8/01/2020	1,017
				11,465
	Airlines (1.5%)
5,000	Air Canada Pass-Through Trust (d)	5.00	3/15/2020	5,125
3,656	Air Canada Pass-Through Trust (d)	5.38	11/15/2022	3,855
8,548	Air Canada Pass-Through Trust (d)	3.88	9/15/2024	8,633
8,331	Air Canada Pass-Through Trust (d)	4.13	11/15/2026	8,805
5,711	Air Canada Pass-Through Trust (d)	3.75	6/15/2029	5,889
12,764	British Airways Pass-Through Trust (d)	4.63	12/20/2025	13,712
3,118	Latam Airlines Pass-Through Trust	4.20	8/15/2029	3,176
1,638	Virgin Australia Trust (d)	6.00	4/23/2022	1,679
10,000	WestJet Airlines Ltd. (d)	3.50	6/16/2021	10,149
				61,023
	Airport Services (0.6%)
10,000	Heathrow Funding Ltd. (d)	4.88	7/15/2023	10,780
10,000	Sydney Airport Finance Co. Proprietary Ltd. (d)	3.90	3/22/2023	10,418
2,000	Sydney Airport Finance Co. Proprietary Ltd.	3.63	4/28/2026	2,028
				23,226
	Diversified Support Services (0.1%)
5,500	Brambles USA, Inc. (d)	4.13	10/23/2025	5,689
	Industrial Conglomerates (0.9%)
7,500	CK Hutchison International 16 Ltd. (d)	2.75	10/03/2026	7,205
5,000	CK Hutchison International 17 Ltd. (d)	3.50	4/05/2027	5,055
2,000	Hutchison Whampoa International 11 Ltd. (d)	4.63	1/13/2022	2,130
20,000	Siemens Financieringsmaatschappij N.V. (d)	3.25	5/27/2025	20,484
1,000	Siemens Financieringsmaatschappij N.V. (d)	6.13	8/17/2026	1,234
	Railroads (0.3%)			36,108

4,261	Asciano Finance Ltd. (d)	4.63	9/23/2020	4,447
8,000	Canadian National Railway Co.	2.75	3/01/2026	7,966
				12,413

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Trading Companies & Distributors (0.1%)
$3,000	Aercap Ireland Cap Ltd.	4.63%	7/01/2022	$3,224
	Total Industrials			153,148
	Information Technology (0.1%)
	Electronic Manufacturing Services (0.1%)
5,000	Tyco Electronics Group S.A.	3.50	2/03/2022	5,194
1,200	Tyco Electronics Group S.A.	3.13	8/15/2027	1,194
				6,388
	Total Information Technology			6,388
	Materials (3.7%)
	Commodity Chemicals (0.3%)
10,000	Braskem Finance Ltd.	6.45	2/03/2024	11,456
	Construction Materials (0.0%)
1,000	Votorantim Cimentos S.A.	7.25	4/05/2041	1,075
	Diversified Chemicals (0.1%)
3,000	Incitec Pivot Finance, LLC (d)	6.00	12/10/2019	3,213
	Diversified Metals & Mining (1.0%)
3,333	Anglo American Capital Co. (d)	4.00	9/11/2027	3,342
5,000	Anglo American Capital plc (d)	4.13	4/15/2021	5,232
2,500	Anglo American Capital plc (d)	3.75	4/10/2022	2,579
15,000	Glencore Funding, LLC (d)	4.00	3/27/2027	15,129
3,000	Southern Copper Corp.	3.88	4/23/2025	3,123
3,000	Teck Resources Ltd.	4.75	1/15/2022	3,180
5,000	Teck Resources Ltd.	3.75	2/01/2023	5,066
				37,651
	Fertilizers & Agricultural Chemicals (0.4%)
10,000	Potash Corp. of Saskatchewan, Inc.	3.00	4/01/2025	9,829
7,230	Yara International ASA (d)	3.80	6/06/2026	7,202
				17,031
	Gold (0.7%)
15,000	Goldcorp, Inc.	3.70	3/15/2023	15,597
10,000	Kinross Gold Corp.	5.95	3/15/2024	11,150
2,000	Kinross Gold Corp. (d)	4.50	7/15/2027	2,030
				28,777
	Metal & Glass Containers (0.2%)
1,000	Ardagh Packaging Finance plc / Ardagh
	Holdings USA, Inc. (d)	4.25	9/15/2022	1,032
7,500	CCL Industries, Inc. (d)	3.25	10/01/2026	7,190
				8,222
	Paper Products (0.1%)
5,000	Amcor Finance USA, Inc. (d)	3.63	4/28/2026	4,971
	Precious Metals & Minerals (0.3%)
12,000	Fresnillo plc (d)	5.50	11/13/2023	13,245
	Steel (0.6%)
3,000	ArcelorMittal	6.13	6/01/2018	3,073
2,000	ArcelorMittal	6.00	3/01/2021	2,200
4,000	ArcelorMittal	6.75	2/25/2022	4,620
2,000	Vale Overseas Ltd.	4.63	9/15/2020	2,122
5,000	Vale Overseas Ltd.	4.38	1/11/2022	5,226

15 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000) (o)	Security	Rate	Maturity	(000)
$5,000	Vale Overseas Ltd.	6.25%	8/10/2026	$5,774
				23,015
	Total Materials			148,656

Real Estate (0.3%)

REITs - Retail (0.3%)

10,750 WEA Finance, LLC / Westfield UK & Europe
Finance plc (d)	3.75	9/17/2024	10,964

Utilities (1.4%)

Electric Utilities (1.1%)

5,000	Comision Federal de Electricidad (d)	4.75	2/23/2027	5,256
6,000	EDP Finance B.V. (d)	4.13	1/15/2020	6,228
10,000	Electricite De France S.A., USD Swap Semi-
	Annual 30/360 10 YR + 3.709%(d)	5.25 (c)	-(f)	10,450
5,000	Emera US Finance, LP	3.55 (b)	6/15/2026	5,057
5,000	Enel Finance International N.V. (d)	3.63	5/25/2027	5,007
10,000	Fortis, Inc.	3.06 (b)	10/04/2026	9,728
3,500	Transelec S.A. (d)	3.88	1/12/2029	3,491
				45,217
	Independent Power Producers & Energy Traders (0.3%)
10,200	TransAlta Corp.	6.90	5/15/2018	10,467
	Total Utilities			55,684
	Total Eurodollar and Yankee Obligations (cost: $750,152)			781,135

FOREIGN GOVERNMENT OBLIGATIONS (0.5%)

	5,000Italy Government International Bond		5.38	6/15/2033	5,845
CAD	15,000Province of Alberta		2.55	12/15/2022	11,867
					17,712
		Total Foreign Government Obligations (cost: $20,640)			17,712
		ASSET-BACKED SECURITIES (0.9%)
		Financials (0.5%)
		Asset-Backed Financing (0.5%)
	2,855	Avis Budget Rental Car Funding AESOP, LLC
		(d)	3.75	7/20/2020	2,866
	1,000	Hertz Vehicle Financing LLC (d)	2.65	7/25/2022	988
	4,333	Hertz Vehicle Financing LLC (d)	3.29	10/25/2023	4,348
	1,333	Hertz Vehicle Financing, LLC (d)	6.44	2/25/2019	1,344
	2,316	Hertz Vehicle Financing, LLC	3.95	9/25/2019	2,310
	2,305	SLM Student Loan Trust, 3 mo. USD LIBOR +
		0.22%	1.59 (c)	1/25/2041	2,090
	892	SLM Student Loan Trust, 3 mo. USD LIBOR +
		0.55%	1.92 (c)	10/25/2065	853
	944	Trinity Rail Leasing, LP (INS)(d)	5.27	8/14/2027	960
	2,562	Trinity Rail Leasing, LP (d)	5.90	5/14/2036	2,536
	3,333	Trip Rail Master Funding, LLC (d)	3.74	8/15/2047	3,327
					21,622
		Total Financials			21,622
		Utilities (0.4%)
		Electric Utilities (0.4%)
	15,000	Hawaii Dept. of Business Economic Dev. &
		Tourism	3.24	1/01/2031	15,143

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Total Asset-Backed Securities (cost: $36,493)			$36,765
	COLLATERALIZED LOAN OBLIGATIONS (0.8%)
	Financials (0.8%)
$3,500	CIFC Funding Ltd. (d)	3.01%	4/23/2029	3,510
4,000	Dryden Senior Loan Fund, 3 mo. USD LIBOR +
	2%(d)	3.36 (c)	7/20/2029	4,097
10,000	Oaktree EIF Ltd. (d)	3.31	10/20/2027	10,048
5,000	Race Point Ltd., 3 mo. USD LIBOR + 1.6%(d)	2.97 (c)	7/25/2028	5,015
5,000	Race Point Ltd., 3 mo. USD LIBOR + 2.35%(d)	3.72 (c)	7/25/2028	5,035
3,000	Voya Ltd (d)	2.95	4/17/2030	3,013
	Total Financials			30,718
	Total Collateralized Loan Obligations (cost: $30,500)			30,718
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
	Financials (0.1%)
2,372	Structured Asset Mortgage Investments, Inc., 1
	mo. USD LIBOR + 0.5% (cost: $2,307)	1.74(c)	7/19/2035	2,202
	COMMERCIAL MORTGAGE SECURITIES (2.9%)
	Financials (2.9%)
	Commercial Mortgage-Backed Securities (2.4%)
5,980	Banc of America Commercial Mortgage, Inc.	6.34 (s)	2/10/2051	6,009
1,501	Bear Stearns Commercial Mortgage Securities,
	Inc.	5.21 (s)	2/11/2041	1,499
7,000	CFCRE Commercial Mortgage Trust (d)	5.75 (s)	12/15/2047	7,694
5,000	Citigroup Commercial Mortgage Trust	6.23 (s)	12/10/2049	5,019
854	Commercial Mortgage Trust	5.38	12/10/2046	861
3,000	Commercial Mortgage Trust	4.29	7/10/2050	3,196
1,950	DB-UBS Mortgage Trust (d)	5.34 (s)	8/10/2044	2,105
3,000	FREMF Mortgage Trust (d)	3.49	11/25/2023	2,977
445	GE Capital Commercial Mortgage Corp.	5.71 (s)	11/10/2045	455
1,120	GMAC Commercial Mortgage Securities, Inc.	4.81	5/10/2043	929
2,073	Greenwich Capital Commercial Funding Corp.	5.77 (s)	7/10/2038	2,090
3,000	GS Mortgage Securities Trust (d)	4.95	1/10/2045	3,242
786	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	4.99 (s)	9/12/2037	785
4,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (d)	5.66 (s)	11/15/2043	4,246
23	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.94 (s)	4/17/2045	23
2,500	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.94 (s)	4/17/2045	2,059
8,715	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	3.51	5/15/2045	9,099
6,100	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (d)	5.41 (s)	8/15/2046	6,678
4,112	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	4,140
2,000	Merrill Lynch Mortgage Trust	6.44 (s)	2/12/2051	2,001
2,000	Merrill Lynch Mortgage Trust (d)	6.44 (s)	2/12/2051	2,001
535	Morgan Stanley Capital I, Inc.	4.77	7/15/2056	534
5,000	Morgan Stanley-BAML Trust	3.74	8/15/2047	5,288
9,815	UBS Commercial Mortgage Trust	3.40	5/10/2045	10,187
4,756	UBS-Citigroup Commercial Mortgage Trust (d)	5.15	1/10/2045	5,142
3,000	Wells Fargo Commercial Mortgage Trust (d)	5.28 (s)	11/15/2043	3,195

17 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$6,000	WF-RBS Commercial Mortgage Trust (d)	5.17% (s)	2/15/2044	$6,370
				97,824
	Interest-Only Commercial Mortgage-Backed Securities (0.5%)
149,750	Fannie Mae (+)	0.68 (s)	4/25/2022	2,983
40,182	Freddie Mac (+)	1.35 (s)	12/25/2021	1,844
22,043	Freddie Mac (+)	1.68 (s)	3/25/2022	1,324
69,936	Freddie Mac (+)	1.28 (s)	8/25/2022	3,539
68,916	Freddie Mac (+)	1.00 (s)	10/25/2022	2,446
24,935	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (h)	1.81 (s)	10/15/2045	1,748
24,136	Morgan Stanley-BAML Trust (d),(h)	1.68 (s)	11/15/2045	1,546
26,666	UBS Commercial Mortgage Trust (d),(h)	2.08 (s)	5/10/2045	2,003
66,806	WF-RBS Commercial Mortgage Trust (d),(h)	1.58 (s)	12/15/2045	4,271
				21,704
	Total Financials			119,528
	Total Commercial Mortgage Securities (cost: $113,371)			119,528

U.S. GOVERNMENT AGENCY ISSUES (3.5%)(j)

Mortgage-Backed Pass-Through Securities (3.5%)

8,426	Fannie Mae (+)	2.50	7/01/2027	8,523
3,500	Fannie Mae (+)	2.78	2/25/2027	3,504
2,500	Fannie Mae (+)	2.96	2/25/2027	2,527
20,000	Freddie Mac (+)	2.65	8/25/2026	19,868
10,000	Freddie Mac (+)	2.81	1/25/2025	10,166
12,000	Freddie Mac (+)	2.85	3/25/2026	12,035
13,140	Freddie Mac (+)	3.00	12/25/2025	13,459
10,400	Freddie Mac (+)	3.06	12/25/2024	10,755
11,885	Freddie Mac (+)	3.33 (s)	8/25/2025	12,470
5,000	Freddie Mac (+)	3.41	12/25/2026	5,244
5,000	Freddie Mac (+)	3.43	1/25/2027	5,254
143	Freddie Mac (+)	5.00	9/01/2020	146
89	Freddie Mac (+)	5.50	4/01/2036	98
15,000	Freddie Mac(+)	2.67	3/25/2026	14,973
20,000	Freddie Mac(+)	3.31	9/25/2025	20,926
				139,948
	Total U.S. Government Agency Issues (cost: $142,788)			139,948

U.S. TREASURY SECURITIES (5.0%)(r)

Bonds (2.1%)

20,000	2.75%, 8/15/2042	19,720
5,000	2.75%, 11/15/2042	4,924
50,000	2.50%, 2/15/2045	46,524
5,050	2.25%, 8/15/2046	4,428
10,000	2.88%, 11/15/2046	10,002
		85,598
	Notes (2.9%)
67,000	1.63%, 2/15/2026	63,502
54,900	2.38%, 5/15/2027	54,934
		118,436
	Total U.S. Treasury Securities (cost: $209,737)	204,034

Portfolio of Investments | 18

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL BONDS (4.3%)

Airport/Port (0.2%)

$4,975	Chicago Midway Airport	5.00%	1/01/2024	$5,786
2,470	Chicago Midway Airport	5.00	1/01/2025	2,850
				8,636
	Appropriated Debt (0.4%)
3,000	Baltimore Board of School Commissioners	5.69	12/15/2025	3,462
245	Escondido Joint Powers Financing Auth. (INS)	5.53	9/01/2018	248
3,000	Kannapolis	7.28	3/01/2027	3,291
5,000	Miami-Dade County School Board (INS)	5.38	5/01/2031	5,569
4,000	Palm Beach County School Board	5.40	8/01/2025	4,628
				17,198
	Casinos & Gaming (0.0%)
1,318	Mashantucket (Western) Pequot Tribe (k)	7.35 (q)	7/01/2026	244
	Diversified Real Estate Activities (0.0%)
230	American Eagle Northwest, LLC (d)	4.97	12/15/2018	230
	Education (1.0%)
3,430	Austin CCD	6.76	8/01/2030	4,323
250	California State Univ. (INS)	5.27	11/01/2017	250
1,000	Colorado State Board of Governors Univ.
	Enterprise System	4.90	3/01/2021	1,077
3,000	Los Alamitos Unified School District No. 1	6.19	2/01/2026	3,652
3,000	Miami Univ.	6.67	9/01/2028	3,676
10,000	New Jersey EDA	4.45	6/15/2020	10,302
10,000	New Jersey EDA	5.25	9/01/2026	10,721
2,500	New Jersey EDA	5.71	6/15/2030	2,633
3,000	Rensselaer Polytechnic Institute	5.60	9/01/2020	3,226
1,500	State of Illinois	5.45	8/01/2038	1,625
				41,485
	Escrowed Bonds (0.1%)
2,500	Tohopekaliga Water Auth. (PRE)	5.25	10/01/2036	2,877
	General Obligation (0.9%)
1,250	Las Virgenes Unified School District	5.54	8/01/2025	1,417
3,000	Long Beach Unified School District	5.91	8/01/2025	3,506
5,000	New York City	6.27	12/01/2037	6,711
110	Oyster Bay	3.55	2/01/2019	110
1,825	Oyster Bay	3.80	2/01/2020	1,825
1,500	Oyster Bay	3.95	2/01/2021	1,492
1,000	State of Illinois	5.00	1/01/2019	1,037
5,000	State of Illinois	5.67	3/01/2018	5,056
5,000	State of Illinois	5.00	8/01/2019	5,272
5,000	State of Washington	5.25	2/01/2036	5,597
1,520	Will County, Illinois	4.08	11/15/2017	1,521
1,405	Will County, Illinois	4.28	11/15/2018	1,440
				34,984
	Hospital (0.7%)
5,000	Baylor Scott & White Holdings	2.65	11/15/2026	4,790
5,000	Bon Secours Charity Health System, Inc.	5.25	11/01/2025	5,276
3,000	Eastern Maine Healthcare Systems	5.02	7/01/2036	2,938

19 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$15,685	Eastern Maine Healthcare Systems	3.71%	7/01/2026	$14,958
1,000	Pennsylvania	3.20	11/15/2027	1,000
				28,962
	Miscellaneous (0.0%)
455	Keenan Dev. Association of Tennessee, LLC
	(INS)(d)	5.02	7/15/2028	484
	Multifamily Housing (0.1%)
1,365	Oklahoma Development Finance Auth.	5.88	8/01/2037	1,473
	Sales Tax (0.1%)
3,300	Miami-Dade County Transit System	4.59	7/01/2021	3,493
	Single Family Housing (0.1%)
5,000	New York State Mortgage Agency	4.20	10/01/2027	5,184
	Special Assessment/Tax/Fee (0.6%)
2,000	Florida State Department of Environmental
	Protection	5.76	7/01/2020	2,125
4,500	Harris County	4.45	11/15/2031	4,456
1,745	Metropolitan Nashville Airport Auth. (INS)	5.14	7/01/2018	1,781
3,000	New Jersey Transportation Trust Fund Auth.	5.75	12/15/2028	3,455
2,500	New York City Transitional Finance Auth.	5.00	2/01/2035	2,771
3,000	New York MTA	5.20	11/15/2018	3,098
5,000	New York MTA	6.73	11/15/2030	6,511
				24,197
	Water Utilities (0.1%)
3,000	Connecticut Dev. Auth.	5.50	4/01/2021	3,324
	Total Municipal Bonds (cost: $160,409)			172,771
	Total Bonds (cost: $3,779,440)			3,911,651

Number

of Shares

EQUITY SECURITIES (1.5%)

PREFERRED STOCKS (1.5%)

Consumer Staples (0.7%)

Agricultural Products (0.7%)

400,000	CHS, Inc., 7.10%, cumulative redeemable, perpetual, 3 mo. USD LIBOR + 4.298% (c)	11,293
150,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(d)	15,970
		27,263
	Total Consumer Staples	27,263

Financials (0.5%)

Diversified Banks (0.2%)

87,500	Citigroup Capital XIII, 7.75%, 3 mo. USD LIBOR + 6.37% (c)	2,390
50,000	HSBC Holdings plc, 6.20%, perpetual	1,306

Portfolio of Investments | 20

Principal
Amount			Market
$(000)/			Value
Shares	Security		(000)
5,000	US Bancorp, 3.50%, perpetual, Higher of 3 mo. USD LIBOR + 1.02% or 3.5% (c)		$4,456
			8,152
369,987	Life & Health Insurance (0.2%)
	Delphi Financial Group, Inc., 4.51%, cumulative redeemable, 3 mo. USD LIBOR +
	3.19% (c),(g)		7,885
	Property & Casualty Insurance (0.1%)
$3,000	Catlin Insurance Co. Ltd., 4.33%, perpetual, 3 mo. USD LIBOR + 2.975% (c),(d)		2,850
	Regional Banks (0.0%)
2,000	CoBank ACB, 2.53%, perpetual (d)		1,224
	Reinsurance (0.0%)
2,000	American Overseas Group Ltd., 4.93%, non-cumulative, 3 mo. USD LIBOR +		500
	3.557%*(c),(h),(l),(t)
	Total Financials		20,611
	Real Estate (0.1%)
100,000	REITs - Residential (0.1%)
	Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
	redeemable, perpetual		6,344
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.1%)
200,000	Qwest Corp., 6.50%		5,072
	Wireless Telecommunication Services (0.1%)
2,000	Centaur Funding Corp., 9.08%(d)		2,319
	Total Telecommunication Services		7,391
	Total Preferred Stocks (cost: $60,107)		61,609
	Total Equity Securities (cost: $60,107)		61,609
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (0.9%)

COMMERCIAL PAPER (0.8%)

Consumer Staples (0.2%)

Brewers (0.2%)

$ 10,101 Molson Coors Brewing Co. (d),(m)1.53% 11/06/201710,099

Energy (0.5%)

Oil & Gas Drilling (0.1%)

3,000	Nabors Industries, Inc. (d),(m)	2.05	11/01/2017	3,000
	Oil & Gas Exploration & Production (0.1%)
3,944	Canadian Natural Resources (d),(m)	1.92	11/21/2017	3,941
	Oil & Gas Storage & Transportation (0.3%)
5,000	Energy Transfer Partners (d),(m)	1.75	11/02/2017	5,000

21 | USAA Intermediate-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$8,000	Energy Transfer Partners, LP (d),(m)	1.90%	11/07/2017	$7,997
				12,997
	Total Energy			19,938

Utilities (0.1%)

Multi-Utilities (0.1%)

2,614 DTE Energy Co. (d),(m)	2.70	11/10/2017	2,613
Total Commercial Paper (cost: $32,650)			32,650

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.94%(n)
5,100,088 (cost: $5,100)	5,100
Total Money Market Instruments (cost: $37,750)	37,750

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.8%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.8%)

44,453	Federated Government Obligations Fund Institutional Class, 0.91%(n)	44
565,524	Goldman Sachs Financial Square Government Fund Institutional Class, 0.93%(n)	566
31,432,717	Invesco Government & Agency Portfolio Institutional Class, 0.95%(n)	31,433
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
163,891	0.92%(n)	164
983,080	Western Asset Institutional Government Reserves Institutional Class, 0.95%(n)	983
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $33,190)	33,190
	Total Investments (cost: $3,910,487)	$4,044,200

Portfolio of Investments | 22

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2		LEVEL 3	Total
Bonds:
Corporate Obligations	$	— $	2,406,838	$	— $	2,406,838
Eurodollar and Yankee Obligations		—	781,135		—	781,135
Foreign Government Obligations		—	17,712		—	17,712
Asset-Backed Securities		—	36,765		—	36,765
Collateralized Loan Obligations		—	30,718		—	30,718
Collateralized Mortgage Obligations		—	2,202		—	2,202
Commercial Mortgage Securities		—	119,528		—	119,528
U.S. Government Agency Issues		—	139,948		—	139,948
U.S. Treasury Securities		204,034	—		—	204,034
Municipal Bonds		—	172,771		—	172,771
Equity Securities:
Preferred Stocks		1,306	59,803		500	61,609
Money Market Instruments:
Commercial Paper		—	32,650		—	32,650
Government & U.S. Treasury Money Market
Funds		5,100	—		—	5,100
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds		33,190	—		—	33,190
Total		$243,630	$3,800,070		$500	$4,044,200

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Preferred Stocks
Balance as of July 31, 2017	$500
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	-

Balance as of October 31, 2017	$500

For the period of August 1, 2017, through October 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

23 | USAA Intermediate-Term Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Intermediate-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: Intermediate-Term Bond Fund Shares (Fund Shares), Intermediate-Term Bond Fund Institutional Shares (Institutional Shares), Intermediate-Term Bond Fund Adviser Shares (Adviser Shares), and Intermediate-Term Bond Fund R6 Shares (R6 Shares).

Each class of shares has equal rights to assets and earnings, except that each class bears certain class- related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-

1)fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

24 | USAA Intermediate-Term Bond Fund

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will

25 | USAA Intermediate-Term Bond Fund

consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

4.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Notes to Portfolio of Investments | 26

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by a prior tender offer. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral

$32,075,000	$-	$33,190,000

27 | USAA Intermediate-Term Bond Fund

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,038,532,000 at October 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 21.0% of net assets at October 31, 2017.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Notes to Portfolio of Investments | 28

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CAD	Canadian Dollar
CCD	Community College District
CMT	Constant Maturity Treasury
EDA	Economic Development Authority
ICE	Intercontinental Exchange

29 | USAA Intermediate-Term Bond Fund

LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
USD	U.S. Dollar

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Municipal Corp., MBIA Insurance Corp., National Public Finance Guarantee Corp., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(c)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2017.

(d)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(e)The security, or a portion thereof, was out on loan as of October 31, 2017.

(f)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

Notes to Portfolio of Investments | 30

(g)At October 31, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(h)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2017, was $15,130,000, which represented 0.4% of the Fund's net assets.

(i)At October 31, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $11,227,000, of which all were when-issued securities.

(j)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(k)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(l)Security was fair valued at October 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $500,000, which represented less than 0.1% of the Fund's net assets.

(m)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(n)Rate represents the money market fund annualized seven-day yield at October 31, 2017.

(o)In U.S. dollars unless otherwise noted.

31 | USAA Intermediate-Term Bond Fund

(p)The senior loan will settle after October 31, 2017, at which time the interest rate will be determined.

(q)A portion of the coupon is PIK 7.35% (6.35% cash, 1.00% PIK).

(r)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at the time of issuance.

(s)Stated interest rates may change slightly over time as underlying mortgages pay down.

(t)Security was fair valued at Level 3.

*Non-income-producing security.

Notes to Portfolio of Investments | 32

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA INCOME FUND

OCTOBER 31, 2017

(Form N-Q)

48446 -1217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Income Fund

October 31, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (96.8%)

CORPORATE OBLIGATIONS (49.9%)

Consumer Discretionary (3.0%)

Apparel Retail (0.2%)

$10,000	L Brands, Inc.	5.63%	2/15/2022	$10,745
5,000	Mens Wearhouse, Inc. (a)	5.00	6/18/2021	4,912
				15,657
	Apparel, Accessories & Luxury Goods (0.0%)
1,499	Hanesbrands, Inc., LIBOR + 2.50%(a)	3.74	4/29/2022	1,511
	Automobile Manufacturers (0.3%)
10,000	Ford Motor Co.	4.35	12/08/2026	10,440
15,000	Hyundai Capital America (c)	3.25	9/20/2022	15,109
				25,549
	Automotive Retail (0.3%)
15,048	Advance Auto Parts, Inc.	4.50	12/01/2023	15,771
5,000	Autozone, Inc.	3.75	6/01/2027	5,080
				20,851
	Broadcasting (0.2%)
15,000	Discovery Communications Co.	3.95	3/20/2028	14,909
	Cable & Satellite (0.9%)
5,000	CCO Holdings, LLC / CCO Holdings Capital
	Corp. / CCOH Safari, LLC (c)	5.75	2/15/2026	5,240
20,000	Charter Communications Operating, LLC	6.38	10/23/2035	23,113
2,449	CSC Holdings, LLC, LIBOR + 2.25%(a)	3.49	7/17/2025	2,450
3,000	CSC Holdings, LLC (c)	5.50	4/15/2027	3,098
10,000	NBCUniversal Enterprise, Inc. (c)	1.97	4/15/2019	10,023
10,000	NBCUniversal Media, LLC	5.15	4/30/2020	10,773
5,000	Sirius XM Radio, Inc. (c)	5.38	7/15/2026	5,281
10,000	Time Warner Cable, Inc.	6.75	7/01/2018	10,320
				70,298
	Casinos & Gaming (0.0%)
3,000	International Game Technology (c)	6.50	2/15/2025	3,382
	Department Stores (0.1%)
3,912	J.C. Penney Co., Inc., LIBOR + 4.25%(a)	5.57	6/23/2023	3,601
	Home Furnishings (0.0%)
2,481	Serta Simmons Bedding, LLC, LIBOR +
	3.50%(a)	4.83	11/08/2023	2,451
	Homebuilding (0.2%)
5,000	Lennar Corp.	4.50	11/15/2019	5,175
5,000	Lennar Corp.	4.13	1/15/2022	5,194
4,000	Lennar Corp.	4.88	12/15/2023	4,245
				14,614

1 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Hotels, Resorts & Cruise Lines (0.2%)
$5,000	Hilton Worldwide Finance, LLC / Hilton
	Worldwide Finance Corp.	4.88%	4/01/2027	$5,262
5,000	Hyatt Hotels Corp.	3.38	7/15/2023	5,125
3,000	Royal Caribbean Cruises Ltd.	5.25	11/15/2022	3,324
				13,711
	Housewares & Specialties (0.1%)
7,500	Newell Brands, Inc.	3.85	4/01/2023	7,878
	Internet & Direct Marketing Retail (0.2%)
12,000	Amazon.com, Inc. (c)	3.88	8/22/2037	12,481
4,000	QVC, Inc.	3.13	4/01/2019	4,050
				16,531
	Movies & Entertainment (0.1%)
2,235	Metropolitan Opera Association, Inc.	2.14	10/01/2018	2,237
2,285	Metropolitan Opera Association, Inc.	2.39	10/01/2019	2,297
				4,534
	Publishing (0.0%)
3,456	McGraw-Hill Global Education Intermediate
	Holdings, LLC, LIBOR + 4.00%(a)	5.24	5/04/2022	3,457
	Restaurants (0.1%)
4,473	1011778 B.C. Unlimited Liability Co., LIBOR +
	2.25%(a)	3.53	2/16/2024	4,484
	Specialty Stores (0.1%)
7,591	Harbor Freight Tools USA, Inc., LIBOR +
	3.25%(a)	4.49	8/18/2023	7,648
	Total Consumer Discretionary			231,066
	Consumer Staples (2.1%)
	Agricultural Products (0.1%)
4,000	Bunge Ltd. Finance Corp	8.50	6/15/2019	4,395
2,000	Bunge Ltd. Finance Corp.	3.25	8/15/2026	1,945
				6,340
	Drug Retail (0.3%)
6,638	CVS Pass-Through Trust	6.04	12/10/2028	7,486
4,049	CVS Pass-Through Trust (c)	7.51	1/10/2032	5,002
4,242	CVS Pass-Through Trust (c)	5.93	1/10/2034	4,790
10,000	Walgreens Boots Alliance, Inc.	3.80	11/18/2024	10,278
				27,556
	Food Retail (0.1%)
1,980	Albertson's, LLC, LIBOR + 3.00%(a)	4.33	12/22/2022	1,922
4,111	Albertson's, LLC, LIBOR + 3.00%(a)	4.32	6/22/2023	3,990
				5,912
	Household Products (0.2%)
4,888	Energizer Holdings, Inc., LIBOR + 2.00%(a)	3.25	6/30/2022	4,912
10,000	SC Johnson & Son, Inc. (c)	4.35	9/30/2044	10,706
				15,618
	Hypermarkets & Super Centers (0.3%)
20,000	Costco Wholesale Corp.	1.70	12/15/2019	19,987
	Packaged Foods & Meat (0.9%)
10,000	Flowers Foods, Inc.	3.50	10/01/2026	9,915
10,000	J.M. Smucker Co.	3.50	10/15/2021	10,387
5,000	J.M. Smucker Co.	4.25	3/15/2035	5,260
2,985	JBS USA, LLC, LIBOR + 2.50% (a)	3.74	10/30/2022	2,929

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	Kraft Heinz Foods Co.	3.50%	6/06/2022	$10,343
13,899	Kraft Heinz Foods Co. (c)	4.88	2/15/2025	14,874
10,000	Kraft Heinz Foods Co.	3.95	7/15/2025	10,393
3,500	Mead Johnson Nutrition Co.	4.13	11/15/2025	3,748
				67,849
	Soft Drinks (0.1%)
5,000	PepsiCo, Inc.	4.25	10/22/2044	5,383
	Tobacco (0.1%)
10,000	Reynolds American, Inc.	4.00	6/12/2022	10,549
	Total Consumer Staples			159,194
	Energy (6.7%)
	Coal & Consumable Fuels (0.0%)
3,400	Peabody Energy Corp., LIBOR + 3.50%(a)	4.74	3/31/2022	3,432
	Integrated Oil & Gas (0.5%)
15,000	Chevron Corp.	2.95	5/16/2026	15,047
10,000	ConocoPhillips Co.	4.15	11/15/2034	10,586
10,000	Occidental Petroleum Corp.	3.40	4/15/2026	10,289
5,000	Occidental Petroleum Corp.	3.00	2/15/2027	4,997
				40,919
	Oil & Gas Drilling (0.4%)
3,000	Nabors Industries, Inc.	9.25	1/15/2019	3,203
7,000	Nabors Industries, Inc.	4.63	9/15/2021	6,796
10,000	Noble Holding International Ltd. (d)	4.90	8/01/2020	9,850
3,000	Rowan Companies, Inc.	7.88	8/01/2019	3,247
5,000	Rowan Companies, Inc.	4.88	6/01/2022	4,737
2,000	Rowan Companies, Inc.	4.75	1/15/2024	1,785
				29,618
	Oil & Gas Equipment & Services (0.6%)
20,000	Halliburton Co.	3.80	11/15/2025	20,773
15,000	Schlumberger Holdings Corp. (c)	4.00	12/21/2025	15,828
5,000	Weatherford Bermuda	9.63	3/01/2019	5,350
5,000	Weatherford Bermuda (d)	4.50	4/15/2022	4,550
				46,501
	Oil & Gas Exploration & Production (1.0%)
4,605	Chesapeake Energy Corp. (c)	8.00	12/15/2022	4,972
10,000	ConocoPhillips Co.	4.95	3/15/2026	11,378
15,000	EOG Resources, Inc.	3.90	4/01/2035	15,135
4,000	EQT Corp.	8.13	6/01/2019	4,370
7,500	Hess Corp.	4.30	4/01/2027	7,568
5,000	Murphy Oil Corp.	5.75	8/15/2025	5,175
6,730	Newfield Exploration Co.	5.63	7/01/2024	7,310
5,000	Newfield Exploration Co.	5.38	1/01/2026	5,338
5,000	QEP Resources, Inc. (d)	6.88	3/01/2021	5,338
2,000	Southwestern Energy Co.	6.70	1/23/2025	2,050
7,000	Southwestern Energy Co.	7.50	4/01/2026	7,271
				75,905
	Oil & Gas Refining & Marketing (0.5%)
14,000	EnLink Midstream Partners, LP	4.15	6/01/2025	14,229
5,000	EnLink Midstream Partners, LP	4.85	7/15/2026	5,276
10,000	Marathon Petroleum Corp.	4.75	9/15/2044	10,204
10,000	Phillips 66	4.65	11/15/2034	10,851
				40,560
	Oil & Gas Storage & Transportation (3.7%)
15,000	Boardwalk Pipelines, LP	4.95	12/15/2024	16,026
10,000	Boardwalk Pipelines, LP	4.45	7/15/2027	10,287

3 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	Buckeye Partners, LP	2.65%	11/15/2018	$10,065
10,000	Buckeye Partners, LP	5.60	10/15/2044	10,532
15,000	Columbia Pipeline Group Co.	4.50	6/01/2025	16,101
15,000	DCP Midstream, LLC, 3 mo. USD LIBOR +
	3.85%(c)	5.85 (b)	5/21/2043	14,344
9,307	Enable Oklahoma Intrastate Transmission, LLC
	(c)	6.25	3/15/2020	9,919
4,000	Enbridge Energy Partners, LP, 3 mo. USD
	LIBOR + 3.7975%	5.13 (b)	10/01/2077	4,000
3,000	Energy Transfer Partners, LP	9.00	4/15/2019	3,284
7,000	Energy Transfer Partners, LP	5.20	2/01/2022	7,609
5,000	Energy Transfer Partners, LP	4.75	1/15/2026	5,271
17,010	Energy Transfer Partners, LP, 3 mo. USD
	LIBOR + 3.0175%	4.33 (b)	11/01/2066	15,437
5,000	Enterprise Products Operating, LLC	3.90	2/15/2024	5,269
9,250	Enterprise Products Operating, LLC, 3 mo. USD
	LIBOR + 2.68%	7.03 (b)	1/15/2068	9,296
6,437	EQT Midstream Partners, LP	4.00	8/01/2024	6,539
11,000	EQT Midstream Partners, LP	4.13	12/01/2026	11,054
10,000	Florida Gas Transmission Co. (c)	5.45	7/15/2020	10,740
7,500	MPLX, LP	4.00	2/15/2025	7,741
6,067	Northwest Pipeline, LLC (c)	4.00	4/01/2027	6,183
5,000	ONEOK Partners, LP	8.63	3/01/2019	5,401
10,000	ONEOK Partners, LP	4.90	3/15/2025	10,809
5,000	ONEOK, Inc.	4.25	2/01/2022	5,213
3,000	Plains All American Pipeline, LP	8.75	5/01/2019	3,266
3,000	Plains All American Pipeline, LP	3.85	10/15/2023	3,019
5,000	Questar Pipeline Co.	5.83	2/01/2018	5,051
7,000	Regency Energy Partners	4.50	11/01/2023	7,372
7,000	Sabine Pass Liquefaction, LLC	5.63	2/01/2021	7,599
5,000	Spectra Energy Partners, LP	3.38	10/15/2026	4,986
10,000	TC PipeLines, LP	4.65	6/15/2021	10,567
3,000	Transcontinental Gas Pipe Line Co., LLC	7.85	2/01/2026	3,877
10,000	Western Gas Partners, LP	5.38	6/01/2021	10,724
6,250	Western Gas Partners, LP	4.65	7/01/2026	6,551
15,000	Williams Companies, Inc.	4.55	6/24/2024	15,750
				279,882
	Total Energy			516,817

Financials (14.4%)

Asset Management & Custody Banks (0.8%)

10,000	Ares Capital Corp.	4.88	11/30/2018	10,286
10,000	Ares Capital Corp.	3.50	2/10/2023	9,914
10,000	Bank of New York Mellon	1.30	1/25/2018	9,996
5,000	Main Street Capital Corp.	4.50	12/01/2019	5,048
10,000	Prospect Capital Corp.	5.00	7/15/2019	10,354
15,000	State Street Corp., 3 mo. USD LIBOR + 1%	2.32 (b)	6/01/2077	13,728
				59,326
	Consumer Finance (0.7%)
5,000	Capital One Bank USA, N.A.	3.38	2/15/2023	5,090
20,000	Capital One Financial Corp. (e)	4.75	7/15/2021	21,576
10,000	Capital One Financial Corp.	3.75	4/24/2024	10,378
15,000	Capital One Financial Corp.	3.75	3/09/2027	15,200
				52,244
	Diversified Banks (1.8%)
3,000	Bank of America Corp., 3 mo. USD LIBOR +
	3.63%	8.00 (b)	-(f)	3,041
9,000	Bank of America Corp.	4.00	4/01/2024	9,544
10,000	Bank of America Corp.	4.20	8/26/2024	10,569
5,000	Bank of America Corp.	3.95	4/21/2025	5,158

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$8,000	Bank of America Corp., 3 mo. USD LIBOR +
	1.512%	3.71%(b)	4/24/2028	$8,189
20,000	Citigroup, Inc.	4.40	6/10/2025	21,154
5,000	Citigroup, Inc.	4.45	9/29/2027	5,283
10,000	Citigroup, Inc., 3 mo. USD LIBOR + 1.39%	3.67 (b)	7/24/2028	10,120
20,000	JPMorgan Chase & Co.	2.95	10/01/2026	19,670
5,000	JPMorgan Chase & Co.	4.25	10/01/2027	5,294
5,000	U.S. Bancorp	3.10	4/27/2026	4,986
16,800	USB Realty Corp., 3 mo. USD LIBOR +
	1.147%(c)	2.51 (b)	-(f)	14,994
20,000	Wells Fargo & Co.	3.00	10/23/2026	19,621
				137,623
	Financial Exchanges & Data (0.3%)
15,000	IntercontinentalExchange Co.	3.10	9/15/2027	14,973
10,000	S&P Global, Inc.	4.00	6/15/2025	10,592
				25,565
	Investment Banking & Brokerage (0.1%)
10,000	Morgan Stanley	4.88	11/01/2022	10,841
	Life & Health Insurance (2.1%)
20,000	Athene Global Funding (c),(d)	3.00	7/01/2022	19,963
10,000	Forethought Financial Group (c)	8.63	4/15/2021	11,404
10,000	Jackson National Life Global Funding (c)	2.50	6/27/2022	9,981
20,000	Jackson National Life Global Funding (c)	3.25	1/30/2024	20,257
10,000	Lincoln National Corp.	4.20	3/15/2022	10,641
15,000	Lincoln National Corp., 3 mo. USD LIBOR +
	2.3575%	3.67 (b)	5/17/2066	14,156
10,000	MetLife, Inc.	4.13	8/13/2042	10,367
4,000	Ohio National Financial Services, Inc. (c)	6.38	4/30/2020	4,338
5,000	Ohio National Financial Services, Inc. (c)	6.63	5/01/2031	6,239
10,000	Primerica, Inc.	4.75	7/15/2022	10,888
10,000	Prudential Financial, Inc., 3 mo. USD LIBOR +
	3.92%	5.63 (b)	6/15/2043	10,878
17,050	StanCorp Financial Group, Inc.	5.00	8/15/2022	18,329
6,625	StanCorp Financial Group, Inc., 3 mo. USD
	LIBOR + 2.51%	3.83 (b)	6/01/2067	6,625
5,000	TIAA Asset Management Finance Co., LLC (c)	4.13	11/01/2024	5,295
				159,361
	Multi-Line Insurance (1.6%)
10,000	American International Group, Inc.	3.88	1/15/2035	9,930
11,500	Genworth Holdings, Inc., 3 mo. USD LIBOR +
	2.0025%(d)	3.32 (b)	11/15/2066	5,462
14,000	Hartford Financial Services Group, Inc., 3 mo.
	USD LIBOR + 2.125%(c)	3.44 (b)	2/12/2067	13,475
25,500	Kemper Corp.	4.35	2/15/2025	25,992
10,000	Loews Corp.	2.63	5/15/2023	10,014
5,000	Loews Corp.	3.75	4/01/2026	5,190
10,000	MassMutual Global Funding (c)	2.75	6/22/2024	9,961
10,000	MassMutual Global Funding II (c)	3.60	4/09/2024	10,488
29,505	Nationwide Mutual Insurance Co., 3 mo. USD
	LIBOR + 2.29%(c)	3.61 (b)	12/15/2024	29,506
				120,018
	Multi-Sector Holdings (0.1%)
10,000	Berkshire Hathaway Finance Corp.	1.30	5/15/2018	9,995
	Property & Casualty Insurance (1.4%)
5,000	Allstate Corp., 3 mo. USD LIBOR + 2.938%	5.75 (b)	8/15/2053	5,475
10,000	AmTrust Financial Services, Inc.	6.13	8/15/2023	9,950
18,050	Chubb Corp., 3 mo. USD LIBOR + 2.25%	3.61 (b)	3/29/2067	18,005
15,000	Chubb INA Holdings, Inc.	3.35	5/15/2024	15,524
13,086	Hanover Insurance Group, Inc.	4.50	4/15/2026	13,678

5 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$7,500	Mercury General Corp.	4.40%	3/15/2027	$7,723
19,300 Oil Insurance Ltd., 3 mo. USD LIBOR +
	2.982%(c)	4.32 (b)	-(f)	18,576
10,000 Old Republic International Corp.		3.88	8/26/2026	10,155
10,000	ProAssurance Corp.	5.30	11/15/2023	10,866
				109,952
	Regional Banks (4.8%)
5,000	AmSouth Bancorp.	6.75	11/01/2025	5,970
15,000	Banc of California, Inc.	5.25	4/15/2025	15,442
5,000	Bank of the Ozarks, Inc., 3 mo. USD LIBOR +
	4.425%	5.50 (b)	7/01/2026	5,260
5,000	BankUnited, Inc.	4.88	11/17/2025	5,314
10,000	Citizens Bank, N.A.	2.45	12/04/2019	10,067
15,000	Citizens Financial Group, Inc. (c)	4.15	9/28/2022	15,613
5,500	Citizens Financial Group, Inc.	3.75	7/01/2024	5,508
8,000	CoBiz Financial, Inc., 3 mo. USD LIBOR +
	3.17%	5.63 (b)	6/25/2030	8,602
20,000	Compass Bank	3.88	4/10/2025	20,055
3,500	Cullen/Frost Bankers, Inc.	4.50	3/17/2027	3,717
10,000	Cullen/Frost Capital Trust II, 3 mo. USD LIBOR
	+ 1.55%	2.87 (b)	3/01/2034	8,919
10,000	Eagle Bancorp, Inc., 3 mo. USD LIBOR + 3.85%	5.00 (b)	8/01/2026	10,352
5,000	Fifth Third Bancorp	2.30	3/01/2019	5,024
10,000	Fifth Third Bank	3.85	3/15/2026	10,337
3,500	First Maryland Capital Trust I, 3 mo. USD LIBOR	2.36 (b)	1/15/2027	3,356
	+ 1%
10,000	First Niagara Financial Group, Inc.	7.25	12/15/2021	11,672
10,000	First Republic Bank	2.38	6/17/2019	10,041
10,000	FirstMerit Bank, N.A.	4.27	11/25/2026	10,434
3,250	Fulton Financial Corp.	3.60	3/16/2022	3,284
10,000	Fulton Financial Corp.	4.50	11/15/2024	10,396
5,000	Hilltop Holdings, Inc.	5.00	4/15/2025	5,144
5,000	Home Bancshares, Inc., 3 mo. USD LIBOR +
	3.575%	5.63 (b)	4/15/2027	5,275
10,000	Huntington Bancshares, Inc.	4.35	2/04/2023	10,506
20,000	Key Bank, N.A.	3.40	5/20/2026	19,957
5,000	LegacyTexas Financial Group, 3 mo. USD
	LIBOR + 3.89%	5.50 (b)	12/01/2025	5,075
5,000	Manufacturers & Traders Trust Co.	3.40	8/17/2027	5,041
20,000	MUFG Americas Holdings Corp.	3.00	2/10/2025	19,740
10,000	MUFG Union Bank, N.A.	2.25	5/06/2019	10,036
22,685	People's United Financial, Inc.	3.65	12/06/2022	23,344
7,000	PNC Bank, N.A.	4.20	11/01/2025	7,531
10,000	PNC Financial Services	2.85	11/09/2022	10,184
5,000	PNC Financial Services	3.15	5/19/2027	5,003
10,000	Santander Holdings USA, Inc.	2.65	4/17/2020	10,069
5,818	Santander Holdings USA, Inc. (c)	4.40	7/13/2027	5,986
5,000	Sterling National Bank, 3 mo. USD LIBOR +
	3.937%	5.25 (b)	4/01/2026	5,081
6,021	Susquehanna Bancshares, Inc.	5.38	8/15/2022	6,724
10,000	TCF National Bank	6.25	6/08/2022	10,962
4,062	Towne Bank / Portsmouth Virginia, 3 mo. USD
	LIBOR + 2.55%	4.50 (b)	7/30/2027	4,212
10,000	Union Bankshares Corp., 3 mo. USD LIBOR +
	3.175%	5.00 (b)	12/15/2026	10,353
5,000	Webster Financial Corp.	4.38	2/15/2024	5,108
				364,694
	Reinsurance (0.1%)
10,000	Alterra Finance, LLC	6.25	9/30/2020	11,003

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Specialized Finance (0.2%)
$15,000	National Rural Utilities Cooperative Finance
	Corp., 3 mo. USD LIBOR + 2.91%	4.75% (b)	4/30/2043	$15,852
	Thrifts & Mortgage Finance (0.4%)
5,000	Astoria Financial Corp.	3.50	6/08/2020	5,049
10,000	EverBank Financial Corp.	5.75	7/02/2025	11,132
10,000	Flagstar Bancorp, Inc.	6.13	7/15/2021	10,621
				26,802
	Total Financials			1,103,276
	Health Care (2.8%)
	Biotechnology (0.6%)
5,000	AbbVie, Inc.	3.20	11/06/2022	5,128
10,000	AbbVie, Inc.	3.60	5/14/2025	10,296
15,000	Baxalta, Inc.	4.00	6/23/2025	15,743
10,000	Gilead Sciences, Inc.	3.65	3/01/2026	10,419
				41,586
	Health Care Equipment (0.6%)
10,000	Becton Dickinson & Co.	3.70	6/06/2027	10,093
10,000	Covidien International Finance S.A.	2.95	6/15/2023	10,176
10,000	CR Bard, Inc.	3.00	5/15/2026	9,887
10,000	Medtronic, Inc.	4.38	3/15/2035	11,067
2,000	Teleflex, Inc.	4.88	6/01/2026	2,110
				43,333
	Health Care Facilities (0.6%)
5,000	HCA, Inc.	5.00	3/15/2024	5,281
15,000	HCA, Inc.	5.25	4/15/2025	16,012
2,500	HCA, Inc.	4.50	2/15/2027	2,528
3,900	Northwell Healthcare, Inc.	3.39	11/01/2027	3,891
10,000	Premier Health Partners	2.91	11/15/2026	9,593
8,500	SSM Health Care	3.82	6/01/2027	8,862
2,000	Tenet Healthcare Corp.	4.50	4/01/2021	2,030
1,000	Vanderbilt Univ. Medical Center	4.17	7/01/2037	1,018
				49,215
	Health Care Services (0.2%)
15,000	Express Scripts Holding Co.	3.40	3/01/2027	14,763
	Managed Health Care (0.2%)
10,000	Cigna Corp.	3.05	10/15/2027	9,771
5,000	UnitedHealth Group, Inc.	3.10	3/15/2026	5,050
				14,821
	Pharmaceuticals (0.6%)
15,000	Actavis Funding SCS	3.80	3/15/2025	15,394
20,000	Mallinckrodt International Finance S.A. (d)	4.75	4/15/2023	16,950
5,000	Mylan N.V.	3.75	12/15/2020	5,186
5,000	Mylan N.V.	3.95	6/15/2026	5,003
5,000	Valeant Pharmaceuticals International, Inc. (c)	6.75	8/15/2021	4,857
				47,390
	Total Health Care			211,108
	Industrials (5.5%)
	Aerospace & Defense (0.5%)
17,750	Arconic, Inc.	5.13	10/01/2024	19,105
10,000	Lockheed Martin Corp.	3.60	3/01/2035	9,975
10,000	Raytheon Co.	4.20	12/15/2044	10,863
				39,943

7 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Air Freight & Logistics (0.1%)
$10,000	FedEx Corp.	3.90%	2/01/2035	$10,169
	Airlines (1.7%)
4,216	American Airlines, Inc. Pass-Through Trust (c)	7.00	7/31/2019	4,288
8,307	American Airlines, Inc. Pass-Through Trust	3.70	4/01/2028	8,565
9,290	American Airlines, Inc. Pass-Through Trust	4.00	3/22/2029	9,703
5,000	American Airlines, Inc. Pass-Through Trust	4.00	8/15/2030	5,236
10,000	American Airlines, Inc. Pass-Through Trust	3.60	4/15/2031	10,263
201	Continental Airlines, Inc. Pass-Through Trust	7.88	1/02/2020	204
1,906	Continental Airlines, Inc. Pass-Through Trust	5.50	4/29/2022	2,004
7,785	Continental Airlines, Inc. Pass-Through Trust	4.15	10/11/2025	8,223
3,987	Continental Airlines, Inc. Pass-Through Trust	4.00	4/29/2026	4,176
8,230	Delta Air Lines Pass-Through Trust	3.88	1/30/2029	8,604
14,079	Hawaiian Airlines, Inc. Pass-Through Trust	3.90	7/15/2027	14,633
13,453	Spirit Airlines, Inc. Pass-Through Trust	4.10	10/01/2029	14,159
7,000	United Airlines, Inc. Pass-Through Trust	3.70	6/01/2024	7,263
4,262	United Airlines, Inc. Pass-Through Trust	4.30	2/15/2027	4,543
17,706	United Airlines, Inc. Pass-Through Trust	3.75	3/03/2028	18,348
2,902	US Airways Group, Inc. Pass-Through Trust	6.25	10/22/2024	3,254
8,055	US Airways Group, Inc. Pass-Through Trust	3.95	5/15/2027	8,398
				131,864
	Construction Machinery & Heavy Trucks (0.3%)
10,000	Caterpillar Financial Services Corp.	1.25	11/06/2017	10,000
4,888	Terex Corp., LIBOR + 2.25% (a)	3.58	1/31/2024	4,914
10,000	Wabtec Corp.	3.45	11/15/2026	9,840
				24,754
	Electrical Components & Equipment (0.5%)
15,000	Eaton Corp.	2.75	11/02/2022	15,095
10,000	Eaton Corp.	3.10	9/15/2027	9,868
10,000	Hubbell, Inc.	3.35	3/01/2026	10,176
				35,139
	Industrial Conglomerates (0.4%)
15,000	General Electric Co. / LJ VP Holdings, LLC (c)	3.80	6/18/2019	15,443
11,842	General Electric Co., 3 mo. USD LIBOR +
	3.33%	5.00 (b)	-(f)	12,375
				27,818
	Industrial Machinery (0.5%)
10,000	CNH Industrial Capital, LLC	3.88	7/16/2018	10,160
6,500	CNH Industrial Capital, LLC (d)	3.38	7/15/2019	6,622
5,000	Hillenbrand, Inc.	5.50	7/15/2020	5,373
1,500	Ingersoll-Rand Co.	9.00	8/15/2021	1,794
10,000	Snap On, Inc.	3.25	3/01/2027	10,207
5,000	Stanley Black & Decker, Inc., 3 mo. USD LIBOR	5.75 (b)	12/15/2053	5,173
	+ 4.304%
				39,329
	Railroads (1.0%)
8,000	Burlington Northern Santa Fe, LLC	3.75	4/01/2024	8,506
10,000	Burlington Northern Santa Fe, LLC	3.65	9/01/2025	10,552
7,000	Burlington Northern Santa Fe, LLC	3.90	8/01/2046	7,282
7,000	Kansas City Southern Co.	3.13	6/01/2026	6,796
5,000	TTX Co. (c)	4.15	1/15/2024	5,262
10,000	TTX Co. (c)	3.60	1/15/2025	10,293
5,000	Union Pacific Corp.	7.88	1/15/2019	5,348
10,000	Union Pacific Corp.	3.38	2/01/2035	9,956
10,000	Union Pacific Corp.	4.25	4/15/2043	10,813
				74,808

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Trading Companies & Distributors (0.3%)
$10,000	Air Lease Corp.	3.63%	4/01/2027	$10,074
10,000	ILFC E-Capital Trust I, Highest of 3 mo. USD
	LIBOR/10 Year CMT/30 Year CMT+
	1.55% (c)	4.36 (b)	12/21/2065	9,675
5,000	International Lease Finance Corp. (c)	7.13	9/01/2018	5,210
	Trucking (0.2%)			24,959

5,000	J.B. Hunt Transport Services, Inc.	3.85	3/15/2024	5,170
5,000	Ryder System, Inc.	3.45	11/15/2021	5,176
				10,346
	Total Industrials			419,129
	Information Technology (2.1%)
	Application Software (0.1%)
5,917	Solera, LLC, LIBOR + 3.25%(a)	4.49	3/03/2023	5,969
	Communications Equipment (0.2%)
5,000	Cisco Systems, Inc.	2.90	3/04/2021	5,133
10,000	Cisco Systems, Inc.	2.60	2/28/2023	10,099
				15,232
	Data Processing & Outsourced Services (0.1%)
5,000	Total System Services, Inc.	4.80	4/01/2026	5,446
	Electronic Equipment & Instruments (0.0%)
2,604	Keysight Technologies, Inc.	4.60	4/06/2027	2,787
	Electronic Manufacturing Services (0.1%)
10,000	Molex Electronic Technologies, LLC (c)	3.90	4/15/2025	10,251
	Home Entertainment Software (0.1%)
7,500	Activision Blizzard	3.40	9/15/2026	7,623
	Internet Software & Services (0.1%)
4,250	Verisign, Inc.	5.25	4/01/2025	4,632
	IT Consulting & Other Services (0.1%)
5,000	IBM Corp.	7.63	10/15/2018	5,285
	Semiconductor Equipment (0.3%)
10,000	Applied Materials, Inc.	3.30	4/01/2027	10,239
10,000	Applied Materials, Inc.	5.10	10/01/2035	11,859
				22,098
	Semiconductors (0.3%)
5,000	Analog Devices, Inc.	4.50	12/05/2036	5,273
5,000	Broadcom Ltd. / Broadcom Cayman, LP (c)	3.63	1/15/2024	5,171
7,000	QUALCOMM, Inc.	3.25	5/20/2027	7,008
10,000	QUALCOMM, Inc.	4.65	5/20/2035	10,931
				28,383
	Systems Software (0.5%)
10,000	Microsoft Corp.	3.30	2/06/2027	10,360
20,000	Microsoft Corp.	4.20	11/03/2035	22,327
10,000	Microsoft Corp.	3.45	8/08/2036	10,124
				42,811
	Technology Hardware, Storage, & Peripherals (0.2%)
7,500	Dell International, LLC / EMC Corp. (c)	4.42	6/15/2021	7,893
2,500	Dell International, LLC / EMC Corp. (c)	5.88	6/15/2021	2,624

9 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,000	Western Digital Corp.	7.38%	4/01/2023	$3,293
				13,810
	Total Information Technology			164,327

Materials (2.2%)

Commodity Chemicals (0.3%)

10,000	Chevron Phillips Chemical Co. (c)	3.40	12/01/2026	10,291
1,925	LYB International Finance II B.V.	3.50	3/02/2027	1,928
10,000	Westlake Chemical Corp.	3.60	8/15/2026	10,108
				22,327
	Construction Materials (0.1%)
3,000	Eagle Materials, Inc.	4.50	8/01/2026	3,143
	Diversified Chemicals (0.5%)
7,500	CF Industries, Inc. (c)	4.50	12/01/2026	7,911
20,000	Dow Chemical Co.	4.25	10/01/2034	20,873
10,000	E.I. du Pont de Nemours & Co.	2.80	2/15/2023	10,095
				38,879
	Diversified Metals & Mining (0.1%)
5,000	Freeport-McMoRan, Inc.	3.10	3/15/2020	5,025
5,000	Freeport-McMoRan, Inc.	4.00	11/14/2021	5,062
				10,087
	Fertilizers & Agricultural Chemicals (0.1%)
5,000	Monsanto Co.	3.38	7/15/2024	5,115
5,000	Monsanto Co.	3.95	4/15/2045	4,841
				9,956
	Metal & Glass Containers (0.2%)
3,000	Ball Corp.	5.00	3/15/2022	3,251
5,000	Ball Corp.	5.25	7/01/2025	5,513
8,740	Reynolds Group Holdings, Inc., LIBOR +
	2.75%(a)	3.99	2/05/2023	8,801
				17,565
	Paper Packaging (0.4%)
5,000	Crown America/Capital Corp.	4.25	9/30/2026	5,012
2,000	Graphic Packaging International, Inc.	4.13	8/15/2024	2,080
5,000	International Paper Co.	3.80	1/15/2026	5,221
7,500	International Paper Co.	3.00	2/15/2027	7,291
4,750	Klockner-Pentaplast of America, Inc., LIBOR +
	4.25%(a)	5.58	6/30/2022	4,797
5,000	Sealed Air Corp. (c)	6.88	7/15/2033	5,837
				30,238
	Specialty Chemicals (0.1%)
2,900	Sherwin-Williams Co.	3.45	6/01/2027	2,952
	Steel (0.4%)
5,000	Allegheny Ludlum Corp.	6.95	12/15/2025	5,075
5,000	Allegheny Technologies, Inc.	9.38	6/01/2019	5,488
10,000	Allegheny Technologies, Inc.	5.95	1/15/2021	10,337
8,890	Worthington Industries	4.30	8/01/2032	9,054
				29,954
	Total Materials			165,101
	Real Estate (2.9%)
	REITs - Diversified (0.4%)
7,500	Spirit Realty, LP	4.45	9/15/2026	7,445
10,000	VEREIT Operating Partnership, LP	3.00	2/06/2019	10,085

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$15,000	Washington REIT	3.95%	10/15/2022	$15,524
				33,054
	REITs - Health Care (0.4%)
4,901	MPT Operating Partnership, LP / MPT Finance
	Corp.	5.25	8/01/2026	5,127
7,500	Physicians Realty, LP	4.30	3/15/2027	7,680
4,000	Sabra Health Care, LP	5.13	8/15/2026	4,100
10,000	Welltower, Inc.	6.13	4/15/2020	10,916
				27,823
	REITs - Hotel & Resort (0.1%)
5,000	Hospitality Property Trust	4.95	2/15/2027	5,305
	REITs - Office (0.7%)
5,000	Alexandria Real Estate Equities, Inc.	4.60	4/01/2022	5,339
5,000	Alexandria Real Estate Equities, Inc.	4.50	7/30/2029	5,299
8,034	Boston Properties, LP	3.70	11/15/2018	8,161
10,000	Boston Properties, LP	5.88	10/15/2019	10,656
10,000	Boston Properties, LP	3.85	2/01/2023	10,512
7,500	Columbia Property Trust Operating Partnership,
	LP	3.65	8/15/2026	7,360
2,500	Hudson Pacific Properties	3.95	11/01/2027	2,507
4,444	SL Green Operating Partnership, LP	3.25	10/15/2022	4,463
				54,297
	REITs - Residential (0.4%)
5,000	AvalonBay Communities, Inc.	3.63	10/01/2020	5,192
5,000	AvalonBay Communities, Inc.	3.45	6/01/2025	5,157
9,000	ERP Operating, LP	2.85	11/01/2026	8,804
7,000	UDR, Inc.	4.63	1/10/2022	7,459
				26,612
	REITs - Retail (0.6%)
3,000	Federal Realty Investment Trust	5.90	4/01/2020	3,258
7,000	Federal Realty Investment Trust	3.00	8/01/2022	7,131
10,000	Federal Realty Investment Trust	2.75	6/01/2023	9,946
1,852	Federal Realty Investment Trust	3.25	7/15/2027	1,832
5,000	National Retail Properties, Inc.	4.00	11/15/2025	5,140
5,000	Realty Income Corp.	4.13	10/15/2026	5,209
6,000	Realty Income Corp.	3.00	1/15/2027	5,763
10,000	Simon Property Group, LP	4.13	12/01/2021	10,620
				48,899
	REITs - Specialized (0.3%)
4,399	Communications Sales & Leasing, Inc., LIBOR +
	3.00%(a)	4.24	10/24/2022	4,232
10,000	Crown Castle International Corp.	5.25	1/15/2023	11,081
4,000	EPR Properties	7.75	7/15/2020	4,490
5,000	EPR Properties	4.75	12/15/2026	5,220
				25,023
	Total Real Estate			221,013
	Telecommunication Services (1.8%)
	Alternative Carriers (0.2%)
10,000	CenturyLink, Inc.	5.80	3/15/2022	10,187
2,000	CenturyLink, Inc.	6.75	12/01/2023	2,088
5,000	CenturyLink, Inc. (a),(g),(h)	— (i)	5/31/2018	5,063
				17,338
	Integrated Telecommunication Services (1.4%)
25,000	AT&T, Inc.	4.50	5/15/2035	24,441
10,000	AT&T, Inc.	5.25	3/01/2037	10,492

11 | USAA Income Fund

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
$10,000	AT&T, Inc.	4.90%		8/14/2037	$10,010
10,000	Centel Capital Corp.	9.00		10/15/2019	11,108
10,000	Frontier Communications Corp.	11.00		9/15/2025	8,538
8,909	Frontier Communications Corp.	7.88		1/15/2027	6,459
5,000	Qwest Corp.	6.75		12/01/2021	5,550
15,000	Verizon Communications, Inc.	4.50		9/15/2020	15,996
10,000	Verizon Communications, Inc.	4.40		11/01/2034	10,095
5,000	Verizon Communications, Inc.	4.13		8/15/2046	4,567
					107,256
	Wireless Telecommunication Services (0.2%)
4,661	Grain Spectrum Funding II (c)	3.29		10/10/2034	4,649
11,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co.
	II, LLC / Sprint Spectrum Co. (c)	3.36		3/20/2023	11,187
					15,836
	Total Telecommunication Services				140,430
	Utilities (6.4%)
	Electric Utilities (3.5%)
5,000	Atlantic City Electric Co.	3.38		9/01/2024	5,041
15,000	Cleco Corporate Holdings, LLC	3.74		5/01/2026	15,127
5,000	Cleveland Electric Illuminating Co.	8.88		11/15/2018	5,340
5,000	Delmarva Power & Light Co.	4.15		5/15/2045	5,366
7,000	Duke Energy Carolinas, LLC	3.88		3/15/2046	7,292
10,000	Duke Energy Indiana, LLC	3.75		5/15/2046	10,085
10,000	Duke Energy Progress, Inc.	4.15		12/01/2044	10,753
3,500	Duquesne Light Holdings, Inc. (c)	5.90		12/01/2021	3,913
4,000	Entergy Arkansas, Inc.	3.05		6/01/2023	4,074
7,000	Entergy Louisiana, LLC	4.95		1/15/2045	7,320
10,000	Entergy Texas, Inc.	2.55		6/01/2021	9,946
3,500	FirstEnergy Corp.	3.90		7/15/2027	3,579
433	FPL Energy American Wind, LLC (c)	6.64		6/20/2023	445
5,000	Georgia Power Co.	3.25		4/01/2026	5,014
10,000	Gulf Power Co.	3.30		5/30/2027	10,119
3,168	Mississippi Power Co.	4.25		3/15/2042	3,089
10,000	Monongahela Power Co. (c)	4.10		4/15/2024	10,629
5,000	Nevada Power Co.	7.13		3/15/2019	5,345
4,000	NextEra Energy Capital Holdings, Inc., 3 mo.
	USD LIBOR + 2.125%	3.45	(b)	6/15/2067	3,780
5,000	NextEra Energy Capital Holdings, Inc., 3 mo.
	USD LIBOR + 3.348%	4.66	(b)	9/01/2067	5,007
5,000	Oglethorpe Power Corp.	6.10		3/15/2019	5,262
5,000	Oncor Electric Delivery Co., LLC	3.75		4/01/2045	5,058
15,000	Pacific Gas & Electric Co.	2.95		3/01/2026	14,738
5,000	Potomac Electric Power Co.	4.15		3/15/2043	5,355
26,130	PPL Capital Funding, Inc., 3 mo. USD LIBOR +
	2.665%	4.00	(b)	3/30/2067	25,913
10,000	Public Service Electric & Gas Co.	3.80		3/01/2046	10,330
5,000	South Carolina Electric & Gas Co.	5.30		5/15/2033	5,581
5,000	South Carolina Electric & Gas Co.	4.10		6/15/2046	4,934
10,000	Southern California Edison Co., 3 mo. USD
	LIBOR + 4.199%	6.25	(b)	-(f)	11,313
10,000	Southern Co.	3.25		7/01/2026	9,963
5,000	System Energy Resources, Inc.	4.10		4/01/2023	5,223
390	Tri-State Generation & Transmission
	Association, Inc. (c)	6.04		1/31/2018	394
10,000	Tri-State Generation & Transmission
	Association, Inc.	4.70		11/01/2044	10,698
10,000	Tri-State Generation & Transmission
	Association, Inc.	4.25		6/01/2046	10,058
10,000	Xcel Energy, Inc.	3.30		6/01/2025	10,176
					266,260

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Gas Utilities (0.9%)
$4,000	Atmos Energy Corp.	8.50%	3/15/2019	$4,351
10,000	Atmos Energy Corp.	4.13	10/15/2044	10,639
10,000	National Fuel Gas Co.	4.90	12/01/2021	10,602
10,000	National Fuel Gas Co.	5.20	7/15/2025	10,745
10,000	National Fuel Gas Co.	3.95	9/15/2027	9,908
7,000	Southern Co. Gas Capital	3.25	6/15/2026	6,973
11,880	Spire, Inc.	3.54	2/27/2024	12,005
				65,223
	Independent Power Producers & Energy Traders (0.3%)
5,000	AES Corp.	4.88	5/15/2023	5,138
10,000	AES Corp.	5.50	4/15/2025	10,625
4,888	Calpine Corp., LIBOR + 2.75%(a)	4.09	1/15/2024	4,916
				20,679
	Multi-Utilities (1.4%)
5,000	Ameren Illinois Co.	9.75	11/15/2018	5,391
15,000	Berkshire Hathaway Energy Co.	4.50	2/01/2045	16,569
5,000	Black Hills Corp.	5.88	7/15/2020	5,424
10,000	Black Hills Corp.	4.25	11/30/2023	10,680
10,000	Consumers Energy Co.	3.95	7/15/2047	10,625
15,000	Northern States Power Co.	4.00	8/15/2045	15,850
20,000	Northern States Power Co.	3.60	5/15/2046	19,924
5,000	Northwestern Corp.	6.34	4/01/2019	5,290
5,000	Puget Sound Energy, Inc., 3 mo. USD LIBOR +
	2.53%	6.97 (b)	6/01/2067	4,900
15,000	WEC Energy Group, Inc., 3 mo. USD LIBOR +
	2.1125%	3.43 (b)	5/15/2067	14,515
				109,168
	Renewable Electricity (0.0%)
1,000	Nextera Energy Operating Co. (c)	4.25	9/15/2024	1,013
	Water Utilities (0.3%)
10,000	American Water Capital	2.95	9/01/2027	9,966
15,000	Aquarion Co., Inc. (c)	4.00	8/15/2024	15,647
				25,613
	Total Utilities			487,956
	Total Corporate Obligations (cost: $3,696,025)			3,819,417
	EURODOLLAR AND YANKEE OBLIGATIONS (17.8%)
	Consumer Discretionary (0.4%)
	Automobile Manufacturers (0.3%)
10,000	American Honda Finance Corp. (c)	7.63	10/01/2018	10,539
5,000	Daimler Finance, N.A., LLC (c)	1.88	1/11/2018	5,003
5,000	Daimler Finance, N.A., LLC (c)	2.25	7/31/2019	5,013
				20,555
	Publishing (0.1%)
10,000	Pearson Funding Four plc (c)	3.75	5/08/2022	10,081
	Total Consumer Discretionary			30,636
	Consumer Staples (1.2%)
	Brewers (0.3%)
20,000	Anheuser-Busch InBev S.A./N.V.	4.70	2/01/2036	21,964
	Distillers & Vintners (0.2%)
10,000	Pernod Ricard S.A. (c)	4.25	7/15/2022	10,703

13 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Packaged Foods & Meat (0.1%)
$4,000	Kerry Group Financial Services (c)	3.20%	4/09/2023	$3,998
5,000	Smithfield Foods, Inc. (c)	4.25	2/01/2027	5,196
				9,194
	Tobacco (0.6%)
5,000	BAT Capital Corp. (c)	4.39	8/15/2037	5,153
20,000	BAT International Finance plc (c)	3.95	6/15/2025	20,915
20,000	Imperial Brands Finance plc (c)	4.25	7/21/2025	21,097
				47,165
	Total Consumer Staples			89,026
	Energy (1.4%)
	Integrated Oil & Gas (0.9%)
15,000	BP Capital Markets plc	3.59	4/14/2027	15,549
5,000	BP Capital Markets plc	3.28	9/19/2027	5,037
10,000	BP Capital Markets plc	3.72	11/28/2028	10,402
4,000	Husky Energy, Inc.	7.25	12/15/2019	4,402
10,000	Petrobras Global Finance Co.	6.13	1/17/2022	10,835
6,000	Petroleos Mexicanos Co. (c)	5.38	3/13/2022	6,392
3,500	Repsol Oil & Gas Canada, Inc.	7.75	6/01/2019	3,768
10,000	Shell International Finance B.V.	3.63	8/21/2042	9,669
				66,054
	Oil & Gas Drilling (0.1%)
5,000	Noble Holding International Ltd.	7.70	4/01/2025	4,375
	Oil & Gas Exploration & Production (0.1%)
10,000	Woodside Finance Ltd. (c)	8.75	3/01/2019	10,859
	Oil & Gas Storage & Transportation (0.3%)
6,000	APT Pipelines Ltd. (c)	4.25	7/15/2027	6,188
6,000	TransCanada PipeLines Ltd.	1.88	1/12/2018	6,004
12,124	TransCanada PipeLines Ltd., 3 mo. USD LIBOR
	+ 2.21%	3.53 (b)	5/15/2067	11,275
				23,467
	Total Energy			104,755
	Financials (7.2%)
	Diversified Banks (5.7%)
15,000	ABN AMRO Bank N.V. (c)	4.75	7/28/2025	15,927
10,000	ABN AMRO Bank N.V. (c)	4.80	4/18/2026	10,679
10,000	Australia & New Zealand Banking Group Ltd.
	(c),(d)	4.40	5/19/2026	10,477
10,000	Bank of Nova Scotia	4.50	12/16/2025	10,553
5,000	Banque Federative du Credit Mutuel S.A. (c)	2.70	7/20/2022	5,009
5,000	Barclays Bank plc (c)	6.05	12/04/2017	5,019
12,300	Barclays Bank plc	4.84	5/09/2028	12,846
10,000	BBVA Bancomer S.A. Texas Agency (c)	4.38	4/10/2024	10,500
5,000	BNP Paribas S.A., 3 mo. USD LIBOR +
	1.29%(c)	7.20 (b)	-(f)	5,847
5,000	BNP Paribas S.A. (c)	4.38	9/28/2025	5,262
10,000	BNP Paribas S.A. (c)	4.38	5/12/2026	10,518
4,000	BNP Paribas S.A. (c)	4.63	3/13/2027	4,286
3,462	Boral Finance Proprietary Ltd. Co. (c),(h)	3.75	5/01/2028	3,495
9,200	BPCE S.A. (c)	3.00	5/22/2022	9,255
9,524	BPCE S.A. (c)	3.50	10/23/2027	9,442
3,568	Canadian Imperial Bank of Commerce (c)	7.26	4/10/2032	4,244
5,000	Caribbean Development Bank (c)	4.38	11/09/2027	5,201
10,000	Cooperatieve Rabobank U.A.	3.88	2/08/2022	10,621
16,903	Cooperatieve Rabobank U.A.	3.95	11/09/2022	17,850

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$14,286	Credit Agricole London (c)	3.25%	10/04/2024	$14,306
15,000 Credit Agricole London (c)		4.13	1/10/2027	15,738
10,000 Credit Suisse Group Funding Ltd.		4.55	4/17/2026	10,755
5,000	HBOS plc (c)	6.75	5/21/2018	5,130
15,000 HSBC Bank plc, 6 mo. USD LIBOR + 0.25%		1.75 (b)	-(f)	12,976
10,000	HSBC Holdings plc	3.90	5/25/2026	10,457
5,000	HSBC Holdings plc	4.38	11/23/2026	5,268
14,100	ING Groep N.V.	3.95	3/29/2027	14,790
25,000 Lloyds Banking Group plc		3.75	1/11/2027	25,518
5,000 Lloyds Banking Group plc, 3 mo. USD LIBOR +
	1.205%(h)	3.57 (b)	11/07/2028	5,000
20,000	Mizuho Financial Group	3.17	9/11/2027	19,777
5,000 National Australia Bank Ltd.		3.00	1/20/2023	5,073
11,000	Nordea Bank AB (c)	4.88	5/13/2021	11,817
20,000	Royal Bank of Canada	4.65	1/27/2026	21,559
10,000	Royal Bank of Scotland Group plc	6.13	12/15/2022	11,135
7,000	Royal Bank of Scotland Group plc	3.88	9/12/2023	7,189
5,000	Royal Bank of Scotland Group plc	4.80	4/05/2026	5,394
5,000	Santander UK Group Holdings plc	3.57	1/10/2023	5,110
20,000	Santander UK plc (c)	5.00	11/07/2023	21,655
5,000	Santander UK plc	4.00	3/13/2024	5,295
10,000	Swedbank AB (c)	1.75	3/12/2018	10,000
7,500	Swedbank AB (c)	2.65	3/10/2021	7,581
10,000	Toronto-Dominion Bank, USD Swap Semi-
	Annual 30/360 5 YR + 2.205%	3.63 (b)	9/15/2031	9,958
10,000	Westpac Banking Corp., USD ICE Swap Rate
	NY 5 YR + 2.236%	4.32 (b)	11/23/2031	10,382
				438,894
	Diversified Capital Markets (0.3%)
21,400	Credit Suisse Group AG (c)	3.57	1/09/2023	21,932
	Life & Health Insurance (0.1%)
6,000	Great-West Life & Annuity Insurance Capital,
	LP, 3 mo. USD LIBOR + 2.538%(c)	3.85 (b)	5/16/2046	5,960
	Other Diversified Financial Services (0.2%)
5,500	ING Bank N.V., USD ICE Swap Rate NY 5 YR	4.13 (b)	11/21/2023	5,601
	+ 2.70%
10,000	Orix Corp.	3.70	7/18/2027	10,096
				15,697
	Property & Casualty Insurance (0.5%)
20,000	QBE Capital Funding III Ltd., USD Swap Semi-
	Annual 30/360 10 YR + 4.05%(c)	7.25 (b)	5/24/2041	22,575
7,500	Suncorp Metway Ltd. (c)	2.80	5/04/2022	7,538
5,000	XLIT Ltd., 3 mo. USD LIBOR + 2.4575%	3.82 (b)	-(f)	4,519
5,000	XLIT Ltd.	4.45	3/31/2025	5,114
				39,746
	Thrifts & Mortgage Finance (0.4%)
20,000	Nationwide Building Society (c)	4.00	9/14/2026	20,265
12,000	Nationwide Building Society, USD ICE Swap
	Rate NY 5 YR + 1.849%(c)	4.13 (b)	10/18/2032	12,023
				32,288
	Total Financials			554,517
	Health Care (0.3%)
	Pharmaceuticals (0.3%)
10,000	GlaxoSmithKline Capital, Inc.	4.20	3/18/2043	10,859

15 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Health Care (0.3%)

Pharmaceuticals (0.3%)

	Teva Pharmaceutical Finance Netherlands III
$15,000	B.V. (d)	3.15%	10/01/2026	$13,293
				24,152
	Total Health Care			24,152

Industrials (3.5%)

Aerospace & Defense (0.1%)

3,000	DAE Funding LLC (c)	5.00	8/01/2024	3,071
5,000	Rolls-Royce Holdings plc (c)	3.63	10/14/2025	5,196
				8,267
	Agricultural & Farm Machinery (0.2%)
15,000	CNH Industrial N.V.	4.50	8/15/2023	15,900
	Airlines (1.1%)
4,333	Air Canada Pass-Through Trust (c)	5.38	11/15/2022	4,570
21,256	Air Canada Pass-Through Trust (c)	4.13	11/15/2026	22,465
9,120	Air Canada Pass-Through Trust (c)	3.60	9/15/2028	9,354
5,711	Air Canada Pass-Through Trust (c)	3.75	6/15/2029	5,889
17,019	British Airways Pass-Through Trust (c)	4.63	12/20/2025	18,283
3,118	Latam Airlines Pass-Through Trust	4.20	8/15/2029	3,177
8,363	Turkish Airlines Pass-Through Trust (c)	4.20	9/15/2028	8,186
1,638	Virgin Australia Trust (c)	6.00	4/23/2022	1,679
4,372	Virgin Australia Trust (c)	5.00	4/23/2025	4,585
10,000	WestJet Airlines Ltd. (c)	3.50	6/16/2021	10,149
				88,337
	Airport Services (0.5%)
10,000	Heathrow Funding Ltd. (c)	4.88	7/15/2023	10,780
15,000	Sydney Airport Finance Co. Proprietary Ltd. (c)	3.90	3/22/2023	15,627
10,000	Sydney Airport Finance Co. Proprietary Ltd.	3.63	4/28/2026	10,139
				36,546
	Diversified Support Services (0.1%)
5,500	Brambles USA, Inc. (c)	4.13	10/23/2025	5,689
	Industrial Conglomerates (1.2%)
7,500	CK Hutchison International 16 Ltd. (c)	2.75	10/03/2026	7,205
10,000	CK Hutchison International 17 Ltd. (c)	3.50	4/05/2027	10,111
10,000	CK Hutchison International 17 Ltd. (c)	3.25	9/29/2027	9,885
5,000	Hutchison Whampoa International 11 Ltd. (c)	4.63	1/13/2022	5,324
10,000	Hutchison Whampoa International 12 Ltd. (c)	2.00	11/08/2017	10,001
10,000	Hutchison Whampoa International 14 Ltd. (c)	3.63	10/31/2024	10,344
20,000	Siemens Financieringsmaatschappij N.V. (c)	3.25	5/27/2025	20,485
10,000	Siemens Financieringsmaatschappij N.V. (c)	3.40	3/16/2027	10,288
12,250	Smiths Group plc (c)	3.63	10/12/2022	12,434
				96,077
	Railroads (0.2%)
12,000	Canadian National Railway Co.	2.75	3/01/2026	11,949
	Trading Companies & Distributors (0.1%)
7,000	Aercap Ireland Cap Ltd.	4.63	7/01/2022	7,521
	Total Industrials			270,286
	Information Technology (0.1%)
	Electronic Manufacturing Services (0.1%)
4,800	Tyco Electronics Group S.A.	3.13	8/15/2027	4,777

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Materials (2.2%)

Commodity Chemicals (0.1%)

$10,000	Braskem Finance Ltd.	6.45%	2/03/2024	$11,456
	Construction Materials (0.2%)
3,000	CEMEX, S.A.B. de C.V. (c)	6.50	12/10/2019	3,108
10,000	Holcim US Finance Sarl & Cie SCS (c)	6.00	12/30/2019	10,738
4,000	Votorantim Cimentos S.A. (d)	7.25	4/05/2041	4,300
				18,146
	Diversified Metals & Mining (0.5%)
2,500	Anglo American Capital plc (c)	3.75	4/10/2022	2,579
5,000	Anglo American Capital plc (c)	4.88	5/14/2025	5,347
6,667	Anglo American Capital plc (c)	4.00	9/11/2027	6,684
5,000	Glencore Funding, LLC (c)	4.13	5/30/2023	5,245
15,000	Glencore Funding, LLC (c)	4.00	3/27/2027	15,130
				34,985
	Fertilizers & Agricultural Chemicals (0.2%)
10,000	Potash Corp. of Saskatchewan, Inc.	3.00	4/01/2025	9,829
2,000	Yara International ASA (c)	7.88	6/11/2019	2,167
				11,996
	Gold (0.4%)
15,000	Goldcorp, Inc.	3.70	3/15/2023	15,597
10,000	Kinross Gold Corp.	5.95	3/15/2024	11,150
2,000	Kinross Gold Corp. (c)	4.50	7/15/2027	2,030
				28,777
	Metal & Glass Containers (0.1%)
1,000	Ardagh Packaging Finance plc / Ardagh
	Holdings USA, Inc. (c)	4.25	9/15/2022	1,032
7,500	CCL Industries, Inc. (c)	3.25	10/01/2026	7,190
2,500	Reynolds Group Holdings Ltd. (c)	5.13	7/15/2023	2,606
				10,828
	Paper Products (0.1%)
5,000	Amcor Finance USA, Inc. (c)	3.63	4/28/2026	4,972
	Precious Metals & Minerals (0.2%)
13,000	Fresnillo plc (c)	5.50	11/13/2023	14,349
	Specialty Chemicals (0.1%)
10,000	Air Liquide Finance SA (c)	3.50	9/27/2046	9,612
	Steel (0.3%)
10,000	ArcelorMittal	6.75	2/25/2022	11,550
5,000	Vale Overseas Ltd.	4.38	1/11/2022	5,226
5,000	Vale Overseas Ltd.	6.25	8/10/2026	5,774
				22,550
	Total Materials			167,671
	Real Estate (0.5%)
	REITs - Retail (0.5%)
5,000	Scentre Group Trust (c)	2.38	4/28/2021	4,966
10,000	Scentre Group Trust (c)	3.25	10/28/2025	9,904
20,000	WEA Finance, LLC / Westfield UK & Europe
	Finance plc (c)	3.75	9/17/2024	20,398
				35,268
	Total Real Estate			35,268

17 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)(j)	Security	Rate	Maturity	(000)

Telecommunication Services (0.2%)

Integrated Telecommunication Services (0.2%)

$ 15,000 Deutsche Telekom International Finance B.V. (c) 3.60% 1/19/2027 $ 15,264

Utilities (0.8%)

Electric Utilities (0.8%)

5,000	Comision Federal de Electricidad (c)	4.75	2/23/2027	5,256
5,000	EDP Finance B.V. (c),(d)	5.25	1/14/2021	5,411
25,000	Electricite De France S.A., USD Swap Semi-
	Annual 30/360 10 YR + 3.709%(c)	5.25 (b)	-(f)	26,125
6,000	Emera US Finance, LP	3.55	6/15/2026	6,068
5,000	Enel Finance International N.V. (c)	3.63	5/25/2027	5,007
10,000	Fortis, Inc.	3.06	10/04/2026	9,728
3,500	Transelec S.A. (c)	3.88	1/12/2029	3,491
				61,086
	Total Utilities			61,086
	Total Eurodollar and Yankee Obligations (cost: $1,304,539)			1,357,438

FOREIGN GOVERNMENT OBLIGATIONS (0.5%)

	10,000 Italy Government International Bond		5.38	6/15/2033	11,691
CAD	15,000 Province of Alberta		2.55	12/15/2022	11,867
CAD	20,000 Province of Ontario		2.85	6/02/2023	16,063
		Total Foreign Government Obligations (cost: $45,942)			39,621
		ASSET-BACKED SECURITIES (1.9%)
		Financials (1.6%)
		Asset-Backed Financing (1.6%)
	1	Access Group, Inc., 3 mo. USD LIBOR + 0.26%	1.63 (b)	4/25/2029	1
	1,563	ARL First, LLC, 1 mo. USD LIBOR + 1.75%(c)	2.99 (b)	12/15/2042	1,569
	2,000	Avis Budget Rental Car Funding AESOP, LLC
		(c)	4.42	9/20/2019	2,015
	3,000	Avis Budget Rental Car Funding AESOP, LLC
		(c)	3.52	2/20/2020	2,989
	1,334	Avis Budget Rental Car Funding AESOP, LLC
		(c)	3.75	7/20/2020	1,339
	6,500	California Republic Auto Receivables Trust	2.91	12/15/2022	6,486
	6,115	CIT Education Loan Trust, 3 mo. USD LIBOR +
		0.3%(c)	1.63 (b)	6/25/2042	5,501
	8,500	CIT Equipment Collateral (c)	2.15	2/20/2020	8,511
	2,000	Citibank Credit Card Issuance Trust	5.35	2/07/2020	2,021
	3,000	Credit Acceptance Auto Loan Trust (c)	3.30	7/17/2023	3,014
	7,000	Element Rail Leasing I, LLC (c)	3.67	4/19/2044	7,045
	3,000	Hertz Vehicle Financing LLC (c)	2.65	7/25/2022	2,965
	8,667	Hertz Vehicle Financing LLC (c)	3.29	10/25/2023	8,696
	20,000	Louisiana Environmental Facilities and
		Community Dev.	3.24	8/01/2028	20,262
	2,750	MMAF Equipment Finance, LLC (c)	2.68	7/16/2027	2,747
	10,000	MMAF Equipment Finance, LLC (c)	2.49	2/19/2036	10,026
	3,000	Navient Student Loan Trust, 1 mo. USD LIBOR
		+ 1.5%	2.74 (b)	8/25/2050	2,933
	986	Nelnet Student Loan Trust, 3 mo. USD LIBOR +
		0.28%	1.60 (b)	9/22/2035	863
	2,000	Renew Financial (c),(k),(u)	3.22	9/22/2053	1,999
	5,000	SBA Tower Trust (c)	2.90	10/15/2044	5,041
	5,951	SLM Student Loan Trust, 3 mo. USD LIBOR +
		0.23%	1.60 (b)	1/25/2041	5,342

Portfolio of Investments | 18

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,231	SLM Student Loan Trust, 3 mo. USD LIBOR +
	0.55%	1.92% (b)	10/25/2065	$2,133
3,750	TCF Auto Receivables Owner Trust (c)	2.89	7/15/2021	3,755
10,000	Trip Rail Master Funding, LLC (c)	4.09	4/15/2044	10,180
3,334	Trip Rail Master Funding, LLC (c)	3.74	8/15/2047	3,329
1,344	Westlake Automobile Receivables Trust (c)	2.45	1/15/2021	1,345
				122,107
	Total Financials			122,107

Telecommunication Services (0.1%)

Wireless Telecommunication Services (0.1%)

10,000 Crown Castle Towers, LLC (c)	3.22	5/15/2042	10,178

Utilities (0.2%)

Electric Utilities (0.2%)

15,000	Hawaii Dept. of Business Economic Dev. &
	Tourism	3.24	1/01/2031	15,142
	Total Asset-Backed Securities (cost: $145,794)			147,427
	COLLATERALIZED LOAN OBLIGATIONS (1.2%)
	Financials (1.2%)
3,500	American Money Management Corp., 3 mo.
	USD LIBOR + 1.5%(c)	2.86 (b)	10/15/2028	3,524
3,500	CIFC Funding Ltd., 3 mo. USD LIBOR + 1.7%(c)	3.01 (b)	4/23/2029	3,510
7,500	Dryden Senior Loan Fund, 3 mo. USD LIBOR +
	1.5%(c)	2.86 (b)	4/15/2027	7,520
4,000	Dryden Senior Loan Fund, 3 mo. USD LIBOR +
	2%(c)	3.36 (b)	7/20/2029	4,097
10,000	Grippen Park Ltd., 3 mo. USD LIBOR +1.26%
	(c)	2.62 (b)	1/20/2030	10,089
5,000	Loomis Sayles Ltd., 3 mo. USD LIBOR +
	1.53%(c)	2.89 (b)	10/15/2027	5,006
10,000	Oaktree EIF Ltd., 3 mo. USD LIBOR + 2.0%(c)	3.31 (b)	10/20/2027	10,049
10,000	Race Point Ltd., 3 mo. USD LIBOR + 1.6%(c)	2.97 (b)	7/25/2028	10,031
6,500	Teachers Insurance and Annuity Association of
	America, 3 mo. USD LIBOR + 1.7%(c)	3.06 (b)	7/20/2028	6,526
7,000	Teachers Insurance and Annuity Association of
	America, 3 mo. USD LIBOR + 1.7%(c)	3.06 (b)	4/20/2029	7,031
9,750	Trinitas Ltd., 3 mo. USD LIBOR + 1.7%	3.07 (b)	10/25/2028	9,801
10,000	Trinitas Ltd., 3 mo. USD LIBOR + 1.3%(c)	2.69 (b)	7/25/2029	9,988
3,000	Voya Ltd, 3 mo. USD LIBOR + 1.6%(c)	2.95 (b)	4/17/2030	3,013
1,000	Voya Ltd., 3 mo. USD LIBOR + 1.42%(c)	2.79 (b)	7/25/2026	1,001
	Total Financials			91,186
	Total Collateralized Loan Obligations (cost: $90,726)			91,186
	COMMERCIAL MORTGAGE SECURITIES (3.8%)
	Financials (3.8%)
	Commercial Mortgage-Backed Securities (3.3%)
3,932	Banc of America Commercial Mortgage, Inc.	5.00 (t)	7/10/2044	2,827
10,000	Citigroup Commercial Mortgage Trust	3.36	7/10/2047	10,356
2,500	Citigroup Commercial Mortgage Trust	3.62	7/10/2047	2,627
4,000	Citigroup Commercial Mortgage Trust	3.86	7/10/2047	4,164
9,500	Citigroup Commercial Mortgage Trust	3.79	9/15/2050	9,837
8,600	Commercial Mortgage Trust	3.25	10/15/2045	8,744
5,925	Commercial Mortgage Trust (c)	3.42	10/15/2045	6,089
6,000	Commercial Mortgage Trust	2.77	12/10/2045	6,072

19 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$4,000	Commercial Mortgage Trust	3.61% (t)	6/10/2046	$4,211
5,000	Commercial Mortgage Trust	3.80	8/10/2047	5,280
7,500	Commercial Mortgage Trust	4.08	8/10/2047	7,930
15,000	Commercial Mortgage Trust	3.90	7/10/2050	15,932
2,000	Commercial Mortgage Trust	4.29	7/10/2050	2,131
2,500 GE Capital Commercial Mortgage Corp.		5.61 (t)	12/10/2049	2,536
4,869 GS Mortgage Securities Corp. II		3.38	5/10/2045	5,035
5,000 GS Mortgage Securities Trust		3.28	2/10/2046	5,067
5,000 GS Mortgage Securities Trust (c)		3.68	2/10/2046	5,113
5,000 GS Mortgage Securities Trust		4.24	8/10/2046	5,411
6,000 GS Mortgage Securities Trust		3.76	7/10/2048	6,353
15,000 J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (c)	5.66 (t)	11/15/2043	15,923
5,697 J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	4.82 (t)	5/15/2045	6,008
10,000	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	4.27	6/15/2045	10,581
5,140	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	5,176
9,000	J.P. Morgan Chase Commercial Mortgage
	Securities Trust	4.44 (t)	2/15/2047	9,658
2,750	Morgan Stanley Capital I, Inc. (c)	5.20 (t)	6/15/2044	2,915
3,000	Morgan Stanley Capital I, Inc.	3.77	3/15/2045	3,105
3,200	Morgan Stanley Capital I, Inc.	3.46	5/15/2046	3,261
7,000	Morgan Stanley Capital I, Inc.	4.00 (t)	5/15/2048	7,313
9,375	UBS Commercial Mortgage Trust	4.17	5/10/2045	9,914
15,000	UBS Commercial Mortgage Trust	4.82	5/10/2045	16,262
2,313	UBS-Barclays Commercial Mortgage Trust (c)	4.18	5/10/2063	2,430
1,500	WF-RBS Commercial Mortgage Trust (c)	5.00 (t)	6/15/2044	1,619
5,000	WF-RBS Commercial Mortgage Trust	3.35	5/15/2045	5,081
10,000	WF-RBS Commercial Mortgage Trust	4.09 (t)	6/15/2045	10,508
5,000	WF-RBS Commercial Mortgage Trust	3.24	12/15/2045	5,077
20,000	WF-RBS Commercial Mortgage Trust	3.65	12/15/2046	20,727
				251,273
	Interest-Only Commercial Mortgage-Backed Securities (0.5%)
37,030	Commercial Mortgage Trust Pass-Through
	Certificates (g)	1.88 (t)	5/15/2045	2,572
63,834	Commercial Mortgage Trust Pass-Through
	Certificates (g)	1.83 (t)	10/15/2045	4,150
66,996	Freddie Mac (+)	1.55 (t)	10/25/2018	766
65,808	Freddie Mac (+)	1.51 (t)	3/25/2019	1,053
58,356	Freddie Mac (+)	1.38 (t)	1/25/2022	2,707
92,514	Freddie Mac (+)	1.43 (t)	5/25/2022	4,931
70,611	Freddie Mac (+)	1.47 (t)	6/25/2022	3,956
68,916	Freddie Mac (+)	1.00 (t)	10/25/2022	2,446
94,220	Freddie Mac (+)	1.02 (t)	11/25/2022	3,926
28,423	GS Mortgage Securities Corp. II (g)	2.23 (t)	5/10/2045	1,840
190,667	GS Mortgage Securities Trust (c),(g)	0.21 (t)	5/03/2032	3,464
52,428	UBS Commercial Mortgage Trust (c),(g)	2.08 (t)	5/10/2045	3,938
27,574	WF Commercial Mortgage Trust (c),(g)	1.80 (t)	10/15/2045	1,977
				37,726
	Total Financials			288,999
	Total Commercial Mortgage Securities (cost: $276,747)			288,999

U.S. GOVERNMENT AGENCY ISSUES (3.5%)(l)

Mortgage-Backed Pass-Through Securities (3.3%)

11,250	Fannie Mae (+)	2.15	1/25/2023	11,153
9,730	Fannie Mae (+)	2.50	2/01/2028	9,838
3,500	Fannie Mae (+)	2.78	2/25/2027	3,504
2,500	Fannie Mae (+)	2.96	2/25/2027	2,527

Portfolio of Investments | 20

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$9,500	Fannie Mae (+)	3.17%	3/25/2027	$9,661
1,717	Fannie Mae (+)	5.00	6/01/2033	1,883
400	Fannie Mae (+)	5.50	7/01/2021	417
2,177	Fannie Mae (+)	5.50	9/01/2035	2,443
1,050	Fannie Mae (+)	5.50	10/01/2035	1,174
254	Fannie Mae (+)	5.50	1/01/2036	283
952	Fannie Mae (+)	5.50	4/01/2036	1,063
981	Fannie Mae (+)	5.50	2/01/2037	1,091
973	Fannie Mae (+)	5.50	3/01/2037	1,085
484	Fannie Mae (+)	5.50	11/01/2037	537
1,232	Fannie Mae (+)	5.50	5/01/2038	1,362
781	Fannie Mae (+)	6.00	5/01/2036	880
744	Fannie Mae (+)	6.00	6/01/2036	848
1,175	Fannie Mae (+)	6.00	8/01/2037	1,331
241	Fannie Mae (+)	6.50	4/01/2031	274
5	Fannie Mae (+)	6.50	7/01/2031	6
433	Fannie Mae (+)	6.50	3/01/2032	492
11	Fannie Mae (+)	7.00	10/01/2022	12
6	Fannie Mae (+)	7.00	3/01/2023	6
3,500	Freddie Mac (+)	1.60	8/15/2051	3,439
10,000	Freddie Mac (+)	2.59	5/25/2026	9,722
20,000	Freddie Mac (+)	2.65	8/25/2026	19,867
17,000	Freddie Mac (+)	2.77	5/25/2025	17,111
15,000	Freddie Mac (+)	2.81	1/25/2025	15,250
12,000	Freddie Mac (+)	2.85	3/25/2026	12,035
7,000	Freddie Mac (+)	3.00	12/25/2025	7,170
8,000	Freddie Mac (+)	3.01	7/25/2025	8,215
10,000	Freddie Mac (+)	3.02	1/25/2025	10,297
4,855	Freddie Mac (+)	3.12	10/25/2031	4,820
4,533	Freddie Mac (+)	3.24	8/25/2027	4,687
7,500	Freddie Mac (+)	3.29	3/25/2029	7,661
10,000	Freddie Mac (+)	3.41	12/25/2026	10,487
9,000	Freddie Mac (+)	3.43	1/25/2027	9,457
10,834	Freddie Mac (+)	3.50	5/01/2042	11,196
4,506	Freddie Mac (+)	3.50	8/01/2046	4,664
9,595	Freddie Mac (+)	3.50	5/01/2047	9,874
15,500	Freddie Mac (+)	3.51	4/25/2030	16,139
150	Freddie Mac (+)	5.00	6/01/2020	153
523	Freddie Mac (+)	5.00	1/01/2021	543
612	Freddie Mac (+)	5.50	11/01/2020	636
218	Freddie Mac (+)	5.50	12/01/2020	225
767	Freddie Mac (+)	5.50	12/01/2035	854
534	Freddie Mac (+)	5.50	4/01/2036	590
3,146	Government National Mortgage Assn. I	5.00	8/15/2033	3,493
93	Government National Mortgage Assn. I	6.00	8/15/2028	104
46	Government National Mortgage Assn. I	6.00	9/15/2028	51
118	Government National Mortgage Assn. I	6.00	9/15/2028	132
1,362	Government National Mortgage Assn. I	6.00	9/15/2028	1,547
245	Government National Mortgage Assn. I	6.00	10/15/2028	279
126	Government National Mortgage Assn. I	6.00	1/15/2029	142
19	Government National Mortgage Assn. I	6.00	1/15/2029	21
194	Government National Mortgage Assn. I	6.00	1/15/2029	219
233	Government National Mortgage Assn. I	6.00	1/15/2033	265
5	Government National Mortgage Assn. I	6.50	6/15/2023	6
144	Government National Mortgage Assn. I	6.50	7/15/2023	159
4	Government National Mortgage Assn. I	6.50	7/15/2023	5
23	Government National Mortgage Assn. I	6.50	9/15/2023	26
140	Government National Mortgage Assn. I	6.50	10/15/2023	155
75	Government National Mortgage Assn. I	6.50	10/15/2023	82
16	Government National Mortgage Assn. I	6.50	10/15/2023	18
177	Government National Mortgage Assn. I	6.50	12/15/2023	196
78	Government National Mortgage Assn. I	6.50	12/15/2023	86
32	Government National Mortgage Assn. I	6.50	1/15/2024	36
66	Government National Mortgage Assn. I	6.50	2/15/2024	73

21 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$52	Government National Mortgage Assn. I	6.50%	4/15/2026	$58
240	Government National Mortgage Assn. I	6.50	5/15/2028	274
460	Government National Mortgage Assn. I	6.50	10/15/2031	510
36	Government National Mortgage Assn. I	7.00	5/15/2023	39
26	Government National Mortgage Assn. I	7.00	5/15/2023	28
21	Government National Mortgage Assn. I	7.00	5/15/2023	22
14	Government National Mortgage Assn. I	7.00	5/15/2023	15
57	Government National Mortgage Assn. I	7.00	6/15/2023	60
72	Government National Mortgage Assn. I	7.00	6/15/2023	76
35	Government National Mortgage Assn. I	7.00	8/15/2023	35
14	Government National Mortgage Assn. I	7.00	8/15/2023	15
64	Government National Mortgage Assn. I	7.00	8/15/2023	68
11	Government National Mortgage Assn. I	7.00	8/15/2023	11
41	Government National Mortgage Assn. I	7.00	9/15/2023	43
13	Government National Mortgage Assn. I	7.00	1/15/2026	14
22	Government National Mortgage Assn. I	7.00	3/15/2026	24
7	Government National Mortgage Assn. I	7.00	3/15/2026	8
152	Government National Mortgage Assn. I	7.00	10/15/2027	175
265	Government National Mortgage Assn. I	7.00	6/15/2029	290
131	Government National Mortgage Assn. I	7.00	6/15/2029	142
20	Government National Mortgage Assn. I	7.00	7/15/2029	20
221	Government National Mortgage Assn. I	7.00	8/15/2031	250
79	Government National Mortgage Assn. I	7.00	7/15/2032	89
69	Government National Mortgage Assn. I	7.50	7/15/2023	73
136	Government National Mortgage Assn. I	7.50	6/15/2026	148
74	Government National Mortgage Assn. I	7.50	6/15/2026	81
83	Government National Mortgage Assn. I	7.50	7/15/2026	90
132	Government National Mortgage Assn. I	7.50	5/15/2027	144
146	Government National Mortgage Assn. I	7.50	2/15/2028	167
103	Government National Mortgage Assn. I	7.50	12/15/2028	120
76	Government National Mortgage Assn. I	7.50	8/15/2029	86
532	Government National Mortgage Assn. II	5.50	4/20/2033	593
500	Government National Mortgage Assn. II	6.00	8/20/2032	567
365	Government National Mortgage Assn. II	6.00	9/20/2032	413
174	Government National Mortgage Assn. II	6.50	8/20/2031	201
				249,006
	Other U.S. Government Securities (0.2%)
8,621	Totem Ocean Trailer Express, Inc., Title XI	6.37	4/15/2028	9,763
5,214	Washington Aircraft 1 Co. Ltd. (NBGA)	2.64	9/15/2026	5,267
				15,030
	Total U.S. Government Agency Issues (cost: $260,257)			264,036
Principal
Amount
(000)
	U.S. TREASURY SECURITIES (10.5%)
	Bonds (3.9%)(s)
30,000	3.88%, 8/15/2040			35,578
20,000	4.25%, 11/15/2040			25,022
40,000	2.75%, 8/15/2042			39,440
10,000	2.75%, 11/15/2042			9,848
5,000	3.38%, 5/15/2044			5,496
25,000	3.00%, 11/15/2044			25,687
70,000	2.50%, 2/15/2045			65,133
5,000	3.00%, 11/15/2045			5,130
60,000	2.50%, 2/15/2046			55,652
12,950	2.25%, 8/15/2046			11,355

Portfolio of Investments | 22

Principal		Market
Amount		Value
(000)	Security	(000)
$10,000	2.88%, 11/15/2046			$10,002
10,000	2.75%, 8/15/2047			9,751
				298,094
	Inflation-Indexed Notes (0.9%)
58,607	2.38%, 1/15/2025			66,811
	Notes (5.7%)(s)
5,000	3.38%, 11/15/2019			5,177
50,000	3.63%, 2/15/2020			52,235
45,000	3.50%, 5/15/2020			47,051
25,000	2.63%, 8/15/2020			25,622
55,000	2.63%, 11/15/2020			56,432
25,000	2.00%, 2/15/2022			25,080
20,000	1.63%, 8/15/2022			19,676
20,000	1.63%, 11/15/2022			19,626
10,000	2.00%, 2/15/2023			9,970
5,000	2.50%, 5/15/2024			5,094
10,000	2.25%, 11/15/2024			10,010
80,000	2.00%, 2/15/2025			78,625
5,000	2.25%, 11/15/2025			4,981
50,000	1.63%, 2/15/2026			47,390
10,000	2.25%, 2/15/2027			9,905
10,000	2.38%, 5/15/2027			10,006
10,000	2.25%, 8/15/2027			9,891
				436,771
	Total U.S. Treasury Securities (cost: $788,016)			801,676
		Coupon
		Rate	Maturity
	MUNICIPAL BONDS (7.7%)
	Airport/Port (0.9%)
6,500	Chicago Midway Airport	5.00%	1/01/2025	7,499
8,000	Chicago Midway Airport	5.00	1/01/2026	9,200
5,000	Chicago O'Hare International Airport	5.00	1/01/2021	5,517
12,570	Dallas-Fort Worth International Airport Facilities	4.00	11/01/2021	13,411
2,265	Dallas-Fort Worth International Airport Facilities	4.44	11/01/2021	2,415
8,250	Miami-Dade County	2.70	10/01/2026	7,989
1,700	Port of Corpus Christi Auth.	3.29	12/01/2023	1,732
1,500	Port of Corpus Christi Auth.	3.39	12/01/2024	1,533
1,000	Port of Corpus Christi Auth.	3.49	12/01/2025	1,029
5,000	Port of Oakland	4.50	5/01/2030	5,427
11,700	Port of Oakland	4.50	5/01/2032	12,597
				68,349
	Appropriated Debt (0.7%)
4,955	Indiana Finance Auth.	4.36	7/15/2029	5,387
4,260	Indiana Finance Auth.	4.53	7/15/2031	4,598
1,500	Indiana Finance Auth.	3.62	7/01/2036	1,507
3,250	Jacksonville	2.00	10/01/2019	3,249
3,000	Jacksonville	2.37	10/01/2020	3,017
5,000	Kannapolis	7.28	3/01/2027	5,484
10,000	Kansas Dev. Finance Auth.	4.73	4/15/2037	10,854
2,000	McLennan County Public Facility	3.90	6/01/2029	2,034
10,000	Miami-Dade County School Board (INS)	5.38	5/01/2031	11,138
6,000	Palm Beach County School Board	5.40	8/01/2025	6,942

23 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$850	Placentia Yorba Linda Unified School District	5.40%	8/01/2021	$932
				55,142
	Casinos & Gaming (0.0%)
6,589 Mashantucket (Western) Pequot Tribe (m)		7.35 (n)	7/01/2026	1,219
	Community Service (0.0%)
2,750 Art Institute of Chicago		3.23	3/01/2022	2,782
	Education (0.7%)
1,550	Austin CCD	6.76	8/01/2030	1,954
2,000 Austin Texas Community College District Public
	Auth.	6.91	8/01/2035	2,548
5,000	El Paso County	4.47	10/01/2035	5,344
2,500	Horace Mann School	3.27	7/01/2027	2,489
9,520	Indiana State	2.13	7/15/2019	9,556
5,000	New Jersey EDA	2.42	6/15/2018	5,007
14,310	New Jersey EDA	4.45	6/15/2020	14,742
2,700	New Jersey EDA	5.25	9/01/2022	2,930
2,500	New Jersey EDA	5.71	6/15/2030	2,633
3,000	New Jersey EDA	4.02	7/01/2039	3,068
1,625 Pennsylvania Public School Building Auth. (INS)		2.84	12/01/2019	1,643
1,300 Pennsylvania Public School Building Auth. (INS)		4.08	12/01/2023	1,375
2,000 Torrance Unified School District		5.52	8/01/2021	2,216
				55,505
	Education Services (0.2%)
6,080	Princeton Theological Seminary	4.11	7/01/2023	6,525
5,000	Univ. of Notre Dame	3.44	2/15/2045	4,939
				11,464
	Electric Utilities (0.3%)
5,000	Appling County Dev. Auth	2.40	1/01/2038(o)	5,007
3,000	Hawaii Department of Budget and Finance	3.25	1/01/2025	3,105
7,235	Hawaiian Electric Co., Inc.	3.10	5/01/2026	7,365
10,000	Ohio Air Quality Dev. Auth.	3.75	12/01/2023(o)	4,963
5,000	Ohio Water Dev. Auth.	4.00	12/01/2033(o)	2,443
				22,883
	Electric/Gas Utilities (0.5%)
10,000	Cleveland Public Power	5.50	11/15/2038	10,441
2,000	Jackson Energy Auth.	2.90	4/01/2022	2,035
2,745	Jackson Energy Auth.	3.05	4/01/2023	2,790
3,915	Jackson Energy Auth.	3.20	4/01/2024	3,991
10,000	Long Island Power Auth.	5.25	5/01/2022	10,871
2,500	Long Island Power Auth.	3.98	9/01/2025	2,588
2,500	Long Island Power Auth.	4.13	9/01/2026	2,606
5,014	Pedernales Electric Cooperative, Inc. (c)	5.95	11/15/2022	5,377
				40,699
	Escrowed Bonds (0.2%)
7,300	New Jersey EDA (PRE)	5.25	9/01/2022	8,206
7,000	New York MTA (ETM)	1.47	7/01/2018	6,994
2,500	Tohopekaliga Water Auth. (PRE)	5.25	10/01/2036	2,877
				18,077
	General Obligation (1.3%)
1,250	City and County of Honolulu	2.51	11/01/2022	1,261

Portfolio of Investments | 24

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	City and County of Honolulu	2.51%	11/01/2022	$5,043
900	City and County of Honolulu	2.81	11/01/2023	915
730	City and County of Honolulu	2.91	11/01/2024	740
680	City and County of Honolulu	3.06	11/01/2025	692
775	City and County of Honolulu	3.16	11/01/2026	788
625	City and County of Honolulu	3.26	11/01/2027	637
690	City and County of Honolulu	3.36	11/01/2028	705
7,000	Hawaii	2.80	10/01/2027	6,827
1,250	Las Virgenes Unified School District	5.54	8/01/2025	1,417
600	Oyster Bay	3.55	2/01/2019	599
1,830	Oyster Bay	3.80	2/01/2020	1,830
1,500	Oyster Bay	3.95	2/01/2021	1,492
10,000	Philadelphia School District	5.06	9/01/2042	10,839
4,250	Riverside Community College District	3.49	8/01/2023	4,425
3,000	Riverside Community College District	3.61	8/01/2024	3,131
3,625	Scranton School District	4.13	6/15/2034(o)	3,598
2,000	State of Illinois	5.67	3/01/2018	2,023
5,570	State of Illinois	5.00	8/01/2019	5,873
1,800	State of Mississippi	2.83	12/01/2024	1,815
2,000	State of Mississippi	3.03	12/01/2025	2,021
10,000	State of Mississippi	3.73	10/01/2032	10,418
10,000	State of Washington	5.25	2/01/2036	11,194
3,845	Town of Hamden	4.93	8/15/2030	3,976
10,000	Town of Stratford	5.75	8/15/2030	11,246
2,200	Winnebago	3.80	12/01/2026	2,235
				95,740
	Health Care Facilities (0.1%)
8,000	Metropolitan Nashville & Davidson County
	Health & Educational Board	4.05	7/01/2026	8,402
	Hospital (1.2%)
7,000	Baylor Scott & White Holdings	3.10	11/15/2025	6,947
20,000	Baylor Scott & White Holdings	2.65	11/15/2026	19,162
4,250	Boston Medical Center Corp.	4.52	7/01/2026	4,440
10,000	Community Hospitals of Indiana	4.24	5/01/2025	10,518
15,000	Eastern Maine Healthcare	5.02	7/01/2036	14,692
15,000	Mercy Healthcare System	3.38	11/01/2025	15,095
6,500	NYU Hospitals Center	4.17	7/01/2037	6,642
1,375	Pennsylvania	3.20	11/15/2027	1,375
10,000	Rochester Health Care Facilities	4.50	11/15/2038(o)	11,208
				90,079
	Multi-Utilities (0.1%)
5,000	New York Energy Research and Dev. Auth.	2.38	7/01/2026(o)	5,117
	Multifamily Housing (0.0%)
1,365	Oklahoma Development Finance Auth.	5.88	8/01/2037	1,473
	Municipal Finance (0.1%)
10,000	Pennsylvania State IDA (c)	3.56	7/01/2024	9,967
	Real Estate Tax/Fee (0.3%)
5,000	Industry Public Facilities Auth. (INS)	3.47	1/01/2021	5,116
5,000	Industry Public Facilities Auth. (INS)	3.82	1/01/2022	5,193
5,250	San Marcos Redevelopment Agency	4.02	10/01/2025	5,546
6,500	San Marcos Redevelopment Agency	4.47	10/01/2029	6,958
2,590	Vista Redevelopment Agency (INS)	4.13	9/01/2030	2,662
				25,475

25 | USAA Income Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Sales Tax (0.1%)
$3,500	Arizona School Facilities Board	2.38%	9/01/2019	$3,524
	Semiconductors (0.0%)
1,250	Sandoval County	2.32	6/01/2019	1,246
1,000	Sandoval County	2.72	6/01/2020	1,001
				2,247
	Special Assessment/Tax/Fee (0.6%)
9,000	Colony Local Dev. Corp. (INS)	4.38	10/01/2033	9,127
5,000	Maine Municipal Bond Bank	4.25	6/01/2023	5,373
5,000	New Jersey Transportation Trust Fund Auth.	1.76	12/15/2018	4,985
3,320	New Jersey Transportation Trust Fund Auth.	5.50	12/15/2022	3,779
5,000	New York City Transitional Finance Auth.	5.00	2/01/2035	5,542
10,000	South Carolina Public Service Auth.	4.77	12/01/2045	10,397
5,000	Transportation Trust Fund Auth. (INS)	5.25	12/15/2022	5,664
				44,867
	Toll Roads (0.1%)
3,000	North Texas Tollway Auth. (PRE)	5.00	9/01/2031	3,392
	Water/Sewer Utility (0.3%)
6,500	Chicago Wastewater Transmission	5.84	1/01/2035	7,295
5,000	Houston Utility System	5.00	11/15/2033	5,531
10,825	New York Municipal Water Finance Auth.	5.25	6/15/2040	11,506
				24,332
	Total Municipal Bonds (cost: $573,454)			590,735
	Total Bonds (cost: $7,181,500)			7,400,535

Number

of Shares

EQUITY SECURITIES (1.8%)

COMMON STOCKS (0.5%)

Consumer Staples (0.0%)

Household Products (0.0%)

24,000 Kimberly-Clark Corp.	2,700

Energy (0.1%)

Integrated Oil & Gas (0.1%)

23,780	Chevron Corp.	2,756
55,000	Royal Dutch Shell plc ADR "A"	3,466
		6,222
	Total Energy	6,222

Financials (0.2%)

Asset Management & Custody Banks (0.0%)

202,000	Prospect Capital Corp.(d)	1,210
	Consumer Finance (0.0%)
24,649	Synchrony Financial	804

Portfolio of Investments | 26

		Market
Number		Value
of Shares	Security	(000)
	Diversified Banks (0.1%)
50,000	Bank of Montreal	$3,831
25,000	Canadian Imperial Bank of Commerce	2,201
		6,032
	Regional Banks (0.0%)
126,414	Regions Financial Corp.	1,957
	REITs - Mortgage (0.1%)
89,000	AGNC Investment Corp.	1,792
135,632	Annaly Capital Management, Inc.	1,554
199,850	MFA Financial, Inc.	1,647
192,200	Two Harbors Investment Corp.	1,883
		6,876
	Total Financials	16,879
	Health Care (0.0%)
	Pharmaceuticals (0.0%)
44,920	Merck & Co., Inc.	2,475
	Industrials (0.0%)
	Industrial Conglomerates (0.0%)
55,835	General Electric Co.	1,126
	Information Technology (0.1%)
	Semiconductors (0.1%)
63,943	Intel Corp.	2,909
18,500	QUALCOMM, Inc.	943
		3,852
	Total Information Technology	3,852
	Telecommunication Services (0.0%)
	Integrated Telecommunication Services (0.0%)
44,050	AT&T, Inc.	1,483
21,000	Verizon Communications, Inc.	1,005
		2,488
	Total Telecommunication Services	2,488
	Utilities (0.1%)
	Electric Utilities (0.0%)
27,500	Southern Co.	1,435
	Multi-Utilities (0.1%)
44,000	CMS Energy Corp.	2,128
15,200	Dominion Energy, Inc.	1,234
		3,362
	Total Utilities	4,797
	Total Common Stocks (cost: $31,894)	40,539
	PREFERRED STOCKS (1.3%)
	Consumer Staples (0.3%)
	Agricultural Products (0.3%)
200,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	5,801

27 | USAA Income Fund

Principal
Amount		Market
$(000)/		Value
Shares	Security	(000)
172,520	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c)	$18,368
		24,169
	Total Consumer Staples	24,169

Financials (0.2%)

Diversified Banks (0.0%)

40,000 Citigroup Capital XIII, 7.75%, 3 mo. USD LIBOR + 6.37%(b)	1,092
Property & Casualty Insurance (0.1%)
$5,000 Catlin Insurance Co. Ltd., 4.33%, perpetual, 3 mo. USD LIBOR + 2.975%(b),(c)	4,750
Regional Banks (0.1%)
10,800 M&T Bank Corp., 6.38%, cumulative redeemable, perpetual	11,125
Total Financials	16,967
Real Estate (0.7%)
REITs - Industrial (0.3%)
344,500 ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual	24,178
REITs - Residential (0.4%)
142,500 Equity Residential Properties Trust, depositary shares, Series K, 8.29%, cumulative
redeemable, perpetual	9,040
250,000 Mid-America Apartment Communities, Inc., 8.5%, cumulative redeemable, perpetual	16,534
25,574
Total Real Estate	49,752
Utilities (0.1%)
Electric Utilities (0.1%)
200,000 Entergy Texas, Inc., 5.63%	5,206
Total Preferred Stocks (cost: $79,037)	96,094
Total Equity Securities (cost: $110,931)	136,633
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (0.7%)

COMMERCIAL PAPER (0.5%)

Industrials (0.0%)

Industrial Machinery (0.0%)

$ 1,533 Snap-On, Inc. (c),(p)1.20% 11/06/20171,533

Materials (0.3%)

Diversified Chemicals (0.3%)

25,796 Ei Du Pont De Nemours (c),(p)	1.39	11/08/2017	25,789

Utilities (0.2%)

Electric Utilities (0.2%)

5,070 Southern California Edison Co. (c),(p)	1.23	11/07/2017	5,069

Portfolio of Investments | 28

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$8,000	Wisconsin Electric Power Corp.	1.16%	11/01/2017	$8,000
				13,069
	Total Utilities			13,069
	Total Commercial Paper (cost: $40,391)			40,391

VARIABLE-RATE DEMAND NOTES (0.1%)

Materials (0.1%)

Forest Products (0.1%)

9,200 Liberty County IDA (cost: $9,200)	1.06(q)	10/01/2028	9,200

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.94% (r)
5,001,495 (cost: $5,001)	5,001
Total Money Market Instruments (cost: $54,592)	54,592

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

49,020	Federated Government Obligations Fund Institutional Class, 0.91%(r)	49
25,401	Fidelity Government Portfolio Class I, 0.92%(r)	25
2,477,700	Goldman Sachs Financial Square Government Fund Institutional Class, 0.93%(r)	2,478
32,131,069	Invesco Government & Agency Portfolio Institutional Class, 0.95%(r)	32,131
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
86,950	0.92%(r)	87
112,938	Western Asset Institutional Government Reserves Institutional Class, 0.95%(r)	113
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $34,883)	34,883
	Total Investments (cost: $7,381,906)	$7,626,643

29 | USAA Income Fund

$ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2		LEVEL 3	Total
Bonds:
Corporate Obligations	$	— $	3,819,417	$	— $	3,819,417
Eurodollar and Yankee Obligations		—	1,357,438		—	1,357,438
Foreign Government Obligations		—	39,621		—	39,621
Asset-Backed Securities		—	145,428		1,999	147,427
Collateralized Loan Obligations		—	91,186		—	91,186
Commercial Mortgage Securities		—	288,999		—	288,999
U.S. Government Agency Issues		—	264,036		—	264,036
U.S. Treasury Securities		801,676	—		—	801,676
Municipal Bonds		—	590,735		—	590,735
Equity Securities:
Common Stocks		40,539	—		—	40,539
Preferred Stocks		—	96,094		—	96,094
Money Market Instruments:
Commercial Paper		—	40,391		—	40,391
Variable-Rate Demand Notes		—	9,200		—	9,200
Government & U.S. Treasury Money Market
Funds		5,001	—		—	5,001
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds		34,883	—		—	34,883
Total		$882,099 $	6,742,545		$1,999	$7,626,643
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS
						Asset-Backed
($ in 000s)						Securities
Balance as of July 31, 2017						$-
Purchases						1,999
Sales						-
Transfers into Level 3						-
Transfers out of Level 3						-
Net realized gain (loss) on investments						-
Change in net unrealized appreciation/(depreciation) of investments						-

Balance as of October 31, 2017						$1,999

For the period of August 1, 2017, through October 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 30

$ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2		LEVEL 3	Total
Bonds:
Corporate Obligations	$	— $	3,819,417	$	— $	3,819,417
Eurodollar and Yankee Obligations		—	1,369,129		—	1,369,129
Foreign Government Obligations		—	27,930		—	27,930
Asset-Backed Securities		—	145,428		1,999	147,427
Collateralized Loan Obligations		—	91,186		—	91,186
Commercial Mortgage Securities		—	288,999		—	288,999
U.S. Government Agency Issues		—	264,036		—	264,036
U.S. Treasury Securities		801,676	—		—	801,676
Municipal Bonds		—	590,735		—	590,735
Equity Securities:
Common Stocks		40,539	—		—	40,539
Preferred Stocks		—	96,094		—	96,094
Money Market Instruments:
Commercial Paper		—	40,391		—	40,391
Variable-Rate Demand Notes		—	9,200		—	9,200
Government & U.S. Treasury Money Market
Funds		5,001	—		—	5,001
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds		34,883	—		—	34,883
Total		$882,099 $	6,742,545		$1,999	$7,626,643
Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS
						Asset-Backed
($ in 000s)						Securities
Balance as of July 31, 2017						$-
Purchases						1,999
Sales						-
Transfers into Level 3						-
Transfers out of Level 3						-
Net realized gain (loss) on investments						-
Change in net unrealized appreciation/(depreciation) of investments						-

Balance as of October 31, 2017						$1,999

For the period of August 1, 2017, through October 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 30

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Income Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic

946.The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: Income Fund Shares (Fund Shares), Income Fund Institutional Shares (Institutional Shares), Income Fund Adviser Shares (Adviser Shares), and Income Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the

31 | USAA Income Fund

Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an

Notes to Portfolio of Investments | 32

external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

4.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

33 | USAA Income Fund

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category is primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral

$33,968,000	$-	$34,883,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior

Notes to Portfolio of Investments | 34

to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $7,648,556,000 at October 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 19.6% of net assets at October 31, 2017.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are

35 | USAA Income Fund

divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
CAD	Canadian dollars
CCD	Community College District
CMT	Constant Maturity Treasury
EDA	Economic Development Authority

Notes to Portfolio of Investments | 36

ETM	Escrowed to final maturity
ICE	Intercontinental Exchange
IDA	Industrial Development Authority/Agency
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
Title XI	The Title XI Guarantee Program provides a guarantee of payment of principal and interest of debt obligations issued by U.S. merchant marine and
U.S. shipyards by enabling owners of eligible vessels and shipyards to obtain financing at attractive terms. The guarantee carries the full faith and credit of the U.S. government.
USD	U.S. Dollar

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: AMBAC
Assurance Corp., Assured Guaranty Municipal Corp., Berkshire Hathaway
Assurance Corp., or Build America Mutual Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(NBGA)	Principal and interest payments are guaranteed by a nonbank guarantee agreement from Export-Import Bank of the United States.

SPECIFIC NOTES

(a)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2017.

37 | USAA Income Fund

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)The security, or a portion thereof, was out on loan as of October 31, 2017.

(e)At October 31, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(f)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(g)Security deemed illiquid by the Manager, under liquidity guidelines approved by the the Board. The aggregate market value of these securities at October 31, 2017, was $23,004,000, which represented 0.3% of the Fund's net assets.

(h)At October 31, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $13,558,000, which included when-issued securities of $8,495,000.

(i)The senior loan will settle after October 31, 2017, at which time the interest rate will be determined.

(j)In U.S. dollars unless otherwise noted.

(k)Security was fair valued at October 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,999,000, which represented less than 0.1% of the Fund's net assets.

(l)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(m)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(n)A portion of the coupon is payable in kind (PIK) 7.35% (6.35% cash, 1.00% PIK).

Notes to Portfolio of Investments | 38

(o)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(p)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(q)Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

(r)Rate represents the money market fund annualized seven-day yield at October 31, 2017.

(s)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(t)Stated interest rates may change slightly over time as underlying mortgages pay down.

(u)Security was fair valued at Level 3.

39 | USAA Income Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA INCOME STOCK FUND

OCTOBER 31, 2017

(Form N-Q)

48452 -1217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Income Stock Fund

October 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (97.3%)

COMMON STOCKS (97.3%)

Consumer Discretionary (5.1%)

Advertising (0.4%)

175,215	Omnicom Group, Inc.	$11,773
	Auto Parts & Equipment (0.3%)
164,900	Magna International, Inc.	8,995
	Automobile Manufacturers (0.7%)
121,804	Daimler AG ADR	10,207
804,000	Ford Motor Co.	9,865
		20,072
	Distributors (0.4%)
123,080	Genuine Parts Co.	10,859
	Home Improvement Retail (1.0%)
171,774	Home Depot, Inc.	28,477
	Hotels, Resorts & Cruise Lines (0.3%)
131,089	Carnival Corp.	8,703
	Movies & Entertainment (0.5%)
399,849	Regal Entertainment Group "A"(a)	6,538
73,975	Time Warner, Inc.	7,271
		13,809
	Restaurants (1.5%)
206,551	Brinker International, Inc.(a)	6,345
221,589	McDonald's Corp.	36,986
		43,331
	Total Consumer Discretionary	146,019
	Consumer Staples (10.7%)
	Agricultural Products (0.1%)
61,100	Bunge Ltd.	4,202
	Brewers (0.3%)
119,253	Molson Coors Brewing Co. "B"	9,644
	Drug Retail (0.3%)
104,586	CVS Health Corp.	7,167
	Household Products (2.5%)
96,933	Colgate-Palmolive Co.	6,829
186,851	Kimberly-Clark Corp.	21,023
489,745	Procter & Gamble Co.	42,284
		70,136

1 | USAA Income Stock Fund

		Market
Number		Value
of Shares	Security	(000)
	Hypermarkets & Super Centers (1.5%)
495,937	Wal-Mart Stores, Inc.	$43,300
	Packaged Foods & Meat (1.0%)
242,971	Campbell Soup Co.	11,510
230,854	Kraft Heinz Co.	17,852
		29,362
	Personal Products (0.8%)
374,200	Unilever N.V.(a)	21,689
	Soft Drinks (1.5%)
295,264	Coca-Cola Co.	13,576
257,000	Coca-Cola European Partners plc	10,501
156,517	PepsiCo, Inc.	17,253
		41,330
	Tobacco (2.7%)
379,589	Altria Group, Inc.	24,377
380,769	British American Tobacco plc ADR	24,522
272,451	Philip Morris International, Inc.	28,509
		77,408
	Total Consumer Staples	304,238
	Energy (8.1%)
	Integrated Oil & Gas (5.1%)
342,100	Chevron Corp.	39,646
344,489	Exxon Mobil Corp.	28,713
803,289	Occidental Petroleum Corp.	51,868
364,137	Royal Dutch Shell plc ADR "A"	22,952
		143,179
	Oil & Gas Drilling (0.2%)
125,345	Helmerich & Payne, Inc.(a)	6,807
	Oil & Gas Equipment & Services (0.7%)
158,035	Halliburton Co.	6,754
194,900	Schlumberger Ltd.	12,474
		19,228
	Oil & Gas Exploration & Production (0.7%)
315,084	ConocoPhillips	16,117
340,800	Peyto Exploration & Dev. Corp.	4,689
		20,806
	Oil & Gas Refining & Marketing (0.2%)
200,000	Keyera Corp.	5,888
	Oil & Gas Storage & Transportation (1.2%)
655,574	Enterprise Products Partners, LP(a)	16,061
144,124	Magellan Midstream Partners, LP	9,903
242,020	Williams Companies, Inc.	6,898
		32,862
	Total Energy	228,770
	Financials (16.5%)
	Asset Management & Custody Banks (1.3%)
418,483	Bank of New York Mellon Corp.	21,531
32,524	BlackRock, Inc.	15,313
		36,844

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Consumer Finance (0.6%)
517,133	Synchrony Financial	$16,869
	Diversified Banks (5.2%)
1,668,400	Bank of America Corp.	45,698
120,529	Commonwealth Bank of Australia ADR	7,194
584,864	JPMorgan Chase & Co.	58,843
494,839	U.S. Bancorp	26,909
180,474	Wells Fargo & Co.	10,132
		148,776
	Financial Exchanges & Data (1.1%)
230,924	CME Group, Inc.	31,676
	Insurance Brokers (1.1%)
332,251	Arthur J. Gallagher & Co.	21,042
120,529	Marsh & McLennan Companies, Inc.	9,754
		30,796
	Investment Banking & Brokerage (0.6%)
320,500	Morgan Stanley	16,025
	Life & Health Insurance (0.6%)
312,907	MetLife, Inc.	16,766
	Multi-Line Insurance (0.5%)
561,830	Allianz SE ADR	13,147
	Property & Casualty Insurance (2.9%)
135,900	Allstate Corp.	12,756
191,200	Chubb Ltd.	28,837
399,900	Progressive Corp.	19,455
66,323	Travelers Companies, Inc.	8,784
277,390	XL Group Ltd.	11,226
		81,058
	Regional Banks (2.6%)
544,300	Fifth Third Bancorp	15,730
1,005,459	KeyCorp	18,350
44,753	M&T Bank Corp.	7,463
501,247	People's United Financial, Inc.	9,353
177,300	PNC Financial Services Group, Inc.	24,253
		75,149
	Total Financials	467,106
	Health Care (11.3%)
	Biotechnology (2.6%)
668,855	AbbVie, Inc.	60,364
48,467	Amgen, Inc.	8,492
64,800	Gilead Sciences, Inc.	4,858
		73,714
	Health Care Equipment (1.5%)
175,000	Abbott Laboratories	9,490
397,214	Medtronic plc	31,984
		41,474
	Managed Health Care (0.6%)
87,403	UnitedHealth Group, Inc.	18,374
	Pharmaceuticals (6.6%)
461,203	Johnson & Johnson	64,296
783,738	Merck & Co., Inc.	43,176
197,500	Novartis AG ADR	16,310

3 | USAA Income Stock Fund

		Market
Number		Value
of Shares	Security	(000)
1,812,378	Pfizer, Inc.	$63,542
		187,324
	Total Health Care	320,886

Industrials (12.8%)

Aerospace & Defense (4.0%)

100,375	Boeing Co.	25,895
49,742	General Dynamics Corp.	10,097
71,190	Lockheed Martin Corp.	21,938
121,006	Raytheon Co.	21,805
278,920	United Technologies Corp.	33,403
		113,138
	Agricultural & Farm Machinery (0.3%)
60,401	Deere & Co.	8,026
	Air Freight & Logistics (0.9%)
207,953	United Parcel Service, Inc. "B"	24,440
	Building Products (0.8%)
541,177	Johnson Controls International plc	22,399
	Commercial Printing (0.3%)
132,645	Deluxe Corp.	9,239
	Electrical Components & Equipment (1.8%)
433,029	Eaton Corp. plc	34,651
230,854	Emerson Electric Co.	14,881
		49,532
	Environmental & Facilities Services (1.2%)
308,832	Republic Services, Inc.	20,096
173,459	Waste Management, Inc.	14,253
		34,349
	Industrial Conglomerates (2.2%)
112,876	3M Co.	25,983
1,338,301	General Electric Co.	26,980
70,787	Honeywell International, Inc.	10,205
		63,168
	Industrial Machinery (0.8%)
56,200	Parker-Hannifin Corp.	10,263
77,500	Stanley Black & Decker, Inc.	12,520
		22,783
	Railroads (0.5%)
132,800	Union Pacific Corp.	15,377
	Total Industrials	362,451
	Information Technology (13.7%)
	Communications Equipment (1.7%)
1,379,092	Cisco Systems, Inc.	47,096
	Data Processing & Outsourced Services (0.7%)
64,302	Automatic Data Processing, Inc.	7,476
209,809	Paychex, Inc.	13,383
		20,859
	IT Consulting & Other Services (0.1%)
24,791	DXC Technology Co.	2,269
	Semiconductors (5.6%)
146,037	Analog Devices, Inc.	13,333

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
787,501	Cypress Semiconductor Corp.	$12,490
624,954	Intel Corp.	28,429
612,029 Maxim Integrated Products, Inc.		32,156
113,514	Microchip Technology, Inc.	10,761
570,650	QUALCOMM, Inc.	29,109
338,122	Texas Instruments, Inc.	32,693
		158,971
	Systems Software (3.2%)
700,885	Microsoft Corp.	58,300
648,990	Oracle Corp.	33,033
		91,333
	Technology Hardware, Storage, & Peripherals (2.4%)
156,803	Apple, Inc.	26,506
1,324,700	HP, Inc.	28,547
154,750	Western Digital Corp.	13,815
		68,868
	Total Information Technology	389,396
	Materials (2.5%)
	Diversified Chemicals (1.3%)
511,329	DowDuPont, Inc.	36,974
	Fertilizers & Agricultural Chemicals (0.6%)
78,439	Agrium, Inc.	8,544
60,960	Monsanto Co.	7,382
		15,926
	Gold (0.2%)
1,290,900	Tahoe Resources, Inc.	6,196
	Paper Packaging (0.4%)
258,276	Bemis Co., Inc.	11,628
	Total Materials	70,724
	Real Estate (2.0%)
	REITs - Health Care (0.7%)
308,018	Welltower, Inc.	20,625
	REITs - Industrial (0.1%)
123,800	Duke Realty Corp.	3,526
	REITs - Office (0.1%)
21,900	Boston Properties, Inc.	2,654
	REITs - Residential (0.1%)
39,900	Equity Residential	2,684
	REITs - Retail (0.1%)
13,500	Simon Property Group, Inc.	2,097
	REITs - Specialized (0.9%)
397,936	Iron Mountain, Inc.	15,917
42,727	Public Storage	8,855
		24,772
	Total Real Estate	56,358
	Telecommunication Services (4.5%)
	Alternative Carriers (0.3%)
369,239	CenturyLink, Inc.(a)	7,012

5 | USAA Income Stock Fund

		Market
Number		Value
of Shares	Security	(000)
	Integrated Telecommunication Services (2.2%)
995,458	AT&T, Inc.	$33,497
597,889	Verizon Communications, Inc.	28,621
		62,118
	Wireless Telecommunication Services (2.0%)
430,900	Rogers Communications, Inc. "B"	22,363
1,225,111	Vodafone Group plc ADR	35,504
		57,867
	Total Telecommunication Services	126,997
	Utilities (10.1%)
	Electric Utilities (6.3%)
188,931	American Electric Power Co., Inc.	14,058
482,414	Duke Energy Corp.	42,602
101,500	Edison International	8,115
240,420	Entergy Corp.	20,739
285,698	Eversource Energy	17,896
369,905	Exelon Corp.	14,874
274,857	Great Plains Energy, Inc.	9,024
117,174	NextEra Energy, Inc.	18,170
607,865	PPL Corp.	22,831
218,995	Southern Co.	11,432
		179,741
	Multi-Utilities (3.8%)
397,936	Ameren Corp.	24,668
356,485	CMS Energy Corp.	17,243
213,636	Dominion Energy, Inc.	17,334
378,805	NiSource, Inc.	9,989
205,983	Vectren Corp.	14,036
372,428	WEC Energy Group, Inc.	25,098
		108,368
	Total Utilities	288,109
	Total Common Stocks	2,761,054
	Total Equity Securities (cost: $2,062,898)	2,761,054
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (2.7%)

COMMERCIAL PAPER (1.2%)

Consumer Staples (0.3%)

Packaged Foods & Meat (0.3%)

$ 8,600 Tyson Foods, Inc.(b),(c)1.31% 11/03/20178,599

Energy (0.1%)

Oil & Gas Refining & Marketing (0.1%)

1,736 Motiva Enterprises, LLC	1.38	11/06/2017	1,736

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Materials (0.6%)

Fertilizers & Agricultural Chemicals (0.6%)

$7,000	FMC Corp. (b),(c)	1.40%	11/01/2017	$7,000
10,000	FMC Corp. (b),(c)	1.38	11/02/2017	10,000
				17,000
	Total Materials			17,000

Utilities (0.2%)

Multi-Utilities (0.1%)

3,000	Puget Sound Energy, Inc.	1.33	11/07/2017	2,999
	Gas Utilities (0.1%)
2,414	Spire, Inc. (b),(c)	1.41	11/17/2017	2,413
	Total Utilities			5,412
	Total Commercial Paper (cost: $32,747)			32,747

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.5%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.94%(d)
44,023,128 (cost: $44,023)	44,023
Total Money Market Instruments (cost: $76,770)	76,770

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.6%)

32,223	Federated Government Obligations Fund Institutional Class, 0.91%(d)	32
858,055	Fidelity Government Portfolio Class I, 0.92%(d)	858
9,298,126	Goldman Sachs Financial Square Government Fund Institutional Class, 0.93%(d)	9,298
33,311,035	Invesco Government & Agency Portfolio Institutional Class, 0.95%(d)	33,311
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
180,457	0.92%(d)	181
757,940	Western Asset Institutional Government Reserves Institutional Class, 0.95%(d)	758
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $44,438)	44,438
	Total Investments (cost: $2,184,106)	$2,882,262

7 | USAA Income Stock Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$2,761,054	$	— $		— $	2,761,054
Money Market Instruments:
Commercial Paper	—		32,747		—	32,747
Government & U.S. Treasury Money Market
Funds	44,023		—		—	44,023
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	44,438		—		—	44,438
Total	$2,849,515		$32,747	$	— $	2,882,262

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through October 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 8

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Income Stock Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Income Stock Fund Shares (Fund Shares), Income Stock Fund Institutional Shares (Institutional Shares), and Income Stock Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the

9 | USAA Income Stock Fund

Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

Notes to Portfolio of Investments | 10

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

11 | USAA Income Stock Fund

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral

$43,066,000	$-	$44,438,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,837,037,000 at October 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.9% of net assets at October 31, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

Notes to Portfolio of Investments | 12

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing
REIT	ownership of foreign shares. Dividends are paid in U.S. dollars.
Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of October 31, 2017.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)Rate represents the money market fund annualized seven-day yield at October 31, 2017.

13 | USAA Income Stock Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA MONEY MARKET FUND

OCTOBER 31, 2017

(Form N-Q)

48447 -1217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Money Market Fund

October 31, 2017 (unaudited)

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

FIXED-RATE INSTRUMENTS (25.4%)

Diversified Banks (17.1%)

$103,383	Bank of America Corp.	5.75%	12/01/2017	$103,739
76,783	Bank of America Corp.	2.00	1/11/2018	76,843
30,000	Bayerische Landesbank	1.55	2/15/2018	30,000
40,000	Canadian Imperial Bank of Commerce	1.33	1/19/2018	40,000
30,000	Canadian Imperial Bank of Commerce	1.47	4/05/2018	30,000
15,000	Citigroup, Inc.	1.70	4/27/2018	14,998
25,000	DnB NOR Bank ASA	1.40	4/17/2018	25,000
30,000	Landesbank Baden-Wurttemberg	1.30	11/22/2017	30,000
30,000	Landesbank Baden-Wurttemberg	1.36	12/11/2017	30,000
25,000	Landesbank Baden-Wurttemberg	1.42	12/19/2017	25,000
35,000	Landesbank Baden-Wurttemberg	1.62	2/12/2018	35,000
48,000	Landesbank Baden-Wurttemberg	1.60	4/03/2018	48,000
25,000	Natixis	1.35	11/28/2017	25,000
50,000	Natixis	1.38	12/04/2017	50,000
25,000	Norinchukin Bank	1.39	12/18/2017	25,000
25,000	Norinchukin Bank	1.40	1/22/2018	25,000
55,000	Norinchukin Bank	1.45	3/27/2018	55,000
40,000	Societe Generale	1.46	1/24/2018	40,000
51,775	Wells Fargo & Co.	1.50	1/16/2018	51,764
				760,344
	Diversified Capital Markets (2.6%)
25,000	Credit Suisse AG	1.41	11/06/2017	25,000
25,000	Credit Suisse AG	1.75	8/01/2018	25,000
25,000	Credit Suisse AG	1.76	8/08/2018	25,000
40,000	Deutsche Bank	1.89	4/19/2018	40,000
				115,000
	Investment Banking & Brokerage (5.1%)
44,374	Goldman Sachs Group, Inc.	5.95	1/18/2018	44,783
20,011	Goldman Sachs Group, Inc.	2.38	1/22/2018	20,046
86,736	Goldman Sachs Group, Inc.	6.15	4/01/2018	88,313
40,055	Morgan Stanley	5.95	12/28/2017	40,329
33,849	Morgan Stanley	1.88	1/05/2018	33,867
				227,338
	Other Diversified Financial Services (0.6%)
25,000	Toronto-Dominion Bank	1.30	11/01/2017	25,000
	Total Fixed-Rate Instruments (cost: $1,127,682)			1,127,682

COMMERCIAL PAPER (13.0%)

Asset-Backed Financing (9.6%)

15,000 Crown Point Capital Co. (a),(b)	1.33	11/02/2017	14,999

1 | USAA Money Market Fund

Principal
Amount				Coupon	Final	Value
(000)	Security			Rate	Maturity	(000)
$12,000	Crown Point Capital Co. (a),(b)			1.28%	11/03/2017	$11,999
15,000	Fairway Finance Corp. (a),(b)			1.28	11/10/2017	14,995
10,000	Fairway Finance Corp. (a),(b)			1.30	11/13/2017	9,996
10,000	Fairway Finance Corp. (a),(b)			1.28	12/06/2017	9,988
19,000	Fairway Finance Corp. (a),(b)			1.30	12/07/2017	18,975
50,000	Gotham Funding Corp. (a),(b)			1.33	1/02/2018	49,886
15,000	LMA Americas, LLC	(a),(b)		1.35	12/05/2017	14,981
14,000	LMA Americas, LLC	(a),(b)		1.42	2/01/2018	13,949
123,631	Nieuw Amsterdam Receivable		(a),(b)	1.00	11/01/2017	123,631
25,000	Nieuw Amsterdam Receivable		(a),(b)	1.28	11/16/2017	24,987
10,000	Old Line Funding, LLC (a),(b)			1.30	11/28/2017	9,990
9,000	Ridgefield Funding Co. (a),(b)			1.35	12/12/2017	8,986
39,000	Ridgefield Funding Co. (a),(b)			1.35	12/13/2017	38,939
25,000	Sheffield Receivable Co., LLC		(a),(b)	1.48	1/02/2018	24,936
9,000	Sheffield Receivable Co., LLC		(a),(b)	1.47	1/05/2018	8,976
24,500	Sheffield Receivable Co., LLC		(a),(b)	1.45	2/14/2018	24,396
						424,609
	Automobile Manufacturers (0.9%)
7,000	Hyundai Capital America	(a),(b)		1.34	11/03/2017	6,999
15,000	Hyundai Capital America	(a),(b)		1.42	11/07/2017	14,997
7,939	Hyundai Capital America	(a),(b)		1.46	12/05/2017	7,928
11,500	Hyundai Capital America	(a),(b)		1.44	12/20/2017	11,477
						41,401
	Diversified Banks (0.7%)
29,000	Natixis			1.08	11/01/2017	29,000
	Diversified Chemicals (1.3%)
35,000	Ei Du Pont De Nemours (a),(b)			1.43	11/20/2017	34,974
25,000	Ei Du Pont De Nemours (a),(b)			1.44	12/08/2017	24,963
						59,937
	Oil & Gas Refining & Marketing (0.5%)
24,000	Motiva Enterprises, LLC			1.38	11/09/2017	23,993
	Total Commercial Paper (cost: $578,940)					578,940

VARIABLE-RATE DEMAND NOTES (24.1%)

Aluminum (0.2%)

7,815	Hancock County (LOC - Wells Fargo & Co.)	1.12 (c)	4/01/2028	7,815
	Apparel, Accessories & Luxury Goods (0.1%)
3,875	St. Charles Parish (LOC - Federal Home Loan
	Bank of Atlanta)	1.25 (c)	9/01/2024	3,875
	Auto Parts & Equipment (0.1%)
3,565	Illinois Finance Auth. (LOC - Federal Home
	Loan Bank of Chicago)	1.25 (c)	7/01/2040	3,565
	Building Products (0.8%)
3,850	Cornell Iron Works, Inc. (LOC - Bank of America
	Corp.)	1.43 (c)	4/01/2019	3,850
3,485	Moondance Enterprises, LP (LOC - PNC
	Financial Services Group)	1.22 (c)	11/01/2020	3,485
28,750	Union County (LOC - SunTrust Bank)	1.16 (c)	10/01/2027	28,750
				36,085

Portfolio of Investments | 2

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Commercial Printing (0.0%)
$1,741	Fairway, LLC (LOC - Federal Home Loan Bank
	of San Francisco)	1.31% (c)	12/01/2023	$1,741
	Construction Materials (0.6%)
1,855	Franklin IDB (LOC - Federal Home Loan Bank of
	Chicago)	1.14 (c)	7/01/2032	1,855
26,625	Yavapai County IDA (LOC - Bank of Nova
	Scotia)	1.30 (c)	9/01/2035	26,625
				28,480
	Distributors (0.3%)
14,405	Bhavnani, LLC (LOC - U.S. Bancorp)	1.26( c)	5/01/2038	14,405
	Diversified Real Estate Activities (2.3%)
25,000	Fiore Capital, LLC (LOC - Wells Fargo & Co.)	1.20 (c)	8/01/2045	25,000
11,545	Kansas City Tax Financing Commission (LOC -
	Key Bank, N.A.)	1.25 (c)	6/01/2024	11,545
13,350	New York Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen)	1.25 (c)	5/01/2042	13,350
27,030	Paca-Pratt Associates, Inc. (LOC -
	Manufacturers & Traders Trust Co.)	1.69 (c)	1/01/2038	27,030
12,421	Pinnacle Properties Dev. Group, LLC (LOC -
	Federal Home Loan Bank of Cincinnati)	1.24 (c)	6/15/2041	12,421
12,020	Stobro Co., LP (LOC - Federal Home Loan Bank
	of Pittsburgh)	1.20 (c)	1/01/2032	12,020
				101,366
	Education (0.9%)
18,000	Michigan State Finance Auth. (LOC - PNC
	Financial Services Group)	1.13 (c)	9/01/2050	18,000
22,170	Univ. of Illinois (LOC - Northern Trust Corp.)	1.20 (c)	4/01/2044	22,170
				40,170
	Education Services (1.8%)
4,815	Harvest Time Tabernacle, Inc. (LOC - Federal
	Home Loan Bank of Dallas)	1.25 (c)	8/01/2037	4,815
74,500	Michigan State Finance Auth. (LOC - JP Morgan
	Chase & Co.)	1.10 (c)	9/01/2053	74,500
1,180	Summit Country Day School (LOC - U.S.
	Bancorp)	1.50 (c)	2/01/2019	1,180
				80,495
	Electric Utilities (0.8%)
5,000	Collier County IDA (LOC - Wells Fargo & Co.)	0.95 (c)	10/01/2025	5,000
24,200	Indiana Dev. Finance Auth.	1.06 (c)	12/01/2038	24,200
7,250	Mobile IDB	1.01 (c)	9/01/2031	7,250
				36,450
	Electric/Gas Utilities (1.2%)
55,000	Columbia IDB	0.98 (c)	12/01/2037	55,000
	Electronic Equipment & Instruments (0.1%)
4,310	Putnam County IDA (LOC - Citizens Financial
	Group)	1.16 (c)	7/01/2032	4,310

3 | USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Food Distributors (0.1%)
$3,990	Mississippi Business Finance Corp. (LOC -
	Federal Home Loan Bank of Dallas)	1.40% (c)	8/01/2021	$3,990
	Food Retail (0.5%)
20,000	Altoona-Blair County Dev. Corp. (LOC - PNC
	Financial Services Group) (a)	1.22 (c)	4/01/2035	20,000
1,860	Food Supply, Inc. (LOC - SunTrust Bank)	1.19 (c)	5/01/2024	1,860
				21,860
	Forest Products (0.1%)
3,000	Rex Lumber, LLC (LOC - Federal Home Loan
	Bank of Dallas)	1.24 (c)	2/01/2022	3,000
	General Merchandise Stores (0.2%)
7,805	Marion EDA (LOC - Key Bank, N.A.)	1.30 (c)	2/01/2035	7,805
	General Obligation (0.3%)
14,305	Michigan Charter Township of Commerce (LOC
	- PNC Financial Services Group)	1.25 (c)	10/01/2034	14,305
	Health Care Equipment (0.2%)
1,215	Labcon North America (LOC - BNP Paribas)	1.23 (c)	1/01/2040	1,215
7,655	Labcon North America (LOC - BNP Paribas)	1.23 (c)	6/01/2044	7,655
				8,870
	Health Care Facilities (1.4%)
14,970	BJ Financing, LLC (LOC - Bank of Montreal)	1.25 (c)	12/01/2037	14,970
6,510	Bronson Lifestyle Improvement & Research
	Center (LOC - Fifth Third Bank)	1.25 (c)	9/01/2030	6,510
1,665	Columbia County IDA (LOC - HSBC Bank
	USA, Inc.)	1.30 (c)	7/01/2027	1,665
1,550	HP LRHS Land, LLC (LOC - U.S. Bancorp)	1.22 (c)	10/01/2030	1,550
1,100	MBE Investment Co., LLC (LOC - Comerica
	Bank, N.A.)	1.40 (c)	2/01/2051	1,100
2,395	MCE MOB IV, LP (LOC - PNC Financial
	Services Group)	1.22 (c)	8/01/2022	2,395
2,670	Medical Center of Athens (LOC - Federal Home
	Loan Bank of Atlanta)	1.54 (c)	9/01/2032	2,670
6,930	MediLucent MOB I, LP (LOC - PNC Financial
	Services Group)	1.22 (c)	8/01/2030	6,930
11,375	MMC Corp. (LOC - JP Morgan Chase & Co.)	1.80 (c)	11/01/2035	11,375
2,995	Onondaga County IDA (LOC - HSBC Bank
	USA, Inc.)	1.25 (c)	1/01/2023	2,995
4,560	Sawmill Creek Lodge Co. (LOC - Fifth Third
	Bank)	1.29 (c)	10/01/2026	4,560
2,200	Syracuse IDA (LOC - HSBC Bank USA, Inc.)	1.25 (c)	1/01/2023	2,200
2,695	Tallahassee Orthopedic Center, L.C. (LOC -
	Wells Fargo & Co.)	1.24 (c)	4/03/2034	2,695
				61,615
	Health Care Services (0.2%)
5,580	Kaneville Road Joint Venture (LOC - Federal
	Home Loan Bank of Chicago)	1.24 (c)	11/01/2032	5,580
5,515	Vold Vision Ventures, LLC (LOC - Federal Home
	Loan Bank of Dallas)	1.25 (c)	10/01/2039	5,515
				11,095

Portfolio of Investments | 4

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
	Home Furnishings (0.1%)
$2,440	Caddo Parish IDB (LOC - Capital One, N.A.)	1.23% (c)	7/01/2024	$2,440
	Home Improvement Retail (0.1%)
4,650	Brookhaven IDA (LOC - Capital One, N.A.)	1.31 (c)	1/01/2025	4,650
	Homebuilding (0.3%)
11,300	Knox (LOC - SunTrust Bank)	1.20 (c)	2/01/2046	11,300
	Hospital (0.1%)
2,790	Albany IDA (LOC - Citizens Financial Group)	1.26 (c)	5/01/2035	2,790
	Hotels, Resorts & Cruise Lines (0.1%)
3,120	Connecticut Dev. Auth. (LOC - Toronto-
	Dominion Bank)	1.30 (c)	12/01/2028	3,120
1,445	Doghouse Properties, LLC (LOC - Federal
	Home Loan Bank of Atlanta)	1.24 (c)	5/01/2027	1,445
				4,565
	Industrial Machinery (0.2%)
4,736	Allegheny County IDA (LOC - PNC Financial
	Services Group)	1.30 (c)	11/01/2027	4,736
2,510	Fulton County Dev. Auth. (LOC - Federal Home
	Loan Bank of Atlanta)	1.12 (c)	5/01/2030	2,510
				7,246
	Leisure Facilities (0.7%)
10,370	Ballenisles Country Club, Inc. (LOC - Bank of
	America Corp.)	1.40 (c)	12/01/2022	10,370
4,005	Cattail Creek Country Club, Inc. (LOC -
	Manufacturers & Traders Trust Co.)	1.69 (c)	3/01/2031	4,005
9,550	CEI Capital, LLC (LOC - Fifth Third Bank)	1.25 (c)	3/01/2033	9,550
9,400	Turfway Park, LLC (LOC - Fifth Third Bank)	1.39 (c)	7/01/2022	9,400
				33,325
	Life & Health Insurance (0.3%)
2,670	2016 David Pearl Irrevocable Trust (LOC -
	Federal Home Loan Bank of Dallas)	1.24 (c)	11/01/2036	2,670
5,800	Jacob Rosenstein 2017 Irrevocable Life
	Insurance Trust (LOC - Bank of
	Oklahoma, N.A.)	1.24 (c)	8/01/2037	5,800
5,490	Linda E. Krejsek Life Insurance Trust (LOC -
	Federal Home Loan Bank of Dallas)	1.24 (c)	9/01/2037	5,490
				13,960
	Movies & Entertainment (0.4%)
14,110	Esplanade Theatres, LLC (LOC - Federal Home
	Loan Bank of Dallas)	1.32 (c)	11/01/2042	14,110
2,500	Kenner Theatres, LLC (LOC - Federal Home
	Loan Bank of Dallas)	1.32 (c)	2/01/2042	2,500
				16,610
	Multifamily Housing (1.2%)
6,100	New York Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen)	1.19 (c)	5/01/2041	6,100

5 | USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$40,300	New York Housing Finance Agency (LOC -
	Landesbank Hessen-Thuringen)	1.37% (c)	11/01/2044	$40,300
4,890	West Bend Housing Auth. (LOC - Federal Home
	Loan Bank of Chicago)	1.14 (c)	9/01/2035	4,890
				51,290
	Nursing/CCRC (0.0%)
1,850	Berks County Municipal Auth. (LOC - Citizens
	Financial Group)	1.40 (c)	5/15/2022	1,850
135	Roanoke County EDA (LOC - BB&T Corp.)	2.24 (c)	10/01/2028	135
				1,985
	Oil & Gas Refining & Marketing (1.2%)
28,930	Port of Port Arthur Navigation District	1.54 (c)	12/01/2027	28,930
8,000	Port of Port Arthur Navigation District	1.40 (c)	4/01/2040	8,000
17,000	Port of Port Arthur Navigation District	1.40 (c)	11/01/2040	17,000
				53,930
	Packaged Foods & Meat (0.3%)
2,230	Brewster Dairy, Inc. (LOC - Bank of Montreal)	1.30 (c)	4/03/2023	2,230
2,200	Indiana Finance Auth. (LOC - Bank of America
	Corp.)	1.17 (c)	12/01/2027	2,200
1,610	Lancaster IDA (LOC - Fulton Bank)	1.45 (c)	6/01/2027	1,610
7,500	Premier Mushrooms, Inc. (LOC - CoBank, ACB)	1.24 (c)	12/01/2037	7,500
1,960	St. Tammany Parish (LOC - Federal Home Loan
	Bank of Dallas)	1.26 (c)	7/01/2022	1,960
				15,500
	Paper Products (0.0%)
695	Jackson Paper Co. (LOC - Federal Home Loan
	Bank of Atlanta)	1.24 (c)	4/01/2027	695
	Publishing (1.1%)
50,000	AARP (LOC - Bank of America Corp.)	1.13 (c)	5/01/2031	50,000
	Real Estate Operating Companies (2.7%)
1,445	Cain Capital Investments, LLC (LOC - BB&T
	Corp.)	1.39 (c)	10/01/2046	1,445
10,815	Delos, LLC (LOC - Wells Fargo & Co.)	1.26 (c)	3/01/2037	10,815
2,700	Dennis Wesley Co., Inc. (LOC - Federal Home
	Loan Bank of Indianapolis)	1.24 (c)	6/15/2034	2,700
7,000	Desert Vistas, LP (LOC - Federal Home Loan
	Bank of San Francisco)	1.25 (c)	9/01/2055	7,000
3,090	East Hempfield IDA (LOC - Fulton Bank)	1.16 (c)	10/15/2026	3,090
7,450	EMF, LLC (LOC - Comerica Bank, N.A.)	1.37 (c)	6/01/2042	7,450
2,420	Foster/Schweihofer Real Estate Holding Co.,
	LLC (LOC - Comerica Bank, N.A.)	1.33 (c)	9/20/2033	2,420
3,785	Herman & Kittle Capital, LLC (LOC - Federal
	Home Loan Bank of Cincinnati)	1.24 (c)	2/01/2037	3,785
9,345	Housing Venture I (LOC - Federal Home Loan
	Bank of San Francisco)	1.25 (c)	12/01/2055	9,345
640	Indianapolis (LOC - Citizens Financial Group)	1.35 (c)	11/01/2042	640
3,450	Partisan Property, Inc. (LOC - Wells Fargo &
	Co.)	1.23 (c)	9/01/2044	3,450
2,500	Pennsylvania Economic Dev. Financing Auth.
	(LOC - PNC Financial Services Group)	1.22 (c)	4/01/2035	2,500
13,790	Pineview Estates, L.C. (LOC - Fifth Third Bank)	1.25 (c)	4/01/2038	13,790

Portfolio of Investments | 6

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)
$825	Science & Tech Campus (LOC - Fifth Third
	Bank)	1.29% (c)	11/01/2020	$825
18,575 Sugar Creek Finance Co., LLC (LOC - Northern
	Trust Corp.)	1.25 (c)	6/01/2042	18,575
30,495	Sunroad Centrum Apartments 23 (LOC -
	Comerica Bank, N.A.)	1.30 (c)	5/01/2055	30,495
				118,325
	Real Estate Tax/Fee (0.3%)
11,133	Traer Creek Metropolitan District (LOC - BNP
	Paribas)	1.20 (c)	10/01/2030	11,133
	Regional Banks (0.0%)
1,950	Cobb County IDA (LOC - Federal Home Loan
	Bank of Atlanta)	1.24 (c)	2/01/2030	1,950
	Sales Tax (0.3%)
12,455	Saint Paul (LOC - Wells Fargo & Co.)	1.17 (c)	11/01/2025	12,455
	Semiconductor Equipment (0.6%)
28,585	Saratoga County IDA (LOC - JP Morgan Chase
	& Co.)	1.26 (c)	11/01/2021	28,585
	Special Assessment/Tax/Fee (0.1%)
2,900	Sheridan Redevelopment Agency (LOC - JP
	Morgan Chase & Co.)	1.32 (c)	12/01/2029	2,900
	Specialty Stores (0.7%)
29,220	Bass Pro Rossford Development Co., LLC (LOC
	- Fifth Third Bank)	1.29 (c)	11/01/2027	29,220
2,340	Nextgen Automotive, LLC (LOC - Fifth Third
	Bank)	1.26 (c)	4/01/2048	2,340
				31,560
	Steel (1.0%)
2,500	Berkeley County	1.07 (c)	9/01/2028	2,500
2,490	Klein Steel Services, Inc. (LOC - Manufacturers
	& Traders Trust Co.) (a)	1.69 (c)	8/01/2025	2,490
2,500	Mississippi Business Finance Corp. (LOC -
	Federal Home Loan Bank of Dallas)	1.25 (c)	7/01/2020	2,500
20,000	SSAB AB (LOC - Swedbank AB)	1.24 (c)	4/01/2034	20,000
15,000	SSAB AB (LOC - Credit Agricole Corp. Inv.
	Bank)	1.24 (c)	5/01/2034	15,000
				42,490
	Technology Hardware, Storage, & Peripherals (0.0%)
690	Alameda County IDA (LOC - BNP Paribas)	1.25 (c)	12/01/2040	690
	Water Utilities (0.0%)
1,037	L3 Corp. (LOC - Fifth Third Bank)	1.29 (c)	10/01/2034	1,037
	Water/Sewer Utility (0.1%)
4,030	Hesperia Public Financing Auth. (LOC - BNP
	Paribas)	1.25 (c)	6/01/2026	4,030
	Total Variable-Rate Demand Notes (cost: $1,071,738)			1,071,738

7 | USAA Money Market Fund

Principal
Amount		Coupon	Final	Value
(000)	Security	Rate	Maturity	(000)

ADJUSTABLE-RATE NOTES (28.9%)

Diversified Banks (20.9%)

$30,000	Bank of Montreal, 1 mo. USD LIBOR + 0.32%	1.56% (d)	11/16/2017	$30,000
40,000	Bank of Nova Scotia, 1 mo. USD LIBOR +
	0.24%	1.48 (d)	10/26/2018	40,000
45,000	Bayerische Landesbank, 1 mo. USD LIBOR +
	0.4%	1.64 (d)	4/23/2018	45,000
30,000	Bayerische Landesbank, 1 mo. USD LIBOR +
	0.4%	1.64 (d)	5/09/2018	30,000
50,000	BNP Paribas New York, 1 mo. USD LIBOR +
	0.2%	1.44 (d)	8/28/2018	50,000
25,000	BNP Paribas New York, 1 mo. USD LIBOR +
	0.21%	1.45 (d)	9/20/2018	25,000
30,000	BNP Paribas New York, 1 mo. USD LIBOR +
	0.23%	1.47 (d)	10/24/2018	30,000
40,000	Canadian Imperial Bank, 1 mo. USD LIBOR +
	0.24%	1.48 (d)	10/29/2018	40,000
50,000	Citigroup, Inc., 3 mo. USD LIBOR + 1.05%	2.36 (d)	11/08/2017	50,008
31,396	Citigroup, Inc., 3 mo. USD LIBOR + 0.7%	2.02 (d)	11/24/2017	31,406
68,665	Citigroup, Inc., 3 mo. USD LIBOR + 0.69%	2.06 (d)	4/27/2018	68,810
78,061	JPMorgan Chase & Co., 3 mo. USD LIBOR +
	0.9%	2.27 (d)	1/25/2018	78,206
25,000	Mizuho Bank Ltd., 1 mo. USD LIBOR + 0.18%	1.42 (d)	3/22/2018	25,000
40,000	Natixis, 1 mo. USD LIBOR + 0.32%	1.56 (d)	1/08/2018	40,000
30,000	Natixis, 1 mo. USD LIBOR + 0.35%	1.59 (d)	1/22/2018	30,000
25,000	Natixis, 1 mo. USD LIBOR + 0.25%	1.49 (d)	7/31/2018	25,000
25,000	Royal Bank of Canada, 1 mo. USD LIBOR +
	0.21%	1.45 (d)	9/20/2018	25,000
40,000	Societe Generale, 1 mo. USD LIBOR + 0.42%	1.66 (d)	4/12/2018	40,000
30,000	Standard Chartered Bank, 1 mo. USD LIBOR +
	0.52%	1.76 (d)	11/14/2017	30,000
35,000	Standard Chartered Bank, 1 mo. USD LIBOR +
	0.21%	1.45 (d)	12/22/2017	35,000
40,000	Standard Chartered Bank, 1 mo. USD LIBOR +
	0.4%	1.64 (d)	1/23/2018	40,000
25,000	Standard Chartered Bank, 1 mo. USD LIBOR +
	0.19%	1.43 (d)	2/08/2018	25,000
30,000	Standard Chartered Bank, 1 mo. USD LIBOR +
	0.25%	1.49 (d)	10/29/2018	30,000
30,000	Sumitomo Mitsui Bank Corp., 1 mo. USD LIBOR	1.39 (d)	1/17/2018	30,000
	+ 0.15%
35,000	Wells Fargo Bank N.A., 1 mo. USD LIBOR +
	0.21%	1.45 (d)	10/31/2018	35,000
				928,430
	Diversified Capital Markets (5.1%)
50,000	Credit Suisse AG, 1 mo. USD LIBOR + 0.35%	1.59 (d)	4/20/2018	50,000
50,000	Credit Suisse AG, 1 mo. USD LIBOR + 0.37%	1.61 (d)	5/02/2018	50,000
30,000	Deutsche Bank, 1 mo. USD LIBOR + 0.49%	1.73 (d)	1/18/2018	30,000
30,000	Deutsche Bank, 1 mo. USD LIBOR + 0.71%	1.95 (d)	1/18/2018	30,000
25,000	Deutsche Bank, 1 mo. USD LIBOR + 0.57%	1.81 (d)	6/14/2018	25,000
40,000	Deutsche Bank, 1 mo. USD LIBOR + 0.58%	1.82 (d)	7/02/2018	40,000
				225,000
	Investment Banking & Brokerage (1.8%)
31,169	Goldman Sachs Group, Inc., 3 mo. USD LIBOR	2.12 (d)	12/15/2017	31,190
	+ 0.8%
50,399	Morgan Stanley, 3 mo. USD LIBOR + 0.74%	2.08 (d)	1/05/2018	50,451
				81,641

Portfolio of Investments | 8

Principal
Amount			Coupon		Final	Value
(000)	Security		Rate		Maturity	(000)
	Other Diversified Financial Services (1.1%)
$50,000	Toronto-Dominion, 1 mo. USD LIBOR + 0.2%		1.44% (d)		8/06/2018	$50,000
	Total Adjustable-Rate Notes (cost: $1,285,071)					1,285,071
	U.S. TREASURY SECURITIES (5.3%)
	BILLS (1.8%)(g)
30,000	0.94%, 11/16/2017					29,987
10,500	0.95%, 12/21/2017					10,486
38,000	1.20%, 4/05/2018					37,803
	Total U.S. Treasury Bills (cost: $78,276)					78,276
	NOTES (3.5%)(e)
90,000 1.41%(d), 1/31/2018 3 mo. USTMMR + 0.272%(f)						90,072
65,000 1.32%(d), 4/30/2018 3 mo. USTMMR + 0.19%(f)						65,073
	Total U.S. Treasury Notes (cost: $155,145)					155,145
	Total U.S. Treasury Securities (cost: $233,421)					233,421
	REPURCHASE AGREEMENTS (2.9%)
41,000 Bank of America Corp., 1.05%, acquired 10/31/2017 and due on 11/01/2017 at
	$41,000 (collateralized by $41,565 of U.S. Treasury, 0.88% - 2.88%(e), due
	1/15/2018 - 8/15/2045; combined market value $41,820)					41,000
60,000 Natixis Securities Americas, LLC, 1.03%, acquired 10/31/2017 and due on
	11/01/2017 at $60,000 (collateralized by $4,790 of U.S. Treasury, 0.13%(i),
	due 4/15/2019; $22,173 of Fannie Mae(h), 3.50% - 4.00%, due 7/01/2042 -
	8/01/2047; 41,770 of Freddie Mac(h), 3.00% - 6.00%, due 6/13/2018 -
	11/01/2047; combined market value $61,202)					60,000
26,000 RBC Capital Markets, 1.02%, acquired 10/31/2017 and due on 11/01/2017 at
	$26,000 (collateralized by $26,797 of U.S. Treasury, 1.75% - 2.00%(e), due
	5/15/2023 - 4/30/2024; combined market value $26,521)					26,000
	Total Repurchase Agreements (cost: $127,000)					127,000
	Total Investments (cost: $4,423,852)					$4,423,852
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2		LEVEL 3	Total
Money Market Instruments:
Fixed-Rate Instruments	$	— $	1,127,682	$	— $	1,127,682
Commercial Paper		—	578,940		—	578940
Variable-Rate Demand Notes		—	1,071,738		—	1,071,738
Adjustable-Rate Notes		—	1,285,071		—	1,285,071
U.S. Treasury Securities:
Bills		—	78,276		—	78,276
Notes		—	155,145		—	155,145
Repurchase Agreements		—	127,000		—	127,000
Total	$	— $	4,423,852	$	— $	4,423,852

9 | USAA Money Market Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Money Market Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2.Repurchase agreements are valued at cost.

Notes to Portfolio of Investments | 10

3.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At October 31, 2017, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

11 | USAA Money Market Fund

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,439,828,000 at October 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Fixed-rate instruments – Consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

Commercial paper – Consists of short-term unsecured promissory notes with maturities ranging from one to 270 days, issued mainly by corporations. Commercial paper is usually purchased at a discount and matures at par value; however, it also may be interest-bearing.

Variable-rate demand notes (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

Notes to Portfolio of Investments | 12

Adjustable-rate notes – Similar to variable-rate demand notes in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
IDA	Industrial Development Authority/Agency
IDB	Industrial Development Board
LIBOR	London Interbank Offered Rate
USD	U.S. Dollar
USTMMR	Quarterly U.S. Treasury Money Market Rate

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The Fund's purchases consist of securities meeting the requirements to qualify as "eligible securities" under the Securities and Exchange Commission (SEC) regulations applicable to money market funds. In order to qualify as an eligible security, the Board, must determine that the particular investment presents minimal credit risk in accordance with these SEC regulations.

(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

13 | USAA Money Market Fund

(c)Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

(d)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2017.

(e)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(f)Rates for U.S. Treasury floating rate notes rise and fall based on discount rates in auctions of 13-week Treasury bills, and are paid quarterly.

(g)Rate represents an annualized yield at time of purchase, not coupon rate.

(h)Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government- sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

(i)U.S. Treasury inflation-indexed notes – designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after- inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

Notes to Portfolio of Investments | 14

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA SMALL CAP STOCK FUND

OCTOBER 31, 2017

(Form N-Q)

48456 -1217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Small Cap Stock Fund

October 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (96.2%)

COMMON STOCKS (96.2%)

Consumer Discretionary (5.6%)

Apparel Retail (0.3%)

236,512	Cato Corp. "A"	$3,042
76,400	DSW, Inc. "A"	1,463
		4,505
	Apparel, Accessories & Luxury Goods (0.1%)
54,300	Perry Ellis International, Inc.*	1,265
	Auto Parts & Equipment (0.1%)
65,061	Modine Manufacturing Co.*	1,369
	Automobile Manufacturers (0.1%)
14,150	Thor Industries, Inc.	1,927
	Automotive Retail (1.3%)
86,600	Group 1 Automotive, Inc.	6,804
18,217	Lithia Motors, Inc. "A"	2,062
92,000	Murphy USA, Inc.*	6,841
111,000	Penske Automotive Group, Inc.	5,175
		20,882
	Broadcasting (0.5%)
27,760	Gray Television, Inc.*	432
120,370	Nexstar Broadcasting Group, Inc. "A"	7,680
		8,112
	Casinos & Gaming (0.1%)
27,891	MGM Resorts International	874
	Consumer Electronics (0.3%)
255,689	ZAGG, Inc.*	4,001
	Education Services (0.3%)
7,410	Bright Horizons Family Solutions, Inc.*	640
1,172	Capella Education Co.	96
87,440	Chegg, Inc.*	1,356
11,970	Grand Canyon Education, Inc.*	1,071
44,900	K12, Inc.*	728
14,300	Strayer Education, Inc.	1,340
		5,231
	General Merchandise Stores (0.1%)
522,070	Fred's, Inc. "A"(a)	2,302
	Homebuilding (0.9%)
81,700	Beazer Homes USA, Inc.*	1,714
89,100	KB Home	2,444
63,300	M/I Homes, Inc.*	2,114

1 | USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)
488,396	TRI Pointe Group, Inc.*	$8,640
		14,912
	Homefurnishing Retail (0.1%)
34,200	Aaron's, Inc.	1,259
	Hotels, Resorts & Cruise Lines (0.0%)
3,798	Royal Caribbean Cruises Ltd.	470
	Household Appliances (0.6%)
44,143	Helen of Troy Ltd.*	4,101
79,943	SodaStream International Ltd.*	5,090
		9,191
	Internet & Direct Marketing Retail (0.0%)
2,656	Expedia, Inc.	331
	Leisure Facilities (0.2%)
15,100	Vail Resorts, Inc.	3,458
	Movies & Entertainment (0.1%)
51,449	IMAX Corp.*	1,248
	Restaurants (0.5%)
194,000	Brinker International, Inc.	5,960
38,220	Chuy's Holdings, Inc.*	860
39,150	Dave & Buster's Entertainment*	1,887
		8,707
	Specialty Stores (0.0%)
222,200	Office Depot, Inc.	689
	Total Consumer Discretionary	90,733
	Consumer Staples (3.0%)
	Agricultural Products (0.1%)
23,200	Fresh Del Monte Produce, Inc.	1,033
	Distillers & Vintners (0.4%)
1,973,197	C&C Group plc	6,771
	Food Distributors (0.7%)
134,000	Andersons, Inc.	5,018
187,000	United Natural Foods, Inc.*	7,250
		12,268
	Food Retail (0.3%)
781,754	Smart & Final Stores, Inc.*	4,691
	Household Products (0.6%)
64,400	Central Garden & Pet Co. "A"*	2,377
161,000	Energizer Holdings, Inc.	6,921
		9,298
	Packaged Foods & Meat (0.9%)
32,000	Calavo Growers, Inc.(a)	2,358
239,364	Cranswick plc	9,792
28,560	Freshpet, Inc.*(a)	444
14,200	Sanderson Farms, Inc.	2,124
		14,718
	Total Consumer Staples	48,779
	Energy (3.0%)
	Oil & Gas Drilling (0.0%)
69,500	Transocean Ltd.*	730

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Oil & Gas Equipment & Services (1.5%)
63,900	Archrock, Inc.	$767
173,186	Enservco Corp.*(a)	83
256,901	Era Group, Inc.*	2,764
217,500	McDermott International, Inc.*	1,440
330,000	RPC, Inc.(a)	8,022
139,098	SEACOR Holdings, Inc.*	6,565
187,313	SEACOR Marine Holdings, Inc.*	2,651
328,519	Tesco Corp.*	1,265
		23,557
	Oil & Gas Exploration & Production (1.0%)
230,700	Abraxas Petroleum Corp.*	491
646,000	Callon Petroleum Co.*	7,164
35,000	Carrizo Oil & Gas, Inc.*	619
250,432	Resolute Energy Corp.*(a)	7,521
63,900	Ultra Petroleum Corp.*	507
		16,302
	Oil & Gas Refining & Marketing (0.0%)
86,000	Pacific Ethanol, Inc.*	413
	Oil & Gas Storage & Transportation (0.5%)
424,621	Dorian LPG Ltd.*	3,036
1,421,650	Scorpio Tankers, Inc.	5,061
		8,097
	Total Energy	49,099
	Financials (19.4%)
	Asset Management & Custody Banks (0.6%)
114,880	GSV Capital Corp.*	642
242,088	Safeguard Scientifics, Inc.*	3,414
258,181	Solar Capital Ltd.	5,476
		9,532
	Consumer Finance (0.2%)
63,000	Encore Capital Group, Inc.*	2,926
	Financial Exchanges & Data (0.2%)
21,980	MarketAxess Holdings, Inc.	3,824
	Investment Banking & Brokerage (0.1%)
121,610	BGC Partners, Inc. "A"	1,845
	Life & Health Insurance (0.4%)
69,600	American Equity Investment Life Holding Co.	2,054
80,600	CNO Financial Group, Inc.	1,932
119,100	Trupanion, Inc.*(a)	3,354
		7,340
	Multi-Line Insurance (0.8%)
195,063	Kemper Corp.	12,504
	Property & Casualty Insurance (1.0%)
40,379	Atlas Financial Holdings, Inc.*	797
62,400	Heritage Insurance Holdings, Inc.(a)	1,001
156,041	James River Group Holdings	6,604
112,350	Kinsale Capital Group, Inc.	4,874
115,934	State National Companies, Inc.	2,437
		15,713
	Regional Banks (12.7%)
140,056	1st Source Corp.	7,186
293,875	Banc of California, Inc.(a)	6,186

3 | USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)
127,000	Banner Corp.	$7,280
57,300	Berkshire Hills Bancorp, Inc.	2,195
48,400	Cathay General Bancorp	2,023
146,000	Chemical Financial Corp.	7,693
51,100	Customers Bancorp, Inc.*	1,397
45,900	Enterprise Financial Services Corp.	2,001
102,569	FCB Financial Holdings, Inc. "A"*	4,790
25,300	Financial Institutions, Inc.	830
334,899	First Busey Corp.	10,422
63,900	First Merchants Corp.	2,748
944,484	First Midwest Bancorp, Inc.	21,808
299,295	Flushing Financial Corp.	8,973
285,140	Great Western Bancorp, Inc.	11,574
313,146	Hancock Holding Co.	15,266
288,000	Hilltop Holdings, Inc.	6,785
432,000	Hope Bancorp, Inc.	7,970
271,719	International Bancshares Corp.	11,032
195,000	LegacyTexas Financial Group	7,779
297,912	MB Financial, Inc.	13,686
133,000	Pacific Premier Bancorp, Inc.*	5,373
30,300	Peapack-Gladstone Financial Corp.	1,051
28,800	Popular, Inc.	1,056
17,700	Preferred Bank	1,093
41,900	Synovus Financial Corp.	1,963
442,000	TCF Financial Corp.	8,053
75,282	Texas Capital Bancshares, Inc.*	6,478
478,500	Umpqua Holdings Corp.	9,790
331,600	United Community Banks, Inc.	9,092
173,800	Valley National Bancorp	1,999
17,000	Wintrust Financial Corp.	1,382
		206,954
	Reinsurance (0.5%)
144,000	Validus Holdings Ltd.	7,499
	REITs - Mortgage (0.7%)
95,900	Anworth Mortgage Asset Corp.	536
69,700	Apollo Commercial Real Estate Finance, Inc.	1,259
58,200	Cherry Hill Mortgage Investment Corp.	1,060
87,700	Chimera Investment Corp.	1,605
104,900	CYS Investments, Inc.	839
86,600	Dynex Capital, Inc.	606
64,500	Ellington Residential Mortgage	863
110,900	Invesco Mortgage Capital	1,910
145,300	New Residential Investment Corp.	2,562
		11,240
	Thrifts & Mortgage Finance (2.2%)
82,700	Dime Community Bancorp, Inc.	1,824
33,800	Farmer Mac "C"	2,509
16,000	First Defiance Financial Corp.	867
69,800	Flagstar Bancorp, Inc.*	2,608
24,135	LendingTree, Inc.*	6,469
250,600	MGIC Investment Corp.*	3,584
778,449	Northwest Bancshares, Inc.	13,132
43,000	PennyMac Financial Services, Inc. "A"*	817
86,200	Radian Group, Inc.	1,807
40,400	Walker & Dunlop, Inc.*	2,218
		35,835
	Total Financials	315,212

Portfolio of Investments | 4

Market
Number	Value
of Shares Security	(000)

Health Care (11.6%)

Biotechnology (2.8%)

29,100	Ablynx NV ADR*(a)	$605
95,380	Acceleron Pharma, Inc.*	3,720
173,000	Acorda Therapeutics, Inc.*	4,598
26,200	Argenx SE ADR*	601
385,000	Array BioPharma, Inc.*	4,023
85,500	Crispr Therapeutics AG*	1,650
28,600	Cytomx Therapeutics, Inc.*	572
66,300	Editas Medicine, Inc.*(a)	1,644
33,800	Enanta Pharmaceuticals, Inc.*	1,679
215,660	Exact Sciences Corp.*	11,859
52,550	Fennec Pharmaceuticals, Inc.*	501
55,400	Intellia Therapeutics, Inc.*(a)	1,724
195,900	Ironwood Pharmaceuticals, Inc.*	3,013
37,100	Jounce Therapeutics, Inc.*(a)	519
28,420	Ligand Pharmaceuticals, Inc.*	4,131
36,000	Macrogenics, Inc.*	712
114,200	Sangamo Biosciences, Inc.*	1,416
27,300	Spectrum Pharmaceuticals, Inc.*	535
212,340	Vital Therapies, Inc.*(a)	1,253
		44,755
	Health Care Equipment (2.3%)
73,365	ABIOMED, Inc.*	14,154
91,500	Cardiovascular Systems, Inc.*	2,203
30,610	CONMED Corp.	1,599
27,848	DexCom, Inc.*	1,252
162,900	Invacare Corp.	2,525
283,545	Natus Medical, Inc.*	12,022
162,500	Oxford Immunotec Global plc*	2,148
77,600	Tactile Systems Technology, Inc.*(a)	2,226
		38,129
	Health Care Facilities (0.2%)
25,900	Acadia Healthcare Co., Inc.*	812
130,380	Ensign Group, Inc.	3,009
		3,821
	Health Care Services (0.7%)
56,343	AMN Healthcare Services, Inc.*	2,473
102,686	CorVel Corp.*	6,161
73,010	Fulgent Genetics, Inc.*	288
61,890	Teladoc, Inc.*(a)	2,046
		10,968
	Health Care Supplies (1.1%)
202,780	Haemonetics Corp.*	9,644
24,352	ICU Medical, Inc.*	4,654
34,200	West Pharmaceutical Services, Inc.	3,468
		17,766
	Health Care Technology (2.1%)
830,115	Allscripts Healthcare Solutions, Inc.*	11,190
60,000	athenahealth, Inc.*	7,673
487,200	Evolent Health, Inc. "A"*(a)	7,917
364,000	HMS Holdings Corp.*	7,003
11,400	Veeva Systems, Inc. "A"*	695
		34,478
	Life Sciences Tools & Services (1.0%)
3,219	Agilent Technologies, Inc.	219

5 | USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)
15,850	Bio-Rad Laboratories, Inc. "A"*	$3,484
230,000	Bruker Corp.	7,222
17,900	Charles River Laboratories International, Inc.*	2,081
105,178	Harvard Bioscience, Inc.*	352
381,186	NeoGenomics, Inc.*	3,305
		16,663
	Managed Health Care (0.7%)
23,100	Magellan Health, Inc.*	1,970
106,000	Molina Healthcare, Inc.*	7,190
56,100	Triple-S Management Corp. "B"*	1,347
		10,507
	Pharmaceuticals (0.7%)
66,680	Akcea Therapeutics, Inc.*(a)	1,222
33,880	Medicines Co.*(a)	974
122,040	Nektar Therapeutics*	2,940
115,500	Pacira Pharmaceuticals, Inc.*	3,702
16,770	Phibro Animal Health Corp. "A"	631
63,810	Supernus Pharmaceuticals, Inc.*	2,654
		12,123
	Total Health Care	189,210
	Industrials (23.1%)
	Aerospace & Defense (1.2%)
66,305	Astronics Corp.*	2,281
114,115	Axon Enterprise, Inc.*(a)	2,621
267,203	Cubic Corp.	14,576
		19,478
	Air Freight & Logistics (1.7%)
31,300	Atlas Air Worldwide Holdings, Inc.*	1,921
228,985	Echo Global Logistics, Inc.*	5,507
221,086	Forward Air Corp.	12,699
190,000	Hub Group, Inc. "A"*	8,227
		28,354
	Airlines (0.3%)
81,254	Hawaiian Holdings, Inc.*	2,722
56,400	SkyWest, Inc.	2,656
		5,378
	Building Products (0.8%)
33,140	Apogee Enterprises, Inc.	1,582
2,189,328	Tyman plc	9,945
12,200	Universal Forest Products, Inc.	1,377
		12,904
	Commercial Printing (0.2%)
34,900	Brady Corp. "A"	1,328
71,900	InnerWorkings, Inc.*	782
24,800	Quad Graphics, Inc.	565
		2,675
	Construction & Engineering (0.7%)
22,500	EMCOR Group, Inc.	1,811
272,722	Primoris Services Corp.	7,710
72,300	Tutor Perini Corp.*	2,039
		11,560
	Construction Machinery & Heavy Trucks (0.5%)
56,500	Commercial Vehicle Group, Inc.*	459
96,977	Douglas Dynamics, Inc.	4,068

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
111,500	Meritor, Inc.*	$2,900
		7,427
	Diversified Support Services (1.4%)
171,381	Matthews International Corp. "A"	10,771
112,925	Mobile Mini, Inc.	3,738
273,000	Ritchie Bros. Auctioneers, Inc.	7,652
13,900	VSE Corp.	683
		22,844
	Electrical Components & Equipment (1.1%)
125,200	EnerSys	8,685
452,380	Thermon Group Holdings, Inc.*	9,731
		18,416
	Environmental & Facilities Services (0.6%)
53,100	Advanced Disposal Services, Inc.*	1,323
77,810	Hudson Technologies, Inc.*	461
223,477	SP Plus Corp.*	8,660
		10,444
	Human Resource & Employment Services (0.4%)
45,500	Kelly Services, Inc. "A"	1,197
40,700	TrueBlue, Inc.*	1,103
58,189	WageWorks, Inc.*	3,710
		6,010
	Industrial Machinery (6.4%)
276,879	Albany International Corp. "A"	16,710
135,886	CIRCOR International, Inc.	5,972
26,640	DMC Global, Inc.	579
193,257	ESCO Technologies, Inc.	11,199
37,304	Gardner Denver Holdings, Inc.*	1,076
55,900	Global Brass & Copper Holdings, Inc.	1,957
150,429	Kennametal, Inc.	6,566
914,455	Kornit Digital Ltd.*(a)	14,220
393,887	Luxfer Holdings plc ADR	4,876
472,848	Mueller Industries, Inc.	16,432
30,900	Proto Labs, Inc.*	2,696
30,714	RBC Bearings, Inc.*	3,803
41,350	Tennant Co.	2,868
588,830	TriMas Corp.*	15,633
		104,587
	Office Services & Supplies (1.7%)
872,276	ACCO Brands Corp.*	11,383
321,640	Essendant, Inc.	3,114
324,000	Interface, Inc.	7,387
358,906	Steelcase, Inc. "A"	5,222
		27,106
	Railroads (0.4%)
96,100	Genesee & Wyoming, Inc. "A"*	6,898
	Research & Consulting Services (2.2%)
116,437	CBIZ, Inc.*	1,974
292,110	FTI Consulting, Inc.*	12,488
196,914	Huron Consulting Group, Inc.*	7,207
106,579	ICF International, Inc.*	5,723
336,986	Mistras Group, Inc.*	7,080
33,300	Navigant Consulting, Inc.*	576
		35,048
	Trading Companies & Distributors (3.5%)
164,000	Air Lease Corp.	7,126

7 | USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)
319,000	Aircastle Ltd.	$7,420
341,000	BMC Stock Holdings, Inc.*	7,315
51,700	CAI International, Inc.*	1,914
141,328	GATX Corp.(a)	8,396
68,313	Kaman Corp.	3,821
118,210	Rush Enterprises, Inc. "A"*	6,003
247,700	Titan Machinery, Inc.*	3,688
255,790	Triton International Ltd.	10,206
14,000	Veritiv Corp.*	450
		56,339
	Total Industrials	375,468

Information Technology (18.2%)

Application Software (1.7%)

32,100	Cadence Design Systems, Inc.*	1,385
226,270	Callidus Software, Inc.*	5,736
344,733	Digital Turbine, Inc.*	541
11,280	Ebix, Inc.	766
27,470	Everbridge, Inc.*	732
46,739	Guidewire Software, Inc.*	3,738
9,490	Hubspot, Inc.*	821
15,730	Monotype Imaging Holdings, Inc.	363
8,250	Paycom Software, Inc.*	678
20,100	Paylocity Holding Corp.*	1,074
93,028	PROS Holdings, Inc.*	2,102
38,100	PTC, Inc.*	2,532
11,450	Tyler Technologies, Inc.*	2,030
16,872	Ultimate Software Group, Inc.*	3,418
20,700	Verint Systems, Inc.*	874
9,690	Zendesk, Inc.*	300
		27,090
	Communications Equipment (0.9%)
628,090	Aerohive Networks, Inc.*	2,487
361,120	Extreme Networks, Inc.*	4,333
92,600	Finisar Corp.*	2,180
201,847	Infinera Corp.*	1,690
156,265	RADWARE Ltd.*	2,741
160,600	Viavi Solutions, Inc.*	1,490
		14,921
	Data Processing & Outsourced Services (2.1%)
422,000	Conduent, Inc.*	6,533
57,552	Euronet Worldwide, Inc.*	5,562
109,800	Everi Holdings, Inc.*	910
476,000	Travelport Worldwide Ltd.	7,468
345,977	WNS Holdings Ltd. ADR*	13,120
		33,593
	Electronic Components (1.3%)
234,463	Belden, Inc.	18,736
15,900	Rogers Corp.*	2,418
		21,154
	Electronic Equipment & Instruments (0.5%)
25,150	OSI Systems, Inc.*	2,223
331,000	VeriFone Systems, Inc.*	6,315
		8,538
	Electronic Manufacturing Services (1.1%)
49,300	Benchmark Electronics, Inc.*	1,526
59,000	Celestica, Inc.*	593
294,334	CTS Corp.	8,006

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
17,400	IPG Photonics Corp.*	$3,704
57,900	Sanmina Corp.*	1,895
94,800	TTM Technologies, Inc.*	1,496
		17,220
	Internet Software & Services (2.5%)
63,486	2U, Inc.*	4,040
106,490	Amber Road, Inc.*	794
177,140	Apptio, Inc. "A"*	4,296
44,600	Blucora, Inc.*	968
28,680	Box, Inc. "A"*	630
10,785	CoStar Group, Inc.*	3,190
29,450	Gogo, Inc.*(a)	293
67,000	GTT Communications, Inc.*	2,442
8,400	Instructure, Inc.*	292
33,310	Liquidity Services, Inc.*	190
180,350	LivePerson, Inc.*	2,534
51,200	Match Group, Inc.*(a)	1,369
46,160	Mimecast Ltd.*	1,467
24,320	Mindbody, Inc. "A"*	784
6,650	New Relic, Inc.*	341
131,700	Nutanix, Inc. "A"*(a)	3,754
18,400	Okta, Inc.*	532
105,500	Pandora Media, Inc.*(a)	771
12,761	SPS Commerce, Inc.*	627
20,040	Stamps.com, Inc.*	4,497
290,750	Trivago NV ADR*(a)	2,125
81,500	Twilio, Inc. "A"*(a)	2,604
20,900	Wix.com Ltd.*	1,459
23,230	Yelp, Inc.*	1,085
		41,084
	IT Consulting & Other Services (1.3%)
32,200	Acxiom Corp.*	810
14,000	EPAM Systems, Inc.*	1,276
243,379	Forrester Research, Inc.	10,636
60,900	Hackett Group, Inc.	940
176,800	Perficient, Inc.*	3,439
94,968	Virtusa Corp.*	3,624
		20,725
	Semiconductor Equipment (1.8%)
19,600	Advanced Energy Industries, Inc.*	1,661
240,016	Brooks Automation, Inc.	8,254
14,400	Cabot Microelectronics Corp.	1,392
65,300	Kulicke & Soffa Industries, Inc.*	1,479
9,100	MKS Instruments, Inc.	989
129,590	PDF Solutions, Inc.*(a)	1,898
96,500	Rudolph Technologies, Inc.*	2,678
73,800	Teradyne, Inc.	3,165
62,000	Ultra Clean Holdings, Inc.*	1,582
267,000	Xperi Corp.	6,141
		29,239
	Semiconductors (1.8%)
54,500	Ceva, Inc.*	2,632
44,350	Impinj, Inc.*(a)	1,514
45,000	Inphi Corp.*(a)	1,844
86,000	Mellanox Technologies Ltd.*	4,021
78,300	Microsemi Corp.*	4,179
16,300	Monolithic Power Systems, Inc.	1,983
46,700	Power Integrations, Inc.	3,752
522,000	Rambus, Inc.*	7,679

9 | USAA Small Cap Stock Fund

		Market
Number		Value
of Shares	Security	(000)
20,700	Silicon Laboratories, Inc.*	$1,965
		29,569
	Systems Software (1.1%)
7,770	Appian Corp.*(a)	179
58,300	CyberArk Software Ltd.*(a)	2,470
42,500	Imperva, Inc.*	1,815
25,150	Proofpoint, Inc.*	2,324
84,475	Qualys, Inc.*	4,469
128,100	Rapid7, Inc.*	2,316
31,463	Red Hat, Inc.*	3,802
		17,375
	Technology Distributors (0.7%)
58,700	Insight Enterprises, Inc.*	2,645
40,200	PC Connection, Inc.	1,085
29,600	PC Mall, Inc.*	416
134,393	ScanSource, Inc.*	5,772
12,300	SYNNEX Corp.	1,659
		11,577
	Technology Hardware, Storage, & Peripherals (1.4%)
618,349	Diebold, Inc.(a)	11,934
212,360	Pure Storage, Inc. "A"*	3,489
397,200	Super Micro Computer, Inc.*(a)	7,905
		23,328
	Total Information Technology	295,413
	Materials (5.4%)
	Commodity Chemicals (1.3%)
669,097	Orion Engineered Carbons S.A.	15,824
18,600	Trinseo S.A.	1,321
199,710	Valvoline, Inc.	4,797
		21,942
	Diversified Chemicals (0.1%)
75,800	Huntsman Corp.	2,427
	Forest Products (0.9%)
134,410	Deltic Timber Corp.	12,447
66,400	Louisiana-Pacific Corp.*	1,805
		14,252
	Gold (0.1%)
164,400	IAMGOLD Corp.*	903
	Metal & Glass Containers (0.9%)
232,700	Greif, Inc. "A"	12,922
79,200	Owens-Illinois, Inc.*	1,892
		14,814
	Paper Products (1.0%)
86,171	Neenah Paper, Inc.	7,480
194,200	Schweitzer-Mauduit International, Inc.	8,201
		15,681
	Specialty Chemicals (1.0%)
11,800	Innospec, Inc.	730
81,632	Omnova Solutions, Inc.*	902
16,909	Quaker Chemical Corp.	2,626
166,642	Sensient Technologies Corp.	12,673
		16,931

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)
	Steel (0.1%)
125,011	Cleveland-Cliffs, Inc.*	$745
28,200	Olympic Steel, Inc.	532
40,200	Ryerson Holding Corp.*	354
		1,631
	Total Materials	88,581
	Real Estate (4.2%)
	REITs - Diversified (0.1%)
55,700	Select Income	1,346
	REITs - Hotel & Resort (1.2%)
62,822	Ashford Hospitality Prime, Inc.	611
19,600	Chesapeake Lodging Trust	547
530,290	DiamondRock Hospitality Co.	5,759
15,700	RLJ Lodging Trust	340
542,784	Summit Hotel Properties, Inc.	8,581
45,000	Sunstone Hotel Investors, Inc.	734
102,400	Xenia Hotels & Resorts, Inc.	2,228
		18,800
	REITs - Industrial (0.1%)
84,100	STAG Industrial, Inc.	2,296
	REITs - Office (0.5%)
222,565	Corporate Office Properties Trust	7,106
72,700	Cousins Properties, Inc.	656
32,800	Mack-Cali Realty Corp.	747
		8,509
	REITs - Residential (1.0%)
244,685	Education Realty Trust, Inc.	8,540
14,400	Nexpoint Residential Trust, Inc.	342
188,000	Starwood Waypoint Homes	6,826
		15,708
	REITs - Retail (1.0%)
354,000	Kite Realty Group Trust	6,616
675,177	Ramco-Gershenson Properties Trust	8,528
239,500	Washington Prime Group, Inc.	1,875
		17,019
	REITs - Specialized (0.3%)
44,100	InfraREIT, Inc.	988
62,649	QTS Realty Trust, Inc. "A"	3,624
		4,612
	Total Real Estate	68,290
	Telecommunication Services (0.9%)
	Alternative Carriers (0.4%)
53,020	Cogent Communications Holdings, Inc.	2,858
376,080	Vonage Holdings Corp.*	3,057
		5,915
	Wireless Telecommunication Services (0.5%)
285,000	Telephone & Data Systems, Inc.	8,308
	Total Telecommunication Services	14,223

11 | USAA Small Cap Stock Fund

Market
Number	Value
of Shares Security	(000)

Utilities (1.8%)

Electric Utilities (0.9%)

18,000	ALLETE, Inc.	$1,410
75,000	IdaCorp, Inc.	6,902
161,000	PNM Resources, Inc.	6,988
9,300	Portland General Electric Co.	444
		15,744
	Gas Utilities (0.8%)
98,998	New Jersey Resources Corp.	4,401
11,900	ONE Gas, Inc.	916
99,683	Spire, Inc.	7,870
		13,187
	Independent Power Producers & Energy Traders (0.1%)
44,461	Vistra Energy Corp.	864
	Total Utilities	29,795
	Total Common Stocks (cost: $1,218,001)	1,564,803
	RIGHTS (0.0%)
	Health Care (0.0%)
	Pharmaceuticals (0.0%)
133,709	NuPathe, Inc.*(b),(c),(d)(cost: $80)	—
	Total Equity Securities (cost: $1,218,081)	1,564,803
	MONEY MARKET INSTRUMENTS (3.9%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.9%)
	State Street Institutional Treasury Money Market Fund Premier Class, 0.94%(e)
64,132,797	(cost: $64,133)	64,133

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (4.8%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (4.8%)

59,803	Federated Government Obligations Fund Institutional Class, 0.91%(e)	60
150,027	Fidelity Government Portfolio Class I, 0.92%(e)	150
3,621,297	Goldman Sachs Financial Square Government Fund Institutional Class, 0.93%(e)	3,621
73,154,949	Invesco Government & Agency Portfolio Institutional Class, 0.95%(e)	73,155
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
391,763	0.92%(e)	392
421,457	Western Asset Institutional Government Reserves Institutional Class, 0.95%(e)	421
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $77,799)	77,799
	Total Investments (cost: $1,360,013)	$1,706,735

Portfolio of Investments | 12

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1,564,803	$	— $	— $	1,564,803
Rights	—		—	—	—
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	64,133		—	—	64,133
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	77,799		—	—	77,799
Total	$1,706,735	$	— $	— $	1,706,735

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through October 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caus ed the transfer occurred.

13 | USAA Small Cap Stock Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Small Cap Stock Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Small Cap Stock Fund Shares (Fund Shares) and Small Cap Stock Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of- funds investment strategy (USAA fund-of-funds).

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

14 | USAA Small Cap Stock Fund

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

15 | USAA Small Cap Stock Fund

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities

Notes to Portfolio of Investments | 16

loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral

$75,526,000(1)	$-	$ 77,799,000

(1)Includes $22,000 of securities on loan that were sold prior to October 31, 2017.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,626,717,000 at October 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.7% of net assets at October 31, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

17 | USAA Small Cap Stock Fund

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of October 31, 2017.

(b)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board.

(c)Security was fair valued at October 31, 2017, by the Manager in accordance with valuation procedures approved by the Board.

(d)Security was fair valued at Level 3.

(e)Rate represents the money market fund annualized seven-day yield at October 31,

2017.

*Non-income-producing security.

Notes to Portfolio of Investments | 18

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA SCIENCE & TECHNOLOGY FUND

OCTOBER 31, 2017

(Form N-Q)

48457-1217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Science & Technology Fund

October 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.5%)

COMMON STOCKS (98.1%)

Consumer Discretionary (4.7%)

Auto Parts & Equipment (0.3%)

864,903	Hota Industrial Manufacturing Co. Ltd.	$4,029
	Automobile Manufacturers (0.5%)
19,470	Tesla Motors, Inc.*	6,455
	Internet & Direct Marketing Retail (3.9%)
30,272	Amazon.com, Inc.*	33,459
404	China Literature Ltd.*(a),(b)	3
13,400	Despegar.com Corp.*(c)	413
69,040	Expedia, Inc.	8,606
49,028	Netflix, Inc.*	9,631
		52,112
	Total Consumer Discretionary	62,596
	Consumer Staples (0.3%)
	Drug Retail (0.3%)
52,473	Walgreens Boots Alliance, Inc.	3,477
6,217	Zur Rose Group AG*	859
		4,336
	Total Consumer Staples	4,336
	Financials (0.5%)
	Consumer Finance (0.5%)
241,647	Qudian, Inc.*	6,017
	Health Care (22.3%)
	Biotechnology (5.9%)
173,265	Aduro Biotech, Inc.*(c)	1,378
78,416	Alder BioPharmaceuticals, Inc.*	882
120,045	Alkermes plc*	5,854
34,700	Alnylam Pharmaceuticals, Inc.*	4,228
45,912	Arena Pharmaceuticals, Inc.*	1,287
10,695	Biogen, Inc.*	3,333
81,200	Biotoscana Investments S.A.*	583
29,810	bluebird bio, Inc.*	4,147
48,750	Calithera Biosciences, Inc.*	785
95,060	Celgene Corp.*	9,598
66,000	Clementia Pharmaceuticals, Inc.*	1,057
185,977	Coherus Biosciences, Inc.*(c)	2,092
119,621	Cytokinetics, Inc.*	1,633
19,741	Galapagos N.V.*	1,915
17,621	Genmab A/S*	3,558

1 | USAA Science & Technology Fund

		Market
Number		Value
of Shares	Security	(000)
71,932	GlycoMimetics, Inc.*(c)	$827
32,311	Incyte Corp.*	3,659
20,873	Innate Pharma S.A.*(c)	228
85,890	Ironwood Pharmaceuticals, Inc.*	1,321
79,055	Karyopharm Therapeutics, Inc.*	807
75,820	Loxo Oncology, Inc.*	6,533
63,925	Momenta Pharmaceuticals, Inc.*	901
51,758	Nightstar Therapeutics plc*	1,136
108,133	Portola Pharmaceuticals, Inc.*	5,343
9,271	Regeneron Pharmaceuticals, Inc.*	3,733
345,060	Rigel Pharmaceuticals, Inc.*	1,294
111,923	Syndax Pharmaceuticals, Inc.*	1,251
20,801	TESARO, Inc.*(c)	2,408
164,393	Trevena, Inc.*	247
25,910	Ultragenyx Pharmaceutical, Inc.*	1,194
33,735	Vertex Pharmaceuticals, Inc.*	4,933
24,500	Zealand Pharma A/S*	453
		78,598
	Health Care Distributors (0.7%)
59,815	Cardinal Health, Inc.	3,702
41,310	McKesson Corp.	5,696
		9,398
	Health Care Equipment (5.1%)
125,051	Abbott Laboratories	6,782
70,055	AtriCure, Inc.*	1,502
27,515	Baxter International, Inc.	1,774
28,061	Becton, Dickinson & Co.	5,855
356,310	Boston Scientific Corp.*	10,027
126,411	ConforMIS, Inc.*(c)	447
19,335	Danaher Corp.	1,784
30,767	Edwards Lifesciences Corp.*	3,145
141,571	Globus Medical, Inc. "A"*	4,512
42,275	Hologic, Inc.*	1,600
151,820	K2M Group Holdings, Inc.*	2,989
187,639	Medtronic plc	15,109
58,705	Stryker Corp.	9,092
14,801	Teleflex, Inc.	3,508
		68,126
	Health Care Facilities (0.6%)
49,828	Acadia Healthcare Co., Inc.*(c)	1,563
150,429	Georgia Healthcare Group plc*(a)	699
42,830	HCA Healthcare, Inc.*	3,240
24,320	LifePoint Health, Inc.*	1,171
10,890	Universal Health Services, Inc. "B"	1,118
		7,791
	Health Care Services (0.3%)
48,698	Envision Healthcare Corp.*	2,074
46,134	Teladoc, Inc.*(c)	1,525
		3,599
	Health Care Supplies (0.2%)
25,092	Dentsply Sirona, Inc.	1,532
108,058	Endologix, Inc.*(c)	573
		2,105
	Health Care Technology (0.4%)
24,645	athenahealth, Inc.*	3,152
36,290	Cerner Corp.*	2,450
		5,602

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Life Sciences Tools & Services (0.8%)
13,990	ICON plc*	$1,663
36,424	Nanostring Technologies, Inc.*	363
44,060	Thermo Fisher Scientific, Inc.	8,540
16,500	Wuxi Biologics Cayman, Inc.*(a)	93
		10,659
	Managed Health Care (2.8%)
8,894	Aetna, Inc.	1,512
28,170	Anthem, Inc.	5,894
29,168	Cigna Corp.	5,753
6,740	Humana, Inc.	1,721
92,700	UnitedHealth Group, Inc.	19,487
14,910	WellCare Health Plans, Inc.*	2,948
		37,315
	Pharmaceuticals (5.5%)
60,585	Allergan plc	10,738
234,765	AstraZeneca plc ADR	8,099
226,215	Bristol-Myers Squibb Co.	13,948
29,870	Chugai Pharmaceutical Co. Ltd.	1,419
21,555	Dermira, Inc.*	577
48,020	Eisai Co. Ltd.	2,659
107,710	Eli Lilly & Co.	8,826
7,996	Galenica Sante Ltd.*(a)	372
15,872	Hikma Pharmaceuticals plc	245
45,080	Impax Laboratories, Inc.*	818
43,190	Intersect ENT, Inc.*	1,281
13,805	Johnson & Johnson	1,925
18,600	Kala Pharmaceuticals, Inc.*	299
68,595	Medicines Co.*	1,971
206,314	MediWound Ltd.*	1,037
121,495	Mylan N.V.*	4,339
85,040	MyoKardia, Inc.*	3,270
108,185	Nabriva Therapeutics plc*	662
91,070	Ono Pharmaceutical Co. Ltd.	2,080
59,831	Revance Therapeutics, Inc.*(c)	1,556
39,130	Shionogi & Co. Ltd.	2,095
829,340	Sino Biopharmaceutical Ltd.	968
17,750	Takeda Pharmaceutical Co. Ltd.	998
27,625	Teva Pharmaceutical Industries Ltd. ADR	381
36,012	UCB S.A.	2,621
		73,184
	Total Health Care	296,377
	Industrials (2.4%)
	Electrical Components & Equipment (0.7%)
499,757	BizLink Holding, Inc.	5,004
34,880	Nidec Corp.	4,600
		9,604
	Human Resource & Employment Services (0.5%)
109,106	WageWorks, Inc.*	6,956
	Research & Consulting Services (1.2%)
293,844	TransUnion*	15,424
	Total Industrials	31,984
	Information Technology (67.9%)
	Application Software (3.8%)
132,737	Atlassian Corp. plc "A"*	6,420

3 | USAA Science & Technology Fund

		Market
Number		Value
of Shares	Security	(000)
178,358	salesforce.com, Inc.*	$18,253
228,287	Workday, Inc. "A"*	25,338
		50,011
	Communications Equipment (1.6%)
42,844	Arista Networks, Inc.*	8,564
221,522	CIENA Corp.*	4,712
44,108	Lumentum Holdings, Inc.*	2,785
550,977	Oclaro, Inc.*(c)	4,557
		20,618
	Data Processing & Outsourced Services (16.3%)
83,922	Alliance Data Systems Corp.	18,776
38,704	Automatic Data Processing, Inc.	4,500
143,306	FleetCor Technologies, Inc.*	23,684
482,424	Genpact Ltd.	14,690
366,375	Global Payments, Inc.	38,085
383,979	PayPal Holdings, Inc.*	27,861
223,531	Total System Services, Inc.	16,105
470,423	Visa, Inc. "A"	51,737
167,382	WEX, Inc.*	20,687
		216,125
	Electronic Components (4.0%)
114,893	Largan Precision Co. Ltd.	21,771
1,874,860	Sunny Optical Technology Group Co. Ltd.	27,445
11,900,000	Tongda Group Holdings Ltd.(c)	3,371
		52,587
	Electronic Equipment & Instruments (0.8%)
122,177	Itron, Inc.*	9,548
40,227	VeriFone Systems, Inc.*	768
		10,316
	Electronic Manufacturing Services (1.6%)
237,500	AAC Technologies Holdings, Inc.	4,347
982,579	Flex Ltd.*	17,490
		21,837
	Home Entertainment Software (0.7%)
218,300	Nexon Co. Ltd.*	5,836
9,748	Nintendo Co. Ltd.	3,755
		9,591
	Internet Software & Services (11.5%)
135,175	Alibaba Group Holding Ltd. ADR*	24,993
22,584	Alphabet, Inc. "A"*	23,330
37,837	Cloudera, Inc.*	572
12,250	CoStar Group, Inc.*	3,623
148,717	Delivery Hero AG *(a),(d)	6,346
137,536	Dropbox, Inc., acquired 5/01/2012; cost $1,245*(b),(e),(f)	1,791
354,022	Facebook, Inc. "A"*	63,745
582,125	Just Eat plc*	6,031
508,512	Tencent Holdings Ltd.	22,801
		153,232
	IT Consulting & Other Services (1.9%)
88,645	Accenture plc "A"	12,620
168,125	Cognizant Technology Solutions Corp. "A"	12,722
		25,342
	Semiconductor Equipment (4.0%)
187,168	Applied Materials, Inc.	10,562
60,059	ASML Holdings N.V.	10,856

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
141,112	Axcelis Technologies, Inc.*	$4,642
95,400	KLA-Tencor Corp.	10,388
248,336	Teradyne, Inc.	10,651
31,300	Tokyo Electron Ltd.	5,438
		52,537

Semiconductors (14.1%)

1,298,832	Advanced Micro Devices, Inc.*(c)	14,268
64,988	Ams AG	5,925
61,861	Broadcom Ltd.	16,326
91,397	Cavium Networks, Inc.*	6,305
285,197	Integrated Device Technology, Inc.*	8,861
391,839	Land Mark Optoelectronics Corp.	4,996
189,785	MACOM Technology Solutions Holdings, Inc.*	7,758
194,472	Microchip Technology, Inc.	18,436
447,344	Micron Technology, Inc.*	19,822
89,520	Microsemi Corp.*	4,778
105,664	NVIDIA Corp.	21,852
353,998	QUALCOMM, Inc.	18,057
293,000	Silergy Corp.	6,324
1,683,655	Taiwan Semiconductor Manufacturing Co. Ltd.	13,565
108,962	Texas Instruments, Inc.	10,536
281,246	Tower Semiconductor Ltd.*	9,298
		187,107

Systems Software (1.7%)

173,887 ServiceNow, Inc.*	21,974

Technology Hardware, Storage, & Peripherals (5.9%)

239,916	Apple, Inc.	40,555
1,029,000	Catcher Technology Co. Ltd.	10,918
224,240	NetApp, Inc.	9,961
6,975	Samsung Electronics Co. Ltd.	17,146
		78,580
	Total Information Technology	899,857
	Total Common Stocks (cost: $865,629)	1,301,167
	PREFERRED STOCKS (0.4%)
	Information Technology (0.4%)
	Internet Software & Services (0.4%)
133,140	Uber Technologies, Inc., acquired 6/05/2014; cost $2,065*(b),(e),(f)(cost: $2,065)	5,520
	Total Equity Securities (cost: $867,694)	1,306,687
	MONEY MARKET INSTRUMENTS (1.3%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.3%)
	State Street Institutional Treasury Money Market Fund Premier Class, 0.94% (g)
17,826,063	(cost: $17,826)	17,826

5 | USAA Science & Technology Fund

Market
Number	Value
of Shares Security	(000)

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.0%)

65,320	Federated Government Obligations Fund Institutional Class, 0.91%(g)	$65
372,828	Goldman Sachs Financial Square Government Fund Institutional Class, 0.93%(g)	373
11,215,415	Invesco Government & Agency Portfolio Institutional Class, 0.95%(g)	11,215
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
257,552	0.92%(g)	258
672,392	Western Asset Institutional Government Reserves Institutional Class, 0.95%(g)	672
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $12,583)	12,583
	Total Investments (cost: $898,103)	$1,337,096
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks	$1,293,027	$6,349	$1,791	$1,301,167
Preferred Stocks	—	—	5,520	5,520
Money Market Instruments:
Government & U.S. Treasury
Money Market Funds	17,826	—	—	17,826
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:		—	—
Government & U.S. Treasury
Money Market Funds	12,583	—	—	12,583
Total	$1,323,436	$6,349	$7,311	$1,337,096

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Common Stocks	Preferred Stocks
Balance as of July 31, 2017	$1,778	$5,520
Purchases	-	-
Sales	(162)	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Net realized gain (loss) on investments	40	-
Change in net unrealized appreciation/(depreciation) of investments	135	-

Balance as of October 31, 2017	$1,791	$5,520

Portfolio of Investments | 6

FAIR VALUE LEVEL TRANSFERS

For the period of August 1, 2017, through October 31, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	Into (out of)	into (out of)	into (out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$ (4,877)	$ 4,877	$-
Total	$ (4,877)	$ 4,877	$-

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**

	Fair Value at		Significant
	October 31, 2017	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range
Equity Securities:
Common Stocks	$1,791	Market	Revenue Multiple(a)	4.6x – 8.4x
		Comparables
			Discount for lack
			of marketability(b)	10%
Preferred Stocks	$5,520	Discounted	Discount for lack
		Transaction Price	of marketability (b)	15%

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

**Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

7 | USAA Science & Technology Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Science & Technology Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

8 | USAA Science & Technology Fund

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

9 | USAA Science & Technology Fund

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category is primarily supported by a discounted last direct offering price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Notes to Portfolio of Investments | 10

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral

$15,725,000	$6,933,000	$12,583,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,326,698,000 at October 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 20.4% of net assets at October 31, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

11 | USAA Science & Technology Fund

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)Security was fair valued at October 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $7,314,000, which represented 0.6% of the Fund's net assets.

(c)The security, or a portion thereof, was out on loan as of October 31, 2017.

(d)Securities with a value of $6,346,000, which represented 0.5% of the Fund's net assets, were classified as Level 2 at October 31, 2017, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(e)Security was fair valued at Level 3.

(f)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2017, was $7,311,000, which represented 0.6% of the Fund's net assets.

(g)Rate represents the money market fund annualized seven-day yield at October 31, 2017.

*Non-income-producing security.

Notes to Portfolio of Investments | 12

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA SHORT-TERM BOND FUND

OCTOBER 31, 2017

(Form N-Q)

48444 -1217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Short-Term Bond Fund

October 31, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (91.0%)

CORPORATE OBLIGATIONS (49.4%)

Consumer Discretionary (3.1%)

Apparel, Accessories & Luxury Goods (0.0%)

$1,223	PVH Corp., 3 mo. USD ICE LIBOR + 1.5%(a),(b)	2.91%	5/19/2021	$1,223
	Automobile Manufacturers (0.3%)
5,000	Ford Motor Credit Co., LLC	2.38	1/16/2018	5,007
5,000	Hyundai Capital America (c),(d)	2.75	9/18/2020	5,000
				10,007
	Broadcasting (0.1%)
2,500	Discovery Communications, LLC	2.20	9/20/2019	2,504
	Cable & Satellite (1.0%)
18,000	Charter Communications Operating, LLC /
	Charter Communications Operating
	Capital Corp.	3.58	7/23/2020	18,496
15,000	NBCUniversal Enterprise, 3 mo. USD LIBOR +
	0.685%(c)	2.04 (e)	4/15/2018	15,045
				33,541
	Casinos & Gaming (0.3%)
9,676	Las Vegas Sands, LLC, LIBOR + 2.00%(a)	3.24	3/29/2024	9,743
	Department Stores (0.3%)
10,811	JC Penney Corp., Inc. (d)	5.75	2/15/2018	10,784
	Homebuilding (0.2%)
5,000	Toll Brothers Finance Corp.	4.00	12/31/2018	5,087
	Internet & Direct Marketing Retail (0.1%)
3,000	QVC, Inc.	3.13	4/01/2019	3,037
	Leisure Products (0.1%)
3,010	Mattel, Inc.	1.70	3/15/2018	3,003
	Movies & Entertainment (0.1%)
4,740	Regal Cinemas Corp., LIBOR + 2.00%(a)	3.24	4/01/2022	4,752
	Restaurants (0.2%)
5,643	ARAMARK Services, Inc., LIBOR + 2.00%(a)	3.24	3/28/2024	5,672
	Specialty Stores (0.2%)
6,912	Petsmart, Inc., LIBOR + 3.00%(a)	4.24	3/11/2022	5,928
	Tires & Rubber (0.2%)
5,000	Goodyear Tire & Rubber Co., LIBOR + 2.00%(a)	3.24	4/30/2019	5,030
	Total Consumer Discretionary			100,311

1 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Consumer Staples (3.9%)

Brewers (0.2%)

$5,000	Molson Coors Brewing Co.	2.10%	7/15/2021	$4,944
	Distillers & Vintners (0.3%)
2,600	Constellation Brands, Inc.	2.70	5/09/2022	2,610
7,896	Constellation Brands, Inc. (b)	2.65	11/07/2022	7,863
				10,473
	Drug Retail (0.4%)
5,000	CVS Health Corp.	2.13	6/01/2021	4,930
8,000	Walgreens Boots Alliance, Inc.	2.70	11/18/2019	8,089
				13,019
	Household Products (0.3%)
10,000	Church & Dwight Co., Inc.	2.45	12/15/2019	10,074
	Packaged Foods & Meat (2.1%)
7,960	JBS USA, LLC, LIBOR + 2.50%(a)	3.74	10/30/2022	7,811
7,000	JM Smucker Co.	1.75	3/15/2018	7,007
5,000	JM Smucker Co.	2.50	3/15/2020	5,042
15,000	Kraft Heinz Food Co.	2.00	7/02/2018	15,022
15,000	Kraft Heinz Foods Co. (c)	4.88	2/15/2025	16,052
10,000	McCormick & Co.	2.70	8/15/2022	10,051
5,000	Mead Johnson Nutrition Co.	3.00	11/15/2020	5,114
2,605	Tyson Foods, Inc.	4.50	6/15/2022	2,812
				68,911
	Tobacco (0.6%)
10,000	Philip Morris International, Inc.	2.63	2/18/2022	10,091
10,000	Reynolds American, Inc.	2.30	6/12/2018	10,030
				20,121
	Total Consumer Staples			127,542
	Energy (6.4%)
	Oil & Gas Drilling (0.2%)
5,000	Noble Holding International Ltd.	5.75	3/16/2018	5,056
	Oil & Gas Equipment & Services (0.7%)
20,000	Schlumberger Holdings Corp. (c)	1.90	12/21/2017	20,007
3,215	Weatherford Bermuda	5.13	9/15/2020	3,191
				23,198
	Oil & Gas Exploration & Production (0.6%)
5,000	Devon Energy Corp.	4.00	7/15/2021	5,193
15,000	EQT Corp.	6.50	4/01/2018	15,290
				20,483
	Oil & Gas Refining & Marketing (0.7%)
5,000	Andeavor	5.13	4/01/2024	5,271
10,000	Andeavor Logistics, LP	5.88	10/01/2020	10,200
3,180	EnLink Midstream Partners, LP	2.70	4/01/2019	3,188
5,105	Tesoro Corp.	5.38	10/01/2022	5,245
				23,904
	Oil & Gas Storage & Transportation (4.2%)
340	Alliance Pipeline, LP (c),(f)	7.00	12/31/2019	350
5,040	Boardwalk Pipelines, LLC	5.75	9/15/2019	5,334
4,000	Cheniere Energy Partners, LP, 3 mo. USD ICE
	LIBOR + 2.25%(a),(b)	3.63	2/25/2020	3,998
5,000	Columbia Pipeline Group, Inc.	2.45	6/01/2018	5,015
10,000	Columbia Pipeline Group, Inc.	3.30	6/01/2020	10,250
5,000	DCP Midstream, LLC (c)	5.35	3/15/2020	5,238

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	DCP Midstream, LLC (c)	4.75%	9/30/2021	$5,175
9,306 Enable Oklahoma Intrastate Transmission, LLC(c)		6.25	3/15/2020	9,918
2,000 Enbridge Energy Partners, LP		9.88	3/01/2019	2,199
5,000 Energy Transfer Partners, LP		2.50	6/15/2018	5,020
5,000 Energy Transfer Partners, LP		4.15	10/01/2020	5,224
1,000	Energy Transfer, LP	9.70	3/15/2019	1,098
7,000 Enterprise Products Operating, LLC		2.55	10/15/2019	7,057
12,000	Enterprise Products Operating, LLC, 3 mo. USD
	LIBOR + 2.68%(f)	7.03 (e)	1/15/2068	12,060
5,000	Kinder Morgan, Inc.	2.00	12/01/2017	5,001
16,968	NuStar Logistics, LP	8.15	4/15/2018	17,477
5,000	ONEOK Partners, LP	3.80	3/15/2020	5,133
10,000	Plains All American Pipeline, LP	2.60	12/15/2019	9,987
4,895	Rockies Express Pipeline, LLC (c)	5.63	4/15/2020	5,213
4,700	Sabine Pass Liquefaction, LLC	5.63	2/01/2021	5,102
10,000	Western Gas Partners, LP	2.60	8/15/2018	10,043
				135,892
	Total Energy			208,533

Financials (13.8%)

Asset Management & Custody Banks (0.5%)

10,000	FS Investment Corp.	4.00	7/15/2019	10,171
5,000	State Street Corp.	1.35	5/15/2018	4,993
				15,164
	Consumer Finance (1.0%)
5,643	Capital One Bank, N.A.	8.80	7/15/2019	6,238
5,000	Capital One Financial Corp.	2.50	5/12/2020	5,021
5,000	Capital One Financial Corp.	3.05	3/09/2022	5,076
5,000	Discover Bank	3.10	6/04/2020	5,101
10,000	Synchrony Financial	2.60	1/15/2019	10,059
				31,495
	Diversified Banks (2.3%)
3,000	Bank of America Corp.	2.15	11/09/2020	2,989
10,000	Bank of America Corp.	5.00	5/13/2021	10,867
5,000	Bank of America Corp., 3 mo. USD LIBOR +
	0.66%	2.37 (e)	7/21/2021	4,998
5,000	Bank of America Corp., 3 mo. USD LIBOR +
	0.63%	2.33 (e)	10/01/2021	4,986
5,000	Bank of America Corp., 3 mo. USD LIBOR +
	1.16%	3.12 (e)	1/20/2023	5,081
5,000	Citigroup, Inc.	1.85	11/24/2017	5,001
15,000	Citizens Bank, N.A.	2.55	5/13/2021	15,074
10,000	Comerica Bank	2.50	6/02/2020	10,067
5,000	JPMorgan Chase & Co., 3 mo. USD LIBOR +
	0.935%	2.78 (e)	4/25/2023	5,021
10,000	Wells Fargo & Co.	3.07	1/24/2023	10,140
				74,224
	Financial Exchanges & Data (0.3%)
5,000	Moody's Corp.	2.75	12/15/2021	5,039
5,000	S&P Global, Inc.	2.50	8/15/2018	5,029
				10,068
	Life & Health Insurance (2.1%)
5,000	MetLife Global Funding I (c)	3.65	6/14/2018	5,059
20,000	New York Life Global Funding (c)	1.30	4/27/2018	19,983
17,550	Protective Life Corp.	6.40	1/15/2018	17,720
5,000	Reliance Standard Life Global Funding II (c)	2.15	10/15/2018	5,018
5,366	StanCorp Financial Group, Inc.	5.00	8/15/2022	5,769

3 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$16,400	TIAA Asset Management Finance Co., LLC (c)	2.95%	11/01/2019	$16,646
				70,195
	Multi-Line Insurance (0.3%)
9,000	MassMutual Global Funding, LLC (c)	2.10	8/02/2018	9,033
	Multi-Sector Holdings (0.1%)
5,000	Berkshire Hathaway, Inc.	2.20	3/15/2021	5,026
	Property & Casualty Insurance (1.0%)
12,000	Allstate Corp., 3 mo. USD LIBOR + 1.935%(f)	3.25 (e)	5/15/2067	11,910
22,016	Chubb Corp., 3 mo. USD LIBOR + 2.25%	3.61 (e)	3/29/2067	21,961
				33,871
	Regional Banks (5.9%)
8,000	Allfirst Preferred Capital Trust, 3 mo. USD
	LIBOR + 1.5%(f)	2.86 (e)	7/15/2029	7,850
13,000	Associated Banc-Corp.	2.75	11/15/2019	13,146
8,000	BB&T Corp., 3 mo. USD LIBOR + 0.86%	2.18 (e)	6/15/2018	8,034
10,200	Cadence BanCorp. (c)	4.88	6/28/2019	10,346
5,000	Citizens Financial Group, Inc., 3 mo. USD
	LIBOR + 3.5575%	5.16 (e)	6/29/2023	5,087
2,000	City National Bank of Los Angeles	5.38	7/15/2022	2,219
5,000	Compass Bank	2.75	9/29/2019	5,040
2,874	Compass Bank	5.50	4/01/2020	3,044
3,750	Compass Bank	2.88	6/29/2022	3,728
3,806	Fifth Third Bancorp (f)	4.50	6/01/2018	3,865
5,000	First Niagara Financial Group, Inc.	6.75	3/19/2020	5,526
15,000	First Republic Bank	2.38	6/17/2019	15,062
9,750	Fulton Financial Corp.	3.60	3/16/2022	9,851
5,000	Huntington National Bank	2.38	3/10/2020	5,028
5,000	KeyBank, N.A. of Cleveland	2.30	9/14/2022	4,956
5,000	Manufacturers & Traders Trust Co.	2.05	8/17/2020	4,991
10,000	MUFG Americas Holdings Corp.	2.25	2/10/2020	9,999
5,000	MUFG Union Bank, N.A.	2.63	9/26/2018	5,038
9,500	People's United Financial, Inc.	3.65	12/06/2022	9,776
15,000	PNC Bank, N.A.	2.63	2/17/2022	15,160
3,145	Regions Bank	7.50	5/15/2018	3,237
10,000	Regions Bank	2.25	9/14/2018	10,032
10,000	Regions Financial Corp.	3.20	2/08/2021	10,234
15,000	Santander Holdings USA, Inc. (c)	3.70	3/28/2022	15,363
5,000	SunTrust Banks, Inc.	2.90	3/03/2021	5,087
				191,699
	Thrifts & Mortgage Finance (0.3%)
10,000	Astoria Financial Corp.	3.50	6/08/2020	10,098
	Total Financials			450,873
	Health Care (4.3%)
	Biotechnology (1.3%)
10,000	AbbVie, Inc.	1.80	5/14/2018	10,008
10,000	AbbVie, Inc.	2.30	5/14/2021	9,994
5,000	Amgen, Inc.	2.25	8/19/2023	4,868
8,000	Baxalta, Inc.	2.00	6/22/2018	8,014
10,000	Celgene Corp. (b)	2.75	2/15/2023	9,994
				42,878
	Health Care Equipment (0.6%)
8,300	Becton Dickinson & Co.	2.40	6/05/2020	8,318
4,500	Medtronic, Inc.	2.50	3/15/2020	4,563
5,858	Zimmer Biomet Holdings, Inc., LIBOR +
	1.375%(a)	2.62	5/29/2019	5,851
				18,732

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Health Care Facilities (0.3%)
$10,000	HCA, Inc.	6.50%	2/15/2020	$10,800
	Health Care Services (0.6%)
4,605	Express Scripts Holding Co., LIBOR + 1.25%(a)	2.49	4/28/2020	4,591
5,000	Express Scripts Holding Co.	3.00	7/15/2023	4,983
10,200	Laboratory Corp. of America Holdings	3.20	2/01/2022	10,461
				20,035
	Pharmaceuticals (1.5%)
5,000	Allergan Funding SCS	2.35	3/12/2018	5,012
5,000	Allergan Funding SCS	3.00	3/12/2020	5,079
10,000	Mallinckrodt International Finance S.A.	3.50	4/15/2018	10,038
7,000	Mylan NV	3.00	12/15/2018	7,067
5,000	Mylan NV	2.50	6/07/2019	5,017
5,000	Shire Acquisitions Investments Ireland
	Designated Activity Co.	1.90	9/23/2019	4,982
3,346	Valeant Pharmaceuticals International, Inc.,
	LIBOR + 4.75%(a)	5.99	4/01/2022	3,424
8,135	Zoetis, Inc.	3.25	2/01/2023	8,377
				48,996
	Total Health Care			141,441
	Industrials (4.4%)
	Aerospace & Defense (0.4%)
4,984	Arconic, Inc.	6.15	8/15/2020	5,442
4,000	Arconic, Inc.	5.40	4/15/2021	4,309
3,424	TransDigm, Inc., LIBOR + 3.00%(a)	4.27	6/09/2023	3,443
				13,194
	Air Freight & Logistics (0.2%)
5,000	FedEx Corp.	2.30	2/01/2020	5,034
173	FedEx Corp. Pass-Through Trust (c)	2.63	1/15/2018	173
1,811	FedEx Corp. Pass-Through Trust	6.85	7/15/2020	1,861
				7,068
	Airlines (1.4%)
5,165	American Airlines 2014-1 Class B Pass-Through
	Trust	4.38	4/01/2024	5,319
4,186	American Airlines 2015-2 Class B Pass-Through
	Trust	4.40	3/22/2025	4,334
4,850	American Airlines, Inc., LIBOR + 2.50%(a)	3.74	12/14/2023	4,870
8,927	Continental Airlines, Inc. Pass-Through Trust	5.50	4/29/2022	9,384
10,000	Delta Air Lines, Inc.	2.88	3/13/2020	10,105
3,626	United Airlines, Inc. Pass-Through Trust	5.38	2/15/2023	3,817
1,274	United Airlines, Inc. Pass-Through Trust	4.63	3/03/2024	1,322
549	US Airways Group, Inc. Pass-Through Trust
	(INS)(f)	7.08	9/20/2022	589
5,877	US Airways Group, Inc. Pass-Through Trust	5.38	5/15/2023	6,252
				45,992
	Construction Machinery & Heavy Trucks (0.3%)
9,702	Terex Corp., LIBOR + 2.25%(a)	3.58	1/31/2024	9,754
	Industrial Machinery (0.4%)
3,000	CNH Industrial Capital, LLC	3.63	4/15/2018	3,026
4,583	CNH Industrial Capital, LLC	3.38	7/15/2019	4,669
5,000	Fortive Corp.	1.80	6/15/2019	4,983
				12,678
	Trading Companies & Distributors (0.6%)
5,000	Air Lease Corp.	2.13	1/15/2020	4,997
2,554	International Lease Finance Corp.	3.88	4/15/2018	2,578

5 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$13,000	International Lease Finance Corp. (c)	7.13%	9/01/2018	$13,545
				21,120
	Trucking (1.1%)
4,970	Penske Truck Leasing Co., LP / PTL Finance
	Corp. (c)	3.38	3/15/2018	5,003
14,000	Penske Truck Leasing Co., LP / PTL Finance
	Corp. (c)	2.88	7/17/2018	14,109
1,266	Ryder System, Inc.	2.50	5/11/2020	1,276
4,500	Ryder System, Inc.	2.25	9/01/2021	4,463
5,000	Ryder System, Inc.	2.80	3/01/2022	5,032
5,000	Ryder System, Inc.	2.50	9/01/2022	4,960
				34,843
	Total Industrials			144,649
	Information Technology (2.9%)
	Communications Equipment (0.2%)
5,000	Harris Corp.	2.70	4/27/2020	5,055
	Data Processing & Outsourced Services (0.3%)
10,000	Total System Services, Inc.	2.38	6/01/2018	10,027
	Electronic Components (0.1%)
5,000	Amphenol Corp.	2.55	1/30/2019	5,039
	Electronic Equipment & Instruments (0.2%)
5,000	FLIR Systems, Inc.	3.13	6/15/2021	5,057
	Electronic Manufacturing Services (0.5%)
16,892	Molex Electronics Technologies, LLC (c)	2.88	4/15/2020	16,997
	Semiconductors (0.5%)
7,800	Analog Devices, Inc., LIBOR + 1.125%(a)	2.37	9/23/2019	7,800
10,000	Broadcom Corp. / Broadcom Cayman Finance
	Ltd. (c)	2.38	1/15/2020	10,061
				17,861
	Systems Software (0.7%)
5,000	Oracle Corp.	2.40	9/15/2023	4,974
12,398	Symantec Corp., 3mo. USD ICE LIBOR +
	1.50%(a),(b)	2.81	7/28/2019	12,390
5,000	VMware, Inc.	2.95	8/21/2022	5,014
				22,378
	Technology Hardware, Storage, & Peripherals (0.4%)
7,491	Dell, Inc., LIBOR + 1.50%(a)	2.75	12/31/2018	7,504
5,000	Diamond 1 Finance Corp. / Diamond 2 Finance
	Corp. (c)	3.48	6/01/2019	5,092
				12,596
	Total Information Technology			95,010
	Materials (1.6%)
	Commodity Chemicals (0.5%)
15,903	Westlake Chemical Corp.	4.63	2/15/2021	16,460
	Diversified Chemicals (0.7%)
12,550	CF Industries, Inc.	6.88	5/01/2018	12,880
5,000	CF Industries, Inc. (c)	3.40	12/01/2021	5,083
5,555	E.I. du Pont de Nemours and Co.	2.20	5/01/2020	5,578
				23,541
	Diversified Metals & Mining (0.1%)
3,000	Freeport-McMoRan, Inc.	2.30	11/14/2017	3,000
2,000	Freeport-McMoRan, Inc.	3.10	3/15/2020	2,010
				5,010

Portfolio of Investments | 6

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Specialty Chemicals (0.2%)
$5,000	Sherwin-Williams Co.	2.75%	6/01/2022	$5,036
	Steel (0.1%)
2,000	Carpenter Technology Corp. (f)	5.20	7/15/2021	2,084
	Total Materials			52,131
	Real Estate (2.6%)
	REITs - Diversified (0.2%)
5,750	Select Income	3.60	2/01/2020	5,828
2,122	VEREIT Operating Partnership, LP	3.00	2/06/2019	2,140
				7,968
	REITs - Health Care (0.7%)
2,950	Nationwide Health Properties, Inc. (f)	6.90	10/01/2037	3,683
7,784	Sabra Health Care Ltd., 3 mo. USD ICE LIBOR
	+ 1.8%(a),(b)	3.21	8/17/2020	7,775
5,000	Senior Housing Properties Trust	3.25	5/01/2019	5,050
3,000	Ventas Realty, LP	4.00	4/30/2019	3,077
2,505	Welltower, Inc.	4.13	4/01/2019	2,570
				22,155
	REITs - Office (0.7%)
9,000	Boston Properties, LP (f)	3.70	11/15/2018	9,142
7,000	Mack-Cali Realty, LP	2.50	12/15/2017	7,001
2,222	SL Green Operating Partnership, LP	3.25	10/15/2022	2,231
5,000	SL Green Realty Corp.	4.50	12/01/2022	5,297
				23,671
	REITs - Retail (0.4%)
11,355	Realty Income Corp.	2.00	1/31/2018	11,359
	REITs - Specialized (0.6%)
10,000	American Tower Corp.	3.40	2/15/2019	10,172
3,911	Communications Sales & Leasing, Inc., LIBOR +
	3.00%(a)	4.24	10/24/2022	3,762
5,000	Healthcare Trust of America Holdings, LP	2.95	7/01/2022	5,031
				18,965
	Total Real Estate			84,118
	Telecommunication Services (2.4%)
	Alternative Carriers (0.1%)
3,600	CenturyLink, Inc.	6.45	6/15/2021	3,816
	Integrated Telecommunication Services (1.6%)
25,000	AT&T, Inc.	2.45	6/30/2020	25,251
10,000	AT&T, Inc.	3.20	3/01/2022	10,184
5,000	Centel Capital Corp.	9.00	10/15/2019	5,554
10,000	Verizon Communications, Inc.	3.13	3/16/2022	10,229
				51,218
	Wireless Telecommunication Services (0.7%)
11,645	Grain Spectrum Funding, LLC (c)	4.00	10/10/2033	11,740
11,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co.
	II, LLC / Sprint Spectrum Co. (c)	3.36	3/20/2023	11,187
				22,927
	Total Telecommunication Services			77,961
	Utilities (4.0%)
	Electric Utilities (2.4%)
6,667	AEP Texas, Inc. (c)	2.40	10/01/2022	6,617
8,000	Duke Energy Corp.	2.10	6/15/2018	8,015

7 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	Duke Energy Corp.	2.40%	8/15/2022	$4,969
10,000	Eversource Energy	1.60	1/15/2018	9,999
2,600	Eversource Energy	2.75	3/15/2022	2,626
10,000	Exelon Generation Co., LLC	2.95	1/15/2020	10,160
5,000	Georgia Power Co.	2.00	9/08/2020	4,994
8,496	IPALCO Enterprises, Inc.	3.45	7/15/2020	8,655
5,000	Southern Co.	1.85	7/01/2019	4,994
10,000	Southern Co. Gas Capital Corp.	2.45	10/01/2023	9,744
3,630	System Energy Resources, Inc.	4.10	4/01/2023	3,792
284	Tri-State Generation & Transmission
	Association, Inc. (c),(f)	6.04	1/31/2018	287
5,000	Virginia Electric & Power Co.	2.75	3/15/2023	5,050
				79,902
	Independent Power Producers & Energy Traders (0.6%)
7,975	Exelon Generation Co., LLC	4.00	10/01/2020	8,340
10,000	Southern Power Co.	2.38	6/01/2020	10,004
				18,344
	Multi-Utilities (1.0%)
10,000	Black Hills Corp.	2.50	1/11/2019	10,060
3,000	CenterPoint Energy, Inc.	2.50	9/01/2022	2,993
6,000	Dominion Energy, Inc.	2.96	7/01/2019	6,083
5,000	Dominion Energy, Inc.	2.58	7/01/2020	5,030
10,000	Sempra Energy	2.40	3/15/2020	10,050
				34,216
	Total Utilities			132,462
	Total Corporate Obligations (cost: $1,601,581)			1,615,031
	EURODOLLAR AND YANKEE OBLIGATIONS (12.8%)
	Consumer Discretionary (0.2%)
	Automobile Manufacturers (0.2%)
5,000	Daimler Finance, N.A., LLC (c)	1.88	1/11/2018	5,003
	Consumer Staples (3.6%)
	Brewers (0.6%)
9,530	Anheuser-Busch InBev Worldwide, Inc.	2.20	8/01/2018	9,568
10,000	Anheuser-Busch InBev Worldwide, Inc.	3.75	1/15/2022	10,560
				20,128
	Food Retail (0.2%)
5,000	Alimentation Couche-Tard, Inc. (c)	2.70	7/26/2022	4,999
	Household Products (0.3%)
10,000	Reckitt Benckiser Treasury Services plc (c)	2.38	6/24/2022	9,881
	Packaged Foods & Meat (1.4%)
18,588	Grupo Bimbo SAB de CV (c)	4.50	1/25/2022	19,772
3,000	Mondelez International Holdings Netherlands
	B.V. (c)	1.63	10/28/2019	2,972
11,792	Mondelez International Holdings Netherlands
	B.V. (c)	2.00	10/28/2021	11,583
10,000	Smithfield Foods, Inc. (c)	2.70	1/31/2020	10,039
				44,366
	Tobacco (1.1%)
5,000	B.A.T. Capital Corp. (c)	2.30	8/14/2020	5,005
10,000	B.A.T. Capital Corp. (c)	2.76	8/15/2022	10,021
5,000	B.A.T. International Finance plc	1.63	9/09/2019	4,941
7,000	Imperial Tobacco Finance plc (c)	2.05	7/20/2018	7,003

Portfolio of Investments | 8

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$10,000	Imperial Tobacco Finance plc (c)	2.95%	7/21/2020	$10,145
				37,115
	Total Consumer Staples			116,489

Energy (0.9%)

Integrated Oil & Gas (0.6%)

12,820	Origin Energy Finance Ltd. (c)	3.50	10/09/2018	12,949
6,000	Petroleos Mexicanos Co. (c)	5.38	3/13/2022	6,393
				19,342
	Oil & Gas Storage & Transportation (0.3%)
5,000	Enbridge, Inc.	2.90	7/15/2022	5,034
6,000	TransCanada PipeLines Ltd.	1.88	1/12/2018	6,004
				11,038
	Total Energy			30,380
	Financials (2.9%)
	Diversified Banks (1.6%)
10,000	Bank of Montreal (d)	1.40	4/10/2018	9,996
10,000	Lloyds Banking Group plc, 3 mo. USD LIBOR +
	0.81%(b)	2.91 (e)	11/07/2023	10,000
6,014	Royal Bank of Scotland Group plc	4.70	7/03/2018	6,097
3,000	Royal Bank of Scotland Group plc	6.13	12/15/2022	3,340
5,000	Santander UK Group Holdings plc	3.57	1/10/2023	5,110
5,000	Santander UK plc	2.35	9/10/2019	5,034
5,000	Standard Chartered plc (c)	2.25	4/17/2020	4,988
8,000	Toronto-Dominion Bank	1.40	4/30/2018	7,995
				52,560
	Diversified Capital Markets (0.3%)
10,000	UBS Group Funding Ltd. (c)	2.95	9/24/2020	10,168
	Other Diversified Financial Services (0.3%)
10,000	Orix Corp.	2.90	7/18/2022	10,040
	Property & Casualty Insurance (0.5%)
15,145	QBE Insurance Group Ltd. (c)	2.40	5/01/2018	15,171
	REITs - Retail (0.2%)
5,000	WEA Finance, LLC (c)	3.15	4/05/2022	5,056
	Total Financials			92,995
	Health Care (0.4%)
	Pharmaceuticals (0.4%)
15,105	Teva Pharmaceutical Finance Netherlands III
	B.V.	2.20	7/21/2021	14,230
	Industrials (2.8%)
	Aerospace & Defense (0.3%)
3,580	BAE Systems Holdings, Inc. (c)	2.85	12/15/2020	3,622
5,000	Dae Funding, LLC (c)	4.00	8/01/2020	5,087
				8,709
	Airlines (1.0%)
10,000	Air Canada Pass-Through Trust (c)	5.00	3/15/2020	10,250
3,656	Air Canada Pass-Through Trust (c)	5.38	11/15/2022	3,855
7,228	British Airways Pass-Through Trust plc (c)	5.63	12/20/2021	7,535
7,280	Virgin Australia Trust (c)	5.00	4/23/2025	7,634
5,000	WestJet Airlines Ltd. (c)	3.50	6/16/2021	5,075
				34,349

9 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Industrial Conglomerates (0.9%)
$10,000	CK Hutchison International 16 Ltd. (c)	1.88%	10/03/2021	$9,714
5,000	CK Hutchison International 17 Ltd. (c)	2.25	9/29/2020	4,985
5,000	CK Hutchison International 17 Ltd. (c)	2.88	4/05/2022	5,027
6,600	Hutchison Whampoa International 12 Ltd. (c)	2.00	11/08/2017	6,600
2,706	Smiths Group plc (c)	3.63	10/12/2022	2,747
				29,073
	Marine (0.3%)
10,000	A.P. Moeller-Maersk A/S (c)	2.55	9/22/2019	10,053
	Railroads (0.3%)
10,000	Asciano Finance (c)	5.00	4/07/2018	10,121
	Total Industrials			92,305
	Materials (0.7%)
	Commodity Chemicals (0.3%)
5,000	Braskem Finance Ltd. (c)	5.75	4/15/2021	5,432
5,000	Braskem Netherlands Finance B.V. (c)	3.50	1/10/2023	5,005
				10,437
	Construction Materials (0.2%)
2,000	Boral Finance Property Ltd. Co. (b),(c)	3.00	11/01/2022	2,006
5,000	Holcim US Finance Sarl & Cie SCS (c),(f)	6.00	12/30/2019	5,369
				7,375
	Diversified Metals & Mining (0.2%)
3,000	Anglo American Capital plc (c),(d)	3.63	5/14/2020	3,088
1,950	Glencore Finance Europe S.A., 3 mo. USD
	LIBOR + 1.20%	2.51 (e)	5/06/2018	1,959
				5,047
	Total Materials			22,859
	Real Estate (0.2%)
	REITs - Retail (0.2%)
5,000	Scentre Group Trust (c)	2.38	4/28/2021	4,965
	Telecommunication Services (0.3%)
	Integrated Telecommunication Services (0.3%)
5,000	Deutsche Telekom International Finance BV (c)	2.23	1/17/2020	5,003
5,000	Deutsche Telekom International Finance BV (c)	2.82	1/19/2022	5,037
				10,040
	Total Telecommunication Services			10,040
	Utilities (0.8%)
	Electric Utilities (0.6%)
10,000	Comision Federal de Electricidad	4.88	5/26/2021	10,677
5,000	Emera US Finance, LP	2.15	6/15/2019	4,999
5,000	Emera US Finance, LP	2.70	6/15/2021	5,027
				20,703
	Independent Power Producers & Energy Traders (0.2%)
6,565	TransAlta Corp.	6.90	5/15/2018	6,737
	Total Utilities			27,440
	Total Eurodollar and Yankee Obligations (cost: $413,570)			416,706

Portfolio of Investments | 10

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

FOREIGN GOVERNMENT OBLIGATIONS (0.6%)

$10,000	Province of Alberta (c)	1.75%	8/26/2020	$9,908
10,000	Province of Ontario	2.45	6/29/2022	10,060
				19,968
	Total Foreign Government Obligations (cost: $19,973)			19,968
	ASSET-BACKED SECURITIES (8.7%)
	Financials (8.7%)
	Asset-Backed Financing (8.7%)
2	Access Group, Inc., 3 mo. USD LIBOR + 0.26%	1.63 (e)	4/25/2029	2
3,907	ARL First, LLC, 1 mo. USD LIBOR + 1.75%(c)	2.99 (e)	12/15/2042	3,922
7,250	Avis Budget Rental Car Funding AESOP, LLC
	(c)	2.96	7/20/2020	7,273
4,188	Avis Budget Rental Car Funding AESOP, LLC
	(c)	3.75	7/20/2020	4,205
11,500	Avis Budget Rental Car Funding, LLC (c)	2.62	9/20/2019	11,524
4,670	Bank of The West Auto Trust (c)	1.65	3/16/2020	4,671
10,000	Bank of The West Auto Trust (c)	1.66	9/15/2020	9,997
5,455	Bank of The West Auto Trust (c)	2.33	9/15/2023	5,443
4,200	California Republic Auto Receivables Trust	2.30	12/16/2019	4,212
9,425	California Republic Auto Receivables Trust	2.57	11/16/2020	9,444
4,576	California Republic Auto Receivables Trust	2.53	6/15/2021	4,595
6,115	CIT Education Loan Trust, 3 mo. USD LIBOR +
	0.3%(c)	1.63 (e)	6/25/2042	5,501
2,523	CIT Equipment Collateral (c)	1.50	10/21/2019	2,522
5,500	CNH Equipment Trust	2.14	8/15/2022	5,499
1,934	College Loan Corp. Trust, 3 mo. USD LIBOR +
	0.49%	1.85 (e)	1/15/2037	1,772
4,199	Collegiate Funding Services Education Loan
	Trust, 3 mo. USD LIBOR + 0.32%	1.65 (e)	3/28/2035	3,848
1,500	Dell Equipment Finance Trust (c)	2.14	4/22/2022	1,503
1,000	Dell Equipment Finance Trust (c)	2.95	4/22/2022	1,011
4,500	Drive Auto Receivables Trust (c)	2.20	5/15/2020	4,513
2,935	Drive Auto Receivables Trust	2.36	3/15/2021	2,942
3,054	Element Rail Leasing I, LLC (c)	2.30	4/19/2044	3,035
3,069	Enterprise Fleet Financing, LLC (c)	1.59	2/22/2021	3,069
6,500	Enterprise Fleet Financing, LLC (c)	2.13	7/20/2022	6,517
10,000	Enterprise Fleet Financing, LLC (c)	2.60	7/20/2022	10,109
1,615	Enterprise Fleet Financing, LLC (c)	1.97	1/20/2023	1,615
2,344	Enterprise Fleet Financing, LLC (c)	2.36	5/20/2023	2,343
2,498	Exeter Automobile Receivables Trust (c)	3.57	7/15/2019	2,506
4,771	Exeter Automobile Receivables Trust (c)	2.05	12/15/2021	4,767
684	First Investors Auto Owner Trust (c)	1.49	6/15/2020	684
10,500	Hertz Vehicle Financing, LLC (c)	2.96	9/25/2019	10,476
3,000	Huntington Auto Trust "C"	2.15	6/15/2021	3,008
2,770	Iowa Student Loan Liquidity Corp., 3 mo. USD
	LIBOR + 0.35%	1.68 (e)	9/25/2037	2,509
5,000	Master Credit Card Trust "A" (c)	2.26	7/21/2021	5,027
9,500	MMAF Equipment Finance, LLC (c)	1.93	7/16/2021	9,490
2,900	MMAF Equipment Finance, LLC (c)	2.41	8/16/2024	2,896
1,281	Nelnet Student Loan Trust, 3 mo. USD LIBOR +
	0.28%	1.60 (e)	9/22/2037	1,109
5,000	Prestige Auto Receivables Trust (c)	2.40	4/15/2021	5,012
3,000	Prestige Auto Receivables Trust (c)	3.05	4/15/2021	3,010
2,500	Prestige Auto Receivables Trust (c)	2.39	5/16/2022	2,483
4,500	Santander Drive Auto Receivables Trust	2.73	10/15/2019	4,523
4,000	Santander Drive Auto Receivables Trust	2.66	11/15/2021	4,035
4,750	Santander Drive Auto Receivables Trust	2.74	12/15/2021	4,781

11 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,000	SBA Tower Trust (c)	2.90%	10/15/2044	$5,041
5,000	Securitized Term Auto Receivables Trust (c)	2.21	6/25/2021	4,999
3,906	Securitized Term Auto Receivables Trust (c)	2.29	3/25/2022	3,906
5,577	SLC Student Loan Trust, 3 mo. USD LIBOR +
	0.3%	1.66 (e)	7/15/2036	5,554
8,000	SLC Student Loan Trust, 3 mo. USD LIBOR +
	0.45%	1.81 (e)	7/15/2036	7,500
892	SLM Student Loan Trust, 3 mo. USD LIBOR +
	0.55%	1.92 (e)	10/25/2065	853
5,000	Suntrust Auto Receivables Trust "B" (c)	2.20	2/15/2021	4,981
8,000	Suntrust Auto Receivables Trust "C" (c)	2.50	4/15/2021	7,987
6,000	Synchrony Credit Card Master Note Trust "B"	1.94	9/15/2021	5,996
3,750	Synchrony Credit Card Master Note Trust "C"	1.91	11/15/2020	3,751
15,000	Synchrony Credit Card Master Note Trust "C"	2.56	6/15/2023	14,996
5,000	TCF Auto Receivables Owner Trust (c)	2.55	4/15/2021	5,018
7,500	TCF Auto Receivables Owner Trust "B" (c)	2.49	4/15/2021	7,519
5,000	TCF Auto Receivables Owner Trust "B" (c)	2.92	10/17/2022	4,980
3,744	Trinity Rail Leasing, LP (c)	2.27	1/15/2043	3,701
3,460	Westlake Automobile Receivables Trust (c)	2.45	1/15/2021	3,464
3,000	Westlake Automobile Receivables Trust (c)	2.30	10/17/2022	3,004
5,000	Wheels SPV, LLC (c)	1.87	5/20/2025	4,988
				285,641
	Total Financials			285,641
	Total Asset-Backed Securities (cost: $285,590)			285,641
	COLLATERALIZED LOAN OBLIGATIONS (1.6%)
	Financials (1.6%)
1,500	American Money Management Corp., 3 mo.
	USD LIBOR + 1.5%(c)	2.86 (e)	10/15/2028	1,510
3,000	Annisa Ltd., 3 mo. USD LIBOR + 1.55%(c)	2.91 (e)	7/20/2028	3,010
2,147	Cent, LP, 3 mo. USD LIBOR + 1.3%(c)	2.68 (e)	1/30/2025	2,152
7,500	Dryden Senior Loan Fund, 3 mo. USD LIBOR +
	1.5%(c)	2.86 (e)	4/15/2027	7,520
10,500	Oaktree EIF Ltd., 3 mo. USD LIBOR + 2.0%(c)	3.31	10/20/2027	10,551
3,533	Palmer Square Ltd., 3 mo. USD LIBOR +
	0.97%(c)	2.29 (e)	5/15/2025	3,541
10,000	Race Point Ltd., 3 mo. USD LIBOR + 1.6%(c)	2.97 (e)	7/25/2028	10,031
2,500	Teachers Insurance and Annuity Association of
	America (c)	2.64	4/20/2029	2,501
4,000	Teachers Insurance and Annuity Association of
	America, 3 mo. USD LIBOR + 1.7%(c)	3.06 (e)	7/20/2028	4,016
3,250	Trinitas Ltd., 3 mo. USD LIBOR + 1.7%	3.07 (e)	10/25/2028	3,267
5,000	Trinitas Ltd., 3 mo. USD LIBOR + 1.3%(c)	2.69	7/25/2029	4,994
	Total Financials			53,093
	Total Collateralized Loan Obligations (cost: $52,924)			53,093
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
	Financials (0.1%)
3,134	Sequoia Mortgage Trust (c) (cost: $3,178)	3.00 (g)	5/25/2043	3,131
	COMMERCIAL MORTGAGE SECURITIES (2.4%)
	Financials (2.4%)
	Commercial Mortgage-Backed Securities (1.3%)
10,000	Banc of America Commercial Mortgage, Inc.	6.34 (g)	2/10/2051	10,049
4,300	Commercial Mortgage Trust, 1 mo. USD LIBOR
	+ 1.6%(c)	2.84 (e)	2/13/2032	4,321
3,355	Greenwich Capital Commercial Funding Corp.	5.77 (g)	7/10/2038	3,382

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$4,730	GS Mortgage Securities Trust	3.42%	10/10/2032	$4,901
5,000	GS Mortgage Securities Trust (c)	2.00	5/10/2034	5,006
53	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.12	7/15/2041	53
1,554	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (c)	4.11	7/15/2046	1,565
1,456	LB-UBS Commercial Mortgage Trust	4.95 (g)	1/15/2036	1,459
1,982	LSTAR Commercial Mortgage Trust (c)	2.42	3/10/2050	1,982
1,421	Morgan Stanley Capital I, Inc.	5.27 (g)	10/12/2052	1,419
7,525	UBS-Barclays Commercial Mortgage Trust	2.73	8/10/2049	7,666
				41,803
	Interest-Only Commercial Mortgage-Backed Securities (1.1%)
63,307	Commercial Mortgage Trust, acquired
	8/09/2012-8/27/2012; cost $8,133(h)	1.00 (g)	8/15/2045	4,105
63,834	Commercial Mortgage Trust, acquired
	11/06/2012; cost $8,557(h)	1.83 (g)	10/15/2045	4,150
1,786	Fannie Mae (+)	4.08 (g)	12/25/2017	—
69,420	Fannie Mae (+)	0.82 (g)	5/25/2022	1,876
71,900	Fannie Mae (+)	0.63 (g)	8/25/2022	1,755
35,963	Freddie Mac (+)	1.73 (g)	5/25/2019	725
98,395	Freddie Mac (+)	1.68 (g)	7/25/2019	2,031
69,936	Freddie Mac (+)	1.00 (g)	8/25/2022	3,539
28,423	GS Mortgage Securities Corp. II, acquired
	5/18/2012; cost $4,342(h)	2.23 (g)	5/10/2045	1,840
24,192	GS Mortgage Securities Trust, acquired
	11/16/2012; cost $3,732(h)	1.97 (g)	11/10/2045	1,980
24,935	J.P. Morgan Chase Commercial Mortgage
	Securities Corp., acquired 9/28/2012; cost
	$3,404(h)	1.00 (g)	10/15/2045	1,748
24,136	Morgan Stanley-BAML Trust, acquired
	10/05/2012; cost $3,136(c),(h)	1.00 (g)	11/15/2045	1,546
93,882	UBS Commercial Mortgage Trust, acquired
	5/01/2012-11/01/2016; cost $11,820(c),(h)	2.08 (g)	5/10/2045	7,051
27,035	UBS-Barclays Commercial Mortgage Trust,
	acquired 9/14/2012; cost $3,853(c),(h)	1.89 (g)	8/10/2049	2,042
27,574	WF Commercial Mortgage Trust, acquired
	9/21/2012; cost $3,825(c),(h)	1.80 (g)	10/15/2045	1,977
				36,365
	Total Financials			78,168
	Total Commercial Mortgage Securities (cost: $68,093)			78,168

U.S. GOVERNMENT AGENCY ISSUES (1.6%)(i)

Collateralized Mortgage Obligations (0.1%)

4,346	Fannie Mae (+)	1.25	9/25/2027	4,180
	Mortgage-Backed Pass-Through Securities (1.5%)
3,931	Fannie Mae (+)	2.50	4/01/2027	3,975
11,660	Fannie Mae (+)	2.50	5/01/2027	11,793
5,621	Fannie Mae (+)	2.50	8/01/2027	5,685
6,578	Fannie Mae (+)	2.50	8/01/2027	6,629
162	Fannie Mae (+)	4.50	5/01/2023	169
96	Fannie Mae (+)	4.50	2/01/2024	101
81	Fannie Mae (+)	5.00	12/01/2021	84
203	Fannie Mae (+)	5.00	6/01/2023	213
61	Fannie Mae (+)	5.00	9/01/2023	62
300	Fannie Mae (+)	5.00	2/01/2024	313
174	Fannie Mae (+)	5.50	12/01/2020	179
213	Fannie Mae (+)	5.50	2/01/2023	225
607	Fannie Mae (+)	5.50	6/01/2023	643
168	Fannie Mae (+)	5.50	9/01/2023	179

13 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$578	Fannie Mae (+)	5.50%	6/01/2024	$610
244	Fannie Mae (+)	6.00	10/01/2022	257
361	Fannie Mae (+)	6.00	1/01/2023	384
606	Fannie Mae (+)	6.00	1/01/2023	648
320	Fannie Mae (+)	6.00	7/01/2023	336
999	Freddie Mac (+)	1.56	10/25/2018	999
3,987	Freddie Mac (+)	1.78	10/25/2020	3,979
8,000	Freddie Mac (+)	2.72	6/25/2022	8,165
830	Freddie Mac (+), 12 mo. USD ICE LIBOR +
	1.625%	3.35 (e)	4/01/2035	869
123	Freddie Mac (+)	5.00	5/01/2020	125
156	Freddie Mac (+)	5.00	9/01/2020	159
252	Freddie Mac (+)	5.50	4/01/2021	263
				47,044
	Total U.S. Government Agency Issues (cost: $51,087)			51,224

U.S. TREASURY SECURITIES (7.6%)(j)

Notes (7.6%)

5,000	1.00%, 3/15/2018	4,995
25,000	1.25%, 10/31/2018	24,940
10,000	1.25%, 1/31/2019	9,967
10,000	1.13%, 5/31/2019	9,937
10,000	1.25%, 1/31/2020	9,916
15,000	1.38%, 2/29/2020	14,904
55,000	1.38%, 3/31/2020	54,623
45,000	1.38%, 9/30/2020	44,552
25,000	1.63%, 11/30/2020	24,904
5,000	1.38%, 1/31/2021	4,935
5,000	1.13%, 2/28/2021	4,891
15,000	1.88%, 11/30/2021	14,992
5,000	1.88%, 8/31/2022	4,970
10,000	1.75%, 9/30/2022	9,876
10,000	1.38%, 6/30/2023	9,612
		248,014
	Total U.S. Treasury Securities (cost: $249,651)	248,014

MUNICIPAL BONDS (6.2%)

Airport/Port (0.1%)

2,000	Port of Corpus Christi Auth. of Nueces County	1.24	12/01/2017	2,000
	Appropriated Debt (0.2%)
4,000	Jacksonville	1.70	10/01/2018	3,997
545	Kentucky Property & Building Commission	2.26	5/01/2020	542
1,060	Kentucky Property & Building Commission	2.56	5/01/2021	1,051
250	Kentucky Property & Building Commission	2.76	5/01/2022	248
1,000	Luzerne County IDA (INS)(b)	3.85	12/15/2019	1,000
				6,838
	Community Service (0.1%)
1,650	Art Institute of Chicago	2.48	3/01/2019	1,649
	Education (1.3%)
2,500	Horace Mann School	2.48	7/01/2022	2,478
10,000	New Jersey EDA	2.42	6/15/2018	10,015
12,500	New Jersey EDA	4.45	6/15/2020	12,877
2,110	New York Dormitory Auth.	2.04	7/01/2018	2,108
1,000	New York Dormitory Auth.	1.98	7/01/2019	998

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,870	New York Dormitory Auth.	2.30%	7/01/2019	$3,862
1,270	New York Dormitory Auth.	2.24	7/01/2020	1,272
5,125	New York Dormitory Auth.	2.57	7/01/2020	5,106
1,550	New York Dormitory Auth.	2.44	7/01/2021	1,533
1,000	Pennsylvania Public School Building Auth. (INS)	1.97	12/01/2017	1,000
2,640	Pennsylvania Public School Building Auth. (INS)	2.41	12/01/2018	2,648
				43,897
	Electric Utilities (1.3%)
16,530	Appling County Dev. Auth	2.40	1/01/2038(k)	16,553
5,000	Beaver County IDA	4.75	8/01/2033(k)	5,079
10,000	Missouri Environmental Improvement and
	Energy Resources Auth.	2.88	5/01/2038(k)	10,075
10,000	South Carolina Public Service Auth.	2.39	12/01/2023	9,351
				41,058
	Electric/Gas Utilities (0.3%)
1,375	Florida Municipal Power Agency	2.20	10/01/2020	1,366
2,500	Florida Municipal Power Agency	2.38	10/01/2021	2,477
6,265	Long Island Power Auth.	2.36	9/01/2018	6,252
				10,095
	Escrowed Bonds (0.3%)
10,000	New York MTA (ETM)	1.47	7/01/2018	9,992
	General Obligation (1.3%)
3,000	City of West Haven	2.70	3/15/2018	3,002
5,395	Clintondale Community School County of
	Macomb	2.61	5/01/2021	5,449
4,000	Clintondale Community School County of
	Macomb	2.84	5/01/2022	4,058
2,403	Glassboro Borough	2.00	1/10/2018	2,404
2,392	Glen Cove	2.50	4/05/2018	2,391
2,000	Mount Clemens Community School District	2.12	5/01/2019	2,009
3,635	Mount Clemens Community School District	2.46	5/01/2020	3,675
1,500	Oyster Bay	3.25	2/01/2018	1,499
2,260	Oyster Bay	3.50	2/02/2018	2,270
600	Oyster Bay	3.55	2/01/2019	599
1,830	Oyster Bay	3.80	2/01/2020	1,830
3,000	San Bernardino CCD	2.14	8/01/2018	3,010
2,000	Scranton School District	4.13	6/15/2034(k)	1,985
3,000	State of Illinois	5.00	1/01/2018	3,017
5,035	State of Illinois	5.67	3/01/2018	5,092
				42,290
	Multi-Utilities (0.2%)
5,000	New York Energy Research and Dev. Auth.	2.38	7/01/2026(k)	5,117
	Municipal Finance (0.1%)
389	Kentucky Asset/Liability Commission	3.17	4/01/2018	391
4,650	Pennsylvania IDA (c)	2.97	7/01/2021	4,657
				5,048
	Nursing/CCRC (0.6%)
3,225	ACTS Retirement-Life Communities, Inc.	1.85	11/15/2017	3,225
3,000	ACTS Retirement-Life Communities, Inc.	2.18	11/16/2018	3,000
750	ACTS Retirement-Life Communities, Inc.	2.47	11/16/2019	750
8,500	Wisconsin Public Finance Auth.	2.63	11/01/2019	8,447

15 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$4,000	Wisconsin Public Finance Auth. (LOC - Citizens
	Financial Group)	2.75%	6/01/2020	$3,981
				19,403
	Semiconductors (0.0%)
1,000	Sandoval County	1.95	6/01/2018	998
	Special Assessment/Tax/Fee (0.3%)
2,195	Channahon	4.00	1/01/2020	2,179
500	New Jersey EDA	3.29	7/01/2019	502
625	New Jersey EDA	3.52	7/01/2020	626
495	New Jersey EDA	3.65	7/01/2021	496
5,000	New Jersey Transportation Trust Fund Auth.	1.76	12/15/2018	4,985
				8,788
	Water/Sewer Utility (0.1%)
665	Chicago Wastewater Transmission	2.59	1/01/2018	665
535	Chicago Wastewater Transmission	3.38	1/01/2019	540
2,520	Chicago Wastewater Transmission	4.31	1/01/2021	2,616
				3,821
	Total Municipal Bonds (cost: $200,869)			200,994
	Total Bonds (cost: $2,946,516)			2,971,970

Number

of Shares

EQUITY SECURITIES (0.1%)

PREFERRED STOCKS (0.1%)

Financials (0.1%)

Diversified Banks (0.1%)

200,000 Citigroup Capital XIII, 7.75%, 3 mo. USD LIBOR + 6.37% (e) (cost: $5,470)	5,463

Principal Amount (000)

MONEY MARKET INSTRUMENTS (10.2%)

COMMERCIAL PAPER (8.9%)

Consumer Discretionary (0.9%)

Automobile Manufacturers (0.9%)

$15,314	Hyundai Capital America	(c),(l)	1.38	11/02/2017	15,314
12,000	Hyundai Capital America	(c),(l)	1.37	11/20/2017	11,991
2,625	Hyundai Capital America	(c),(l)	1.43	12/15/2017	2,620
					29,925
	Total Consumer Discretionary				29,925

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Consumer Staples (1.7%)

Brewers (0.6%)

$10,360	Molson Coors Brewing Co. (c),(l)	1.55%	11/08/2017	$10,357
9,000	Molson Coors Brewing Co. (c),(l)	1.56	11/16/2017	8,994
				19,351
	Distillers & Vintners (0.2%)
6,250	Diageo Capital plc (c),(l)	1.34	11/17/2017	6,246
	Packaged Foods & Meat (0.9%)
30,000	Tyson Foods, Inc. (c),(l)	1.35	11/03/2017	29,998
	Total Consumer Staples			55,595
	Energy (3.7%)
	Oil & Gas Drilling (0.9%)
5,346	Nabors Industries, Inc. (c),(l)	2.20	11/09/2017	5,343
15,000	Nabors Industries, Inc. (c),(l)	2.45	1/08/2018	14,948
10,000	Nabors Industries, Inc. (c),(l)	2.55	2/28/2018	9,936
				30,227
	Oil & Gas Exploration & Production (1.0%)
8,000	Canadian Natural Resources Ltd. (c),(l)	1.52	11/06/2017	7,998
8,492	Canadian Natural Resources Ltd. (c),(l)	1.56	11/20/2017	8,485
14,150	Canadian Natural Resources Ltd. (c),(l)	1.57	11/24/2017	14,136
				30,619
	Oil & Gas Storage & Transportation (1.8%)
22,969	Enbridge Energy Partners, LP (c),(l)	2.00	11/13/2017	22,953
8,000	Energy Transfer Partners, LP (c),(l)	2.05	11/03/2017	7,999
6,000	Energy Transfer Partners, LP (c),(l)	1.90	11/07/2017	5,998
6,820	Energy Transfer Partners, LP (c),(l)	1.93	11/10/2017	6,817
5,000	Plains All American Pipeline, LP (c),(l)	2.45	11/28/2017	4,991
11,000	Spectra Energy Partners, LP (c),(l)	1.40	12/04/2017	10,986
				59,744
	Total Energy			120,590
	Industrials (0.2%)
	Industrial Machinery (0.2%)
5,647	Fortive Corp. (c),(l)	1.38	11/01/2017	5,647
	Information Technology (0.3%)
	Electronic Components (0.3%)
10,150	Amphenol Corp. (c),(l)	1.38	11/15/2017	10,145
	Materials (0.8%)
	Commodity Chemicals (0.6%)
19,200	Cabot Corp. (c),(l)	1.37	11/01/2017	19,200
	Diversified Chemicals (0.2%)
7,985	E.I. du Pont de Nemours and Co. (c),(l)	1.38	11/07/2017	7,983
	Total Materials			27,183
	Municipal Bonds (0.8%)
	Hospital (0.8%)
25,000	Catholic Health Initiatives	1.80	11/09/2017	24,990

17 | USAA Short-Term Bond Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Utilities (0.5%)

Gas Utilities (0.4%)

$12,725	Spire, Inc. (c),(l)	1.40%	11/10/2017	$12,721
	Multi-Utilities (0.1%)
2,686	Public Service Co. of North Carolina, Inc.	1.42	11/06/2017	2,685
	Total Utilities			15,406
	Total Commercial Paper (cost: $289,444)			289,481
	VARIABLE-RATE DEMAND NOTES (0.9%)
	Energy (0.3%)
	Oil & Gas Refining & Marketing (0.3%)
10,000	Port of Port Arthur Navigation District	1.54 (m)	12/01/2027	10,000
	Industrials (0.1%)
	Airport Services (0.1%)
2,235	Metropolitan Nashville Airport Auth. (LOC -
	Regions Bank)	2.12 (m)	4/01/2030	2,235
	Materials (0.3%)
	Steel (0.3%)
10,000	Illinois Finance Auth. (LOC - UniCredit Bank
	A.G.)	3.50 (m)	2/01/2037	10,000
	Municipal Bonds (0.2%)
	Single Family Housing (0.2%)
8,275	Illinois Housing Development Auth. (LOC -
	Federal Home Loan Bank of Chicago)	1.40 (m)	8/01/2034	8,275
	Total Variable-Rate Demand Notes (cost: $30,510)			30,510
Number
of Shares
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
	State Street Institutional Treasury Money Market Fund Premier Class, 0.94% (n)
12,152,014	(cost: $12,152)			12,152
	Total Money Market Instruments (cost: $332,106)			332,143

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.1%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.1%)

44,233	Federated Government Obligations Fund Institutional Class, 0.91%(n)	44
826,900	Goldman Sachs Financial Square Government Fund Institutional Class, 0.93%(n)	827
1,391,142	Invesco Government & Agency Portfolio Institutional Class, 0.95%(n)	1,391
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
101,019	0.92%(n)	101
990,066	Western Asset Institutional Government Reserves Institutional Class, 0.95%(n)	990
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $3,353)	3,353
	Total Investments (cost: $3,287,445)	$3,312,929

Portfolio of Investments | 18

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Bonds:
Corporate Obligations	$	— $	1,615,031	$	— $	1,615,031
Eurodollar and Yankee Obligations		—	416,706		—	416,706
Foreign Government Obligations		—	19,968		—	19,968
Asset-Backed Securities		—	285,641		—	285,641
Collateralized Loan Obligations		—	53,093		—	53,093
Collateralized Mortgage Obligations		—	3,131		—	3,131
Commercial Mortgage Securities		—	78,168		—	78,168
U.S. Government Agency Issues		—	51,224		—	51,224
U.S. Treasury Securities		248,014	—		—	248,014
Municipal Bonds		—	200,994		—	200,994
Equity Securities:
Preferred Stocks		—	5,463		—	5,463
Money Market Instruments:
Commercial Paper		—	289,481		—	289,481
Variable-Rate Demand Notes		—	30,510		—	30,510
Government & U.S. Treasury Money Market
Funds		12,152	—		—	12,152
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds		3,353	—		—	3,353
Total		$263,519	$3,049,410	$	— $	3,312,929

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS
Corporate
($ in 000s)	Obligations
Balance as of July 31, 2017	$3,690
Purchases	-
Sales	(3,688)
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	7
Change in net unrealized appreciation/(depreciation) of investments	(9)

Balance as of October 31, 2017	$ -

For the period of August 1, 2017, through October 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

19 | USAA Short-Term Bond Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Short-Term Bond Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: Short-Term Bond Fund Shares (Fund Shares), Short- Term Bond Fund Institutional Shares (Institutional Shares), Short-Term Bond Fund Adviser Shares (Adviser Shares), and Short-Term Bond Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker- dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the

20 | USAA Short-Term Bond Fund

Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and ask prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sale price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

3.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing price of foreign

21 | USAA Short-Term Bond Fund

equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

4.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

5.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and ask price closest to the last reported sale price.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Notes to Portfolio of Investments | 22

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral

$3,257,000	$-	$3,353,000

D.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

23 | USAA Short-Term Bond Fund

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,265,751,000 at October 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.2% of net assets at October 31, 2017.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Notes to Portfolio of Investments | 24

Collateralized loan obligations (CLOs) – Collateralized loan obligations are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches), and can be equity or debt with specific adjustable or fixed interest rates, and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

CCD	Community College District
EDA	Economic Development Authority
ETM	Escrowed to final maturity
IDA	Industrial Development Authority/Agency
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
MTA	Metropolitan Transportation Authority
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
USD	U.S. Dollar

25 | USAA Short-Term Bond Fund

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by one of the following: Assured Guaranty
Municipal Corp., Build America Mutual Assurance Co., or MBIA Insurance Corp.
Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(b)At October 31, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $48,856,000, which included when-issued securities of $30,863,000.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)The security, or a portion thereof, was out on loan as of October 31, 2017.

(e)Variable-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at October 31, 2017.

(f)At October 31, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(g)Stated interest rates may change slightly over time as underlying mortgages pay down.

(h)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2017, was $26,439,000, which represented 0.8% of the Fund's net assets.

Notes to Portfolio of Investments | 26

(i)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(j)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(k)Put bond – provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

(l)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) Commercial Paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(m)Variable-rate demand notes - interest rate is determined by the issuer or agent based on current market conditions, and is not based on a published reference rate and spread. These securities do not indicate a reference rate and spread in their description.

(n)Rate represents the money market fund annualized seven-day yield at October 31, 2017.

27 | USAA Short-Term Bond Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA VALUE FUND

OCTOBER 31, 2017

(Form N-Q)

48455 -1217	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Value Fund

October 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.2%)

COMMON STOCKS (98.2%)

Consumer Discretionary (10.0%)

Apparel Retail (0.4%)

153,800	L Brands, Inc.	$6,620
	Apparel, Accessories & Luxury Goods (0.5%)
390,400	Hanesbrands, Inc.(a)	8,784
	Auto Parts & Equipment (0.7%)
36,900	Adient plc	3,113
469,023	American Axle & Manufacturing Holdings, Inc.*	8,344
		11,457
	Cable & Satellite (0.4%)
184,800	Comcast Corp. "A"	6,658
	General Merchandise Stores (1.7%)
330,110	Dollar General Corp.	26,686
	Home Improvement Retail (1.5%)
292,052	Lowe's Companies, Inc.	23,350
	Hotels, Resorts & Cruise Lines (2.6%)
204,260	Carnival Corp.	13,561
254,000	Norwegian Cruise Line Holdings Ltd.*	14,160
112,900	Royal Caribbean Cruises Ltd.	13,974
		41,695
	Household Appliances (0.8%)
78,847	Whirlpool Corp.	12,925
	Leisure Facilities (0.2%)
268,500	SeaWorld Entertainment, Inc.(a)	3,082
	Movies & Entertainment (0.9%)
569,600	Twenty-First Century Fox, Inc. "A"	14,895
	Publishing (0.3%)
93,600	Meredith Corp.	4,961
	Total Consumer Discretionary	161,113
	Consumer Staples (5.9%)
	Agricultural Products (0.4%)
390,300	Darling Ingredients, Inc.*	7,123
	Drug Retail (1.0%)
244,200	CVS Health Corp.	16,735
	Soft Drinks (1.3%)
492,600	Coca-Cola European Partners plc	20,128

1 | USAA Value Fund

		Market
Number		Value
of Shares	Security	(000)
	Tobacco (3.2%)
356,818	Altria Group, Inc.	$22,915
263,787	Philip Morris International, Inc.	27,602
		50,517
	Total Consumer Staples	94,503
	Energy (10.1%)
	Integrated Oil & Gas (4.4%)
734,556	BP plc ADR	29,874
178,900	Chevron Corp.	20,733
299,224	Occidental Petroleum Corp.	19,321
		69,928
	Oil & Gas Exploration & Production (3.8%)
522,200	Callon Petroleum Co.*	5,791
492,357	ConocoPhillips	25,184
260,500	Devon Energy Corp.	9,613
1,467,000	Kosmos Energy Ltd.*	11,267
290,400	Vermilion Energy, Inc.	9,911
		61,766
	Oil & Gas Refining & Marketing (1.9%)
258,000	PBF Energy, Inc. "A"(a)	7,474
250,277	Phillips 66	22,795
		30,269
	Total Energy	161,963
	Financials (18.9%)
	Consumer Finance (3.6%)
228,241	American Express Co.	21,802
87,700	Capital One Financial Corp.	8,084
94,100	Discover Financial Services	6,261
575,900	Navient Corp.	7,176
59,400	PRA Group, Inc.*	1,657
1,263,500	SLM Corp.*	13,380
		58,360
	Diversified Banks (7.1%)
855,666	Bank of America Corp.	23,437
340,153	Citigroup, Inc.	25,001
321,144	JPMorgan Chase & Co.	32,310
577,832	Wells Fargo & Co.	32,440
		113,188
	Insurance Brokers (1.1%)
108,607	Willis Towers Watson plc	17,495
	Multi-Line Insurance (1.3%)
311,328	American International Group, Inc.	20,115
	Property & Casualty Insurance (1.5%)
206,500	FNF Group	7,727
423,500	XL Group Ltd.	17,139
		24,866
	Regional Banks (3.2%)
305,600	Fifth Third Bancorp	8,832
529,500	KeyCorp	9,663
61,999	PNC Financial Services Group, Inc.	8,481
102,200	Prosperity Bancshares, Inc.	6,723
121,300	Texas Capital Bancshares, Inc.*	10,438

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
96,500	UMB Financial Corp.	$7,095
		51,232
	Thrifts & Mortgage Finance (1.1%)
594,300	MGIC Investment Corp.*	8,498
742,900	New York Community Bancorp, Inc.	9,331
		17,829
	Total Financials	303,085
	Health Care (14.9%)
	Health Care Distributors (2.1%)
409,300	Cardinal Health, Inc.	25,336
231,300	Patterson Companies, Inc.	8,558
		33,894
	Health Care Equipment (2.0%)
229,300	Invacare Corp.	3,554
362,783	Medtronic plc	29,212
		32,766
	Health Care Facilities (0.4%)
126,080	HealthSouth Corp.	5,817
	Health Care Services (1.1%)
278,797	Express Scripts Holding Co.*	17,088
	Managed Health Care (3.7%)
144,455	Anthem, Inc.	30,221
81,000	Cigna Corp.	15,975
61,522	UnitedHealth Group, Inc.	12,933
		59,129
	Pharmaceuticals (5.6%)
184,957	Johnson & Johnson	25,785
282,429	Merck & Co., Inc.	15,559
743,943	Pfizer, Inc.	26,083
356,565	Sanofi ADR	16,858
429,591	Teva Pharmaceutical Industries Ltd. ADR	5,928
		90,213
	Total Health Care	238,907
	Industrials (15.3%)
	Aerospace & Defense (3.9%)
78,933	General Dynamics Corp.	16,021
49,544	Raytheon Co.	8,928
169,600	Spirit AeroSystems Holdings, Inc. "A"	13,585
197,569	United Technologies Corp.	23,661
		62,195
	Air Freight & Logistics (0.4%)
259,814	Air Transport Services Group, Inc.*	6,287
	Building Products (5.0%)
125,825	Gibraltar Industries, Inc.*	4,184
949,403	Johnson Controls International plc	39,296
221,500	Owens Corning	18,316
146,100	Simpson Manufacturing Co., Inc.	8,143
89,300	Trex Co., Inc.*	9,774
		79,713
	Construction & Engineering (0.8%)
135,221	Comfort Systems USA, Inc.	5,990

3 | USAA Value Fund

		Market
Number		Value
of Shares	Security	(000)
245,900	Primoris Services Corp.	$6,952
		12,942
	Construction Machinery & Heavy Trucks (0.9%)
309,500	Federal Signal Corp.	6,608
183,902	Terex Corp.	8,663
		15,271
	Diversified Support Services (0.3%)
139,330	Mobile Mini, Inc.	4,612
	Electrical Components & Equipment (0.3%)
97,800	Encore Wire Corp.	4,416
	Industrial Conglomerates (0.6%)
526,300	General Electric Co.	10,610
	Industrial Machinery (1.6%)
95,200	Barnes Group, Inc.	6,197
146,300	Colfax Corp.*	6,102
81,500	Stanley Black & Decker, Inc.	13,166
		25,465
	Railroads (0.5%)
57,200	Norfolk Southern Corp.	7,517
	Research & Consulting Services (0.3%)
127,400	Nielsen Holdings plc	4,723
	Trucking (0.7%)
31,300	AMERCO	12,290
	Total Industrials	246,041
	Information Technology (14.3%)
	Application Software (0.5%)
232,100	Micro Focus International plc ADR*	8,107
	Data Processing & Outsourced Services (0.7%)
63,319	Black Knight, Inc.*	2,871
106,800	Total System Services, Inc.	7,695
		10,566
	Electronic Components (1.4%)
242,700	II-VI, Inc.*	10,970
539,440	Vishay Intertechnology, Inc.	12,003
		22,973
	Electronic Equipment & Instruments (0.7%)
116,200	FARO Technologies, Inc.*	6,019
96,300	MTS Systems Corp.	5,013
		11,032
	Electronic Manufacturing Services (0.6%)
95,100	Park Electrochemical Corp.	1,796
137,900	Plexus Corp.*	8,471
		10,267
	Semiconductor Equipment (1.8%)
336,500	Brooks Automation, Inc.	11,572
420,386	Photronics, Inc.*	4,078
247,200	Versum Materials, Inc.	10,402
293,100	Xcerra Corp.*	2,887
		28,939

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Semiconductors (4.2%)
250,230	Diodes, Inc.*	8,593
145,200	Microchip Technology, Inc.	$13,765
468,319	QUALCOMM, Inc.	23,889
220,112	Texas Instruments, Inc.	21,282
		67,529
	Systems Software (3.6%)
332,721	Microsoft Corp.	27,675
599,466	Oracle Corp.	30,513
		58,188
	Technology Hardware, Storage, & Peripherals (0.8%)
890,200	Hewlett Packard Enterprise Co.	12,392
	Total Information Technology	229,993
	Materials (6.2%)
	Construction Materials (0.3%)
108,300	CRH plc ADR	4,064
	Diversified Chemicals (1.3%)
289,188	DowDuPont, Inc.	20,911
	Diversified Metals & Mining (0.8%)
637,800	Ferroglobe plc	10,198
62,000	Materion Corp.	3,184
		13,382
	Fertilizers & Agricultural Chemicals (0.4%)
60,331	Scotts Miracle-Gro Co.	6,010
	Industrial Gases (1.3%)
132,265	Air Products & Chemicals, Inc.	21,087
	Specialty Chemicals (1.5%)
277,400	Axalta Coating Systems Ltd.*	9,224
59,900	Celanese Corp. "A"	6,248
234,100	Flotek Industries, Inc.*(a)	1,152
176,800	PolyOne Corp.	8,145
		24,769
	Steel (0.6%)
399,400	Allegheny Technologies, Inc.*(a)	10,057
	Total Materials	100,280
	Telecommunication Services (1.3%)
	Integrated Telecommunication Services (1.3%)
423,214	Verizon Communications, Inc.	20,259
	Utilities (1.3%)
	Electric Utilities (1.0%)
86,200	Pinnacle West Capital Corp.	7,560
169,000	Xcel Energy, Inc.	8,369
		15,929
	Multi-Utilities (0.3%)
144,000	CenterPoint Energy, Inc.	4,260
	Total Utilities	20,189
	Total Common Stocks (cost: $1,118,988)	1,576,333

5 | USAA Value Fund

		Market
Number		Value
of Shares	Security	(000)
	RIGHTS (0.0%)
	Materials (0.0%)
	Diversified Metals & Mining (0.0%)
545,600	Ferroglobe Representation & Warranty Insurance Trust*(b),(d)(cost: $0)	$—
	Total Equity Securities (cost: $1,118,988)	1,576,333
	MONEY MARKET INSTRUMENTS (1.7%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.7%)
	State Street Institutional Treasury Money Market Fund Premier Class, 0.94%(c)
27,169,258	(cost: $27,169)	27,169

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.0%)

102,221	Federated Government Obligations Fund Institutional Class, 0.91%(c)					102
691,782	Fidelity Government Portfolio Class I, 0.92%(c)					692
1,105,232	Goldman Sachs Financial Square Government Fund Institutional Class, 0.93%(c)					1,105
12,855,693	Invesco Government & Agency Portfolio Institutional Class, 0.95%(c)					12,856
Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
143,932	0.92%(c)					144
346,431	Western Asset Institutional Government Reserves Institutional Class, 0.95%(c)					346
Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $15,245)					15,245
Total Investments (cost: $1,161,402)						$1,618,747
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1		LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks		$1,576,333	$	— $	— $	1,576,333
Rights		—		—	—	—
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds		27,169		—	—	27,169
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds		15,245		—	—	15,245
Total		$1,618,747	$	— $	— $	1,618,747

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of August 1, 2017, through October 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 6

NOTES TO PORTFOLIO

OF INVESTMENTS

October 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Value Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Value Fund Shares (Fund Shares), Value Fund Institutional Shares (Institutional Shares), and Value Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class- related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-

1)fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

7 | USAA Value Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of backtesting reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sale price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and ask prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sale or official closing price and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 8

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government

9 | USAA Value Fund

securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

At October 31, 2017, the Fund's value of outstanding securities on loan and the value of collateral are as follows:

Value of
Securities on Loan	Non-Cash Collateral	Cash Collateral

$14,868,000	$-	$15,245,000

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,604,992,000 at October 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 7.0% of net assets at October 31, 2017.

E.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange

Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018 (with filing of Form N-PORT beginning April 30, 2019), with other staggered compliance dates extending through April 30, 2019. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

Notes to Portfolio of Investments | 10

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of October 31, 2017.

(b)Security was fair valued at October 31, 2017, by the Manager in accordance with valuation procedures approved by the Board.

(c)Rate represents the money market fund annualized seven-day yield at October 31, 2017.

(d)Security was fair valued at Level 3.

*Non-income-producing security.

11 | USAA Value Fund

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2017

By:	/S/ KRISTEN MILLAN
--------------------------------------------------------------
Signature and Title: Kristen Millan, Assistant Secretary
Date:	12/27/2017
-------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
--------------------------------------------------------------
Signature and Title: Daniel S. McNamara, President
Date:	12/27/2017
------------------------------
By:	/S/ ROBERTO GALINDO, JR.
-----------------------------------------------------
Signature and Title: Roberto Galindo, Jr., Treasurer
Date:	12/27/2017
------------------------------